JNLNY Separate Account I

Financial Statements

December 31, 2023

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$96,675,218	$454,471	$114,258	$44,470,561	$50,044	$33,189	$201,518,643
Receivables:
Investments in Fund shares sold	9,679	6	1	43,747	1	—	43,221
Investment Division units sold	—	—	—	4,859	—	—	448
Total assets	96,684,897	454,477	114,259	44,519,167	50,045	33,189	201,562,312

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	4,859	—	—	448
Investment Division units redeemed	6,034	—	—	42,295	—	—	35,426
Insurance fees due to Jackson
of New York	3,645	6	1	1,452	1	—	7,795
Total liabilities	9,679	6	1	48,606	1	—	43,669
Net assets	$96,675,218	$454,471	$114,258	$44,470,561	$50,044	$33,189	$201,518,643
Maximum Unit Value	23.123483	22.528269	8.453609	14.191263	13.532901	7.843183	24.579364
Minimum Unit Value	17.333820	18.475951	N/A	11.185924	N/A	N/A	17.362656

Investments in Funds, shares outstanding	5,169,798	23,857	12,379	3,255,532	3,595	4,028	10,679,313
Investments in Funds, at cost	$71,252,991	$417,671	$114,241	$41,707,132	$49,612	$29,053	$157,029,805

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,254,954	1,630	700	527,538	257	84	2,750,766
Total expenses	1,254,954	1,630	700	527,538	257	84	2,750,766
Net investment income (loss)	(1,254,954)	(1,630)	(700)	(527,538)	(257)	(84)	(2,750,766)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,721,122	(48)	(3,439)	147,870	(2,411)	425	4,853,024
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,715,345	56,868	11,994	3,807,410	7,790	2,332	25,096,102
Net realized and unrealized gain (loss)	15,436,467	56,820	8,555	3,955,280	5,379	2,757	29,949,126

Net change in net assets
from operations	$14,181,513	$55,190	$7,855	$3,427,742	$5,122	$2,673	$27,198,360

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Assets
Investments in Funds, at fair value	$207,251	$331,295	$40,770,405	$321,278	$20,059,552	$—	$30,239,895
Receivables:
Investments in Fund shares sold	3	4	1,337	4	2,019	—	21,610
Investment Division units sold	—	—	—	—	—	—	—
Total assets	207,254	331,299	40,771,742	321,282	20,061,571	—	30,261,505

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	92	—	1,395	—	20,648
Insurance fees due to Jackson
of New York	3	4	1,245	4	624	—	962
Total liabilities	3	4	1,337	4	2,019	—	21,610
Net assets	$207,251	$331,295	$40,770,405	$321,278	$20,059,552	$—	$30,239,895
Maximum Unit Value	22.766780	9.578221	23.491893	22.339753	16.467972	N/A	20.135419
Minimum Unit Value	18.681448	N/A	18.515479	19.642981	13.293339	N/A	15.776994

Investments in Funds, shares outstanding	10,778	33,771	2,730,771	21,418	1,698,523	—	2,270,262
Investments in Funds, at cost	$162,301	$307,637	$39,440,192	$319,699	$20,709,175	$—	$30,007,506

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$8,543	$713,328	$6,475	$448,695	$—	$622,201
Expenses
Asset-based charges	1,510	1,189	415,965	1,367	214,089	8	336,549
Total expenses	1,510	1,189	415,965	1,367	214,089	8	336,549
Net investment income (loss)	(1,510)	7,354	297,363	5,108	234,606	(8)	285,652

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	568,387	4,456	—	—	560,275
Sales of investments in Funds	28,301	2,601	(40,219)	(284)	(186,757)	87	(109,646)
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,053	37,971	3,684,014	28,107	1,480,020	—	2,162,286
Net realized and unrealized gain (loss)	48,354	40,572	4,212,182	32,279	1,293,263	87	2,612,915

Net change in net assets
from operations	$46,844	$47,926	$4,509,545	$37,387	$1,527,869	$79	$2,898,567

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments in Funds, at fair value	$1,973,035	$257,584	$118,273,124	$179,526	$218,973,260	$132,592	$14,229,746
Receivables:
Investments in Fund shares sold	22	3	52,844	2	22,976	2	782
Investment Division units sold	—	—	2,185	—	—	—	1,650
Total assets	1,973,057	257,587	118,328,153	179,528	218,996,236	132,594	14,232,178

Liabilities
Payables:
Investments in Fund shares purchased	—	—	2,185	—	—	—	1,650
Investment Division units redeemed	—	—	48,347	—	14,600	—	346
Insurance fees due to Jackson
of New York	22	3	4,497	2	8,376	2	436
Total liabilities	22	3	55,029	2	22,976	2	2,432
Net assets	$1,973,035	$257,584	$118,273,124	$179,526	$218,973,260	$132,592	$14,229,746
Maximum Unit Value	19.723814	9.662547	17.614458	17.121350	23.372026	21.651840	11.958607
Minimum Unit Value	N/A	N/A	13.801475	16.339282	15.558654	18.040566	10.009702

Investments in Funds, shares outstanding	147,682	24,416	7,168,068	10,673	12,018,291	7,140	1,207,958
Investments in Funds, at cost	$2,065,200	$231,556	$100,350,820	$157,213	$168,820,536	$118,055	$13,064,987

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$46,243	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	7,001	820	1,601,658	741	3,037,681	761	155,694
Total expenses	7,001	820	1,601,658	741	3,037,681	761	155,694
Net investment income (loss)	39,242	(820)	(1,601,658)	(741)	(3,037,681)	(761)	(155,694)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	36,359	—	—	—	—	—	—
Sales of investments in Funds	(9,292)	998	1,904,422	6,415	7,265,038	868	116,773
Net change in unrealized appreciation
(depreciation) on investments in Funds	131,997	32,424	11,144,641	13,492	20,805,839	16,463	1,377,397
Net realized and unrealized gain (loss)	159,064	33,422	13,049,063	19,907	28,070,877	17,331	1,494,170

Net change in net assets
from operations	$198,306	$32,602	$11,447,405	$19,166	$25,033,196	$16,570	$1,338,476

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Assets
Investments in Funds, at fair value	$217,649	$53,796,383	$464,485	$32,183,293	$117,188	$33,431,976	$1,148,551
Receivables:
Investments in Fund shares sold	3	8,615	146	3,016	1	2,307	109
Investment Division units sold	—	2,625	—	—	—	—	—
Total assets	217,652	53,807,623	464,631	32,186,309	117,189	33,434,283	1,148,660

Liabilities
Payables:
Investments in Fund shares purchased	—	2,625	—	—	—	—	—
Investment Division units redeemed	—	6,552	140	1,778	—	1,061	94
Insurance fees due to Jackson
of New York	3	2,063	6	1,238	1	1,246	15
Total liabilities	3	11,240	146	3,016	1	2,307	109
Net assets	$217,649	$53,796,383	$464,485	$32,183,293	$117,188	$33,431,976	$1,148,551
Maximum Unit Value	11.845944	15.586855	15.792688	13.856269	13.741966	20.077704	19.876493
Minimum Unit Value	11.306184	10.852304	14.481173	12.442506	N/A	17.294421	19.545724

Investments in Funds, shares outstanding	18,168	6,366,436	54,839	2,941,800	10,605	1,764,220	59,665
Investments in Funds, at cost	$213,134	$56,004,098	$528,058	$39,231,960	$131,161	$29,150,725	$958,947

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Investment Income
Dividends	$—	$759,142	$8,056	$849,993	$3,467	$—	$—
Expenses
Asset-based charges	936	742,897	1,975	417,688	529	425,610	5,587
Total expenses	936	742,897	1,975	417,688	529	425,610	5,587
Net investment income (loss)	(936)	16,245	6,081	432,305	2,938	(425,610)	(5,587)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(288)	(776,765)	(24,620)	(1,714,937)	(3,377)	566,932	17,268
Net change in unrealized appreciation
(depreciation) on investments in Funds	23,042	5,150,970	58,532	6,926,456	23,922	3,255,550	115,722
Net realized and unrealized gain (loss)	22,754	4,374,205	33,912	5,211,519	20,545	3,822,482	132,990

Net change in net assets
from operations	$21,818	$4,390,450	$39,993	$5,643,824	$23,483	$3,396,872	$127,403

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A
Assets
Investments in Funds, at fair value	$149,707,657	$1,556,303	$103,066,119	$1,014,380	$18,350,432	$145,233	$1,882,476
Receivables:
Investments in Fund shares sold	27,591	21	53,802	12	1,108	2	72
Investment Division units sold	39,815	1,898	3,791	—	7,592	—	—
Total assets	149,775,063	1,558,222	103,123,712	1,014,392	18,359,132	145,235	1,882,548

Liabilities
Payables:
Investments in Fund shares purchased	39,815	1,898	3,791	—	7,592	—	—
Investment Division units redeemed	21,752	—	49,741	—	870	—	—
Insurance fees due to Jackson
of New York	5,839	21	4,061	12	238	2	72
Total liabilities	67,406	1,919	57,593	12	8,700	2	72
Net assets	$149,707,657	$1,556,303	$103,066,119	$1,014,380	$18,350,432	$145,233	$1,882,476
Maximum Unit Value	105.856774	109.439755	39.065193	39.652966	20.548928	9.323677	10.620857
Minimum Unit Value	52.277824	94.264293	26.643321	36.120161	19.915149	N/A	10.504969

Investments in Funds, shares outstanding	3,868,415	37,637	5,239,762	50,744	870,927	14,266	174,303
Investments in Funds, at cost	$136,791,420	$1,768,923	$83,954,793	$879,235	$15,037,688	$132,128	$1,666,428

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,024,383	7,243	1,344,710	2,471	81,077	646	17,892
Total expenses	2,024,383	7,243	1,344,710	2,471	81,077	646	17,892
Net investment income (loss)	(2,024,383)	(7,243)	(1,344,710)	(2,471)	(81,077)	(646)	(17,892)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	467,989	(26,855)	1,915,212	1,861	989,512	983	20,411
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,090,314	244,463	16,367,365	140,806	2,920,724	23,278	193,328
Net realized and unrealized gain (loss)	21,558,303	217,608	18,282,577	142,667	3,910,236	24,261	213,739

Net change in net assets
from operations	$19,533,920	$210,365	$16,937,867	$140,196	$3,829,159	$23,615	$195,847

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Assets
Investments in Funds, at fair value	$82,986	$193,175,413	$1,211,013	$18,219,269	$674,816	$23,976,911	$220,829
Receivables:
Investments in Fund shares sold	1	133,440	14	963	33	1,271	3
Investment Division units sold	—	815	—	22,701	—	3,391	—
Total assets	82,987	193,309,668	1,211,027	18,242,933	674,849	23,981,573	220,832

Liabilities
Payables:
Investments in Fund shares purchased	—	815	—	22,701	—	3,391	—
Investment Division units redeemed	—	126,039	—	300	24	427	—
Insurance fees due to Jackson
of New York	1	7,401	14	663	9	844	3
Total liabilities	1	134,255	14	23,664	33	4,662	3
Net assets	$82,986	$193,175,413	$1,211,013	$18,219,269	$674,816	$23,976,911	$220,829
Maximum Unit Value	10.778235	30.239257	31.054496	9.220063	9.191075	13.209971	13.118562
Minimum Unit Value	N/A	16.732189	27.386202	8.748143	9.138885	11.763279	12.869064

Investments in Funds, shares outstanding	7,641	12,304,166	73,350	1,976,060	72,639	1,815,058	16,431
Investments in Funds, at cost	$73,970	$164,400,410	$1,052,664	$17,955,174	$660,598	$21,486,245	$204,681

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	290	2,472,086	4,771	178,835	2,039	281,889	1,368
Total expenses	290	2,472,086	4,771	178,835	2,039	281,889	1,368
Net investment income (loss)	(290)	(2,472,086)	(4,771)	(178,835)	(2,039)	(281,889)	(1,368)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	34	2,669,642	3,755	(102,579)	(437)	175,538	1,502
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,017	20,581,012	145,877	805,129	24,420	1,652,999	19,149
Net realized and unrealized gain (loss)	9,051	23,250,654	149,632	702,550	23,983	1,828,537	20,651

Net change in net assets
from operations	$8,761	$20,778,568	$144,861	$523,715	$21,944	$1,546,648	$19,283

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$21,556,974	$186,700	$66,941,037	$1,055,994	$41,522,071	$190,450	$222,497,303
Receivables:
Investments in Fund shares sold	1,670	3	5,627	16	3,916	3	452,449
Investment Division units sold	398	—	31,328	—	5,745	—	22,496
Total assets	21,559,042	186,703	66,977,992	1,056,010	41,531,732	190,453	222,972,248

Liabilities
Payables:
Investments in Fund shares purchased	398	—	31,328	—	5,745	—	22,496
Investment Division units redeemed	813	—	3,257	—	2,272	—	443,955
Insurance fees due to Jackson
of New York	857	3	2,370	16	1,644	3	8,494
Total liabilities	2,068	3	36,955	16	9,661	3	474,945
Net assets	$21,556,974	$186,700	$66,941,037	$1,055,994	$41,522,071	$190,450	$222,497,303
Maximum Unit Value	11.264249	11.349186	26.655140	26.230970	23.038355	23.177544	25.732553
Minimum Unit Value	8.513130	10.680837	21.587349	24.469221	17.403541	21.813820	19.676791

Investments in Funds, shares outstanding	2,115,503	17,900	2,775,333	42,997	2,234,772	9,961	9,044,606
Investments in Funds, at cost	$22,972,723	$182,356	$56,920,705	$955,811	$37,145,628	$176,260	$176,870,510

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	303,640	599	785,268	5,161	580,356	961	2,789,378
Total expenses	303,640	599	785,268	5,161	580,356	961	2,789,378
Net investment income (loss)	(303,640)	(599)	(785,268)	(5,161)	(580,356)	(961)	(2,789,378)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(417,799)	(1,551)	1,052,402	4,323	343,153	7	4,383,630
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,596,226	11,263	10,966,632	164,871	5,674,915	26,731	27,745,177
Net realized and unrealized gain (loss)	1,178,427	9,712	12,019,034	169,194	6,018,068	26,738	32,128,807

Net change in net assets
from operations	$874,787	$9,113	$11,233,766	$164,033	$5,437,712	$25,777	$29,339,429

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Assets
Investments in Funds, at fair value	$2,160,112	$328,045,550	$4,447,863	$581,323,034	$6,746,195	$86,481,667	$661,772
Receivables:
Investments in Fund shares sold	32	29,416	168	736,153	8,060	167,160	10
Investment Division units sold	—	238,345	—	422,246	—	292,897	—
Total assets	2,160,144	328,313,311	4,448,031	582,481,433	6,754,255	86,941,724	661,782

Liabilities
Payables:
Investments in Fund shares purchased	—	238,345	—	422,246	—	292,897	—
Investment Division units redeemed	—	17,374	110	713,859	7,971	163,813	—
Insurance fees due to Jackson
of New York	32	12,042	58	22,294	89	3,347	10
Total liabilities	32	267,761	168	1,158,399	8,060	460,057	10
Net assets	$2,160,112	$328,045,550	$4,447,863	$581,323,034	$6,746,195	$86,481,667	$661,772
Maximum Unit Value	25.037882	51.003354	49.974592	42.972066	43.209393	17.771951	17.897729
Minimum Unit Value	24.384128	38.792921	47.086792	31.385136	40.667007	13.161835	16.278611

Investments in Funds, shares outstanding	86,129	6,636,568	88,251	14,551,265	164,061	5,501,378	40,977
Investments in Funds, at cost	$1,998,874	$251,298,313	$3,604,911	$383,535,753	$5,376,531	$79,071,011	$649,271

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	11,039	3,663,251	16,951	7,207,801	29,960	1,178,418	3,125
Total expenses	11,039	3,663,251	16,951	7,207,801	29,960	1,178,418	3,125
Net investment income (loss)	(11,039)	(3,663,251)	(16,951)	(7,207,801)	(29,960)	(1,178,418)	(3,125)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(764)	5,051,490	23,162	22,575,803	145,954	539,321	(3,361)
Net change in unrealized appreciation
(depreciation) on investments in Funds	319,798	82,128,899	1,124,984	96,910,123	1,334,880	11,078,372	83,004
Net realized and unrealized gain (loss)	319,034	87,180,389	1,148,146	119,485,926	1,480,834	11,617,693	79,643

Net change in net assets
from operations	$307,995	$83,517,138	$1,131,195	$112,278,125	$1,450,874	$10,439,275	$76,518

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Assets
Investments in Funds, at fair value	$146,856,323	$1,721,305	$80,881,761	$1,060,856	$269,882,548	$1,135,562	$37,344,534
Receivables:
Investments in Fund shares sold	65,710	23	25,466	13	528,925	280	70,363
Investment Division units sold	100	—	1,696	—	233,367	—	—
Total assets	146,922,133	1,721,328	80,908,923	1,060,869	270,644,840	1,135,842	37,414,897

Liabilities
Payables:
Investments in Fund shares purchased	100	—	1,696	—	233,367	—	—
Investment Division units redeemed	60,078	—	22,232	—	517,804	265	68,858
Insurance fees due to Jackson
of New York	5,632	23	3,234	13	11,121	15	1,505
Total liabilities	65,810	23	27,162	13	762,292	280	70,363
Net assets	$146,856,323	$1,721,305	$80,881,761	$1,060,856	$269,882,548	$1,135,562	$37,344,534
Maximum Unit Value	21.368118	20.946986	19.232630	19.356267	38.267043	38.489320	14.749992
Minimum Unit Value	16.434934	20.309392	14.534025	18.217456	27.950185	35.006712	13.295049

Investments in Funds, shares outstanding	7,167,219	82,399	4,878,273	62,403	7,538,619	30,824	2,531,833
Investments in Funds, at cost	$114,024,650	$1,675,511	$68,795,067	$971,685	$176,548,021	$900,459	$32,654,880

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,979,479	7,650	1,140,732	4,615	3,826,483	4,865	546,524
Total expenses	1,979,479	7,650	1,140,732	4,615	3,826,483	4,865	546,524
Net investment income (loss)	(1,979,479)	(7,650)	(1,140,732)	(4,615)	(3,826,483)	(4,865)	(546,524)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,045,326	(1,412)	1,398,482	13,532	12,917,357	13,457	564,328
Net change in unrealized appreciation
(depreciation) on investments in Funds	14,258,592	211,375	9,832,862	130,771	27,391,463	150,293	3,142,000
Net realized and unrealized gain (loss)	18,303,918	209,963	11,231,344	144,303	40,308,820	163,750	3,706,328

Net change in net assets
from operations	$16,324,439	$202,313	$10,090,612	$139,688	$36,482,337	$158,885	$3,159,804

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments in Funds, at fair value	$98,271	$62,795,604	$1,004,217	$878,828	$142,787,923	$293,809	$61,812,548
Receivables:
Investments in Fund shares sold	1	13,844	113	21	30,514	4	4,808
Investment Division units sold	—	31,177	—	—	—	—	17,314
Total assets	98,272	62,840,625	1,004,330	878,849	142,818,437	293,813	61,834,670

Liabilities
Payables:
Investments in Fund shares purchased	—	31,177	—	—	—	—	17,314
Investment Division units redeemed	—	11,436	100	—	25,016	—	2,491
Insurance fees due to Jackson
of New York	1	2,408	13	21	5,498	4	2,317
Total liabilities	1	45,021	113	21	30,514	4	22,122
Net assets	$98,271	$62,795,604	$1,004,217	$878,828	$142,787,923	$293,809	$61,812,548
Maximum Unit Value	14.649351	12.185145	12.281054	5.730027	19.288618	19.898781	14.682834
Minimum Unit Value	14.517414	10.870141	12.071267	5.548881	14.613789	18.781957	9.935026

Investments in Funds, shares outstanding	6,573	5,348,859	84,388	153,373	8,701,275	17,478	4,810,315
Investments in Funds, at cost	$80,012	$73,496,487	$1,177,418	$890,977	$111,246,354	$271,930	$51,295,986

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	442	863,676	4,328	5,557	1,962,991	1,208	966,191
Total expenses	442	863,676	4,328	5,557	1,962,991	1,208	966,191
Net investment income (loss)	(442)	(863,676)	(4,328)	(5,557)	(1,962,991)	(1,208)	(966,191)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	626	(2,813,799)	(25,097)	(34,597)	3,526,083	67	6,935,818
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,918	10,663,503	132,562	276,413	14,743,236	29,632	(8,411,327)
Net realized and unrealized gain (loss)	9,544	7,849,704	107,465	241,816	18,269,319	29,699	(1,475,509)

Net change in net assets
from operations	$9,102	$6,986,028	$103,137	$236,259	$16,306,328	$28,491	$(2,441,700)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Assets
Investments in Funds, at fair value	$329,722	$316,498,655	$3,082,463	$59,511,375	$638,014	$71,381,851	$1,426,741
Receivables:
Investments in Fund shares sold	4	61,558	45	4,285	168	6,048	342
Investment Division units sold	—	44,168	—	6,683	—	—	—
Total assets	329,726	316,604,381	3,082,508	59,522,343	638,182	71,387,899	1,427,083

Liabilities
Payables:
Investments in Fund shares purchased	—	44,168	—	6,683	—	—	—
Investment Division units redeemed	—	49,130	—	1,940	160	3,389	321
Insurance fees due to Jackson
of New York	4	12,428	45	2,345	8	2,659	21
Total liabilities	4	105,726	45	10,968	168	6,048	342
Net assets	$329,722	$316,498,655	$3,082,463	$59,511,375	$638,014	$71,381,851	$1,426,741
Maximum Unit Value	14.273962	162.084757	169.546139	32.523553	29.913762	21.997858	21.855793
Minimum Unit Value	13.680737	38.395142	144.767525	14.814685	26.010370	19.348409	21.181752

Investments in Funds, shares outstanding	25,074	4,538,917	41,723	3,102,783	32,223	3,244,630	63,665
Investments in Funds, at cost	$318,153	$217,686,399	$2,539,562	$50,112,815	$566,866	$55,659,295	$1,181,820

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$855,439	$10,126	$—	$—
Expenses
Asset-based charges	1,537	3,918,008	12,963	775,936	3,428	758,877	6,467
Total expenses	1,537	3,918,008	12,963	775,936	3,428	758,877	6,467
Net investment income (loss)	(1,537)	(3,918,008)	(12,963)	79,503	6,698	(758,877)	(6,467)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	3,162	11,292,522	22,601	1,847,097	48,058	1,522,217	13,315
Net change in unrealized appreciation
(depreciation) on investments in Funds	(7,400)	96,460,372	984,104	9,303,874	77,047	18,324,741	391,669
Net realized and unrealized gain (loss)	(4,238)	107,752,894	1,006,705	11,150,971	125,105	19,846,958	404,984

Net change in net assets
from operations	$(5,775)	$103,834,886	$993,742	$11,230,474	$131,803	$19,088,081	$398,517

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$19,765,393	$652,885	$72,292,421	$894,015	$37,306,718	$2,165,652	$141,142,021
Receivables:
Investments in Fund shares sold	1,616	125	31,491	141	2,756	150	53,548
Investment Division units sold	787	—	—	—	—	—	74,188
Total assets	19,767,796	653,010	72,323,912	894,156	37,309,474	2,165,802	141,269,757

Liabilities
Payables:
Investments in Fund shares purchased	787	—	—	—	—	—	74,188
Investment Division units redeemed	879	117	28,717	130	1,365	124	48,072
Insurance fees due to Jackson
of New York	737	8	2,774	11	1,391	26	5,476
Total liabilities	2,403	125	31,491	141	2,756	150	127,736
Net assets	$19,765,393	$652,885	$72,292,421	$894,015	$37,306,718	$2,165,652	$141,142,021
Maximum Unit Value	13.099609	13.068941	83.790941	86.939874	29.955585	29.479026	28.438733
Minimum Unit Value	11.967846	12.921948	34.843832	74.884022	23.228345	15.615402	15.699391

Investments in Funds, shares outstanding	1,760,053	57,777	2,986,056	34,188	3,106,305	177,804	11,139,860
Investments in Funds, at cost	$19,687,310	$643,617	$46,081,120	$719,505	$32,525,044	$1,632,801	$143,166,733

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$330,654	$12,260	$—	$—	$—	$—	$—
Expenses
Asset-based charges	237,278	3,597	993,427	3,669	458,907	8,776	1,969,325
Total expenses	237,278	3,597	993,427	3,669	458,907	8,776	1,969,325
Net investment income (loss)	93,376	8,663	(993,427)	(3,669)	(458,907)	(8,776)	(1,969,325)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(180,023)	(15,372)	5,207,133	10,451	361,930	48,232	(1,640,996)
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,371,302	97,950	9,068,585	157,752	4,954,529	261,042	9,721,591
Net realized and unrealized gain (loss)	2,191,279	82,578	14,275,718	168,203	5,316,459	309,274	8,080,595

Net change in net assets
from operations	$2,284,655	$91,241	$13,282,291	$164,534	$4,857,552	$300,498	$6,111,270

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$1,256,479	$9,539,951	$36,949	$127,794,560	$1,294,274	$72,958,889	$1,209,363
Receivables:
Investments in Fund shares sold	5,047	936	—	30,924	17	90,350	18
Investment Division units sold	—	491	—	99,846	—	1,110	—
Total assets	1,261,526	9,541,378	36,949	127,925,330	1,294,291	73,050,349	1,209,381

Liabilities
Payables:
Investments in Fund shares purchased	—	491	—	99,846	—	1,110	—
Investment Division units redeemed	5,030	603	—	26,114	—	87,766	—
Insurance fees due to Jackson
of New York	17	333	—	4,810	17	2,584	18
Total liabilities	5,047	1,427	—	130,770	17	91,460	18
Net assets	$1,256,479	$9,539,951	$36,949	$127,794,560	$1,294,274	$72,958,889	$1,209,363
Maximum Unit Value	29.296878	11.752804	11.498029	28.124969	27.814348	11.553341	11.299951
Minimum Unit Value	25.474533	9.846326	N/A	23.262685	26.263350	9.120981	10.791058

Investments in Funds, shares outstanding	90,655	835,372	3,244	5,546,639	55,217	6,928,669	113,236
Investments in Funds, at cost	$1,283,090	$9,319,869	$38,563	$99,557,342	$1,089,429	$75,475,910	$1,248,374

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	6,076	119,318	186	1,605,194	5,736	957,658	5,615
Total expenses	6,076	119,318	186	1,605,194	5,736	957,658	5,615
Net investment income (loss)	(6,076)	(119,318)	(186)	(1,605,194)	(5,736)	(957,658)	(5,615)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(21,625)	(75,231)	(1,325)	2,767,932	15,635	(1,686,757)	(9,482)
Net change in unrealized appreciation
(depreciation) on investments in Funds	96,381	905,584	5,147	25,666,696	279,498	5,227,963	65,410
Net realized and unrealized gain (loss)	74,756	830,353	3,822	28,434,628	295,133	3,541,206	55,928

Net change in net assets
from operations	$68,680	$711,035	$3,636	$26,829,434	$289,397	$2,583,548	$50,313

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Assets
Investments in Funds, at fair value	$50,554,812	$1,637,792	$53,732,751	$235,951	$130,371,250	$541,116	$412,018,759
Receivables:
Investments in Fund shares sold	20,515	18	10,650	3	200,566	9	287,752
Investment Division units sold	279	—	3,552	—	139,502	—	65,706
Total assets	50,575,606	1,637,810	53,746,953	235,954	130,711,318	541,125	412,372,217

Liabilities
Payables:
Investments in Fund shares purchased	279	—	3,552	—	139,502	—	65,706
Investment Division units redeemed	18,509	—	8,551	—	195,514	—	272,042
Insurance fees due to Jackson
of New York	2,006	18	2,099	3	5,052	9	15,710
Total liabilities	20,794	18	14,202	3	340,068	9	353,458
Net assets	$50,554,812	$1,637,792	$53,732,751	$235,951	$130,371,250	$541,116	$412,018,759
Maximum Unit Value	38.473596	39.825513	20.939464	20.977871	24.596169	24.919814	45.289000
Minimum Unit Value	17.258394	34.004946	16.260228	20.561269	16.095791	22.851987	30.298800

Investments in Funds, shares outstanding	4,234,071	133,154	3,122,182	13,437	8,577,056	36,711	11,935,653
Investments in Funds, at cost	$51,113,590	$1,585,865	$47,284,216	$227,525	$106,887,105	$483,695	$249,151,580

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	725,839	1,155	777,687	1,036	1,832,488	3,260	5,591,015
Total expenses	725,839	1,155	777,687	1,036	1,832,488	3,260	5,591,015
Net investment income (loss)	(725,839)	(1,155)	(777,687)	(1,036)	(1,832,488)	(3,260)	(5,591,015)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(632,675)	(573)	1,164,285	2,524	3,616,465	5,721	27,044,104
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,877,095	61,308	300,322	5,893	6,495,171	36,434	27,231,049
Net realized and unrealized gain (loss)	3,244,420	60,735	1,464,607	8,417	10,111,636	42,155	54,275,153

Net change in net assets
from operations	$2,518,581	$59,580	$686,920	$7,381	$8,279,148	$38,895	$48,684,138

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Assets
Investments in Funds, at fair value	$1,370,623	$162,554,462	$1,252,644	$64,148,797	$—	$325,053,859	$841,745
Receivables:
Investments in Fund shares sold	17	18,925	19	20,814	—	259,888	10
Investment Division units sold	—	489	—	4,808	—	—	—
Total assets	1,370,640	162,573,876	1,252,663	64,174,419	—	325,313,747	841,755

Liabilities
Payables:
Investments in Fund shares purchased	—	489	—	4,808	—	—	—
Investment Division units redeemed	—	12,263	—	18,184	—	246,610	—
Insurance fees due to Jackson
of New York	17	6,662	19	2,630	—	13,278	10
Total liabilities	17	19,414	19	25,622	—	259,888	10
Net assets	$1,370,623	$162,554,462	$1,252,644	$64,148,797	$—	$325,053,859	$841,745
Maximum Unit Value	43.267218	41.674949	50.902064	16.375786	N/A	40.698403	28.126891
Minimum Unit Value	34.193203	28.318689	34.581998	12.753152	N/A	26.967066	N/A

Investments in Funds, shares outstanding	38,971	4,656,387	35,216	4,212,003	—	11,449,590	29,096
Investments in Funds, at cost	$1,071,120	$105,078,813	$1,145,943	$55,003,992	$—	$195,321,281	$758,751

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,579	2,274,076	9,014	982,680	—	4,693,109	3,492
Total expenses	5,579	2,274,076	9,014	982,680	—	4,693,109	3,492
Net investment income (loss)	(5,579)	(2,274,076)	(9,014)	(982,680)	—	(4,693,109)	(3,492)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	10,787	7,054,837	196,304	1,125,327	—	17,649,294	139
Net change in unrealized appreciation
(depreciation) on investments in Funds	163,948	23,409,595	12,177	4,169,939	—	40,075,407	145,015
Net realized and unrealized gain (loss)	174,735	30,464,432	208,481	5,295,266	—	57,724,701	145,154

Net change in net assets
from operations	$169,156	$28,190,356	$199,467	$4,312,586	$—	$53,031,592	$141,662

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments in Funds, at fair value	$165,500,843	$56,265	$312,823,222	$51,651	$31,242,433	$476,938	$25,928,843
Receivables:
Investments in Fund shares sold	94,527	1	262,782	1	7,743	6	7,735
Investment Division units sold	—	—	426	—	3,172	—	59
Total assets	165,595,370	56,266	313,086,430	51,652	31,253,348	476,944	25,936,637

Liabilities
Payables:
Investments in Fund shares purchased	—	—	426	—	3,172	—	59
Investment Division units redeemed	87,780	—	250,067	—	6,572	—	6,822
Insurance fees due to Jackson
of New York	6,747	1	12,715	1	1,171	6	913
Total liabilities	94,527	1	263,208	1	10,915	6	7,794
Net assets	$165,500,843	$56,265	$312,823,222	$51,651	$31,242,433	$476,938	$25,928,843
Maximum Unit Value	20.953218	19.045848	32.967426	36.338871	14.179944	14.098006	15.111748
Minimum Unit Value	15.854040	N/A	22.126634	N/A	12.278134	13.879515	13.143173

Investments in Funds, shares outstanding	8,610,866	2,872	13,072,429	2,118	2,212,637	33,144	1,937,881
Investments in Funds, at cost	$120,939,827	$59,088	$206,245,602	$51,771	$27,615,647	$412,138	$23,560,159

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$343,878
Expenses
Asset-based charges	2,503,357	239	4,570,297	546	349,992	2,024	328,025
Total expenses	2,503,357	239	4,570,297	546	349,992	2,024	328,025
Net investment income (loss)	(2,503,357)	(239)	(4,570,297)	(546)	(349,992)	(2,024)	15,853

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	217,420
Sales of investments in Funds	6,919,189	(166)	14,525,363	(5,934)	(177,920)	(1,828)	440,100
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,269,145	6,488	31,395,569	17,488	6,835,586	115,430	3,512,712
Net realized and unrealized gain (loss)	19,188,334	6,322	45,920,932	11,554	6,657,666	113,602	4,170,232

Net change in net assets
from operations	$16,684,977	$6,083	$41,350,635	$11,008	$6,307,674	$111,578	$4,186,085

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Assets
Investments in Funds, at fair value	$383,231	$8,289,581	$176,584	$28,924,408	$41,308	$105,482,332	$445,366
Receivables:
Investments in Fund shares sold	5	15,021	2	3,562	1	79,294	6
Investment Division units sold	—	—	—	949	—	33,274	—
Total assets	383,236	8,304,602	176,586	28,928,919	41,309	105,594,900	445,372

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	949	—	33,274	—
Investment Division units redeemed	—	14,704	—	2,489	—	75,011	—
Insurance fees due to Jackson
of New York	5	317	2	1,073	1	4,283	6
Total liabilities	5	15,021	2	4,511	1	112,568	6
Net assets	$383,231	$8,289,581	$176,584	$28,924,408	$41,308	$105,482,332	$445,366
Maximum Unit Value	15.720216	13.232980	13.150594	15.070015	14.944694	49.690932	50.872066
Minimum Unit Value	15.558405	11.851816	13.115419	13.254815	14.758390	27.559665	45.155154

Investments in Funds, shares outstanding	28,599	868,019	18,318	1,978,414	2,772	4,164,324	17,044
Investments in Funds, at cost	$349,573	$9,671,772	$199,594	$25,623,649	$38,877	$74,131,316	$390,574

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Investment Income
Dividends	$6,200	$167,834	$4,228	$—	$—	$—	$—
Expenses
Asset-based charges	1,559	109,704	682	383,100	194	1,431,782	2,131
Total expenses	1,559	109,704	682	383,100	194	1,431,782	2,131
Net investment income (loss)	4,641	58,130	3,546	(383,100)	(194)	(1,431,782)	(2,131)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	3,186	—	—	—	—	—	—
Sales of investments in Funds	4,303	(636,518)	(4,475)	614,563	(6)	3,662,907	26,133
Net change in unrealized appreciation
(depreciation) on investments in Funds	51,694	1,188,310	18,805	1,677,170	3,412	24,746,277	92,598
Net realized and unrealized gain (loss)	59,183	551,792	14,330	2,291,733	3,406	28,409,184	118,731

Net change in net assets
from operations	$63,824	$609,922	$17,876	$1,908,633	$3,212	$26,977,402	$116,600

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$137,538,059	$1,695,776	$51,169,519	$156,365	$75,108,218	$793,394	$211,079,973
Receivables:
Investments in Fund shares sold	38,003	2,636	4,080	2,618	77,944	11	21,287
Investment Division units sold	10,860	—	—	—	152,614	—	89,623
Total assets	137,586,922	1,698,412	51,173,599	158,983	75,338,776	793,405	211,190,883

Liabilities
Payables:
Investments in Fund shares purchased	10,860	—	—	—	152,614	—	89,623
Investment Division units redeemed	32,716	2,614	2,026	2,616	75,309	—	13,381
Insurance fees due to Jackson
of New York	5,287	22	2,054	2	2,635	11	7,906
Total liabilities	48,863	2,636	4,080	2,618	230,558	11	110,910
Net assets	$137,538,059	$1,695,776	$51,169,519	$156,365	$75,108,218	$793,394	$211,079,973
Maximum Unit Value	58.330503	59.656355	14.506679	14.384437	14.719326	14.628068	139.889358
Minimum Unit Value	36.216234	53.122734	11.615781	13.959302	13.182671	14.432472	46.070230

Investments in Funds, shares outstanding	4,212,498	49,124	3,724,128	11,185	5,281,872	55,173	3,457,493
Investments in Funds, at cost	$125,285,730	$1,674,102	$42,234,897	$135,198	$65,355,839	$710,180	$163,565,797

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,813,656	5,551	733,011	651	887,588	3,064	2,604,896
Total expenses	1,813,656	5,551	733,011	651	887,588	3,064	2,604,896
Net investment income (loss)	(1,813,656)	(5,551)	(733,011)	(651)	(887,588)	(3,064)	(2,604,896)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	697,129	(28,450)	969,450	805	1,377,957	10,823	4,956,642
Net change in unrealized appreciation
(depreciation) on investments in Funds	14,162,498	178,737	5,026,109	15,522	8,377,451	70,220	35,139,342
Net realized and unrealized gain (loss)	14,859,627	150,287	5,995,559	16,327	9,755,408	81,043	40,095,984

Net change in net assets
from operations	$13,045,971	$144,736	$5,262,548	$15,676	$8,867,820	$77,979	$37,491,088

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Assets
Investments in Funds, at fair value	$2,834,214	$67,153,101	$1,886,411	$82,575,002	$824,548	$8,676,136	$58,641
Receivables:
Investments in Fund shares sold	104	53,917	39	46,313	14	338	1
Investment Division units sold	—	4,358	—	5,686	—	—	—
Total assets	2,834,318	67,211,376	1,886,450	82,627,001	824,562	8,676,474	58,642

Liabilities
Payables:
Investments in Fund shares purchased	—	4,358	—	5,686	—	—	—
Investment Division units redeemed	65	51,405	17	43,085	—	51	—
Insurance fees due to Jackson
of New York	39	2,512	22	3,228	14	287	1
Total liabilities	104	58,275	39	51,999	14	338	1
Net assets	$2,834,214	$67,153,101	$1,886,411	$82,575,002	$824,548	$8,676,136	$58,641
Maximum Unit Value	143.684568	29.610309	30.651462	23.621181	23.909655	18.488215	18.041616
Minimum Unit Value	122.688157	15.326910	26.171789	15.993072	21.111129	14.854872	16.767083

Investments in Funds, shares outstanding	44,409	5,157,688	135,615	5,128,882	49,942	562,290	3,786
Investments in Funds, at cost	$2,538,343	$69,729,605	$1,951,604	$65,963,984	$725,539	$8,221,144	$56,710

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$100,458	$832
Expenses
Asset-based charges	12,061	914,835	7,021	1,186,827	4,696	95,408	228
Total expenses	12,061	914,835	7,021	1,186,827	4,696	95,408	228
Net investment income (loss)	(12,061)	(914,835)	(7,021)	(1,186,827)	(4,696)	5,050	604

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	78	(1,152,605)	(15,442)	3,674,620	5,845	(26,158)	(14)
Net change in unrealized appreciation
(depreciation) on investments in Funds	512,879	3,739,204	82,972	3,253,300	62,931	1,103,851	6,403
Net realized and unrealized gain (loss)	512,957	2,586,599	67,530	6,927,920	68,776	1,077,693	6,389

Net change in net assets
from operations	$500,896	$1,671,764	$60,509	$5,741,093	$64,080	$1,082,743	$6,993

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Assets
Investments in Funds, at fair value	$30,388,642	$306,530	$20,943,097	$685,605	$82,089,751	$838,363	$42,958,109
Receivables:
Investments in Fund shares sold	3,035	5	854	122	43,480	11	16,689
Investment Division units sold	11,365	—	145,273	—	146,210	—	4,574
Total assets	30,403,042	306,535	21,089,224	685,727	82,279,441	838,374	42,979,372

Liabilities
Payables:
Investments in Fund shares purchased	11,365	—	145,273	—	146,210	—	4,574
Investment Division units redeemed	1,843	—	141	112	40,449	—	15,083
Insurance fees due to Jackson
of New York	1,192	5	713	10	3,031	11	1,606
Total liabilities	14,400	5	146,127	122	189,690	11	21,263
Net assets	$30,388,642	$306,530	$20,943,097	$685,605	$82,089,751	$838,363	$42,958,109
Maximum Unit Value	16.560304	16.436964	10.502083	10.460832	18.427924	18.846817	38.455635
Minimum Unit Value	14.751982	16.260952	9.740099	10.365315	10.885442	16.806038	11.362221

Investments in Funds, shares outstanding	1,951,743	19,401	2,073,574	67,481	7,163,155	69,574	2,276,529
Investments in Funds, at cost	$24,820,256	$295,209	$21,099,558	$685,185	$86,599,108	$905,307	$36,406,006

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Investment Income
Dividends	$12,218	$833	$591,090	$22,778	$—	$—	$—
Expenses
Asset-based charges	386,267	659	225,622	3,000	1,096,231	4,162	404,078
Total expenses	386,267	659	225,622	3,000	1,096,231	4,162	404,078
Net investment income (loss)	(374,049)	174	365,468	19,778	(1,096,231)	(4,162)	(404,078)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	942,014	9,342	—	—	—	—	—
Sales of investments in Funds	977,355	(24)	(76,566)	(460)	(1,478,200)	(21,241)	362,732
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,819,918	29,038	460,049	13,356	5,411,310	65,926	10,976,351
Net realized and unrealized gain (loss)	7,739,287	38,356	383,483	12,896	3,933,110	44,685	11,339,083

Net change in net assets
from operations	$7,365,238	$38,530	$748,951	$32,674	$2,836,879	$40,523	$10,935,005

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Assets
Investments in Funds, at fair value	$317,623	$118,587,950	$362,842	$22,417,034	$156,637	$77,767,983	$709,496
Receivables:
Investments in Fund shares sold	16	202,507	22	11,748	2	9,830	9
Investment Division units sold	3,796	12,168	—	7,961	—	19,354	—
Total assets	321,435	118,802,625	362,864	22,436,743	156,639	77,797,167	709,505

Liabilities
Payables:
Investments in Fund shares purchased	3,796	12,168	—	7,961	—	19,354	—
Investment Division units redeemed	11	197,991	17	10,898	—	6,910	—
Insurance fees due to Jackson
of New York	5	4,516	5	850	2	2,920	9
Total liabilities	3,812	214,675	22	19,709	2	29,184	9
Net assets	$317,623	$118,587,950	$362,842	$22,417,034	$156,637	$77,767,983	$709,496
Maximum Unit Value	20.580119	76.423232	78.727442	15.389713	15.283289	46.219983	45.938248
Minimum Unit Value	18.050823	45.120539	69.067272	13.242996	15.092719	26.628028	41.317065

Investments in Funds, shares outstanding	17,784	2,914,425	8,594	1,456,597	9,964	1,682,561	15,016
Investments in Funds, at cost	$291,838	$87,564,112	$333,854	$20,877,011	$152,565	$62,254,248	$603,735

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	840	1,454,631	1,282	346,870	1,008	956,157	5,209
Total expenses	840	1,454,631	1,282	346,870	1,008	956,157	5,209
Net investment income (loss)	(840)	(1,454,631)	(1,282)	(346,870)	(1,008)	(956,157)	(5,209)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(5,428)	4,463,905	(3,862)	674,484	2,151	2,392,821	113,411
Net change in unrealized appreciation
(depreciation) on investments in Funds	82,654	27,960,904	72,309	(373,233)	1,585	7,905,624	18,640
Net realized and unrealized gain (loss)	77,226	32,424,809	68,447	301,251	3,736	10,298,445	132,051

Net change in net assets
from operations	$76,386	$30,970,178	$67,165	$(45,619)	$2,728	$9,342,288	$126,842

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Assets
Investments in Funds, at fair value	$66,823,665	$667,362	$147,035,710	$4,427,019	$113,576,821	$478,217	$291,733,313
Receivables:
Investments in Fund shares sold	6,235	26	47,285	66	15,156	6	445,418
Investment Division units sold	1,615	—	76,021	—	22,831	1,898	93,576
Total assets	66,831,515	667,388	147,159,016	4,427,085	113,614,808	480,121	292,272,307

Liabilities
Payables:
Investments in Fund shares purchased	1,615	—	76,021	—	22,831	1,898	93,576
Investment Division units redeemed	3,697	17	41,602	11	10,754	—	434,105
Insurance fees due to Jackson
of New York	2,538	9	5,683	55	4,402	6	11,313
Total liabilities	7,850	26	123,306	66	37,987	1,904	538,994
Net assets	$66,823,665	$667,362	$147,035,710	$4,427,019	$113,576,821	$478,217	$291,733,313
Maximum Unit Value	12.502984	12.561536	60.640477	62.514290	31.441941	32.423671	69.523096
Minimum Unit Value	9.413817	11.924499	33.271111	54.836420	18.564866	28.441217	39.586009

Investments in Funds, shares outstanding	6,091,492	59,799	4,114,038	119,649	5,946,430	24,524	6,773,469
Investments in Funds, at cost	$67,066,571	$690,717	$112,213,907	$4,299,793	$90,827,859	$431,189	$217,545,634

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	905,025	2,877	2,305,980	16,363	1,539,097	2,039	4,184,578
Total expenses	905,025	2,877	2,305,980	16,363	1,539,097	2,039	4,184,578
Net investment income (loss)	(905,025)	(2,877)	(2,305,980)	(16,363)	(1,539,097)	(2,039)	(4,184,578)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(603,731)	(10,261)	20,629,158	68,287	3,336,626	(2,159)	16,677,189
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,380,922	67,497	(24,024,895)	(68,115)	11,927,177	65,419	(12,885,324)
Net realized and unrealized gain (loss)	5,777,191	57,236	(3,395,737)	172	15,263,803	63,260	3,791,865

Net change in net assets
from operations	$4,872,166	$54,359	$(5,701,717)	$(16,191)	$13,724,706	$61,221	$(392,713)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Assets
Investments in Funds, at fair value	$977,086	$14,100,714	$205,954	$505,944,397	$2,167,033	$180,434,688	$2,584,386
Receivables:
Investments in Fund shares sold	24	7,910	2	790,348	29	191,811	34
Investment Division units sold	—	26,618	—	134,757	11,388	161,336	—
Total assets	977,110	14,135,242	205,956	506,869,502	2,178,450	180,787,835	2,584,420

Liabilities
Payables:
Investments in Fund shares purchased	—	26,618	—	134,757	11,388	161,336	—
Investment Division units redeemed	11	7,390	—	770,386	—	184,901	—
Insurance fees due to Jackson
of New York	13	520	2	19,962	29	6,910	34
Total liabilities	24	34,528	2	925,105	11,417	353,147	34
Net assets	$977,086	$14,100,714	$205,954	$505,944,397	$2,167,033	$180,434,688	$2,584,386
Maximum Unit Value	71.595835	17.265619	17.808269	85.373870	70.844211	32.252611	32.997844
Minimum Unit Value	62.801509	15.766587	17.531455	36.335397	62.139111	18.225169	29.424691

Investments in Funds, shares outstanding	22,171	789,072	11,279	10,986,849	45,279	11,724,151	158,941
Investments in Funds, at cost	$891,887	$11,657,976	$170,102	$285,401,222	$1,634,894	$167,727,164	$2,401,467

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,310	162,016	842	6,162,340	8,001	2,441,702	11,826
Total expenses	5,310	162,016	842	6,162,340	8,001	2,441,702	11,826
Net investment income (loss)	(5,310)	(162,016)	(842)	(6,162,340)	(8,001)	(2,441,702)	(11,826)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	36,441	348,551	6,086	35,967,478	109,341	(127,148)	5,350
Net change in unrealized appreciation
(depreciation) on investments in Funds	(15,701)	1,951,392	28,894	153,242,609	607,209	27,964,822	401,486
Net realized and unrealized gain (loss)	20,740	2,299,943	34,980	189,210,087	716,550	27,837,674	406,836

Net change in net assets
from operations	$15,430	$2,137,927	$34,138	$183,047,747	$708,549	$25,395,972	$395,010

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Assets
Investments in Funds, at fair value	$12,064,951	$190,756	$515,572,804	$4,779,404	$16,846,987	$381,391	$263,063,728
Receivables:
Investments in Fund shares sold	4,246	3	320,135	366	1,281	5	316,245
Investment Division units sold	4,000	—	346,149	11,388	1,202	—	248,558
Total assets	12,073,197	190,759	516,239,088	4,791,158	16,849,470	381,396	263,628,531

Liabilities
Payables:
Investments in Fund shares purchased	4,000	—	346,149	11,388	1,202	—	248,558
Investment Division units redeemed	3,798	—	300,555	300	650	—	306,206
Insurance fees due to Jackson
of New York	448	3	19,580	66	631	5	10,039
Total liabilities	8,246	3	666,284	11,754	2,483	5	564,803
Net assets	$12,064,951	$190,756	$515,572,804	$4,779,404	$16,846,987	$381,391	$263,063,728
Maximum Unit Value	15.531173	16.316098	97.292847	94.325524	13.359955	13.263515	67.405630
Minimum Unit Value	14.453329	16.062643	59.799853	77.282871	11.565387	13.057694	38.079367

Investments in Funds, shares outstanding	736,566	11,402	8,510,611	118,039	1,261,002	28,044	8,332,712
Investments in Funds, at cost	$10,824,703	$167,026	$352,265,304	$3,692,751	$16,156,177	$378,917	$189,316,067

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	166,820	1,168	5,814,954	20,851	213,821	1,838	3,441,744
Total expenses	166,820	1,168	5,814,954	20,851	213,821	1,838	3,441,744
Net investment income (loss)	(166,820)	(1,168)	(5,814,954)	(20,851)	(213,821)	(1,838)	(3,441,744)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	157,912	11,317	19,202,353	241,285	(249,403)	(11,508)	10,177,152
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,330,400	23,803	154,632,611	1,491,205	1,953,664	51,658	26,377,534
Net realized and unrealized gain (loss)	1,488,312	35,120	173,834,964	1,732,490	1,704,261	40,150	36,554,686

Net change in net assets
from operations	$1,321,492	$33,952	$168,020,010	$1,711,639	$1,490,440	$38,312	$33,112,942

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Assets
Investments in Funds, at fair value	$2,859,482	$1,121,777,793	$194,527,076	$2,405,973	$433,180,374	$1,957,655	$25,371,087
Receivables:
Investments in Fund shares sold	290	629,835	332,008	189	137,007	77	5,004
Investment Division units sold	—	280,834	237,471	—	5	—	1,166
Total assets	2,859,772	1,122,688,462	195,096,555	2,406,162	433,317,386	1,957,732	25,377,257

Liabilities
Payables:
Investments in Fund shares purchased	—	280,834	237,471	—	5	—	1,166
Investment Division units redeemed	252	587,363	324,510	156	119,896	51	4,055
Insurance fees due to Jackson
of New York	38	42,472	7,498	33	17,111	26	949
Total liabilities	290	910,669	569,479	189	137,012	77	6,170
Net assets	$2,859,482	$1,121,777,793	$194,527,076	$2,405,973	$433,180,374	$1,957,655	$25,371,087
Maximum Unit Value	68.719652	57.482077	56.267830	57.391605	19.930000	19.856963	20.707195
Minimum Unit Value	61.278452	31.966127	31.788060	48.442757	17.291702	19.548808	16.637200

Investments in Funds, shares outstanding	87,419	30,034,211	7,402,096	88,357	21,735,092	96,341	1,461,468
Investments in Funds, at cost	$2,410,243	$777,991,018	$153,485,927	$2,037,301	$368,266,654	$1,722,912	$25,786,116

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	12,633	13,870,969	2,512,906	11,369	5,846,489	8,873	403,547
Total expenses	12,633	13,870,969	2,512,906	11,369	5,846,489	8,873	403,547
Net investment income (loss)	(12,633)	(13,870,969)	(2,512,906)	(11,369)	(5,846,489)	(8,873)	(403,547)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	45,883	48,147,766	5,231,731	46,334	3,671,753	21,689	(24,474)
Net change in unrealized appreciation
(depreciation) on investments in Funds	355,094	181,391,444	21,121,859	290,288	89,789,975	399,056	(2,679,459)
Net realized and unrealized gain (loss)	400,977	229,539,210	26,353,590	336,622	93,461,728	420,745	(2,703,933)

Net change in net assets
from operations	$388,344	$215,668,241	$23,840,684	$325,253	$87,615,239	$411,872	$(3,107,480)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Assets
Investments in Funds, at fair value	$281,282	$16,223,223	$424,220	$147,873,939	$1,039,569	$1,309,209	$26,124,206
Receivables:
Investments in Fund shares sold	6	32,898	72	65,015	14	36	1,913
Investment Division units sold	—	—	—	23,353	—	—	2
Total assets	281,288	16,256,121	424,292	147,962,307	1,039,583	1,309,245	26,126,121

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	23,353	—	—	2
Investment Division units redeemed	2	32,370	67	59,132	—	—	961
Insurance fees due to Jackson
of New York	4	528	5	5,883	14	36	952
Total liabilities	6	32,898	72	88,368	14	36	1,915
Net assets	$281,282	$16,223,223	$424,220	$147,873,939	$1,039,569	$1,309,209	$26,124,206
Maximum Unit Value	20.288125	46.890234	46.655828	44.326008	44.733603	11.180017	22.414519
Minimum Unit Value	18.156524	28.721887	44.614832	28.049092	41.025529	10.812086	19.545091

Investments in Funds, shares outstanding	15,883	434,240	11,214	8,093,812	55,681	117,103	1,194,522
Investments in Funds, at cost	$284,152	$13,279,354	$382,447	$108,846,515	$882,219	$1,132,815	$21,905,437

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,561	173,873	1,803	2,044,953	4,727	6,102	282,312
Total expenses	1,561	173,873	1,803	2,044,953	4,727	6,102	282,312
Net investment income (loss)	(1,561)	(173,873)	(1,803)	(2,044,953)	(4,727)	(6,102)	(282,312)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(2,085)	263,244	4,296	6,040,288	12,895	528	459,022
Net change in unrealized appreciation
(depreciation) on investments in Funds	(23,286)	2,830,018	79,928	10,645,363	109,024	292,895	4,505,638
Net realized and unrealized gain (loss)	(25,371)	3,093,262	84,224	16,685,651	121,919	293,423	4,964,660

Net change in net assets
from operations	$(26,932)	$2,919,389	$82,421	$14,640,698	$117,192	$287,321	$4,682,348

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments in Funds, at fair value	$846,460	$42,723,731	$410,058	$3,131,453	$1,351,894	$47,454,105	$365,419
Receivables:
Investments in Fund shares sold	11	3,313	6	83	41	10,984	5
Investment Division units sold	—	170,354	—	—	174	26,154	—
Total assets	846,471	42,897,398	410,064	3,131,536	1,352,109	47,491,243	365,424

Liabilities
Payables:
Investments in Fund shares purchased	—	170,354	—	—	174	26,154	—
Investment Division units redeemed	—	1,732	—	3	—	9,300	—
Insurance fees due to Jackson
of New York	11	1,581	6	80	41	1,684	5
Total liabilities	11	173,667	6	83	215	37,138	5
Net assets	$846,460	$42,723,731	$410,058	$3,131,453	$1,351,894	$47,454,105	$365,419
Maximum Unit Value	22.242863	20.031350	19.860819	9.918761	10.325211	14.139290	14.169736
Minimum Unit Value	21.918283	17.700269	19.648393	8.789504	10.282065	10.685119	13.510058

Investments in Funds, shares outstanding	37,958	3,420,635	32,390	198,319	128,752	3,915,355	29,565
Investments in Funds, at cost	$682,266	$41,555,868	$386,771	$2,949,112	$1,280,470	$44,654,030	$343,076

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$—	$262,840	$3,091	$—	$—	$—	$—
Expenses
Asset-based charges	3,496	403,177	2,454	34,113	16,236	600,137	1,536
Total expenses	3,496	403,177	2,454	34,113	16,236	600,137	1,536
Net investment income (loss)	(3,496)	(140,337)	637	(34,113)	(16,236)	(600,137)	(1,536)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	1,545,890	15,057	—	—	—	—
Sales of investments in Funds	10,990	(468,479)	6,385	156,273	16,946	2,861	416
Net change in unrealized appreciation
(depreciation) on investments in Funds	168,030	6,387,654	76,295	(364,939)	81,335	4,261,428	32,361
Net realized and unrealized gain (loss)	179,020	7,465,065	97,737	(208,666)	98,281	4,264,289	32,777

Net change in net assets
from operations	$175,524	$7,324,728	$98,374	$(242,779)	$82,045	$3,664,152	$31,241

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments in Funds, at fair value	$89,231,415	$2,886,250	$50,014,448	$1,153,023	$38,539,466	$542,726	$76,657,259
Receivables:
Investments in Fund shares sold	5,415	93	3,414	17	2,734	9	31,477
Investment Division units sold	54,359	—	157,289	—	8,751	—	1,089
Total assets	89,291,189	2,886,343	50,175,151	1,153,040	38,550,951	542,735	76,689,825

Liabilities
Payables:
Investments in Fund shares purchased	54,359	—	157,289	—	8,751	—	1,089
Investment Division units redeemed	2,203	58	1,632	—	1,294	—	28,574
Insurance fees due to Jackson
of New York	3,212	35	1,782	17	1,440	9	2,903
Total liabilities	59,774	93	160,703	17	11,485	9	32,566
Net assets	$89,231,415	$2,886,250	$50,014,448	$1,153,023	$38,539,466	$542,726	$76,657,259
Maximum Unit Value	40.248554	39.109080	11.567559	11.508041	13.860750	13.174483	18.390128
Minimum Unit Value	30.611155	30.818198	10.172776	11.153246	10.925617	12.644620	12.243585

Investments in Funds, shares outstanding	3,115,622	99,048	4,461,592	100,965	3,216,984	44,669	6,795,856
Investments in Funds, at cost	$76,857,331	$2,566,091	$47,146,007	$1,090,292	$39,831,038	$567,370	$77,079,221

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,123,308	11,644	619,265	5,839	502,166	2,840	1,109,247
Total expenses	1,123,308	11,644	619,265	5,839	502,166	2,840	1,109,247
Net investment income (loss)	(1,123,308)	(11,644)	(619,265)	(5,839)	(502,166)	(2,840)	(1,109,247)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	3,300,771	37,459	69,796	128	(659,726)	(2,208)	(693,670)
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,938,547	229,393	3,753,528	90,387	3,429,234	39,907	3,716,182
Net realized and unrealized gain (loss)	8,239,318	266,852	3,823,324	90,515	2,769,508	37,699	3,022,512

Net change in net assets
from operations	$7,116,010	$255,208	$3,204,059	$84,676	$2,267,342	$34,859	$1,913,265

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$945,210	$88,294,859	$722,127	$86,100,154	$515,009	$47,650,649	$432,685
Receivables:
Investments in Fund shares sold	4,951	20,858	10	23,678	6	3,965	6
Investment Division units sold	—	11,475	—	14,073	—	23,915	—
Total assets	950,161	88,327,192	722,137	86,137,905	515,015	47,678,529	432,691

Liabilities
Payables:
Investments in Fund shares purchased	—	11,475	—	14,073	—	23,915	—
Investment Division units redeemed	4,938	17,608	—	20,447	—	2,230	—
Insurance fees due to Jackson
of New York	13	3,250	10	3,231	6	1,735	6
Total liabilities	4,951	32,333	10	37,751	6	27,880	6
Net assets	$945,210	$88,294,859	$722,127	$86,100,154	$515,009	$47,650,649	$432,685
Maximum Unit Value	18.634061	15.195840	14.689547	34.908607	35.968400	20.532030	19.701415
Minimum Unit Value	16.453119	11.269717	12.565171	17.829694	31.275368	14.540623	12.806914

Investments in Funds, shares outstanding	81,695	7,178,444	57,770	5,594,552	28,143	3,772,815	33,830
Investments in Funds, at cost	$964,370	$79,505,421	$666,389	$77,862,263	$479,434	$48,637,864	$431,149

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,458	1,137,010	8,077	1,160,519	2,310	612,404	2,010
Total expenses	4,458	1,137,010	8,077	1,160,519	2,310	612,404	2,010
Net investment income (loss)	(4,458)	(1,137,010)	(8,077)	(1,160,519)	(2,310)	(612,404)	(2,010)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(6,620)	1,147,289	(19,411)	572,709	662	(569,974)	(1,860)
Net change in unrealized appreciation
(depreciation) on investments in Funds	44,930	9,396,184	239,898	9,573,284	60,474	3,539,682	28,363
Net realized and unrealized gain (loss)	38,310	10,543,473	220,487	10,145,993	61,136	2,969,708	26,503

Net change in net assets
from operations	$33,852	$9,406,463	$212,410	$8,985,474	$58,826	$2,357,304	$24,493

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments in Funds, at fair value	$23,655,411	$391,070	$162,295,436	$84,245	$31,600,620	$93,895	$809,114,423
Receivables:
Investments in Fund shares sold	220,529	5	837,121	1	9,306	1	215,118
Investment Division units sold	274,520	—	36,394	—	37,431	—	209,039
Total assets	24,150,460	391,075	163,168,951	84,246	31,647,357	93,896	809,538,580

Liabilities
Payables:
Investments in Fund shares purchased	274,520	—	36,394	—	37,431	—	209,039
Investment Division units redeemed	219,619	—	830,262	—	8,295	—	186,211
Insurance fees due to Jackson
of New York	910	5	6,859	1	1,011	1	28,907
Total liabilities	495,049	5	873,515	1	46,737	1	424,157
Net assets	$23,655,411	$391,070	$162,295,436	$84,245	$31,600,620	$93,895	$809,114,423
Maximum Unit Value	28.188759	28.565240	40.639320	41.258374	16.609981	16.267766	27.401582
Minimum Unit Value	19.370490	26.362818	23.713402	37.446922	13.621006	15.955070	21.628432

Investments in Funds, shares outstanding	2,697,310	45,106	7,940,090	4,064	1,902,506	5,553	32,533,752
Investments in Funds, at cost	$20,814,922	$331,066	$104,531,629	$67,448	$27,067,616	$83,400	$629,602,004

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	316,241	1,598	2,452,732	727	345,472	374	9,479,692
Total expenses	316,241	1,598	2,452,732	727	345,472	374	9,479,692
Net investment income (loss)	(316,241)	(1,598)	(2,452,732)	(727)	(345,472)	(374)	(9,479,692)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	178,243	7,680	9,073,179	12,942	467,259	18	19,082,088
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,474,938	53,959	9,030,058	3,343	4,316,534	14,190	104,761,096
Net realized and unrealized gain (loss)	3,653,181	61,639	18,103,237	16,285	4,783,793	14,208	123,843,184

Net change in net assets
from operations	$3,336,940	$60,041	$15,650,505	$15,558	$4,438,321	$13,834	$114,363,492

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Assets
Investments in Funds, at fair value	$7,931,154	$669,920,310	$6,361,907	$369,364,691	$3,275,404	$66,027,482	$2,654,467
Receivables:
Investments in Fund shares sold	107	217,745	346	69,752	2,672	3,764	30
Investment Division units sold	—	190,915	—	69,124	—	6,921	—
Total assets	7,931,261	670,328,970	6,362,253	369,503,567	3,278,076	66,038,167	2,654,497

Liabilities
Payables:
Investments in Fund shares purchased	—	190,915	—	69,124	—	6,921	—
Investment Division units redeemed	—	192,101	264	54,882	2,632	1,351	—
Insurance fees due to Jackson
of New York	107	25,644	82	14,870	40	2,413	30
Total liabilities	107	408,660	346	138,876	2,672	10,685	30
Net assets	$7,931,154	$669,920,310	$6,361,907	$369,364,691	$3,275,404	$66,027,482	$2,654,467
Maximum Unit Value	26.934088	183.088097	189.605318	247.145225	256.029190	13.169914	13.366412
Minimum Unit Value	25.492997	54.521802	161.894945	80.611193	218.609888	8.619176	12.256307

Investments in Funds, shares outstanding	313,484	9,463,488	85,567	5,049,415	42,030	6,276,377	246,012
Investments in Funds, at cost	$6,556,221	$487,561,606	$5,588,990	$263,974,677	$2,754,712	$64,279,759	$2,606,909

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	35,546	8,297,395	24,638	5,093,502	13,343	932,429	16,174
Total expenses	35,546	8,297,395	24,638	5,093,502	13,343	932,429	16,174
Net investment income (loss)	(35,546)	(8,297,395)	(24,638)	(5,093,502)	(13,343)	(932,429)	(16,174)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	176,161	19,571,169	32,207	13,626,618	25,970	(60,954)	3,913
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,080,834	206,705,317	1,956,303	49,858,445	526,809	3,314,255	176,310
Net realized and unrealized gain (loss)	1,256,995	226,276,486	1,988,510	63,485,063	552,779	3,253,301	180,223

Net change in net assets
from operations	$1,221,449	$217,979,091	$1,963,872	$58,391,561	$539,436	$2,320,872	$164,049

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$14,295,374	$81,466	$276,613,220	$3,435,948	$150,664,563	$6,621,077	$42,399,667
Receivables:
Investments in Fund shares sold	610	1	51,056	354	47,059	93	5,313
Investment Division units sold	—	—	58,717	—	24,337	—	8,000
Total assets	14,295,984	81,467	276,722,993	3,436,302	150,735,959	6,621,170	42,412,980

Liabilities
Payables:
Investments in Fund shares purchased	—	—	58,717	—	24,337	—	8,000
Investment Division units redeemed	135	—	40,022	312	41,323	—	3,851
Insurance fees due to Jackson
of New York	475	1	11,034	42	5,736	93	1,462
Total liabilities	610	1	109,773	354	71,396	93	13,313
Net assets	$14,295,374	$81,466	$276,613,220	$3,435,948	$150,664,563	$6,621,077	$42,399,667
Maximum Unit Value	12.505839	12.365825	64.858745	66.469111	14.699997	14.726384	12.469995
Minimum Unit Value	10.683796	12.106094	35.050729	58.617197	12.768578	14.497927	11.002370

Investments in Funds, shares outstanding	1,236,624	7,005	11,271,932	131,746	10,249,290	438,482	3,400,133
Investments in Funds, at cost	$13,521,787	$77,610	$214,457,626	$2,803,623	$142,198,514	$6,155,949	$39,503,082

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	153,769	280	3,793,880	15,900	2,009,643	30,757	519,434
Total expenses	153,769	280	3,793,880	15,900	2,009,643	30,757	519,434
Net investment income (loss)	(153,769)	(280)	(3,793,880)	(15,900)	(2,009,643)	(30,757)	(519,434)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(24,542)	(681)	8,170,997	245,362	(504,038)	(4,606)	45,346
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,629,037	8,606	22,040,419	167,826	19,968,573	830,651	3,851,757
Net realized and unrealized gain (loss)	1,604,495	7,925	30,211,416	413,188	19,464,535	826,045	3,897,103

Net change in net assets
from operations	$1,450,726	$7,645	$26,417,536	$397,288	$17,454,892	$795,288	$3,377,669

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Assets
Investments in Funds, at fair value	$1,631,057	$62,532,058	$5,167,063	$201,098	$65,513,301	$900,339	$2,990,693
Receivables:
Investments in Fund shares sold	20	91,814	65	5	5,148	11	113
Investment Division units sold	—	1,787	—	—	17,540	—	174
Total assets	1,631,077	62,625,659	5,167,128	201,103	65,535,989	900,350	2,990,980

Liabilities
Payables:
Investments in Fund shares purchased	—	1,787	—	—	17,540	—	174
Investment Division units redeemed	—	89,568	—	—	2,707	—	12
Insurance fees due to Jackson
of New York	20	2,246	65	5	2,441	11	101
Total liabilities	20	93,601	65	5	22,688	11	287
Net assets	$1,631,057	$62,532,058	$5,167,063	$201,098	$65,513,301	$900,339	$2,990,693
Maximum Unit Value	12.493101	13.550006	13.565848	8.418952	23.283265	22.930977	13.593800
Minimum Unit Value	12.299842	11.955362	13.355332	8.369583	18.376648	22.321677	11.378590

Investments in Funds, shares outstanding	127,327	4,614,912	371,464	23,548	4,757,683	64,264	238,873
Investments in Funds, at cost	$1,432,989	$57,162,075	$4,672,586	$246,479	$78,705,753	$1,044,238	$2,765,154

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	6,991	780,977	22,385	1,711	815,317	3,730	37,542
Total expenses	6,991	780,977	22,385	1,711	815,317	3,730	37,542
Net investment income (loss)	(6,991)	(780,977)	(22,385)	(1,711)	(815,317)	(3,730)	(37,542)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	8,778,854	119,463	—
Sales of investments in Funds	4,882	274,590	11,338	(9,796)	(1,792,661)	(22,764)	34,362
Net change in unrealized appreciation
(depreciation) on investments in Funds	150,241	6,659,583	583,854	(42,508)	2,016,427	29,481	150,506
Net realized and unrealized gain (loss)	155,123	6,934,173	595,192	(52,304)	9,002,620	126,180	184,868

Net change in net assets
from operations	$148,132	$6,153,196	$572,807	$(54,015)	$8,187,303	$122,450	$147,326

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$8,011	$26,023,313	$52,854	$47,734,614	$408,030	$556,541,396	$2,582,583
Receivables:
Investments in Fund shares sold	—	1,911	1	7,982	5	286,288	35
Investment Division units sold	—	69	—	425	—	193,091	—
Total assets	8,011	26,025,293	52,855	47,743,021	408,035	557,020,775	2,582,618

Liabilities
Payables:
Investments in Fund shares purchased	—	69	—	425	—	193,091	—
Investment Division units redeemed	—	953	—	6,130	—	265,384	—
Insurance fees due to Jackson
of New York	—	958	1	1,852	5	20,904	35
Total liabilities	—	1,980	1	8,407	5	479,379	35
Net assets	$8,011	$26,023,313	$52,854	$47,734,614	$408,030	$556,541,396	$2,582,583
Maximum Unit Value	13.105282	11.709624	11.735930	32.665974	37.619004	96.321289	99.710790
Minimum Unit Value	N/A	8.659404	N/A	17.650597	32.131233	40.744218	85.138813

Investments in Funds, shares outstanding	635	3,379,651	6,724	4,327,707	34,288	16,763,295	74,170
Investments in Funds, at cost	$7,743	$31,337,853	$56,598	$54,319,180	$501,052	$426,774,978	$2,201,810

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$472	$—	$—
Expenses
Asset-based charges	36	349,356	226	670,202	1,700	7,259,726	13,049
Total expenses	36	349,356	226	670,202	1,700	7,259,726	13,049
Net investment income (loss)	(36)	(349,356)	(226)	(670,202)	(1,228)	(7,259,726)	(13,049)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(34)	(1,829,583)	(248)	(1,873,273)	(5,074)	15,215,859	95,741
Net change in unrealized appreciation
(depreciation) on investments in Funds	542	3,948,823	4,605	7,578,297	53,041	50,454,578	249,390
Net realized and unrealized gain (loss)	508	2,119,240	4,357	5,705,024	47,967	65,670,437	345,131

Net change in net assets
from operations	$472	$1,769,884	$4,131	$5,034,822	$46,739	$58,410,711	$332,082

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Assets
Investments in Funds, at fair value	$57,943,524	$1,521,809	$48,803,499	$61,342	$123,654,437	$3,194,848	$54,209,110
Receivables:
Investments in Fund shares sold	16,207	184	8,976	1	193,901	123	29,342
Investment Division units sold	1,394	—	—	—	460,726	—	2,070
Total assets	57,961,125	1,521,993	48,812,475	61,343	124,309,064	3,194,971	54,240,522

Liabilities
Payables:
Investments in Fund shares purchased	1,394	—	—	—	460,726	—	2,070
Investment Division units redeemed	13,952	159	7,053	—	189,568	73	27,121
Insurance fees due to Jackson
of New York	2,255	25	1,923	1	4,333	50	2,221
Total liabilities	17,601	184	8,976	1	654,627	123	31,412
Net assets	$57,943,524	$1,521,809	$48,803,499	$61,342	$123,654,437	$3,194,848	$54,209,110
Maximum Unit Value	17.060009	16.962462	21.796643	21.128298	17.493111	17.867785	64.527900
Minimum Unit Value	14.990239	16.439757	13.796924	20.165272	9.423517	15.256748	41.736589

Investments in Funds, shares outstanding	3,396,455	87,410	5,078,408	6,190	123,654,438	3,194,849	1,705,225
Investments in Funds, at cost	$45,627,855	$1,179,927	$49,660,524	$64,602	$123,654,438	$3,194,849	$41,213,947

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$5,759,687	$102,806	$—
Expenses
Asset-based charges	826,144	8,666	670,848	358	1,730,563	10,684	778,969
Total expenses	826,144	8,666	670,848	358	1,730,563	10,684	778,969
Net investment income (loss)	(826,144)	(8,666)	(670,848)	(358)	4,029,124	92,122	(778,969)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,837,554	88,727	(804,339)	(5,951)	—	—	2,017,440
Net change in unrealized appreciation
(depreciation) on investments in Funds	733,513	8,080	5,056,699	11,834	—	—	2,599,748
Net realized and unrealized gain (loss)	3,571,067	96,807	4,252,360	5,883	—	—	4,617,188

Net change in net assets
from operations	$2,744,923	$88,141	$3,581,512	$5,525	$4,029,124	$92,122	$3,838,219

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2023

JNL/WMC Value Fund - Class I
Assets
Investments in Funds, at fair value	$55,110
Receivables:
Investments in Fund shares sold	1
Investment Division units sold	—
Total assets	55,111

Liabilities
Payables:
Investments in Fund shares purchased	—
Investment Division units redeemed	—
Insurance fees due to Jackson
of New York	1
Total liabilities	1
Net assets	$55,110
Maximum Unit Value	66.328555
Minimum Unit Value	N/A

Investments in Funds, shares outstanding	1,658
Investments in Funds, at cost	$49,442

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—
Expenses
Asset-based charges	303
Total expenses	303
Net investment income (loss)	(303)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—
Sales of investments in Funds	5,599
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,668
Net realized and unrealized gain (loss)	11,267

Net change in net assets
from operations	$10,964

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,254,954)	$(1,630)	$(700)	$(527,538)	$(257)	$(84)	$(2,750,766)
Net realized gain (loss) on investments in Funds	2,721,122	(48)	(3,439)	147,870	(2,411)	425	4,853,024
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,715,345	56,868	11,994	3,807,410	7,790	2,332	25,096,102
Net change in net assets
from operations	14,181,513	55,190	7,855	3,427,742	5,122	2,673	27,198,360

Contract transactions
Purchase payments	6,071,095	95,036	20,816	3,162,953	—	—	4,534,896
Surrenders and terminations	(6,976,224)	—	(53,274)	(4,362,274)	(39,970)	—	(14,921,539)
Transfers between Investment Divisions	(1,543,803)	100,239	(34,887)	(1,953,938)	—	12,610	(2,975,244)
Contract owner charges	(1,159,534)	(5,858)	(1,383)	(253,410)	(60)	(44)	(2,431,225)
Net change in net assets
from contract transactions	(3,608,466)	189,417	(68,728)	(3,406,669)	(40,030)	12,566	(15,793,112)

Net change in net assets	10,573,047	244,607	(60,873)	21,073	(34,908)	15,239	11,405,248

Net assets beginning of year	86,102,171	209,864	175,131	44,449,488	84,952	17,950	190,113,395

Net assets end of year	$96,675,218	$454,471	$114,258	$44,470,561	$50,044	$33,189	$201,518,643

Contract unit transactions
Units outstanding at beginning of year	5,229,274	13,431	21,766	3,902,670	6,850	2,504	11,309,779
Units issued	473,693	11,000	5,547	552,097	—	2,039	645,426
Units redeemed	(679,435)	(369)	(13,797)	(840,737)	(3,152)	(312)	(1,529,436)
Units outstanding at end of year	5,023,532	24,062	13,516	3,614,030	3,698	4,231	10,425,769
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,503,786	$195,711	$44,736	$6,419,607	$—	$14,996	$11,867,213
Proceeds from sales	$13,367,206	$7,924	$114,164	$10,353,814	$40,287	$2,514	$30,411,090

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,510)	$7,354	$297,363	$5,108	$234,606	$(8)	$285,652
Net realized gain (loss) on investments in Funds	28,301	2,601	528,168	4,172	(186,757)	87	450,629
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,053	37,971	3,684,014	28,107	1,480,020	—	2,162,286
Net change in net assets
from operations	46,844	47,926	4,509,545	37,387	1,527,869	79	2,898,567

Contract transactions
Purchase payments	—	50,250	2,148,993	50,000	1,994,329	100,000	1,696,251
Surrenders and terminations	(129,594)	(59,799)	(1,187,842)	—	(1,057,457)	—	(1,460,824)
Transfers between Investment Divisions	(1,027)	25,911	992,703	3,983	149,091	(100,079)	(1,270,666)
Contract owner charges	(2,701)	(2,178)	(173,018)	(4,558)	(75,242)	—	(137,735)
Net change in net assets
from contract transactions	(133,322)	14,184	1,780,836	49,425	1,010,721	(79)	(1,172,974)

Net change in net assets	(86,478)	62,110	6,290,381	86,812	2,538,590	—	1,725,593

Net assets beginning of year	293,729	269,185	34,480,024	234,466	17,520,962	—	28,514,302

Net assets end of year	$207,251	$331,295	$40,770,405	$321,278	$20,059,552	$—	$30,239,895

Contract unit transactions
Units outstanding at beginning of year	17,612	32,984	1,888,381	13,428	1,316,472	—	1,800,715
Units issued	27	9,137	319,251	2,683	238,645	6,664	142,105
Units redeemed	(7,176)	(7,533)	(224,220)	(248)	(160,151)	(6,664)	(215,015)
Units outstanding at end of year	10,463	34,588	1,983,412	15,863	1,394,966	—	1,727,805
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$464	$89,905	$7,361,752	$64,914	$3,647,309	$100,000	$3,495,894
Proceeds from sales	$135,296	$68,367	$4,715,166	$5,926	$2,401,982	$100,087	$3,822,941

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$39,242	$(820)	$(1,601,658)	$(741)	$(3,037,681)	$(761)	$(155,694)
Net realized gain (loss) on investments in Funds	27,067	998	1,904,422	6,415	7,265,038	868	116,773
Net change in unrealized appreciation
(depreciation) on investments in Funds	131,997	32,424	11,144,641	13,492	20,805,839	16,463	1,377,397
Net change in net assets
from operations	198,306	32,602	11,447,405	19,166	25,033,196	16,570	1,338,476

Contract transactions
Purchase payments	—	25,125	4,120,075	100,000	5,597,417	—	496,487
Surrenders and terminations	(58,070)	(39,610)	(9,535,609)	—	(23,353,342)	(15,668)	(1,117,679)
Transfers between Investment Divisions	253,553	56,441	(962,626)	(99,013)	(5,935,484)	2,042	(120,634)
Contract owner charges	(25,460)	(1,507)	(1,308,281)	(889)	(2,482,690)	(893)	(51,470)
Net change in net assets
from contract transactions	170,023	40,449	(7,686,441)	98	(26,174,099)	(14,519)	(793,296)

Net change in net assets	368,329	73,051	3,760,964	19,264	(1,140,903)	2,051	545,180

Net assets beginning of year	1,604,706	184,533	114,512,160	160,262	220,114,163	130,541	13,684,566

Net assets end of year	$1,973,035	$257,584	$118,273,124	$179,526	$218,973,260	$132,592	$14,229,746

Contract unit transactions
Units outstanding at beginning of year	91,099	22,125	8,472,759	10,819	13,394,109	7,340	1,389,603
Units issued	15,826	9,469	668,976	6,396	693,672	120	162,804
Units redeemed	(6,892)	(4,936)	(1,210,416)	(6,380)	(2,204,640)	(822)	(240,900)
Units outstanding at end of year	100,033	26,658	7,931,319	10,835	11,883,141	6,638	1,311,507
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$376,176	$83,957	$9,577,001	$101,106	$12,045,143	$2,042	$1,716,962
Proceeds from sales	$130,552	$44,329	$18,865,100	$101,749	$41,256,923	$17,323	$2,665,952

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(936)	$16,245	$6,081	$432,305	$2,938	$(425,610)	$(5,587)
Net realized gain (loss) on investments in Funds	(288)	(776,765)	(24,620)	(1,714,937)	(3,377)	566,932	17,268
Net change in unrealized appreciation
(depreciation) on investments in Funds	23,042	5,150,970	58,532	6,926,456	23,922	3,255,550	115,722
Net change in net assets
from operations	21,818	4,390,450	39,993	5,643,824	23,483	3,396,872	127,403

Contract transactions
Purchase payments	203	915,059	15,000	1,049,428	—	2,448,445	16,189
Surrenders and terminations	(63)	(4,200,215)	(639)	(1,614,994)	(12,892)	(1,511,586)	(15,508)
Transfers between Investment Divisions	(506)	(124,046)	34,370	(220,802)	(2,711)	(881,877)	(137,016)
Contract owner charges	(3,223)	(651,974)	(7,051)	(380,551)	(1,922)	(412,867)	(16,716)
Net change in net assets
from contract transactions	(3,589)	(4,061,176)	41,680	(1,166,919)	(17,525)	(357,885)	(153,051)

Net change in net assets	18,229	329,274	81,673	4,476,905	5,958	3,038,987	(25,648)

Net assets beginning of year	199,420	53,467,109	382,812	27,706,388	111,230	30,392,989	1,174,199

Net assets end of year	$217,649	$53,796,383	$464,485	$32,183,293	$117,188	$33,431,976	$1,148,551

Contract unit transactions
Units outstanding at beginning of year	18,790	4,775,150	26,841	2,604,554	9,898	1,853,097	66,686
Units issued	306	336,471	10,969	285,666	44	383,712	2,546
Units redeemed	(635)	(686,742)	(7,962)	(385,132)	(1,414)	(398,139)	(11,118)
Units outstanding at end of year	18,461	4,424,879	29,848	2,505,088	8,528	1,838,670	58,114
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,442	$4,695,775	$168,168	$4,154,906	$4,000	$6,500,091	$45,985
Proceeds from sales	$7,967	$8,740,706	$120,406	$4,889,520	$18,587	$7,283,586	$204,623

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A
Operations
Net investment income (loss)	$(2,024,383)	$(7,243)	$(1,344,710)	$(2,471)	$(81,077)	$(646)	$(17,892)
Net realized gain (loss) on investments in Funds	467,989	(26,855)	1,915,212	1,861	989,512	983	20,411
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,090,314	244,463	16,367,365	140,806	2,920,724	23,278	193,328
Net change in net assets
from operations	19,533,920	210,365	16,937,867	140,196	3,829,159	23,615	195,847

Contract transactions
Purchase payments	4,735,358	15,016	2,578,561	557,507	2,334,805	38,823	672,731
Surrenders and terminations	(10,258,079)	(27,098)	(6,309,894)	(14,973)	(1,154,007)	(37,814)	(9,073)
Transfers between Investment Divisions	2,746,027	52,347	2,587,977	(1,796)	357,624	(27,972)	112,823
Contract owner charges	(1,942,319)	(24,915)	(1,276,148)	(7,792)	(217,364)	(1,252)	(18,984)
Net change in net assets
from contract transactions	(4,719,013)	15,350	(2,419,504)	532,946	1,321,058	(28,215)	757,497

Net change in net assets	14,814,907	225,715	14,518,363	673,142	5,150,217	(4,600)	953,344

Net assets beginning of year	134,892,750	1,330,588	88,547,756	341,238	13,200,215	149,833	929,132

Net assets end of year	$149,707,657	$1,556,303	$103,066,119	$1,014,380	$18,350,432	$145,233	$1,882,476

Contract unit transactions
Units outstanding at beginning of year	2,163,092	14,906	3,546,467	10,717	810,982	18,580	100,400
Units issued	291,425	1,141	580,944	16,695	577,599	5,986	106,534
Units redeemed	(360,390)	(1,077)	(669,417)	(1,504)	(491,424)	(8,989)	(28,489)
Units outstanding at end of year	2,094,127	14,970	3,457,994	25,908	897,157	15,577	178,445
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$19,614,455	$119,111	$15,720,076	$584,397	$10,350,254	$49,076	$1,038,437
Proceeds from sales	$26,357,851	$111,004	$19,484,289	$53,922	$9,110,274	$77,937	$298,832

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Operations
Net investment income (loss)	$(290)	$(2,472,086)	$(4,771)	$(178,835)	$(2,039)	$(281,889)	$(1,368)
Net realized gain (loss) on investments in Funds	34	2,669,642	3,755	(102,579)	(437)	175,538	1,502
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,017	20,581,012	145,877	805,129	24,420	1,652,999	19,149
Net change in net assets
from operations	8,761	20,778,568	144,861	523,715	21,944	1,546,648	19,283

Contract transactions
Purchase payments	75,000	18,012,886	35,000	3,502,854	84,711	2,626,431	—
Surrenders and terminations	—	(11,277,241)	(61,476)	(823,125)	(9,040)	(645,580)	(2,733)
Transfers between Investment Divisions	(1)	1,037,277	49,973	6,369,923	322,242	88,866	(97,961)
Contract owner charges	(774)	(2,146,384)	(10,269)	(141,871)	(4,496)	(199,817)	(2,183)
Net change in net assets
from contract transactions	74,225	5,626,538	13,228	8,907,781	393,417	1,869,900	(102,877)

Net change in net assets	82,986	26,405,106	158,089	9,431,496	415,361	3,416,548	(83,594)

Net assets beginning of year	—	166,770,307	1,052,924	8,787,773	259,455	20,560,363	304,423

Net assets end of year	$82,986	$193,175,413	$1,211,013	$18,219,269	$674,816	$23,976,911	$220,829

Contract unit transactions
Units outstanding at beginning of year	—	8,673,313	40,596	1,019,922	29,530	1,779,967	25,225
Units issued	7,777	1,702,817	3,092	1,391,372	47,764	436,606	3,303
Units redeemed	(78)	(1,452,402)	(2,760)	(363,740)	(3,726)	(278,843)	(11,632)
Units outstanding at end of year	7,699	8,923,728	40,928	2,047,554	73,568	1,937,730	16,896
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$75,000	$34,843,640	$88,001	$12,057,357	$426,839	$5,128,521	$40,278
Proceeds from sales	$1,065	$31,689,188	$79,544	$3,328,411	$35,461	$3,540,509	$144,523

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(303,640)	$(599)	$(785,268)	$(5,161)	$(580,356)	$(961)	$(2,789,378)
Net realized gain (loss) on investments in Funds	(417,799)	(1,551)	1,052,402	4,323	343,153	7	4,383,630
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,596,226	11,263	10,966,632	164,871	5,674,915	26,731	27,745,177
Net change in net assets
from operations	874,787	9,113	11,233,766	164,033	5,437,712	25,777	29,339,429

Contract transactions
Purchase payments	576,354	10,428	3,658,090	221,230	1,010,550	—	14,406,872
Surrenders and terminations	(1,370,829)	—	(3,630,942)	(36,980)	(2,581,502)	(1,280)	(12,116,406)
Transfers between Investment Divisions	1,001,028	97,801	2,278,856	24,620	(736,950)	1,291	8,537,175
Contract owner charges	(282,590)	(941)	(648,827)	(9,416)	(599,499)	(2,941)	(2,589,496)
Net change in net assets
from contract transactions	(76,037)	107,288	1,657,177	199,454	(2,907,401)	(2,930)	8,238,145

Net change in net assets	798,750	116,401	12,890,943	363,487	2,530,311	22,847	37,577,574

Net assets beginning of year	20,758,224	70,299	54,050,094	692,507	38,991,760	167,603	184,919,729

Net assets end of year	$21,556,974	$186,700	$66,941,037	$1,055,994	$41,522,071	$190,450	$222,497,303

Contract unit transactions
Units outstanding at beginning of year	2,348,171	7,184	2,788,892	33,294	2,355,606	8,602	9,806,910
Units issued	335,700	13,085	694,185	18,634	195,773	178	1,683,732
Units redeemed	(350,860)	(2,455)	(612,989)	(9,919)	(355,238)	(314)	(1,286,787)
Units outstanding at end of year	2,333,011	17,814	2,870,088	42,009	2,196,141	8,466	10,203,855
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,021,322	$134,312	$14,741,620	$428,324	$3,457,152	$3,628	$34,433,653
Proceeds from sales	$3,400,999	$27,623	$13,869,710	$234,030	$6,944,909	$7,520	$28,984,885

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Operations
Net investment income (loss)	$(11,039)	$(3,663,251)	$(16,951)	$(7,207,801)	$(29,960)	$(1,178,418)	$(3,125)
Net realized gain (loss) on investments in Funds	(764)	5,051,490	23,162	22,575,803	145,954	539,321	(3,361)
Net change in unrealized appreciation
(depreciation) on investments in Funds	319,798	82,128,899	1,124,984	96,910,123	1,334,880	11,078,372	83,004
Net change in net assets
from operations	307,995	83,517,138	1,131,195	112,278,125	1,450,874	10,439,275	76,518

Contract transactions
Purchase payments	22,160	20,582,859	629,603	38,014,437	312,292	2,663,798	—
Surrenders and terminations	(5,747)	(13,166,293)	(91,075)	(34,585,893)	(287,735)	(6,008,356)	(27,689)
Transfers between Investment Divisions	(5,352)	17,610,233	228,876	2,134,752	(316,540)	3,334,306	168,150
Contract owner charges	(13,768)	(3,167,620)	(44,480)	(6,748,146)	(91,767)	(1,077,198)	(6,539)
Net change in net assets
from contract transactions	(2,707)	21,859,179	722,924	(1,184,850)	(383,750)	(1,087,450)	133,922

Net change in net assets	305,288	105,376,317	1,854,119	111,093,275	1,067,124	9,351,825	210,440

Net assets beginning of year	1,854,824	222,669,233	2,593,744	470,229,759	5,679,071	77,129,842	451,332

Net assets end of year	$2,160,112	$328,045,550	$4,447,863	$581,323,034	$6,746,195	$86,481,667	$661,772

Contract unit transactions
Units outstanding at beginning of year	88,420	6,993,981	72,658	16,427,510	168,463	5,997,806	30,855
Units issued	12,222	1,651,973	23,855	2,317,342	17,075	1,022,275	11,430
Units redeemed	(12,681)	(1,079,000)	(6,016)	(2,363,083)	(25,874)	(1,108,046)	(3,129)
Units outstanding at end of year	87,961	7,566,954	90,497	16,381,769	159,664	5,912,035	39,156
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$283,442	$62,030,840	$982,227	$73,666,995	$632,809	$14,327,480	$184,159
Proceeds from sales	$297,188	$43,834,912	$276,253	$82,059,646	$1,046,519	$16,593,348	$53,362

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Operations
Net investment income (loss)	$(1,979,479)	$(7,650)	$(1,140,732)	$(4,615)	$(3,826,483)	$(4,865)	$(546,524)
Net realized gain (loss) on investments in Funds	4,045,326	(1,412)	1,398,482	13,532	12,917,357	13,457	564,328
Net change in unrealized appreciation
(depreciation) on investments in Funds	14,258,592	211,375	9,832,862	130,771	27,391,463	150,293	3,142,000
Net change in net assets
from operations	16,324,439	202,313	10,090,612	139,688	36,482,337	158,885	3,159,804

Contract transactions
Purchase payments	5,653,680	—	3,173,592	58,342	8,474,012	113,500	886,480
Surrenders and terminations	(9,766,777)	(1,628)	(4,628,097)	(4,535)	(18,509,565)	(2,027)	(2,881,130)
Transfers between Investment Divisions	(312,993)	180,892	(729,362)	(31,786)	(1,700,298)	29,132	(396,795)
Contract owner charges	(1,621,880)	(16,843)	(1,123,364)	(15,777)	(3,522,963)	(16,342)	(496,673)
Net change in net assets
from contract transactions	(6,047,970)	162,421	(3,307,231)	6,244	(15,258,814)	124,263	(2,888,118)

Net change in net assets	10,276,469	364,734	6,783,381	145,932	21,223,523	283,148	271,686

Net assets beginning of year	136,579,854	1,356,571	74,098,380	914,924	248,659,025	852,414	37,072,848

Net assets end of year	$146,856,323	$1,721,305	$80,881,761	$1,060,856	$269,882,548	$1,135,562	$37,344,534

Contract unit transactions
Units outstanding at beginning of year	8,461,974	74,741	5,360,990	55,685	9,206,327	26,371	2,927,420
Units issued	848,836	9,566	619,526	19,675	890,333	6,016	410,040
Units redeemed	(1,210,723)	(1,017)	(844,474)	(19,123)	(1,431,980)	(2,352)	(631,860)
Units outstanding at end of year	8,100,087	83,290	5,136,042	56,237	8,664,680	30,035	2,705,600
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$14,722,338	$181,748	$9,319,473	$354,241	$25,377,498	$207,507	$5,306,946
Proceeds from sales	$22,749,787	$26,977	$13,767,436	$352,612	$44,462,795	$88,110	$8,741,588

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(442)	$(863,676)	$(4,328)	$(5,557)	$(1,962,991)	$(1,208)	$(966,191)
Net realized gain (loss) on investments in Funds	626	(2,813,799)	(25,097)	(34,597)	3,526,083	67	6,935,818
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,918	10,663,503	132,562	276,413	14,743,236	29,632	(8,411,327)
Net change in net assets
from operations	9,102	6,986,028	103,137	236,259	16,306,328	28,491	(2,441,700)

Contract transactions
Purchase payments	—	1,705,718	12,000	129,739	2,824,712	106,324	1,855,660
Surrenders and terminations	—	(2,959,764)	(8,282)	(6,882)	(12,131,357)	(6,146)	(5,705,187)
Transfers between Investment Divisions	1,962	(796,080)	133,173	47,881	(2,276,369)	1,224	(20,696,347)
Contract owner charges	(993)	(815,175)	(16,430)	(42)	(1,758,005)	(2,403)	(859,741)
Net change in net assets
from contract transactions	969	(2,865,301)	120,461	170,696	(13,341,019)	98,999	(25,405,615)

Net change in net assets	10,071	4,120,727	223,598	406,955	2,965,309	127,490	(27,847,315)

Net assets beginning of year	88,200	58,674,877	780,619	471,873	139,822,614	166,319	89,659,863

Net assets end of year	$98,271	$62,795,604	$1,004,217	$878,828	$142,787,923	$293,809	$61,812,548

Contract unit transactions
Units outstanding at beginning of year	6,654	5,815,874	73,309	121,848	9,553,398	10,372	7,488,560
Units issued	518	756,151	18,375	60,862	426,273	6,052	969,871
Units redeemed	(456)	(1,018,628)	(8,713)	(25,744)	(1,295,197)	(471)	(3,139,323)
Units outstanding at end of year	6,716	5,553,397	82,971	156,966	8,684,474	15,953	5,319,108
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,975	$8,291,595	$221,424	$290,913	$6,564,308	$107,549	$11,402,403
Proceeds from sales	$6,448	$12,020,572	$105,292	$125,774	$21,868,318	$9,758	$37,774,209

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(1,537)	$(3,918,008)	$(12,963)	$79,503	$6,698	$(758,877)	$(6,467)
Net realized gain (loss) on investments in Funds	3,162	11,292,522	22,601	1,847,097	48,058	1,522,217	13,315
Net change in unrealized appreciation
(depreciation) on investments in Funds	(7,400)	96,460,372	984,104	9,303,874	77,047	18,324,741	391,669
Net change in net assets
from operations	(5,775)	103,834,886	993,742	11,230,474	131,803	19,088,081	398,517

Contract transactions
Purchase payments	2,632	8,817,221	19,869	3,028,241	33,200	3,118,476	35,500
Surrenders and terminations	(5,390)	(22,596,872)	(71,736)	(3,847,798)	(28,270)	(2,375,868)	(41,570)
Transfers between Investment Divisions	29,060	8,696,833	118,981	8,974,062	100,922	10,502,172	202,416
Contract owner charges	(4,236)	(3,883,283)	(38,046)	(682,729)	(8,376)	(654,357)	(16,249)
Net change in net assets
from contract transactions	22,066	(8,966,101)	29,068	7,471,776	97,476	10,590,423	180,097

Net change in net assets	16,291	94,868,785	1,022,810	18,702,250	229,279	29,678,504	578,614

Net assets beginning of year	313,431	221,629,870	2,059,653	40,809,125	408,735	41,703,347	848,127

Net assets end of year	$329,722	$316,498,655	$3,082,463	$59,511,375	$638,014	$71,381,851	$1,426,741

Contract unit transactions
Units outstanding at beginning of year	21,899	3,091,593	19,364	2,590,868	17,519	2,945,792	56,586
Units issued	9,879	482,720	5,082	1,241,505	26,267	1,163,568	30,058
Units redeemed	(8,452)	(589,558)	(4,826)	(856,303)	(21,519)	(575,535)	(20,844)
Units outstanding at end of year	23,326	2,984,755	19,620	2,976,070	22,267	3,533,825	65,800
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$137,986	$44,306,864	$663,205	$24,154,221	$665,679	$20,807,532	$562,337
Proceeds from sales	$117,456	$57,190,973	$647,100	$16,602,942	$561,505	$10,975,986	$388,706

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$93,376	$8,663	$(993,427)	$(3,669)	$(458,907)	$(8,776)	$(1,969,325)
Net realized gain (loss) on investments in Funds	(180,023)	(15,372)	5,207,133	10,451	361,930	48,232	(1,640,996)
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,371,302	97,950	9,068,585	157,752	4,954,529	261,042	9,721,591
Net change in net assets
from operations	2,284,655	91,241	13,282,291	164,534	4,857,552	300,498	6,111,270

Contract transactions
Purchase payments	1,982,839	29,025	1,837,909	25,637	1,743,458	28,624	3,038,817
Surrenders and terminations	(740,528)	(27,802)	(6,845,632)	(31,757)	(2,048,268)	(9,847)	(15,259,213)
Transfers between Investment Divisions	1,494,747	(19,690)	(4,031,946)	19,983	1,537,892	(68,023)	10,331,040
Contract owner charges	(199,123)	(9,668)	(872,355)	(11,244)	(438,014)	(12,842)	(1,699,643)
Net change in net assets
from contract transactions	2,537,935	(28,135)	(9,912,024)	2,619	795,068	(62,088)	(3,588,999)

Net change in net assets	4,822,590	63,106	3,370,267	167,153	5,652,620	238,410	2,522,271

Net assets beginning of year	14,942,803	589,779	68,922,154	726,862	31,654,098	1,927,242	138,619,750

Net assets end of year	$19,765,393	$652,885	$72,292,421	$894,015	$37,306,718	$2,165,652	$141,142,021

Contract unit transactions
Units outstanding at beginning of year	1,384,006	52,224	1,459,639	10,366	1,421,093	95,178	7,357,775
Units issued	519,638	36,955	116,769	980	449,016	14,734	1,127,069
Units redeemed	(298,937)	(39,100)	(305,793)	(841)	(417,121)	(13,295)	(1,313,738)
Units outstanding at end of year	1,604,707	50,079	1,270,615	10,505	1,452,988	96,617	7,171,106
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,368,717	$463,238	$6,082,298	$71,055	$10,471,849	$243,330	$21,602,991
Proceeds from sales	$3,737,405	$482,710	$16,987,749	$72,105	$10,135,688	$314,194	$27,161,315

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(6,076)	$(119,318)	$(186)	$(1,605,194)	$(5,736)	$(957,658)	$(5,615)
Net realized gain (loss) on investments in Funds	(21,625)	(75,231)	(1,325)	2,767,932	15,635	(1,686,757)	(9,482)
Net change in unrealized appreciation
(depreciation) on investments in Funds	96,381	905,584	5,147	25,666,696	279,498	5,227,963	65,410
Net change in net assets
from operations	68,680	711,035	3,636	26,829,434	289,397	2,583,548	50,313

Contract transactions
Purchase payments	35,000	325,276	—	4,097,447	32,259	2,319,810	18,490
Surrenders and terminations	(72,266)	(704,400)	—	(6,485,879)	(12,786)	(7,951,070)	(8,693)
Transfers between Investment Divisions	78,865	129,399	(10,620)	(2,726,347)	(104,522)	2,157,574	310,294
Contract owner charges	(12,183)	(102,906)	(551)	(1,476,253)	(13,574)	(772,330)	(6,768)
Net change in net assets
from contract transactions	29,416	(352,631)	(11,171)	(6,591,032)	(98,623)	(4,246,016)	313,323

Net change in net assets	98,096	358,404	(7,535)	20,238,402	190,774	(1,662,468)	363,636

Net assets beginning of year	1,158,383	9,181,547	44,484	107,556,158	1,103,500	74,621,357	845,727

Net assets end of year	$1,256,479	$9,539,951	$36,949	$127,794,560	$1,294,274	$72,958,889	$1,209,363

Contract unit transactions
Units outstanding at beginning of year	44,151	932,255	5,168	5,382,587	53,234	7,658,102	81,582
Units issued	12,381	134,618	208	597,818	6,031	1,737,250	39,538
Units redeemed	(10,978)	(171,413)	(1,221)	(887,607)	(10,374)	(2,183,333)	(10,278)
Units outstanding at end of year	45,554	895,460	4,155	5,092,798	48,891	7,212,019	110,842
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$319,194	$1,371,245	$2,232	$13,358,545	$146,175	$17,203,506	$421,320
Proceeds from sales	$295,854	$1,843,193	$13,589	$21,554,771	$250,534	$22,407,181	$113,612

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(725,839)	$(1,155)	$(777,687)	$(1,036)	$(1,832,488)	$(3,260)	$(5,591,015)
Net realized gain (loss) on investments in Funds	(632,675)	(573)	1,164,285	2,524	3,616,465	5,721	27,044,104
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,877,095	61,308	300,322	5,893	6,495,171	36,434	27,231,049
Net change in net assets
from operations	2,518,581	59,580	686,920	7,381	8,279,148	38,895	48,684,138

Contract transactions
Purchase payments	1,435,301	—	1,814,582	2,460	3,745,476	—	6,560,572
Surrenders and terminations	(4,928,720)	(8,202)	(5,449,004)	(2,547)	(11,982,638)	(3,716)	(38,543,581)
Transfers between Investment Divisions	2,010,942	1,435,295	(471,661)	(1,857)	274,508	(502)	(10,294,428)
Contract owner charges	(659,971)	(3,223)	(650,538)	(3,639)	(1,426,564)	(3,391)	(4,645,980)
Net change in net assets
from contract transactions	(2,142,448)	1,423,870	(4,756,621)	(5,583)	(9,389,218)	(7,609)	(46,923,417)

Net change in net assets	376,133	1,483,450	(4,069,701)	1,798	(1,110,070)	31,286	1,760,721

Net assets beginning of year	50,178,679	154,342	57,802,452	234,153	131,481,320	509,830	410,258,038

Net assets end of year	$50,554,812	$1,637,792	$53,732,751	$235,951	$130,371,250	$541,116	$412,018,759

Contract unit transactions
Units outstanding at beginning of year	2,087,050	4,230	3,320,632	11,507	7,325,846	23,607	12,794,954
Units issued	302,982	40,732	360,997	3,846	769,842	3,446	761,783
Units redeemed	(397,532)	(423)	(634,599)	(4,061)	(1,290,341)	(3,837)	(2,172,941)
Units outstanding at end of year	1,992,500	44,539	3,047,030	11,292	6,805,347	23,216	11,383,796
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,551,540	$1,438,483	$6,275,892	$78,287	$14,242,036	$82,619	$25,236,956
Proceeds from sales	$10,419,827	$15,768	$11,810,201	$84,906	$25,463,742	$93,489	$77,751,388

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Operations
Net investment income (loss)	$(5,579)	$(2,274,076)	$(9,014)	$(982,680)	$—	$(4,693,109)	$(3,492)
Net realized gain (loss) on investments in Funds	10,787	7,054,837	196,304	1,125,327	—	17,649,294	139
Net change in unrealized appreciation
(depreciation) on investments in Funds	163,948	23,409,595	12,177	4,169,939	—	40,075,407	145,015
Net change in net assets
from operations	169,156	28,190,356	199,467	4,312,586	—	53,031,592	141,662

Contract transactions
Purchase payments	43,650	5,746,125	960	740,034	—	4,733,887	—
Surrenders and terminations	(6,851)	(10,726,238)	(41,598)	(7,210,811)	—	(26,916,744)	(8,632)
Transfers between Investment Divisions	13,583	(1,615,237)	66,065	(63,005)	—	(6,457,831)	(2,459)
Contract owner charges	(19,592)	(2,134,684)	(20,391)	(993,778)	—	(4,520,712)	(12,852)
Net change in net assets
from contract transactions	30,790	(8,730,034)	5,036	(7,527,560)	—	(33,161,400)	(23,943)

Net change in net assets	199,946	19,460,322	204,503	(3,214,974)	—	19,870,192	117,719

Net assets beginning of year	1,170,677	143,094,140	1,048,141	67,363,771	—	305,183,667	724,026

Net assets end of year	$1,370,623	$162,554,462	$1,252,644	$64,148,797	$—	$325,053,859	$841,745

Contract unit transactions
Units outstanding at beginning of year	38,947	4,713,793	31,436	4,848,753	—	10,486,112	30,865
Units issued	2,936	366,330	80,997	202,424	—	395,667	—
Units redeemed	(2,125)	(637,454)	(81,695)	(736,284)	—	(1,439,628)	(938)
Units outstanding at end of year	39,758	4,442,669	30,738	4,314,893	—	9,442,151	29,927
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$97,247	$12,672,822	$3,653,085	$2,948,464	$—	$12,711,202	$—
Proceeds from sales	$72,036	$23,676,933	$3,657,063	$11,458,703	$—	$50,565,711	$27,435

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(2,503,357)	$(239)	$(4,570,297)	$(546)	$(349,992)	$(2,024)	$15,853
Net realized gain (loss) on investments in Funds	6,919,189	(166)	14,525,363	(5,934)	(177,920)	(1,828)	657,520
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,269,145	6,488	31,395,569	17,488	6,835,586	115,430	3,512,712
Net change in net assets
from operations	16,684,977	6,083	41,350,635	11,008	6,307,674	111,578	4,186,085

Contract transactions
Purchase payments	2,612,228	—	4,809,720	—	2,112,528	1,440	588,458
Surrenders and terminations	(21,901,850)	—	(27,467,126)	(64,957)	(768,830)	(20,880)	(2,164,023)
Transfers between Investment Divisions	(2,176,404)	—	(6,855,132)	—	1,543,064	(41,565)	383,608
Contract owner charges	(2,418,749)	(1,078)	(4,311,607)	(264)	(296,826)	(7,470)	(235,837)
Net change in net assets
from contract transactions	(23,884,775)	(1,078)	(33,824,145)	(65,221)	2,589,936	(68,475)	(1,427,794)

Net change in net assets	(7,199,798)	5,005	7,526,490	(54,213)	8,897,610	43,103	2,758,291

Net assets beginning of year	172,700,641	51,260	305,296,732	105,864	22,344,823	433,835	23,170,552

Net assets end of year	$165,500,843	$56,265	$312,823,222	$51,651	$31,242,433	$476,938	$25,928,843

Contract unit transactions
Units outstanding at beginning of year	9,995,014	3,014	12,468,092	4,246	2,183,713	39,744	1,883,911
Units issued	246,320	—	414,142	—	599,387	11,246	684,201
Units redeemed	(1,572,604)	(61)	(1,717,318)	(2,824)	(382,594)	(17,058)	(786,279)
Units outstanding at end of year	8,668,730	2,953	11,164,916	1,422	2,400,506	33,932	1,781,833
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,533,035	$—	$11,131,857	$—	$6,864,130	$136,561	$9,724,463
Proceeds from sales	$30,921,167	$1,318	$49,526,299	$65,767	$4,624,186	$207,060	$10,918,984

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$4,641	$58,130	$3,546	$(383,100)	$(194)	$(1,431,782)	$(2,131)
Net realized gain (loss) on investments in Funds	7,489	(636,518)	(4,475)	614,563	(6)	3,662,907	26,133
Net change in unrealized appreciation
(depreciation) on investments in Funds	51,694	1,188,310	18,805	1,677,170	3,412	24,746,277	92,598
Net change in net assets
from operations	63,824	609,922	17,876	1,908,633	3,212	26,977,402	116,600

Contract transactions
Purchase payments	—	546,799	—	2,056,315	1,500	1,609,871	270,111
Surrenders and terminations	(4,053)	(352,935)	—	(1,820,615)	—	(7,074,431)	(13,447)
Transfers between Investment Divisions	9,899	138,160	(17,543)	(1,914,047)	917	(296,705)	(200,319)
Contract owner charges	(3,033)	(99,122)	(3,049)	(342,992)	(454)	(1,331,896)	(6,428)
Net change in net assets
from contract transactions	2,813	232,902	(20,592)	(2,021,339)	1,963	(7,093,161)	49,917

Net change in net assets	66,637	842,824	(2,716)	(112,706)	5,175	19,884,241	166,517

Net assets beginning of year	316,594	7,446,757	179,300	29,037,114	36,133	85,598,091	278,849

Net assets end of year	$383,231	$8,289,581	$176,584	$28,924,408	$41,308	$105,482,332	$445,366

Contract unit transactions
Units outstanding at beginning of year	24,390	656,361	14,967	2,246,550	2,632	3,205,948	7,813
Units issued	4,959	219,824	1,014	605,785	178	270,669	9,029
Units redeemed	(4,734)	(200,688)	(2,528)	(763,103)	(32)	(500,114)	(7,684)
Units outstanding at end of year	24,615	675,497	13,453	2,089,232	2,778	2,976,503	9,158
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$81,664	$2,712,670	$16,367	$7,933,042	$2,417	$8,728,976	$413,536
Proceeds from sales	$71,025	$2,421,639	$33,413	$10,337,481	$647	$17,253,919	$365,750

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(1,813,656)	$(5,551)	$(733,011)	$(651)	$(887,588)	$(3,064)	$(2,604,896)
Net realized gain (loss) on investments in Funds	697,129	(28,450)	969,450	805	1,377,957	10,823	4,956,642
Net change in unrealized appreciation
(depreciation) on investments in Funds	14,162,498	178,737	5,026,109	15,522	8,377,451	70,220	35,139,342
Net change in net assets
from operations	13,045,971	144,736	5,262,548	15,676	8,867,820	77,979	37,491,088

Contract transactions
Purchase payments	4,293,565	367,217	794,298	35,000	5,787,009	22,000	8,682,309
Surrenders and terminations	(9,898,132)	(22,871)	(4,365,530)	(4,913)	(4,075,658)	(13,392)	(12,452,739)
Transfers between Investment Divisions	5,819,672	369,775	(269,336)	543	4,125,660	232,687	2,281,250
Contract owner charges	(1,773,937)	(20,135)	(693,513)	(1,802)	(637,105)	(8,311)	(2,326,469)
Net change in net assets
from contract transactions	(1,558,832)	693,986	(4,534,081)	28,828	5,199,906	232,984	(3,815,649)

Net change in net assets	11,487,139	838,722	728,467	44,504	14,067,726	310,963	33,675,439

Net assets beginning of year	126,050,920	857,054	50,441,052	111,861	61,040,492	482,431	177,404,534

Net assets end of year	$137,538,059	$1,695,776	$51,169,519	$156,365	$75,108,218	$793,394	$211,079,973

Contract unit transactions
Units outstanding at beginning of year	3,267,807	16,643	4,446,715	8,806	5,067,733	38,130	2,304,036
Units issued	521,908	17,807	239,295	2,704	1,489,256	22,500	341,281
Units redeemed	(566,501)	(5,469)	(620,255)	(585)	(1,089,564)	(6,064)	(387,739)
Units outstanding at end of year	3,223,214	28,981	4,065,755	10,925	5,467,425	54,566	2,257,578
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$21,283,221	$967,342	$2,839,537	$36,727	$19,381,820	$319,274	$29,010,442
Proceeds from sales	$24,655,709	$278,908	$8,106,629	$8,550	$15,069,502	$89,355	$35,430,987

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Operations
Net investment income (loss)	$(12,061)	$(914,835)	$(7,021)	$(1,186,827)	$(4,696)	$5,050	$604
Net realized gain (loss) on investments in Funds	78	(1,152,605)	(15,442)	3,674,620	5,845	(26,158)	(14)
Net change in unrealized appreciation
(depreciation) on investments in Funds	512,879	3,739,204	82,972	3,253,300	62,931	1,103,851	6,403
Net change in net assets
from operations	500,896	1,671,764	60,509	5,741,093	64,080	1,082,743	6,993

Contract transactions
Purchase payments	269,961	1,982,905	44,871	3,406,372	113,795	671,493	—
Surrenders and terminations	(27,356)	(5,668,631)	(2,557)	(7,356,283)	(11,143)	(402,444)	—
Transfers between Investment Divisions	106,330	6,179,482	441,315	(5,658,171)	(107,415)	148,291	17,372
Contract owner charges	(31,462)	(727,192)	(2,876)	(1,131,812)	(10,446)	(59,476)	(201)
Net change in net assets
from contract transactions	317,473	1,766,564	480,753	(10,739,894)	(15,209)	357,864	17,171

Net change in net assets	818,369	3,438,328	541,262	(4,998,801)	48,871	1,440,607	24,164

Net assets beginning of year	2,015,845	63,714,773	1,345,149	87,573,803	775,677	7,235,529	34,477

Net assets end of year	$2,834,214	$67,153,101	$1,886,411	$82,575,002	$824,548	$8,676,136	$58,641

Contract unit transactions
Units outstanding at beginning of year	18,254	3,280,232	49,812	5,091,357	37,411	510,998	2,309
Units issued	5,706	861,003	25,789	690,616	5,978	99,541	1,043
Units redeemed	(3,077)	(778,645)	(9,063)	(1,326,398)	(6,787)	(76,473)	(14)
Units outstanding at end of year	20,883	3,362,590	66,538	4,455,575	36,602	534,066	3,338
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$676,314	$16,899,632	$718,206	$12,215,536	$122,075	$1,613,322	$18,218
Proceeds from sales	$370,901	$16,047,903	$244,474	$24,142,257	$141,981	$1,250,408	$443

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(374,049)	$174	$365,468	$19,778	$(1,096,231)	$(4,162)	$(404,078)
Net realized gain (loss) on investments in Funds	1,919,369	9,318	(76,566)	(460)	(1,478,200)	(21,241)	362,732
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,819,918	29,038	460,049	13,356	5,411,310	65,926	10,976,351
Net change in net assets
from operations	7,365,238	38,530	748,951	32,674	2,836,879	40,523	10,935,005

Contract transactions
Purchase payments	432,788	30,000	1,689,883	33,490	2,284,731	7,892	2,038,832
Surrenders and terminations	(1,862,244)	—	(1,390,913)	(10,057)	(6,996,283)	(16,800)	(2,591,474)
Transfers between Investment Divisions	3,261,668	180,480	4,034,322	219,211	1,247,346	(141,723)	18,391,647
Contract owner charges	(365,027)	(668)	(166,432)	(5,685)	(799,087)	(2,091)	(360,077)
Net change in net assets
from contract transactions	1,467,185	209,812	4,166,860	236,959	(4,263,293)	(152,722)	17,478,928

Net change in net assets	8,832,423	248,342	4,915,811	269,633	(1,426,414)	(112,199)	28,413,933

Net assets beginning of year	21,556,219	58,188	16,027,286	415,972	83,516,165	950,562	14,544,176

Net assets end of year	$30,388,642	$306,530	$20,943,097	$685,605	$82,089,751	$838,363	$42,958,109

Contract unit transactions
Units outstanding at beginning of year	1,892,993	4,860	1,661,932	41,953	6,322,701	55,499	1,538,020
Units issued	654,857	14,005	967,105	32,806	730,085	1,320	2,208,086
Units redeemed	(565,738)	(45)	(540,783)	(8,956)	(1,052,563)	(10,324)	(733,638)
Units outstanding at end of year	1,982,112	18,820	2,088,254	65,803	6,000,223	46,495	3,012,468
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$10,013,504	$220,654	$10,032,349	$351,679	$9,624,525	$22,902	$26,500,917
Proceeds from sales	$7,978,354	$1,326	$5,500,021	$94,942	$14,984,049	$179,786	$9,426,066

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Operations
Net investment income (loss)	$(840)	$(1,454,631)	$(1,282)	$(346,870)	$(1,008)	$(956,157)	$(5,209)
Net realized gain (loss) on investments in Funds	(5,428)	4,463,905	(3,862)	674,484	2,151	2,392,821	113,411
Net change in unrealized appreciation
(depreciation) on investments in Funds	82,654	27,960,904	72,309	(373,233)	1,585	7,905,624	18,640
Net change in net assets
from operations	76,386	30,970,178	67,165	(45,619)	2,728	9,342,288	126,842

Contract transactions
Purchase payments	50,000	4,048,667	—	1,927,244	6,623	5,257,507	—
Surrenders and terminations	(891)	(8,437,139)	(1,865)	(1,381,374)	(5,004)	(3,208,741)	(473)
Transfers between Investment Divisions	96,213	11,384,689	98,909	(5,421,305)	(65,363)	(1,625,367)	(337,890)
Contract owner charges	(2,379)	(1,272,613)	(2,609)	(310,953)	(2,612)	(913,705)	(9,574)
Net change in net assets
from contract transactions	142,943	5,723,604	94,435	(5,186,388)	(66,356)	(490,306)	(347,937)

Net change in net assets	219,329	36,693,782	161,600	(5,232,007)	(63,628)	8,851,982	(221,095)

Net assets beginning of year	98,294	81,894,168	201,242	27,649,041	220,265	68,916,001	930,591

Net assets end of year	$317,623	$118,587,950	$362,842	$22,417,034	$156,637	$77,767,983	$709,496

Contract unit transactions
Units outstanding at beginning of year	7,633	2,061,332	3,734	1,967,053	16,091	2,391,039	24,254
Units issued	12,806	643,124	3,797	447,826	6,276	590,263	18,103
Units redeemed	(4,130)	(520,984)	(2,710)	(825,255)	(10,674)	(618,082)	(26,237)
Units outstanding at end of year	16,309	2,183,472	4,821	1,589,624	11,693	2,363,220	16,120
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$209,575	$30,430,914	$259,870	$6,285,728	$94,242	$17,938,984	$699,985
Proceeds from sales	$67,472	$26,161,941	$166,717	$11,818,986	$161,606	$19,385,448	$1,053,132

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(905,025)	$(2,877)	$(2,305,980)	$(16,363)	$(1,539,097)	$(2,039)	$(4,184,578)
Net realized gain (loss) on investments in Funds	(603,731)	(10,261)	20,629,158	68,287	3,336,626	(2,159)	16,677,189
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,380,922	67,497	(24,024,895)	(68,115)	11,927,177	65,419	(12,885,324)
Net change in net assets
from operations	4,872,166	54,359	(5,701,717)	(16,191)	13,724,706	61,221	(392,713)

Contract transactions
Purchase payments	2,087,748	8,596	6,390,019	126,029	3,281,583	3,630	9,156,343
Surrenders and terminations	(4,225,769)	(1,717)	(11,936,727)	(230,903)	(9,135,035)	(4,355)	(25,465,248)
Transfers between Investment Divisions	728,975	79,427	(34,489,722)	3,803,239	(7,073,434)	(8,781)	(9,792,002)
Contract owner charges	(858,168)	(8,304)	(2,124,890)	(54,734)	(1,392,198)	(6,204)	(3,599,253)
Net change in net assets
from contract transactions	(2,267,214)	78,002	(42,161,320)	3,643,631	(14,319,084)	(15,710)	(29,700,160)

Net change in net assets	2,604,952	132,361	(47,863,037)	3,627,440	(594,378)	45,511	(30,092,873)

Net assets beginning of year	64,218,713	535,001	194,898,747	799,579	114,171,199	432,706	321,826,186

Net assets end of year	$66,823,665	$667,362	$147,035,710	$4,427,019	$113,576,821	$478,217	$291,733,313

Contract unit transactions
Units outstanding at beginning of year	6,586,611	47,026	4,430,759	13,214	5,867,457	16,422	6,561,160
Units issued	769,445	16,169	845,270	73,395	987,098	4,369	775,469
Units redeemed	(995,995)	(9,417)	(1,840,956)	(15,250)	(1,718,466)	(5,229)	(1,395,303)
Units outstanding at end of year	6,360,061	53,778	3,435,073	71,359	5,136,089	15,562	5,941,326
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,800,718	$191,238	$36,647,009	$4,572,990	$19,663,662	$125,051	$37,160,539
Proceeds from sales	$10,972,957	$116,113	$81,114,309	$945,721	$35,521,843	$142,800	$71,045,277

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Operations
Net investment income (loss)	$(5,310)	$(162,016)	$(842)	$(6,162,340)	$(8,001)	$(2,441,702)	$(11,826)
Net realized gain (loss) on investments in Funds	36,441	348,551	6,086	35,967,478	109,341	(127,148)	5,350
Net change in unrealized appreciation
(depreciation) on investments in Funds	(15,701)	1,951,392	28,894	153,242,609	607,209	27,964,822	401,486
Net change in net assets
from operations	15,430	2,137,927	34,138	183,047,747	708,549	25,395,972	395,010

Contract transactions
Purchase payments	106,130	817,390	15,750	15,713,969	274,590	4,831,548	9,137
Surrenders and terminations	(9,994)	(654,378)	(2,375)	(31,732,414)	(19,296)	(12,157,191)	(47,450)
Transfers between Investment Divisions	(195,624)	297,594	(25,770)	16,502,424	119,796	(5,151,729)	(91,466)
Contract owner charges	(14,885)	(149,009)	(3,090)	(5,368,605)	(18,733)	(2,172,622)	(40,040)
Net change in net assets
from contract transactions	(114,373)	311,597	(15,485)	(4,884,626)	356,357	(14,649,994)	(169,819)

Net change in net assets	(98,943)	2,449,524	18,653	178,163,121	1,064,906	10,745,978	225,191

Net assets beginning of year	1,076,029	11,651,190	187,301	327,781,276	1,102,127	169,688,710	2,359,195

Net assets end of year	$977,086	$14,100,714	$205,954	$505,944,397	$2,167,033	$180,434,688	$2,584,386

Contract unit transactions
Units outstanding at beginning of year	16,077	840,567	12,641	10,638,173	25,334	8,282,534	86,982
Units issued	8,526	285,978	3,277	2,191,052	18,891	982,176	8,945
Units redeemed	(10,214)	(267,896)	(4,330)	(2,321,887)	(12,207)	(1,648,743)	(14,499)
Units outstanding at end of year	14,389	858,649	11,588	10,507,338	32,018	7,615,967	81,428
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$547,433	$4,222,617	$53,769	$89,007,879	$1,071,499	$21,935,642	$263,787
Proceeds from sales	$667,117	$4,073,036	$70,096	$100,054,845	$723,144	$39,027,338	$445,433

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(166,820)	$(1,168)	$(5,814,954)	$(20,851)	$(213,821)	$(1,838)	$(3,441,744)
Net realized gain (loss) on investments in Funds	157,912	11,317	19,202,353	241,285	(249,403)	(11,508)	10,177,152
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,330,400	23,803	154,632,611	1,491,205	1,953,664	51,658	26,377,534
Net change in net assets
from operations	1,321,492	33,952	168,020,010	1,711,639	1,490,440	38,312	33,112,942

Contract transactions
Purchase payments	783,954	—	24,574,139	196,816	928,695	14,505	9,257,826
Surrenders and terminations	(866,478)	(4,188)	(26,009,088)	(101,218)	(724,953)	(26,698)	(18,154,611)
Transfers between Investment Divisions	(966,427)	(80,629)	43,070,633	166,291	(566,032)	(19,452)	2,899,221
Contract owner charges	(159,432)	(3,202)	(5,418,629)	(48,501)	(178,552)	(5,571)	(2,877,975)
Net change in net assets
from contract transactions	(1,208,383)	(88,019)	36,217,055	213,388	(540,842)	(37,216)	(8,875,539)

Net change in net assets	113,109	(54,067)	204,237,065	1,925,027	949,598	1,096	24,237,403

Net assets beginning of year	11,951,842	244,823	311,335,739	2,854,377	15,897,389	380,295	238,826,325

Net assets end of year	$12,064,951	$190,756	$515,572,804	$4,779,404	$16,846,987	$381,391	$263,063,728

Contract unit transactions
Units outstanding at beginning of year	894,626	17,183	6,374,187	54,104	1,420,457	32,635	5,519,730
Units issued	387,563	5,841	1,809,477	30,496	339,369	6,201	709,838
Units redeemed	(480,310)	(11,272)	(1,251,370)	(26,759)	(385,646)	(9,239)	(914,114)
Units outstanding at end of year	801,879	11,752	6,932,294	57,841	1,374,180	29,597	5,315,454
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,455,862	$83,471	$115,468,389	$2,078,286	$3,801,150	$73,624	$32,843,293
Proceeds from sales	$6,831,065	$172,658	$85,066,287	$1,885,749	$4,555,814	$112,678	$45,160,577

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$(12,633)	$(13,870,969)	$(2,512,906)	$(11,369)	$(5,846,489)	$(8,873)	$(403,547)
Net realized gain (loss) on investments in Funds	45,883	48,147,766	5,231,731	46,334	3,671,753	21,689	(24,474)
Net change in unrealized appreciation
(depreciation) on investments in Funds	355,094	181,391,444	21,121,859	290,288	89,789,975	399,056	(2,679,459)
Net change in net assets
from operations	388,344	215,668,241	23,840,684	325,253	87,615,239	411,872	(3,107,480)

Contract transactions
Purchase payments	18,000	64,033,321	6,848,547	43,000	5,558,707	34,852	1,585,672
Surrenders and terminations	(17,619)	(66,621,927)	(12,831,154)	(23,714)	(32,060,208)	(52,012)	(2,622,752)
Transfers between Investment Divisions	68,963	15,395,346	3,297,951	(6,753)	(5,041,313)	(156,055)	(5,640,816)
Contract owner charges	(31,131)	(11,977,610)	(2,169,691)	(30,921)	(5,322,249)	(21,137)	(343,888)
Net change in net assets
from contract transactions	38,213	829,130	(4,854,347)	(18,388)	(36,865,063)	(194,352)	(7,021,784)

Net change in net assets	426,557	216,497,371	18,986,337	306,865	50,750,176	217,520	(10,129,264)

Net assets beginning of year	2,432,925	905,280,422	175,540,739	2,099,108	382,430,198	1,740,135	35,500,351

Net assets end of year	$2,859,482	$1,121,777,793	$194,527,076	$2,405,973	$433,180,374	$1,957,655	$25,371,087

Contract unit transactions
Units outstanding at beginning of year	43,416	26,985,175	4,854,766	43,954	25,995,752	110,800	1,808,854
Units issued	9,740	4,710,413	846,587	12,159	1,959,234	26,445	571,193
Units redeemed	(8,956)	(4,765,163)	(983,178)	(12,526)	(4,211,023)	(37,950)	(962,157)
Units outstanding at end of year	44,200	26,930,425	4,718,175	43,587	23,743,963	99,295	1,417,890
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$579,544	$179,903,636	$32,077,694	$595,716	$32,296,056	$480,169	$10,510,831
Proceeds from sales	$553,964	$192,945,475	$39,444,946	$625,473	$75,007,608	$683,394	$17,936,162

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(1,561)	$(173,873)	$(1,803)	$(2,044,953)	$(4,727)	$(6,102)	$(282,312)
Net realized gain (loss) on investments in Funds	(2,085)	263,244	4,296	6,040,288	12,895	528	459,022
Net change in unrealized appreciation
(depreciation) on investments in Funds	(23,286)	2,830,018	79,928	10,645,363	109,024	292,895	4,505,638
Net change in net assets
from operations	(26,932)	2,919,389	82,421	14,640,698	117,192	287,321	4,682,348

Contract transactions
Purchase payments	—	984,057	31,500	4,574,106	52,217	30,509	2,265,481
Surrenders and terminations	(4,007)	(282,267)	—	(10,478,252)	(68,159)	(17,730)	(1,849,406)
Transfers between Investment Divisions	(59,335)	(541,079)	(28,442)	(571,097)	44,366	697,719	4,011,377
Contract owner charges	(2,742)	(107,865)	(4,350)	(1,868,737)	(13,592)	(127)	(249,475)
Net change in net assets
from contract transactions	(66,084)	52,846	(1,292)	(8,343,980)	14,832	710,371	4,177,977

Net change in net assets	(93,016)	2,972,235	81,129	6,296,718	132,024	997,692	8,860,325

Net assets beginning of year	374,298	13,250,988	343,091	141,577,221	907,545	311,517	17,263,881

Net assets end of year	$281,282	$16,223,223	$424,220	$147,873,939	$1,039,569	$1,309,209	$26,124,206

Contract unit transactions
Units outstanding at beginning of year	17,920	463,416	9,129	4,645,395	23,304	39,966	1,047,536
Units issued	5,004	92,349	3,257	595,757	3,944	85,953	471,168
Units redeemed	(8,328)	(91,732)	(3,185)	(858,846)	(3,370)	(5,624)	(244,654)
Units outstanding at end of year	14,596	464,033	9,201	4,382,306	23,878	120,295	1,274,050
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$94,403	$2,812,176	$134,061	$18,567,897	$151,956	$764,936	$8,729,605
Proceeds from sales	$162,048	$2,933,202	$137,156	$28,956,830	$141,851	$60,667	$4,833,940

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(3,496)	$(140,337)	$637	$(34,113)	$(16,236)	$(600,137)	$(1,536)
Net realized gain (loss) on investments in Funds	10,990	1,077,411	21,442	156,273	16,946	2,861	416
Net change in unrealized appreciation
(depreciation) on investments in Funds	168,030	6,387,654	76,295	(364,939)	81,335	4,261,428	32,361
Net change in net assets
from operations	175,524	7,324,728	98,374	(242,779)	82,045	3,664,152	31,241

Contract transactions
Purchase payments	—	3,887,870	—	277,959	125,233	2,266,910	30,109
Surrenders and terminations	(7,234)	(1,121,728)	(2,856)	(414,538)	(630,940)	(3,491,485)	(18,691)
Transfers between Investment Divisions	(38,475)	13,641,142	94,666	(568,049)	1,061,714	75,581	8,460
Contract owner charges	(12,227)	(359,986)	(3,906)	(2,009)	(432)	(453,377)	(5,017)
Net change in net assets
from contract transactions	(57,936)	16,047,298	87,904	(706,637)	555,575	(1,602,371)	14,861

Net change in net assets	117,588	23,372,026	186,278	(949,416)	637,620	2,061,781	46,102

Net assets beginning of year	728,872	19,351,705	223,780	4,080,869	714,274	45,392,324	319,317

Net assets end of year	$846,460	$42,723,731	$410,058	$3,131,453	$1,351,894	$47,454,105	$365,419

Contract unit transactions
Units outstanding at beginning of year	41,330	1,346,248	14,819	421,286	77,475	4,043,129	24,822
Units issued	3,579	1,421,492	23,867	93,309	230,612	627,939	3,913
Units redeemed	(6,779)	(474,193)	(17,995)	(168,887)	(176,893)	(775,635)	(2,875)
Units outstanding at end of year	38,130	2,293,547	20,691	345,708	131,194	3,895,433	25,860
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$71,688	$25,756,319	$431,312	$879,203	$2,298,365	$7,258,829	$52,700
Proceeds from sales	$133,120	$8,303,468	$327,714	$1,619,953	$1,759,026	$9,461,337	$39,376

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(1,123,308)	$(11,644)	$(619,265)	$(5,839)	$(502,166)	$(2,840)	$(1,109,247)
Net realized gain (loss) on investments in Funds	3,300,771	37,459	69,796	128	(659,726)	(2,208)	(693,670)
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,938,547	229,393	3,753,528	90,387	3,429,234	39,907	3,716,182
Net change in net assets
from operations	7,116,010	255,208	3,204,059	84,676	2,267,342	34,859	1,913,265

Contract transactions
Purchase payments	8,488,078	115,204	2,676,193	—	2,101,894	—	2,266,694
Surrenders and terminations	(6,593,053)	(42,192)	(3,366,304)	(27,699)	(2,633,612)	(9,578)	(7,451,653)
Transfers between Investment Divisions	(3,617,043)	656,598	2,285,055	84,675	1,101,983	90,863	(1,602,369)
Contract owner charges	(902,904)	(13,747)	(449,183)	(11,808)	(375,200)	(6,692)	(929,454)
Net change in net assets
from contract transactions	(2,624,922)	715,863	1,145,761	45,168	195,065	74,593	(7,716,782)

Net change in net assets	4,491,088	971,071	4,349,820	129,844	2,462,407	109,452	(5,803,517)

Net assets beginning of year	84,740,327	1,915,179	45,664,628	1,023,179	36,077,059	433,274	82,460,776

Net assets end of year	$89,231,415	$2,886,250	$50,014,448	$1,153,023	$38,539,466	$542,726	$76,657,259

Contract unit transactions
Units outstanding at beginning of year	2,686,117	60,229	4,584,127	97,064	3,250,758	35,855	5,814,575
Units issued	1,032,140	37,567	1,077,693	20,439	594,487	7,455	909,365
Units redeemed	(1,124,405)	(16,969)	(966,543)	(16,427)	(575,955)	(1,351)	(1,453,844)
Units outstanding at end of year	2,593,852	80,827	4,695,277	101,076	3,269,290	41,959	5,270,096
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$33,249,991	$1,242,886	$10,970,066	$222,199	$6,738,870	$91,402	$13,139,075
Proceeds from sales	$36,998,221	$538,667	$10,443,570	$182,871	$7,045,971	$19,649	$21,965,105

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(4,458)	$(1,137,010)	$(8,077)	$(1,160,519)	$(2,310)	$(612,404)	$(2,010)
Net realized gain (loss) on investments in Funds	(6,620)	1,147,289	(19,411)	572,709	662	(569,974)	(1,860)
Net change in unrealized appreciation
(depreciation) on investments in Funds	44,930	9,396,184	239,898	9,573,284	60,474	3,539,682	28,363
Net change in net assets
from operations	33,852	9,406,463	212,410	8,985,474	58,826	2,357,304	24,493

Contract transactions
Purchase payments	64,704	2,557,602	—	2,457,434	25,199	1,505,467	41,711
Surrenders and terminations	(91,358)	(8,172,122)	(39,760)	(8,365,217)	(5,646)	(3,486,669)	(16,558)
Transfers between Investment Divisions	114,710	(3,410,195)	(3,479,658)	143,006	(65,188)	1,940,923	22,229
Contract owner charges	(11,154)	(821,304)	(23,413)	(865,945)	(4,542)	(486,092)	(4,752)
Net change in net assets
from contract transactions	76,902	(9,846,019)	(3,542,831)	(6,630,722)	(50,177)	(526,371)	42,630

Net change in net assets	110,754	(439,556)	(3,330,421)	2,354,752	8,649	1,830,933	67,123

Net assets beginning of year	834,456	88,734,415	4,052,548	83,745,402	506,360	45,819,716	365,562

Net assets end of year	$945,210	$88,294,859	$722,127	$86,100,154	$515,009	$47,650,649	$432,685

Contract unit transactions
Units outstanding at beginning of year	47,983	7,773,920	362,270	3,806,403	16,539	2,863,172	28,809
Units issued	12,203	1,249,322	1,314	495,701	3,340	395,946	5,934
Units redeemed	(7,682)	(2,103,403)	(306,647)	(786,677)	(4,914)	(427,375)	(3,683)
Units outstanding at end of year	52,504	6,919,839	56,937	3,515,427	14,965	2,831,743	31,060
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$211,296	$15,418,873	$18,508	$11,482,012	$107,191	$6,388,382	$88,268
Proceeds from sales	$138,852	$26,401,902	$3,569,416	$19,273,253	$159,678	$7,527,157	$47,648

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(316,241)	$(1,598)	$(2,452,732)	$(727)	$(345,472)	$(374)	$(9,479,692)
Net realized gain (loss) on investments in Funds	178,243	7,680	9,073,179	12,942	467,259	18	19,082,088
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,474,938	53,959	9,030,058	3,343	4,316,534	14,190	104,761,096
Net change in net assets
from operations	3,336,940	60,041	15,650,505	15,558	4,438,321	13,834	114,363,492

Contract transactions
Purchase payments	591,969	8,177	979,861	—	1,384,447	—	48,669,938
Surrenders and terminations	(2,005,607)	(11,780)	(17,393,084)	(64,976)	(1,704,803)	—	(43,705,718)
Transfers between Investment Divisions	(1,090,485)	(1,922)	(2,202,351)	—	(530,691)	105	30,435,226
Contract owner charges	(268,452)	(5,414)	(1,412,770)	(931)	(122,065)	(466)	(7,608,802)
Net change in net assets
from contract transactions	(2,772,575)	(10,939)	(20,028,344)	(65,907)	(973,112)	(361)	27,790,644

Net change in net assets	564,365	49,102	(4,377,839)	(50,349)	3,465,209	13,473	142,154,136

Net assets beginning of year	23,091,046	341,968	166,673,275	134,594	28,135,411	80,422	666,960,287

Net assets end of year	$23,655,411	$391,070	$162,295,436	$84,245	$31,600,620	$93,895	$809,114,423

Contract unit transactions
Units outstanding at beginning of year	1,201,216	14,065	6,090,077	3,801	2,197,174	5,812	32,550,844
Units issued	186,046	3,282	247,276	—	309,663	7	5,927,268
Units redeemed	(320,873)	(3,549)	(965,458)	(1,608)	(376,053)	(32)	(4,699,818)
Units outstanding at end of year	1,066,389	13,798	5,371,895	2,193	2,130,784	5,787	33,778,294
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,752,326	$82,037	$7,014,415	$—	$4,269,986	$105	$131,460,607
Proceeds from sales	$6,841,142	$94,575	$29,495,491	$66,635	$5,588,570	$840	$113,149,654

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Operations
Net investment income (loss)	$(35,546)	$(8,297,395)	$(24,638)	$(5,093,502)	$(13,343)	$(932,429)	$(16,174)
Net realized gain (loss) on investments in Funds	176,161	19,571,169	32,207	13,626,618	25,970	(60,954)	3,913
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,080,834	206,705,317	1,956,303	49,858,445	526,809	3,314,255	176,310
Net change in net assets
from operations	1,221,449	217,979,091	1,963,872	58,391,561	539,436	2,320,872	164,049

Contract transactions
Purchase payments	876,166	15,811,925	121,367	12,072,048	68,640	1,812,529	14,788
Surrenders and terminations	(445,973)	(44,543,860)	(72,602)	(24,230,759)	(95,703)	(7,536,364)	(24,732)
Transfers between Investment Divisions	(103,880)	5,107,515	690,470	(3,633,048)	76,828	(6,347,770)	(1,360,018)
Contract owner charges	(80,131)	(7,684,228)	(57,543)	(5,132,361)	(25,810)	(778,004)	(4,724)
Net change in net assets
from contract transactions	246,182	(31,308,648)	681,692	(20,924,120)	23,955	(12,849,609)	(1,374,686)

Net change in net assets	1,467,631	186,670,443	2,645,564	37,467,441	563,391	(10,528,737)	(1,210,637)

Net assets beginning of year	6,463,523	483,249,867	3,716,343	331,897,250	2,712,013	76,556,219	3,865,104

Net assets end of year	$7,931,154	$669,920,310	$6,361,907	$369,364,691	$3,275,404	$66,027,482	$2,654,467

Contract unit transactions
Units outstanding at beginning of year	294,192	5,807,067	31,093	2,436,237	13,623	7,633,998	314,919
Units issued	71,798	765,311	10,919	229,081	1,943	1,173,541	28,810
Units redeemed	(60,160)	(1,064,629)	(5,865)	(374,167)	(1,845)	(2,454,245)	(136,907)
Units outstanding at end of year	305,830	5,507,749	36,147	2,291,151	13,721	6,353,294	206,822
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,694,164	$80,339,251	$1,617,104	$34,612,972	$405,317	$12,363,130	$362,409
Proceeds from sales	$1,483,527	$119,945,294	$960,050	$60,630,594	$394,705	$26,145,168	$1,753,269

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(153,769)	$(280)	$(3,793,880)	$(15,900)	$(2,009,643)	$(30,757)	$(519,434)
Net realized gain (loss) on investments in Funds	(24,542)	(681)	8,170,997	245,362	(504,038)	(4,606)	45,346
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,629,037	8,606	22,040,419	167,826	19,968,573	830,651	3,851,757
Net change in net assets
from operations	1,450,726	7,645	26,417,536	397,288	17,454,892	795,288	3,377,669

Contract transactions
Purchase payments	1,153,656	4,309	8,998,362	40,018	6,387,913	269,625	2,596,280
Surrenders and terminations	(1,077,852)	(210)	(15,587,825)	(83,285)	(11,239,901)	(107,526)	(2,611,152)
Transfers between Investment Divisions	1,538,052	15,490	3,229,772	(1,330,459)	(2,218,794)	308,776	(402,193)
Contract owner charges	(109,898)	(739)	(3,126,096)	(31,393)	(1,896,896)	(63,426)	(366,497)
Net change in net assets
from contract transactions	1,503,958	18,850	(6,485,787)	(1,405,119)	(8,967,678)	407,449	(783,562)

Net change in net assets	2,954,684	26,495	19,931,749	(1,007,831)	8,487,214	1,202,737	2,594,107

Net assets beginning of year	11,340,690	54,971	256,681,471	4,443,779	142,177,349	5,418,340	39,805,560

Net assets end of year	$14,295,374	$81,466	$276,613,220	$3,435,948	$150,664,563	$6,621,077	$42,399,667

Contract unit transactions
Units outstanding at beginning of year	1,117,347	5,108	6,188,259	78,525	11,890,200	422,848	3,754,426
Units issued	419,558	2,506	902,985	11,086	1,152,747	49,304	546,695
Units redeemed	(281,823)	(942)	(1,054,910)	(35,228)	(1,867,302)	(19,361)	(619,512)
Units outstanding at end of year	1,255,082	6,672	6,036,334	54,383	11,175,645	452,791	3,681,609
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,533,850	$29,097	$38,201,861	$624,686	$14,634,759	$666,365	$5,916,551
Proceeds from sales	$3,183,661	$10,527	$48,481,529	$2,045,705	$25,612,081	$289,674	$7,219,548

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(6,991)	$(780,977)	$(22,385)	$(1,711)	$(815,317)	$(3,730)	$(37,542)
Net realized gain (loss) on investments in Funds	4,882	274,590	11,338	(9,796)	6,986,193	96,699	34,362
Net change in unrealized appreciation
(depreciation) on investments in Funds	150,241	6,659,583	583,854	(42,508)	2,016,427	29,481	150,506
Net change in net assets
from operations	148,132	6,153,196	572,807	(54,015)	8,187,303	122,450	147,326

Contract transactions
Purchase payments	—	3,114,968	—	—	5,336,300	34,860	367,918
Surrenders and terminations	(27,335)	(3,000,742)	(139,653)	(36,609)	(2,722,956)	(25,405)	(167,784)
Transfers between Investment Divisions	31,128	(787,385)	71,384	200,870	1,538,219	44,015	(521,964)
Contract owner charges	(5,632)	(652,671)	(65,123)	(9)	(667,263)	(11,889)	(29,011)
Net change in net assets
from contract transactions	(1,839)	(1,325,830)	(133,392)	164,252	3,484,300	41,581	(350,841)

Net change in net assets	146,293	4,827,366	439,415	110,237	11,671,603	164,031	(203,515)

Net assets beginning of year	1,484,764	57,704,692	4,727,648	90,861	53,841,698	736,308	3,194,208

Net assets end of year	$1,631,057	$62,532,058	$5,167,063	$201,098	$65,513,301	$900,339	$2,990,693

Contract unit transactions
Units outstanding at beginning of year	131,144	5,126,891	392,396	8,783	3,055,492	37,423	275,354
Units issued	7,929	642,786	5,788	20,164	728,036	12,178	80,846
Units redeemed	(8,172)	(759,679)	(15,927)	(5,029)	(546,302)	(10,283)	(111,252)
Units outstanding at end of year	130,901	5,009,998	382,257	23,918	3,237,226	39,318	244,948
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$92,111	$7,599,168	$72,433	$206,830	$22,778,263	$384,147	$943,231
Proceeds from sales	$100,940	$9,705,976	$228,210	$44,289	$11,330,426	$226,833	$1,331,614

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(36)	$(349,356)	$(226)	$(670,202)	$(1,228)	$(7,259,726)	$(13,049)
Net realized gain (loss) on investments in Funds	(34)	(1,829,583)	(248)	(1,873,273)	(5,074)	15,215,859	95,741
Net change in unrealized appreciation
(depreciation) on investments in Funds	542	3,948,823	4,605	7,578,297	53,041	50,454,578	249,390
Net change in net assets
from operations	472	1,769,884	4,131	5,034,822	46,739	58,410,711	332,082

Contract transactions
Purchase payments	—	438,990	—	685,777	—	26,682,563	475,666
Surrenders and terminations	—	(2,828,517)	(486)	(4,017,580)	(7,028)	(38,521,090)	(655,718)
Transfers between Investment Divisions	(855)	(877,868)	1,716	(545,796)	4,605	(4,336,497)	354,017
Contract owner charges	(162)	(235,224)	(735)	(580,463)	(6,960)	(6,050,010)	(28,394)
Net change in net assets
from contract transactions	(1,017)	(3,502,619)	495	(4,458,062)	(9,383)	(22,225,034)	145,571

Net change in net assets	(545)	(1,732,735)	4,626	576,760	37,356	36,185,677	477,653

Net assets beginning of year	8,556	27,756,048	48,228	47,157,854	370,674	520,355,719	2,104,930

Net assets end of year	$8,011	$26,023,313	$52,854	$47,734,614	$408,030	$556,541,396	$2,582,583

Contract unit transactions
Units outstanding at beginning of year	694	2,982,192	4,460	2,218,488	11,372	8,950,248	25,605
Units issued	—	246,105	189	151,875	147	859,566	9,947
Units redeemed	(83)	(615,475)	(146)	(351,256)	(427)	(1,232,488)	(7,564)
Units outstanding at end of year	611	2,612,822	4,503	2,019,107	11,092	8,577,326	27,988
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$2,346,165	$2,113	$3,419,485	$5,587	$53,124,605	$877,756
Proceeds from sales	$1,054	$6,198,140	$1,844	$8,547,749	$16,198	$82,609,365	$745,233

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(826,144)	$(8,666)	$(670,848)	$(358)	$4,029,124	$92,122	$(778,969)
Net realized gain (loss) on investments in Funds	2,837,554	88,727	(804,339)	(5,951)	—	—	2,017,440
Net change in unrealized appreciation
(depreciation) on investments in Funds	733,513	8,080	5,056,699	11,834	—	—	2,599,748
Net change in net assets
from operations	2,744,923	88,141	3,581,512	5,525	4,029,124	92,122	3,838,219

Contract transactions
Purchase payments	1,658,968	125,633	646,199	—	22,322,034	1,179,082	1,919,853
Surrenders and terminations	(3,110,717)	(64,667)	(4,208,525)	(1,926)	(46,275,587)	(144,475)	(3,476,859)
Transfers between Investment Divisions	(4,157,031)	(130,767)	2,892,542	(24,251)	4,186,196	256,186	(786,685)
Contract owner charges	(760,674)	(16,432)	(586,680)	(501)	(1,323,133)	(16,125)	(681,345)
Net change in net assets
from contract transactions	(6,369,454)	(86,233)	(1,256,464)	(26,678)	(21,090,490)	1,274,668	(3,025,036)

Net change in net assets	(3,624,531)	1,908	2,325,048	(21,153)	(17,061,366)	1,366,790	813,183

Net assets beginning of year	61,568,055	1,519,901	46,478,451	82,495	140,715,803	1,828,058	53,395,927

Net assets end of year	$57,943,524	$1,521,809	$48,803,499	$61,342	$123,654,437	$3,194,848	$54,209,110

Contract unit transactions
Units outstanding at beginning of year	4,155,011	96,377	3,010,110	4,407	11,960,226	115,671	1,089,265
Units issued	617,570	22,821	372,506	540	8,063,161	280,015	137,010
Units redeemed	(1,051,933)	(28,416)	(454,173)	(1,983)	(9,884,693)	(194,001)	(198,359)
Units outstanding at end of year	3,720,648	90,782	2,928,443	2,964	10,138,694	201,685	1,027,916
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,168,565	$364,216	$5,874,310	$10,499	$100,568,993	$4,539,014	$6,760,795
Proceeds from sales	$16,364,163	$459,115	$7,801,622	$37,535	$117,630,359	$3,172,224	$10,564,800

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(303)
Net realized gain (loss) on investments in Funds	5,599
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,668
Net change in net assets
from operations	10,964

Contract transactions
Purchase payments	50,000
Transfers between Investment Divisions	(5,469)
Contract owner charges	(385)
Net change in net assets
from contract transactions	44,146

Net change in net assets	55,110

Net assets beginning of year	—

Net assets end of year	$55,110

Contract unit transactions
Units outstanding at beginning of year	—
Units issued	1,888
Units redeemed	(1,058)
Units outstanding at end of year	830
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$112,835
Proceeds from sales	$68,992

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,283,358)	$(1,001)	$(489)	$(569,420)	$(296)	$(13)	$(2,603,556)
Net realized gain (loss) on investments in Funds	4,043,697	193	(155)	132,385	(346)	2	4,444,892
Net change in unrealized appreciation
(depreciation) on investments in Funds	(26,430,590)	(52,225)	(11,977)	(7,282,979)	(7,358)	1,804	(42,063,096)
Net change in net assets
from operations	(23,670,251)	(53,033)	(12,621)	(7,720,014)	(8,000)	1,793	(40,221,760)

Contract transactions
Purchase payments	7,544,668	5,100	160,525	3,368,437	96,514	—	5,354,257
Surrenders and terminations	(5,464,884)	—	(738)	(4,762,720)	(3,561)	—	(11,675,890)
Transfers between Investment Divisions	(5,816,497)	(8,006)	27,965	(1,158,781)	(1)	16,157	64,278,143
Contract owner charges	(1,138,156)	(3,632)	—	(240,598)	—	—	(2,236,858)
Net change in net assets
from contract transactions	(4,874,869)	(6,538)	187,752	(2,793,662)	92,952	16,157	55,719,652

Net change in net assets	(28,545,120)	(59,571)	175,131	(10,513,676)	84,952	17,950	15,497,892

Net assets beginning of year	114,647,291	269,435	—	54,963,164	—	—	174,615,503

Net assets end of year	$86,102,171	$209,864	$175,131	$44,449,488	$84,952	$17,950	$190,113,395

Contract unit transactions
Units outstanding at beginning of year	5,501,017	13,808	-	4,134,767	-	-	8,284,673
Units issued	719,654	372	22,002	643,257	7,138	2,504	4,605,620
Units redeemed	(991,397)	(749)	(236)	(875,354)	(288)	—	(1,580,514)
Units outstanding at end of year	5,229,274	13,431	21,766	3,902,670	6,850	2,504	11,309,779

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,284)	$6,942	$103,277	$3,022	$73,412	$—	$81,077
Net realized gain (loss) on investments in Funds	477	1,242	2,411,002	15,469	853,083	—	1,647,734
Net change in unrealized appreciation
(depreciation) on investments in Funds	(51,081)	(14,313)	(9,297,354)	(61,034)	(3,757,242)	—	(6,805,995)
Net change in net assets
from operations	(51,888)	(6,129)	(6,783,075)	(42,543)	(2,830,747)	—	(5,077,184)

Contract transactions
Purchase payments	—	275,326	1,991,237	25,000	2,604,948	—	3,136,823
Surrenders and terminations	—	(2,563)	(1,417,835)	—	(791,895)	—	(1,801,136)
Transfers between Investment Divisions	120,839	2,551	(554,106)	(5,240)	(758,518)	—	(611,929)
Contract owner charges	(2,301)	—	(138,424)	(3,909)	(51,499)	—	(120,019)
Net change in net assets
from contract transactions	118,538	275,314	(119,128)	15,851	1,003,036	—	603,739

Net change in net assets	66,650	269,185	(6,902,203)	(26,692)	(1,827,711)	—	(4,473,445)

Net assets beginning of year	227,079	—	41,382,227	261,158	19,348,673	—	32,987,747

Net assets end of year	$293,729	$269,185	$34,480,024	$234,466	$17,520,962	$—	$28,514,302

Contract unit transactions
Units outstanding at beginning of year	11,491	-	1,894,090	12,627	1,246,127	-	1,759,078
Units issued	6,260	33,617	207,228	1,308	326,405	—	287,220
Units redeemed	(139)	(633)	(212,937)	(507)	(256,060)	—	(245,583)
Units outstanding at end of year	17,612	32,984	1,888,381	13,428	1,316,472	—	1,800,715

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$22,270	$(471)	$(1,691,238)	$(570)	$(3,356,400)	$(784)	$(163,311)
Net realized gain (loss) on investments in Funds	81,244	(276)	2,207,739	89	7,764,641	81	(48,864)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(384,915)	(6,396)	(22,577,764)	(17,345)	(52,404,133)	(24,418)	(1,696,978)
Net change in net assets
from operations	(281,401)	(7,143)	(22,061,263)	(17,826)	(47,995,892)	(25,121)	(1,909,153)

Contract transactions
Purchase payments	—	193,568	8,576,856	47,511	6,778,479	—	1,027,994
Surrenders and terminations	(58,005)	(2,965)	(9,915,310)	—	(20,219,466)	—	(1,239,413)
Transfers between Investment Divisions	716	1,073	(936,626)	1,599	(6,414,912)	(1,157)	(268,838)
Contract owner charges	(25,576)	—	(1,335,782)	(405)	(2,603,508)	(786)	(49,842)
Net change in net assets
from contract transactions	(82,865)	191,676	(3,610,862)	48,705	(22,459,407)	(1,943)	(530,099)

Net change in net assets	(364,266)	184,533	(25,672,125)	30,879	(70,455,299)	(27,064)	(2,439,252)

Net assets beginning of year	1,968,972	—	140,184,285	129,383	290,569,462	157,605	16,123,818

Net assets end of year	$1,604,706	$184,533	$114,512,160	$160,262	$220,114,163	$130,541	$13,684,566

Contract unit transactions
Units outstanding at beginning of year	95,628	-	8,739,794	7,539	14,690,757	7,456	1,446,761
Units issued	46	22,878	1,158,665	3,307	1,062,649	39	382,031
Units redeemed	(4,575)	(753)	(1,425,700)	(27)	(2,359,297)	(155)	(439,189)
Units outstanding at end of year	91,099	22,125	8,472,759	10,819	13,394,109	7,340	1,389,603

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(933)	$(344,264)	$3,524	$(102,037)	$1,343	$(405,770)	$(5,490)
Net realized gain (loss) on investments in Funds	(651)	4,465,372	25,506	718,001	15,860	545,150	14,366
Net change in unrealized appreciation
(depreciation) on investments in Funds	(22,810)	(23,950,011)	(150,725)	(14,805,638)	(37,949)	(5,910,745)	(185,712)
Net change in net assets
from operations	(24,394)	(19,828,903)	(121,695)	(14,189,674)	(20,746)	(5,771,365)	(176,836)

Contract transactions
Purchase payments	—	1,284,177	30,076	1,563,921	55,021	5,787,630	380,027
Surrenders and terminations	—	(4,191,128)	(853)	(1,724,122)	—	(795,020)	(17,989)
Transfers between Investment Divisions	(3,435)	(2,814,262)	(6,773)	(1,369,931)	4,243	2,454,068	(38,707)
Contract owner charges	(3,000)	(710,603)	(6,615)	(383,604)	(1,188)	(389,358)	(13,410)
Net change in net assets
from contract transactions	(6,435)	(6,431,816)	15,835	(1,913,736)	58,076	7,057,320	309,921

Net change in net assets	(30,829)	(26,260,719)	(105,860)	(16,103,410)	37,330	1,285,955	133,085

Net assets beginning of year	230,249	79,727,828	488,672	43,809,798	73,900	29,107,034	1,041,114

Net assets end of year	$199,420	$53,467,109	$382,812	$27,706,388	$111,230	$30,392,989	$1,174,199

Contract unit transactions
Units outstanding at beginning of year	19,392	5,328,381	26,065	2,825,033	4,564	1,461,699	49,423
Units issued	24	696,019	8,934	638,040	5,435	718,110	34,390
Units redeemed	(626)	(1,249,250)	(8,158)	(858,519)	(101)	(326,712)	(17,127)
Units outstanding at end of year	18,790	4,775,150	26,841	2,604,554	9,898	1,853,097	66,686

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A(a)
Operations
Net investment income (loss)	$(2,135,576)	$(7,349)	$(1,374,981)	$(996)	$(61,393)	$(392)	$(4,109)
Net realized gain (loss) on investments in Funds	1,938,109	(46,279)	1,377,378	(12,151)	1,112,688	(187)	1,015
Net change in unrealized appreciation
(depreciation) on investments in Funds	(64,639,123)	(559,241)	(15,442,871)	(13,410)	(3,870,982)	(10,174)	22,719
Net change in net assets
from operations	(64,836,590)	(612,869)	(15,440,474)	(26,557)	(2,819,687)	(10,753)	19,625

Contract transactions
Purchase payments	6,647,833	52,050	3,758,360	240,277	3,175,374	162,853	266,533
Surrenders and terminations	(8,370,021)	(8,547)	(5,298,250)	(14,250)	(446,645)	(2,307)	(1,842)
Transfers between Investment Divisions	(2,171,130)	(43,210)	(8,135,974)	(3,540)	(3,300,045)	40	649,729
Contract owner charges	(1,954,563)	(23,850)	(1,258,219)	(3,067)	(158,284)	—	(4,913)
Net change in net assets
from contract transactions	(5,847,881)	(23,557)	(10,934,083)	219,420	(729,600)	160,586	909,507

Net change in net assets	(70,684,471)	(636,426)	(26,374,557)	192,863	(3,549,287)	149,833	929,132

Net assets beginning of year	205,577,221	1,967,014	114,922,313	148,375	16,749,502	—	—

Net assets end of year	$134,892,750	$1,330,588	$88,547,756	$341,238	$13,200,215	$149,833	$929,132

Contract unit transactions
Units outstanding at beginning of year	2,235,263	15,221	3,982,662	3,968	837,458	-
Units issued	405,397	2,176	682,228	14,436	383,505	18,899	104,553
Units redeemed	(477,568)	(2,491)	(1,118,423)	(7,687)	(409,981)	(319)	(4,153)
Units outstanding at end of year	2,163,092	14,906	3,546,467	10,717	810,982	18,580	100,400

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/AB Sustainable Global Thematic Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Operations
Net investment income (loss)	$—	$(2,402,963)	$(2,913)	$(83,932)	$(538)	$(250,187)	$(1,660)
Net realized gain (loss) on investments in Funds	—	3,268,841	761	(217,207)	(2,831)	147,380	(79)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(29,476,141)	(59,662)	(546,700)	(10,275)	(1,649,618)	(23,104)
Net change in net assets
from operations	—	(28,610,263)	(61,814)	(847,839)	(13,644)	(1,752,425)	(24,843)

Contract transactions
Purchase payments	—	27,681,297	53,936	3,776,792	188,882	3,081,249	10,107
Surrenders and terminations	—	(11,375,627)	(8,085)	(434,269)	(3,962)	(751,141)	(4,984)
Transfers between Investment Divisions	—	(2,143,521)	737,968	3,229,449	36,098	953,249	1,735
Contract owner charges	—	(2,006,376)	(4,754)	(66,562)	(693)	(175,042)	(3,176)
Net change in net assets
from contract transactions	—	12,155,773	779,065	6,505,410	220,325	3,108,315	3,682

Net change in net assets	—	(16,454,490)	717,251	5,657,571	206,681	1,355,890	(21,161)

Net assets beginning of year	—	183,224,797	335,673	3,130,202	52,774	19,204,473	325,584

Net assets end of year	$—	$166,770,307	$1,052,924	$8,787,773	$259,455	$20,560,363	$304,423

Contract unit transactions
Units outstanding at beginning of year		8,122,346	11,029	312,327	5,226	1,517,494	24,875
Units issued	—	2,537,545	30,080	1,033,549	30,630	697,948	1,686
Units redeemed	—	(1,986,578)	(513)	(325,954)	(6,326)	(435,475)	(1,336)
Units outstanding at end of year	—	8,673,313	40,596	1,019,922	29,530	1,779,967	25,225

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(326,384)	$(257)	$(737,216)	$(4,838)	$(657,708)	$(931)	$(2,666,260)
Net realized gain (loss) on investments in Funds	(334,480)	(168)	201,045	(3,740)	460,692	(1,876)	5,697,870
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,325,347)	(9,636)	(18,743,274)	(292,745)	(18,506,411)	(69,206)	(49,575,687)
Net change in net assets
from operations	(4,986,211)	(10,061)	(19,279,445)	(301,323)	(18,703,427)	(72,013)	(46,544,077)

Contract transactions
Purchase payments	1,058,252	—	5,547,600	32,390	1,630,356	—	19,238,649
Surrenders and terminations	(1,280,699)	—	(2,105,849)	(18,332)	(1,738,508)	—	(10,194,831)
Transfers between Investment Divisions	180,614	20,161	1,312,178	(395,802)	1,197,294	(1,229)	(6,188,783)
Contract owner charges	(289,427)	(497)	(560,588)	(8,244)	(629,047)	(2,692)	(2,337,045)
Net change in net assets
from contract transactions	(331,260)	19,664	4,193,341	(389,988)	460,095	(3,921)	517,990

Net change in net assets	(5,317,471)	9,603	(15,086,104)	(691,311)	(18,243,332)	(75,934)	(46,026,087)

Net assets beginning of year	26,075,695	60,696	69,136,198	1,383,818	57,235,092	243,537	230,945,816

Net assets end of year	$20,758,224	$70,299	$54,050,094	$692,507	$38,991,760	$167,603	$184,919,729

Contract unit transactions
Units outstanding at beginning of year	2,386,205	5,224	2,637,795	49,724	2,393,512	8,685	9,746,947
Units issued	327,059	2,067	845,161	6,116	543,471	1,446	1,665,659
Units redeemed	(365,093)	(107)	(694,064)	(22,546)	(581,377)	(1,529)	(1,605,696)
Units outstanding at end of year	2,348,171	7,184	2,788,892	33,294	2,355,606	8,602	9,806,910

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Operations
Net investment income (loss)	$(10,031)	$(3,082,372)	$(12,189)	$(6,832,556)	$(25,811)	$(1,168,524)	$(2,541)
Net realized gain (loss) on investments in Funds	(26,231)	5,856,923	12,596	24,922,790	165,174	426,233	(2,123)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(369,295)	(91,584,522)	(830,278)	(121,686,507)	(1,124,936)	(21,834,424)	(106,588)
Net change in net assets
from operations	(405,557)	(88,809,971)	(829,871)	(103,596,273)	(985,573)	(22,576,715)	(111,252)

Contract transactions
Purchase payments	118,750	30,191,238	619,983	45,763,484	988,159	2,835,888	20,000
Surrenders and terminations	(4,326)	(9,661,464)	(35,307)	(28,083,865)	(60,118)	(4,517,508)	(5,084)
Transfers between Investment Divisions	122,981	16,347,902	388,565	(18,096,979)	276,750	(1,486,348)	108,911
Contract owner charges	(12,429)	(2,592,157)	(27,414)	(6,201,285)	(75,371)	(1,009,987)	(4,897)
Net change in net assets
from contract transactions	224,976	34,285,519	945,827	(6,618,645)	1,129,420	(4,177,955)	118,930

Net change in net assets	(180,581)	(54,524,452)	115,956	(110,214,918)	143,847	(26,754,670)	7,678

Net assets beginning of year	2,035,405	277,193,685	2,477,788	580,444,677	5,535,224	103,884,512	443,654

Net assets end of year	$1,854,824	$222,669,233	$2,593,744	$470,229,759	$5,679,071	$77,129,842	$451,332

Contract unit transactions
Units outstanding at beginning of year	77,793	5,991,930	48,563	16,625,256	137,320	6,278,923	23,798
Units issued	29,250	2,512,584	31,224	2,743,639	78,777	1,042,465	8,100
Units redeemed	(18,623)	(1,510,533)	(7,129)	(2,941,385)	(47,634)	(1,323,582)	(1,043)
Units outstanding at end of year	88,420	6,993,981	72,658	16,427,510	168,463	5,997,806	30,855

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Operations
Net investment income (loss)	$(2,037,488)	$(6,849)	$(1,165,766)	$(3,850)	$(3,828,339)	$(5,200)	$(555,493)
Net realized gain (loss) on investments in Funds	4,990,018	(5,286)	1,292,150	4,307	16,582,920	31,650	359,920
Net change in unrealized appreciation
(depreciation) on investments in Funds	(34,406,454)	(261,502)	(23,475,633)	(181,755)	(41,525,374)	(159,204)	(3,962,384)
Net change in net assets
from operations	(31,453,924)	(273,637)	(23,349,249)	(181,298)	(28,770,793)	(132,754)	(4,157,957)

Contract transactions
Purchase payments	8,045,465	95,000	3,882,381	227,209	11,246,333	25,107	1,291,772
Surrenders and terminations	(10,082,151)	(2,641)	(4,904,771)	(1,757)	(16,164,162)	(1,748)	(2,080,739)
Transfers between Investment Divisions	(945,566)	78,407	316,894	99,973	4,815,698	(149,552)	676,482
Contract owner charges	(1,623,512)	(11,172)	(1,115,988)	(12,540)	(3,408,070)	(14,312)	(482,438)
Net change in net assets
from contract transactions	(4,605,764)	159,594	(1,821,484)	312,885	(3,510,201)	(140,505)	(594,923)

Net change in net assets	(36,059,688)	(114,043)	(25,170,733)	131,587	(32,280,994)	(273,259)	(4,752,880)

Net assets beginning of year	172,639,542	1,470,614	99,269,113	783,337	280,940,019	1,125,673	41,825,728

Net assets end of year	$136,579,854	$1,356,571	$74,098,380	$914,924	$248,659,025	$852,414	$37,072,848

Contract unit transactions
Units outstanding at beginning of year	8,736,193	66,829	5,492,220	37,244	9,336,547	31,991	2,975,424
Units issued	1,228,440	9,984	829,436	33,460	1,781,903	10,031	600,198
Units redeemed	(1,502,659)	(2,072)	(960,666)	(15,019)	(1,912,123)	(15,651)	(648,202)
Units outstanding at end of year	8,461,974	74,741	5,360,990	55,685	9,206,327	26,371	2,927,420

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(272)	$(637,610)	$3,359	$(3,446)	$(2,144,906)	$(724)	$(1,082,639)
Net realized gain (loss) on investments in Funds	196	(1,634,037)	(47,242)	(248,862)	4,715,245	(88)	5,717,737
Net change in unrealized appreciation
(depreciation) on investments in Funds	(601)	(34,159,103)	(542,832)	(222,924)	(32,844,074)	(21,066)	4,743,291
Net change in net assets
from operations	(677)	(36,430,750)	(586,715)	(475,232)	(30,273,735)	(21,878)	9,378,389

Contract transactions
Purchase payments	40,021	3,088,470	300	255,296	4,029,837	46,000	4,142,814
Surrenders and terminations	—	(2,602,831)	(31,959)	(10,112)	(12,617,209)	(1,158)	(4,535,989)
Transfers between Investment Divisions	(769)	910,906	(235,988)	(902,298)	(3,829,845)	12,242	21,924,591
Contract owner charges	(367)	(838,045)	(14,420)	—	(1,865,154)	(1,973)	(905,161)
Net change in net assets
from contract transactions	38,885	558,500	(282,067)	(657,114)	(14,282,371)	55,111	20,626,255

Net change in net assets	38,208	(35,872,250)	(868,782)	(1,132,346)	(44,556,106)	33,233	30,004,644

Net assets beginning of year	49,992	94,547,127	1,649,401	1,604,219	184,378,720	133,086	59,655,219

Net assets end of year	$88,200	$58,674,877	$780,619	$471,873	$139,822,614	$166,319	$89,659,863

Contract unit transactions
Units outstanding at beginning of year	3,444	5,796,410	96,587	181,717	10,486,305	7,271	5,771,509
Units issued	3,305	1,459,933	14,867	89,049	881,286	3,282	4,081,187
Units redeemed	(95)	(1,440,469)	(38,145)	(148,918)	(1,814,193)	(181)	(2,364,136)
Units outstanding at end of year	6,654	5,815,874	73,309	121,848	9,553,398	10,372	7,488,560

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(1,229)	$(3,923,591)	$(12,464)	$(47,586)	$5,340	$(634,848)	$(5,528)
Net realized gain (loss) on investments in Funds	1,390	13,817,846	41,268	(16,824)	(4,121)	1,013,443	19,411
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,881	(158,611,106)	(1,289,809)	(3,930,864)	(11,451)	(20,882,209)	(425,586)
Net change in net assets
from operations	13,042	(148,716,851)	(1,261,005)	(3,995,274)	(10,232)	(20,503,614)	(411,703)

Contract transactions
Purchase payments	19,155	14,399,370	34,940	2,082,255	82,390	3,021,501	—
Surrenders and terminations	(6,960)	(16,637,300)	(17,015)	(2,324,016)	(4,759)	(1,644,529)	(11,151)
Transfers between Investment Divisions	236,022	(15,874,272)	64,221	(416,424)	155,489	117,070	79,377
Contract owner charges	(3,264)	(3,733,154)	(35,778)	(500,754)	(4,100)	(542,273)	(13,103)
Net change in net assets
from contract transactions	244,953	(21,845,356)	46,368	(1,158,939)	229,020	951,769	55,123

Net change in net assets	257,995	(170,562,207)	(1,214,637)	(5,154,213)	218,788	(19,551,845)	(356,580)

Net assets beginning of year	55,436	392,192,077	3,274,290	45,963,338	189,947	61,255,192	1,204,707

Net assets end of year	$313,431	$221,629,870	$2,059,653	$40,809,125	$408,735	$41,703,347	$848,127

Contract unit transactions
Units outstanding at beginning of year	4,550	3,348,922	19,218	2,674,973	7,811	2,879,953	53,980
Units issued	19,224	603,116	3,970	607,017	17,184	793,614	21,820
Units redeemed	(1,875)	(860,445)	(3,824)	(691,122)	(7,476)	(727,775)	(19,214)
Units outstanding at end of year	21,899	3,091,593	19,364	2,590,868	17,519	2,945,792	56,586

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$18,349	$5,908	$(1,000,222)	$(2,388)	$(406,042)	$(8,583)	$(2,203,105)
Net realized gain (loss) on investments in Funds	1,107,412	44,551	4,339,550	7,473	899,545	53,177	(1,180,936)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,504,622)	(94,351)	(17,252,318)	(75,554)	(5,454,829)	(293,002)	(22,213,145)
Net change in net assets
from operations	(1,378,861)	(43,892)	(13,912,990)	(70,469)	(4,961,326)	(248,408)	(25,597,186)

Contract transactions
Purchase payments	1,633,332	61,880	3,069,695	194,896	3,711,873	353,415	3,193,659
Surrenders and terminations	(683,308)	(12,115)	(4,441,266)	(1,081)	(1,558,920)	(109,395)	(13,485,411)
Transfers between Investment Divisions	8,370,031	18,749	1,762,561	236,647	(1,099,939)	164,698	(6,842,115)
Contract owner charges	(133,305)	(7,750)	(824,983)	(7,573)	(379,367)	(9,884)	(1,782,553)
Net change in net assets
from contract transactions	9,186,750	60,764	(433,993)	422,889	673,647	398,834	(18,916,420)

Net change in net assets	7,807,889	16,872	(14,346,983)	352,420	(4,287,679)	150,426	(44,513,606)

Net assets beginning of year	7,134,914	572,907	83,269,137	374,442	35,941,777	1,776,816	183,133,356

Net assets end of year	$14,942,803	$589,779	$68,922,154	$726,862	$31,654,098	$1,927,242	$138,619,750

Contract unit transactions
Units outstanding at beginning of year	572,216	44,882	1,465,502	4,559	1,373,582	71,745	8,312,004
Units issued	1,096,855	36,066	248,053	6,355	619,872	37,843	718,427
Units redeemed	(285,065)	(28,724)	(253,916)	(548)	(572,361)	(14,410)	(1,672,656)
Units outstanding at end of year	1,384,006	52,224	1,459,639	10,366	1,421,093	95,178	7,357,775

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(6,256)	$(128,547)	$(204)	$(1,706,507)	$(6,714)	$(1,071,240)	$(4,703)
Net realized gain (loss) on investments in Funds	(31,997)	(65,028)	(170)	3,989,356	16,260	(865,858)	(5,781)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(144,855)	(1,678,465)	(7,477)	(39,365,004)	(429,531)	(10,893,742)	(111,816)
Net change in net assets
from operations	(183,108)	(1,872,040)	(7,851)	(37,082,155)	(419,985)	(12,830,840)	(122,300)

Contract transactions
Purchase payments	160,864	323,290	—	8,849,341	92,363	2,893,417	22,634
Surrenders and terminations	(241,681)	(576,431)	—	(5,468,218)	(20,291)	(5,324,805)	(6,459)
Transfers between Investment Divisions	17,685	(150,655)	917	(7,493,645)	(356,681)	(1,541,405)	83,479
Contract owner charges	(7,205)	(106,704)	(517)	(1,517,322)	(14,203)	(820,875)	(4,889)
Net change in net assets
from contract transactions	(70,337)	(510,500)	400	(5,629,844)	(298,812)	(4,793,668)	94,765

Net change in net assets	(253,445)	(2,382,540)	(7,451)	(42,711,999)	(718,797)	(17,624,508)	(27,535)

Net assets beginning of year	1,411,828	11,564,087	51,935	150,268,157	1,822,297	92,245,865	873,262

Net assets end of year	$1,158,383	$9,181,547	$44,484	$107,556,158	$1,103,500	$74,621,357	$845,727

Contract unit transactions
Units outstanding at beginning of year	47,357	984,621	5,128	5,657,506	66,326	8,128,757	72,886
Units issued	15,447	157,818	144	1,050,067	15,420	1,208,884	19,746
Units redeemed	(18,653)	(210,184)	(104)	(1,324,986)	(28,512)	(1,679,539)	(11,050)
Units outstanding at end of year	44,151	932,255	5,168	5,382,587	53,234	7,658,102	81,582

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(805,690)	$(760)	$(841,018)	$(611)	$(1,965,673)	$(2,593)	$(6,070,318)
Net realized gain (loss) on investments in Funds	(512,601)	(5,847)	1,823,295	(2,205)	5,208,681	1,499	32,106,142
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,075,941)	(10,171)	(4,326,273)	(2,798)	(11,816,470)	(26,592)	(87,687,859)
Net change in net assets
from operations	(9,394,232)	(16,778)	(3,343,996)	(5,614)	(8,573,462)	(27,686)	(61,652,035)

Contract transactions
Purchase payments	2,110,252	—	2,462,812	66,821	7,085,390	—	10,582,853
Surrenders and terminations	(3,549,757)	(12,112)	(3,983,750)	(1,471)	(11,492,563)	(709)	(30,741,194)
Transfers between Investment Divisions	(5,750,943)	117,840	(22,316)	145,709	2,962,199	291,526	(17,353,940)
Contract owner charges	(684,839)	(2,317)	(684,431)	(1,720)	(1,449,586)	(2,917)	(4,855,064)
Net change in net assets
from contract transactions	(7,875,287)	103,411	(2,227,685)	209,339	(2,894,560)	287,900	(42,367,345)

Net change in net assets	(17,269,519)	86,633	(5,571,681)	203,725	(11,468,022)	260,214	(104,019,380)

Net assets beginning of year	67,448,198	67,709	63,374,133	30,428	142,949,342	249,616	514,277,418

Net assets end of year	$50,178,679	$154,342	$57,802,452	$234,153	$131,481,320	$509,830	$410,258,038

Contract unit transactions
Units outstanding at beginning of year	2,392,404	1,788	3,442,283	1,427	7,509,194	10,733	14,091,524
Units issued	301,278	5,314	649,542	12,801	1,614,856	13,420	1,238,531
Units redeemed	(606,632)	(2,872)	(771,193)	(2,721)	(1,798,204)	(546)	(2,535,101)
Units outstanding at end of year	2,087,050	4,230	3,320,632	11,507	7,325,846	23,607	12,794,954

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Operations
Net investment income (loss)	$(5,588)	$(2,388,204)	$(6,370)	$(1,128,695)	$—	$(5,123,725)	$(3,265)
Net realized gain (loss) on investments in Funds	35,258	7,682,087	31,906	2,297,994	—	22,696,956	(472)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(187,078)	(51,359,589)	(345,546)	(15,030,100)	—	(112,269,386)	(174,486)
Net change in net assets
from operations	(157,408)	(46,065,706)	(320,010)	(13,860,801)	—	(94,696,155)	(178,223)

Contract transactions
Purchase payments	47,460	4,045,386	25,000	1,295,218	—	6,283,598	—
Surrenders and terminations	—	(10,423,255)	(41,171)	(8,603,627)	—	(24,120,409)	—
Transfers between Investment Divisions	(109,169)	(2,487,349)	(56,694)	(1,226,950)	—	(11,101,483)	132,456
Contract owner charges	(19,081)	(2,114,453)	(20,744)	(1,085,107)	—	(4,693,865)	(11,818)
Net change in net assets
from contract transactions	(80,790)	(10,979,671)	(93,609)	(9,620,466)	—	(33,632,159)	120,638

Net change in net assets	(238,198)	(57,045,377)	(413,619)	(23,481,267)	—	(128,328,314)	(57,585)

Net assets beginning of year	1,408,875	200,139,517	1,461,760	90,845,038	—	433,511,981	781,611

Net assets end of year	$1,170,677	$143,094,140	$1,048,141	$67,363,771	$—	$305,183,667	$724,026

Contract unit transactions
Units outstanding at beginning of year	41,859	5,051,445	33,335	5,500,777	-	11,564,932	26,235
Units issued	5,708	371,021	3,325	523,853	—	843,746	5,107
Units redeemed	(8,620)	(708,673)	(5,224)	(1,175,877)	—	(1,922,566)	(477)
Units outstanding at end of year	38,947	4,713,793	31,436	4,848,753	—	10,486,112	30,865

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(2,865,394)	$(243)	$(5,077,075)	$(2,005)	$(268,420)	$(1,731)	$(215,624)
Net realized gain (loss) on investments in Funds	9,308,730	(157)	20,073,356	(119,338)	(855,429)	(5,795)	1,424,343
Net change in unrealized appreciation
(depreciation) on investments in Funds	(46,804,675)	(9,894)	(98,111,044)	(57,847)	(3,739,444)	(86,293)	(6,280,306)
Net change in net assets
from operations	(40,361,339)	(10,294)	(83,114,763)	(179,190)	(4,863,293)	(93,819)	(5,071,587)

Contract transactions
Purchase payments	2,813,586	—	4,307,899	—	1,801,506	57,071	1,215,991
Surrenders and terminations	(18,854,459)	—	(32,290,868)	—	(659,148)	(7,947)	(1,478,311)
Transfers between Investment Divisions	(4,177,363)	605	(1,168,591)	(855,790)	8,166,484	59,445	(7,660,768)
Contract owner charges	(2,619,414)	(1,035)	(4,520,977)	(6,440)	(241,328)	(6,405)	(218,524)
Net change in net assets
from contract transactions	(22,837,650)	(430)	(33,672,537)	(862,230)	9,067,514	102,164	(8,141,612)

Net change in net assets	(63,198,989)	(10,724)	(116,787,300)	(1,041,420)	4,204,221	8,345	(13,213,199)

Net assets beginning of year	235,899,630	61,984	422,084,032	1,147,284	18,140,602	425,490	36,383,751

Net assets end of year	$172,700,641	$51,260	$305,296,732	$105,864	$22,344,823	$433,835	$23,170,552

Contract unit transactions
Units outstanding at beginning of year	11,235,772	3,039	13,769,979	28,870	1,365,278	30,412	2,459,970
Units issued	760,625	33	1,078,070	40,044	1,521,417	21,443	359,776
Units redeemed	(2,001,383)	(58)	(2,379,957)	(64,668)	(702,982)	(12,111)	(935,835)
Units outstanding at end of year	9,995,014	3,014	12,468,092	4,246	2,183,713	39,744	1,883,911

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$1,343	$(29,337)	$1,533	$(307,085)	$(597)	$(1,514,667)	$(1,947)
Net realized gain (loss) on investments in Funds	7,147	665,062	33,918	580,963	(58,216)	4,411,441	(14,839)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(51,624)	(3,846,540)	(97,414)	(945,496)	(1,413)	(50,445,511)	(164,555)
Net change in net assets
from operations	(43,134)	(3,210,815)	(61,963)	(671,618)	(60,226)	(47,548,737)	(181,341)

Contract transactions
Purchase payments	56,029	1,268,604	38,500	4,301,413	1,500	1,677,581	15,161
Surrenders and terminations	—	(319,353)	(654)	(1,059,604)	—	(6,892,689)	—
Transfers between Investment Divisions	(4,694)	709,927	10,842	11,530,142	87,806	(6,948,513)	(137,301)
Contract owner charges	(1,885)	(119,463)	(3,380)	(257,004)	(337)	(1,369,619)	(5,467)
Net change in net assets
from contract transactions	49,450	1,539,715	45,308	14,514,947	88,969	(13,533,240)	(127,607)

Net change in net assets	6,316	(1,671,100)	(16,655)	13,843,329	28,743	(61,081,977)	(308,948)

Net assets beginning of year	310,278	9,117,857	195,955	15,193,785	7,390	146,680,068	587,797

Net assets end of year	$316,594	$7,446,757	$179,300	$29,037,114	$36,133	$85,598,091	$278,849

Contract unit transactions
Units outstanding at beginning of year	20,030	588,791	12,108	1,134,548	525	3,663,597	11,187
Units issued	7,829	652,031	7,438	1,837,467	42,341	402,580	1,080
Units redeemed	(3,469)	(584,461)	(4,579)	(725,465)	(40,234)	(860,229)	(4,454)
Units outstanding at end of year	24,390	656,361	14,967	2,246,550	2,632	3,205,948	7,813

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(1,978,452)	$(4,635)	$(824,045)	$(339)	$(486,501)	$930	$(2,620,793)
Net realized gain (loss) on investments in Funds	4,563,220	(12,750)	1,362,293	121	434,388	1,137	6,810,837
Net change in unrealized appreciation
(depreciation) on investments in Funds	(76,671,770)	(450,086)	(14,360,682)	(9,848)	(5,040,772)	(27,050)	(74,809,761)
Net change in net assets
from operations	(74,087,002)	(467,471)	(13,822,434)	(10,066)	(5,092,885)	(24,983)	(70,619,717)

Contract transactions
Purchase payments	6,619,013	58,331	572,909	68,511	7,353,462	110,864	11,676,114
Surrenders and terminations	(8,167,226)	(4,688)	(4,874,285)	—	(2,326,200)	(4,117)	(10,373,756)
Transfers between Investment Divisions	(5,020,824)	1,008	(742,088)	—	10,590,214	35,421	(4,773,718)
Contract owner charges	(1,845,709)	(16,469)	(756,038)	(865)	(481,090)	(5,615)	(2,246,586)
Net change in net assets
from contract transactions	(8,414,746)	38,182	(5,799,502)	67,646	15,136,386	136,553	(5,717,946)

Net change in net assets	(82,501,748)	(429,289)	(19,621,936)	57,580	10,043,501	111,570	(76,337,663)

Net assets beginning of year	208,552,668	1,286,343	70,062,988	54,281	50,996,991	370,861	253,742,197

Net assets end of year	$126,050,920	$857,054	$50,441,052	$111,861	$61,040,492	$482,431	$177,404,534

Contract unit transactions
Units outstanding at beginning of year	3,445,499	16,304	4,928,404	3,456	3,832,514	26,879	2,366,766
Units issued	699,753	7,364	323,348	5,416	2,307,130	13,546	420,445
Units redeemed	(877,445)	(7,025)	(805,037)	(66)	(1,071,911)	(2,295)	(483,175)
Units outstanding at end of year	3,267,807	16,643	4,446,715	8,806	5,067,733	38,130	2,304,036

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Operations
Net investment income (loss)	$(9,866)	$(944,603)	$(6,287)	$(1,271,236)	$(4,477)	$103,158	$762
Net realized gain (loss) on investments in Funds	19,207	(1,688,340)	(16,090)	4,325,030	9,970	201,326	(2,997)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(661,682)	(7,468,285)	(152,179)	(7,176,059)	(27,291)	(1,754,804)	(8,008)
Net change in net assets
from operations	(652,341)	(10,101,228)	(174,556)	(4,122,265)	(21,798)	(1,450,320)	(10,243)

Contract transactions
Purchase payments	230,723	5,237,627	126,200	6,095,121	66,487	694,263	12,500
Surrenders and terminations	(9,505)	(7,645,841)	(108,645)	(7,055,276)	(8,219)	(374,695)	—
Transfers between Investment Divisions	96,160	(4,713,810)	87,799	(2,856,904)	97,151	811,224	(13,002)
Contract owner charges	(25,568)	(676,811)	(2,389)	(1,178,428)	(9,941)	(44,371)	(301)
Net change in net assets
from contract transactions	291,810	(7,798,835)	102,965	(4,995,487)	145,478	1,086,421	(803)

Net change in net assets	(360,531)	(17,900,063)	(71,591)	(9,117,752)	123,680	(363,899)	(11,046)

Net assets beginning of year	2,376,376	81,614,836	1,416,740	96,691,555	651,997	7,599,428	45,523

Net assets end of year	$2,015,845	$63,714,773	$1,345,149	$87,573,803	$775,677	$7,235,529	$34,477

Contract unit transactions
Units outstanding at beginning of year	15,777	3,650,860	45,774	5,380,161	30,324	437,855	2,469
Units issued	6,050	936,170	12,167	1,259,276	17,873	176,487	907
Units redeemed	(3,573)	(1,306,798)	(8,129)	(1,548,080)	(10,786)	(103,344)	(1,067)
Units outstanding at end of year	18,254	3,280,232	49,812	5,091,357	37,411	510,998	2,309

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(350,844)	$(412)	$(94,571)	$1,500	$(1,248,135)	$(4,854)	$(252,582)
Net realized gain (loss) on investments in Funds	320,460	(3,825)	(210,583)	(286)	(1,912,128)	(12,852)	(915,708)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,341,228)	(18,640)	(595,899)	(13,405)	(12,285,660)	(133,763)	(9,632,818)
Net change in net assets
from operations	(8,371,612)	(22,877)	(901,053)	(12,191)	(15,445,923)	(151,469)	(10,801,108)

Contract transactions
Purchase payments	434,741	—	2,350,102	204,202	4,465,289	55,318	2,051,649
Surrenders and terminations	(1,584,735)	—	(1,297,417)	(8,064)	(5,547,687)	(39,203)	(889,493)
Transfers between Investment Divisions	621,787	(2,185)	1,627,229	(13,019)	(5,533,888)	(46,024)	(417,774)
Contract owner charges	(330,900)	(103)	(113,788)	(1,619)	(853,047)	(2,974)	(209,018)
Net change in net assets
from contract transactions	(859,107)	(2,288)	2,566,126	181,500	(7,469,333)	(32,883)	535,364

Net change in net assets	(9,230,719)	(25,165)	1,665,073	169,309	(22,915,256)	(184,352)	(10,265,744)

Net assets beginning of year	30,786,938	83,353	14,362,213	246,663	106,431,421	1,134,914	24,809,920

Net assets end of year	$21,556,219	$58,188	$16,027,286	$415,972	$83,516,165	$950,562	$14,544,176

Contract unit transactions
Units outstanding at beginning of year	1,965,113	5,122	1,398,699	23,635	6,879,009	57,329	1,522,052
Units issued	269,638	942	953,184	27,160	1,069,374	8,919	774,680
Units redeemed	(341,758)	(1,204)	(689,951)	(8,842)	(1,625,682)	(10,749)	(758,712)
Units outstanding at end of year	1,892,993	4,860	1,661,932	41,953	6,322,701	55,499	1,538,020

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Operations
Net investment income (loss)	$(616)	$(1,459,893)	$(1,950)	$(309,969)	$(1,056)	$(896,747)	$(4,620)
Net realized gain (loss) on investments in Funds	(1,572)	8,907,210	42,695	643,095	(24,898)	3,268,656	22,791
Net change in unrealized appreciation
(depreciation) on investments in Funds	(67,082)	(59,442,225)	(210,243)	(1,399,016)	(2,753)	(8,994,069)	(105,672)
Net change in net assets
from operations	(69,270)	(51,994,908)	(169,498)	(1,065,890)	(28,707)	(6,622,160)	(87,501)

Contract transactions
Purchase payments	—	3,948,968	18,500	2,742,644	82,406	4,570,191	—
Surrenders and terminations	(177)	(6,064,390)	(2,339)	(790,057)	(5,898)	(3,263,468)	—
Transfers between Investment Divisions	15,467	(11,207,241)	(396,711)	11,469,605	132,224	1,362,657	(48,944)
Contract owner charges	(1,505)	(1,069,890)	(3,591)	(261,938)	(1,393)	(827,841)	(11,684)
Net change in net assets
from contract transactions	13,785	(14,392,553)	(384,141)	13,160,254	207,339	1,841,539	(60,628)

Net change in net assets	(55,485)	(66,387,461)	(553,639)	12,094,364	178,632	(4,780,621)	(148,129)

Net assets beginning of year	153,779	148,281,629	754,881	15,554,677	41,633	73,696,622	1,078,720

Net assets end of year	$98,294	$81,894,168	$201,242	$27,649,041	$220,265	$68,916,001	$930,591

Contract unit transactions
Units outstanding at beginning of year	7,058	2,358,962	9,138	1,054,423	4,099	2,329,517	26,275
Units issued	1,513	417,638	316	1,625,436	34,273	913,420	5,760
Units redeemed	(938)	(715,268)	(5,720)	(712,806)	(22,281)	(851,898)	(7,781)
Units outstanding at end of year	7,633	2,061,332	3,734	1,967,053	16,091	2,391,039	24,254

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(970,770)	$(3,150)	$(2,359,358)	$(2,771)	$(1,720,178)	$(2,018)	$(4,605,915)
Net realized gain (loss) on investments in Funds	(61,330)	(30,468)	18,439,654	139,557	6,603,677	9,776	23,283,360
Net change in unrealized appreciation
(depreciation) on investments in Funds	(15,527,308)	(111,971)	48,532,235	127,525	(26,333,075)	(68,778)	(46,868,003)
Net change in net assets
from operations	(16,559,408)	(145,589)	64,612,531	264,311	(21,449,576)	(61,020)	(28,190,558)

Contract transactions
Purchase payments	3,201,264	50,056	12,218,678	370,116	7,365,158	28,155	14,977,046
Surrenders and terminations	(3,663,572)	(120,203)	(10,132,520)	(24,998)	(8,072,858)	(5,897)	(19,468,681)
Transfers between Investment Divisions	(1,523,382)	(23,581)	27,453,556	(176,930)	(1,585,823)	(9,015)	(21,884,941)
Contract owner charges	(886,835)	(6,771)	(2,059,911)	(7,744)	(1,498,463)	(6,136)	(3,713,363)
Net change in net assets
from contract transactions	(2,872,525)	(100,499)	27,479,803	160,444	(3,791,986)	7,107	(30,089,939)

Net change in net assets	(19,431,933)	(246,088)	92,092,334	424,755	(25,241,562)	(53,913)	(58,280,497)

Net assets beginning of year	83,650,646	781,089	102,806,413	374,824	139,412,761	486,619	380,106,683

Net assets end of year	$64,218,713	$535,001	$194,898,747	$799,579	$114,171,199	$432,706	$321,826,186

Contract unit transactions
Units outstanding at beginning of year	6,855,017	55,936	3,733,458	9,793	6,146,679	15,866	7,200,645
Units issued	1,432,876	12,433	2,560,545	10,947	2,021,240	7,007	1,084,103
Units redeemed	(1,701,282)	(21,343)	(1,863,244)	(7,526)	(2,300,462)	(6,451)	(1,723,588)
Units outstanding at end of year	6,586,611	47,026	4,430,759	13,214	5,867,457	16,422	6,561,160

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Operations
Net investment income (loss)	$(4,408)	$(155,249)	$(559)	$(5,633,798)	$(6,103)	$(2,023,199)	$1,052
Net realized gain (loss) on investments in Funds	39,637	540,438	1,035	42,346,528	50,382	1,582,578	34,080
Net change in unrealized appreciation
(depreciation) on investments in Funds	(77,547)	(1,960,879)	(9,481)	(208,638,614)	(559,770)	(31,237,143)	(418,055)
Net change in net assets
from operations	(42,318)	(1,575,690)	(9,005)	(171,925,884)	(515,491)	(31,677,764)	(382,923)

Contract transactions
Purchase payments	101,655	1,078,114	10,500	19,278,210	87,921	5,638,333	160,748
Surrenders and terminations	(4,811)	(579,779)	(2,411)	(21,086,167)	(10,573)	(10,633,017)	(9,318)
Transfers between Investment Divisions	228,658	(4,820,534)	124,211	(33,404,545)	(163,312)	4,084,495	(232,862)
Contract owner charges	(12,220)	(144,556)	(2,235)	(4,496,553)	(14,961)	(2,072,355)	(36,411)
Net change in net assets
from contract transactions	313,282	(4,466,755)	130,065	(39,709,055)	(100,925)	(2,982,544)	(117,843)

Net change in net assets	270,964	(6,042,445)	121,060	(211,634,939)	(616,416)	(34,660,308)	(500,766)

Net assets beginning of year	805,065	17,693,635	66,241	539,416,215	1,718,543	204,349,018	2,859,961

Net assets end of year	$1,076,029	$11,651,190	$187,301	$327,781,276	$1,102,127	$169,688,710	$2,359,195

Contract unit transactions
Units outstanding at beginning of year	11,393	1,149,916	4,087	11,724,930	26,839	8,435,715	91,115
Units issued	9,569	362,785	10,116	2,104,011	7,320	1,538,775	22,141
Units redeemed	(4,885)	(672,134)	(1,562)	(3,190,768)	(8,825)	(1,691,956)	(26,274)
Units outstanding at end of year	16,077	840,567	12,641	10,638,173	25,334	8,282,534	86,982

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(168,135)	$(832)	$(5,058,394)	$(15,741)	$(259,847)	$(2,275)	$(3,511,168)
Net realized gain (loss) on investments in Funds	93,494	4,971	20,233,200	43,739	556,267	42,856	11,893,026
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,969,217)	(17,107)	(174,735,079)	(1,324,890)	(6,630,420)	(207,159)	(51,955,178)
Net change in net assets
from operations	(2,043,858)	(12,968)	(159,560,273)	(1,296,892)	(6,334,000)	(166,578)	(43,573,320)

Contract transactions
Purchase payments	1,145,505	72,500	26,838,022	437,151	1,597,368	80,182	11,138,674
Surrenders and terminations	(422,972)	(4,825)	(16,220,674)	(173,061)	(774,465)	(2,669)	(15,008,518)
Transfers between Investment Divisions	518,219	74,612	(8,637,812)	(54,423)	(1,942,774)	(486,524)	(7,136,878)
Contract owner charges	(155,791)	(2,190)	(4,614,984)	(36,531)	(204,453)	(6,850)	(2,797,033)
Net change in net assets
from contract transactions	1,084,961	140,097	(2,635,448)	173,136	(1,324,324)	(415,861)	(13,803,755)

Net change in net assets	(958,897)	127,129	(162,195,721)	(1,123,756)	(7,658,324)	(582,439)	(57,377,075)

Net assets beginning of year	12,910,739	117,694	473,531,460	3,978,133	23,555,713	962,734	296,203,400

Net assets end of year	$11,951,842	$244,823	$311,335,739	$2,854,377	$15,897,389	$380,295	$238,826,325

Contract unit transactions
Units outstanding at beginning of year	840,317	7,297	6,415,149	49,116	1,536,722	60,343	5,834,656
Units issued	626,398	15,433	1,681,992	22,024	556,554	15,078	794,406
Units redeemed	(572,089)	(5,547)	(1,722,954)	(17,036)	(672,819)	(42,786)	(1,109,332)
Units outstanding at end of year	894,626	17,183	6,374,187	54,104	1,420,457	32,635	5,519,730

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$(14,352)	$(13,451,010)	$(2,667,686)	$(10,919)	$(6,147,158)	$(8,676)	$(388,569)
Net realized gain (loss) on investments in Funds	78,916	54,855,344	9,273,306	63,443	1,089,850	(1,189)	948,659
Net change in unrealized appreciation
(depreciation) on investments in Funds	(578,783)	(264,155,349)	(46,135,615)	(457,765)	(103,764,205)	(391,787)	(1,170,588)
Net change in net assets
from operations	(514,219)	(222,751,015)	(39,529,995)	(405,241)	(108,821,513)	(401,652)	(610,498)

Contract transactions
Purchase payments	232,107	74,611,003	8,933,957	193,235	8,496,753	226,749	4,033,877
Surrenders and terminations	(120,733)	(63,436,856)	(11,839,178)	(10,598)	(26,843,209)	(33,680)	(1,483,436)
Transfers between Investment Divisions	(862,645)	2,478,996	(8,736,714)	(120,814)	(23,114,728)	(12,779)	14,163,991
Contract owner charges	(27,449)	(11,191,327)	(2,183,076)	(30,137)	(5,370,393)	(20,085)	(305,636)
Net change in net assets
from contract transactions	(778,720)	2,461,816	(13,825,011)	31,686	(46,831,577)	160,205	16,408,796

Net change in net assets	(1,292,939)	(220,289,199)	(53,355,006)	(373,555)	(155,653,090)	(241,447)	15,798,298

Net assets beginning of year	3,725,864	1,125,569,621	228,895,745	2,472,663	538,083,288	1,981,582	19,702,053

Net assets end of year	$2,432,925	$905,280,422	$175,540,739	$2,099,108	$382,430,198	$1,740,135	$35,500,351

Contract unit transactions
Units outstanding at beginning of year	58,496	26,960,330	5,199,916	43,088	28,864,873	100,851	994,976
Units issued	10,218	5,893,321	935,615	10,125	2,540,319	39,237	1,602,320
Units redeemed	(25,298)	(5,868,476)	(1,280,765)	(9,259)	(5,409,440)	(29,288)	(788,442)
Units outstanding at end of year	43,416	26,985,175	4,854,766	43,954	25,995,752	110,800	1,808,854

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(1,074)	$(159,462)	$(2,494)	$(2,165,944)	$(4,017)	$(2,744)	$(316,354)
Net realized gain (loss) on investments in Funds	1,904	318,643	(27,023)	9,663,931	19,779	(9,920)	579,634
Net change in unrealized appreciation
(depreciation) on investments in Funds	662	(2,928,862)	(89,489)	(25,029,880)	(81,320)	(134,522)	(5,904,066)
Net change in net assets
from operations	1,492	(2,769,681)	(119,006)	(17,531,893)	(65,558)	(147,186)	(5,640,786)

Contract transactions
Purchase payments	172,972	2,480,037	1,500	7,079,018	274,329	40,096	3,367,256
Surrenders and terminations	(4,008)	(454,654)	(211,810)	(9,356,101)	(16,580)	(855)	(853,051)
Transfers between Investment Divisions	79,799	334,607	7,559	(5,260,284)	22,387	29,282	(685,836)
Contract owner charges	(1,239)	(102,067)	(2,236)	(1,896,525)	(10,506)	(38)	(270,063)
Net change in net assets
from contract transactions	247,524	2,257,923	(204,987)	(9,433,892)	269,630	68,485	1,558,306

Net change in net assets	249,016	(511,758)	(323,993)	(26,965,785)	204,072	(78,701)	(4,082,480)

Net assets beginning of year	125,282	13,762,746	667,084	168,543,006	703,473	390,218	21,346,361

Net assets end of year	$374,298	$13,250,988	$343,091	$141,577,221	$907,545	$311,517	$17,263,881

Contract unit transactions
Units outstanding at beginning of year	6,353	395,928	14,847	4,959,615	16,478	32,521	1,022,751
Units issued	12,387	239,637	3,143	967,255	11,423	10,575	726,595
Units redeemed	(820)	(172,149)	(8,861)	(1,281,475)	(4,597)	(3,130)	(701,810)
Units outstanding at end of year	17,920	463,416	9,129	4,645,395	23,304	39,966	1,047,536

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A(a)	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(3,512)	$195	$2,681	$(32,531)	$(5,233)	$(628,786)	$(1,289)
Net realized gain (loss) on investments in Funds	7,528	3,864,755	46,897	199,313	(35,565)	(59,570)	1,688
Net change in unrealized appreciation
(depreciation) on investments in Funds	(169,496)	(7,111,320)	(63,321)	207,631	(9,912)	(5,690,294)	(28,755)
Net change in net assets
from operations	(165,480)	(3,246,370)	(13,743)	374,413	(50,710)	(6,378,650)	(28,356)

Contract transactions
Purchase payments	60,000	2,272,247	128,627	773,057	9,474	7,126,680	70,674
Surrenders and terminations	—	(918,654)	(3,045)	(326,305)	(181,680)	(2,827,802)	(1,492)
Transfers between Investment Divisions	49,093	652,305	(2,550)	1,146,862	937,332	(2,998,134)	25,416
Contract owner charges	(11,218)	(226,956)	(1,457)	(321)	(142)	(458,300)	(3,879)
Net change in net assets
from contract transactions	97,875	1,778,942	121,575	1,593,293	764,984	842,444	90,719

Net change in net assets	(67,605)	(1,467,428)	107,832	1,967,706	714,274	(5,536,206)	62,363

Net assets beginning of year	796,477	20,819,133	115,948	2,113,163	—	50,928,530	256,954

Net assets end of year	$728,872	$19,351,705	$223,780	$4,080,869	$714,274	$45,392,324	$319,317

Contract unit transactions
Units outstanding at beginning of year	36,108	1,230,798	6,618	261,131		4,016,404	17,899
Units issued	7,706	579,375	11,547	280,682	124,442	1,039,811	9,749
Units redeemed	(2,484)	(463,925)	(3,346)	(120,527)	(46,967)	(1,013,086)	(2,826)
Units outstanding at end of year	41,330	1,346,248	14,819	421,286	77,475	4,043,129	24,822

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(767,344)	$(6,262)	$(615,455)	$(4,857)	$(537,286)	$(2,809)	$(1,274,375)
Net realized gain (loss) on investments in Funds	3,206,669	10,076	(118,157)	(745)	(1,039,810)	(15,504)	1,114,468
Net change in unrealized appreciation
(depreciation) on investments in Funds	(374,854)	(30,606)	(4,190,625)	(58,456)	(6,825,464)	(71,528)	(13,066,276)
Net change in net assets
from operations	2,064,471	(26,792)	(4,924,237)	(64,058)	(8,402,560)	(89,841)	(13,226,183)

Contract transactions
Purchase payments	9,337,135	187,800	2,925,752	101,534	1,767,218	75,000	7,856,776
Surrenders and terminations	(2,913,910)	(204,056)	(3,196,420)	(14,739)	(1,940,105)	(11,138)	(7,462,194)
Transfers between Investment Divisions	40,070,112	1,148,249	(1,700,923)	194,382	(3,652,185)	(19,403)	(16,861,088)
Contract owner charges	(594,209)	(4,824)	(411,026)	(9,043)	(375,375)	(6,012)	(1,004,899)
Net change in net assets
from contract transactions	45,899,128	1,127,169	(2,382,617)	272,134	(4,200,447)	38,447	(17,471,405)

Net change in net assets	47,963,599	1,100,377	(7,306,854)	208,076	(12,603,007)	(51,394)	(30,697,588)

Net assets beginning of year	36,776,728	814,802	52,971,482	815,103	48,680,066	484,668	113,158,364

Net assets end of year	$84,740,327	$1,915,179	$45,664,628	$1,023,179	$36,077,059	$433,274	$82,460,776

Contract unit transactions
Units outstanding at beginning of year	1,187,073	25,206	4,823,808	71,033	3,609,318	33,135	6,941,476
Units issued	2,572,327	67,829	1,009,648	40,899	607,767	26,526	1,681,768
Units redeemed	(1,073,283)	(32,806)	(1,249,329)	(14,868)	(966,327)	(23,806)	(2,808,669)
Units outstanding at end of year	2,686,117	60,229	4,584,127	97,064	3,250,758	35,855	5,814,575

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(3,791)	$(1,315,374)	$(17,828)	$(1,265,359)	$(2,624)	$(639,406)	$(1,391)
Net realized gain (loss) on investments in Funds	(5,775)	236,172	(7,903)	868,210	(3,640)	(801,732)	(621)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(89,042)	(5,087,353)	(197,043)	(13,307,606)	(61,140)	(7,129,126)	(35,113)
Net change in net assets
from operations	(98,608)	(6,166,555)	(222,774)	(13,704,755)	(67,404)	(8,570,264)	(37,125)

Contract transactions
Purchase payments	389,327	5,582,635	91,310	4,084,180	128,962	2,728,684	167,400
Surrenders and terminations	(19,325)	(7,387,123)	(137,502)	(7,031,743)	(93,924)	(3,169,300)	(4,472)
Transfers between Investment Divisions	(131,061)	2,420,967	4,166,185	(10,739,572)	15,808	(4,233,167)	29,697
Contract owner charges	(8,109)	(922,424)	(54,398)	(902,713)	(2,913)	(473,803)	(3,398)
Net change in net assets
from contract transactions	230,832	(305,945)	4,065,595	(14,589,848)	47,933	(5,147,586)	189,227

Net change in net assets	132,224	(6,472,500)	3,842,821	(28,294,603)	(19,471)	(13,717,850)	152,102

Net assets beginning of year	702,232	95,206,915	209,727	112,040,005	525,831	59,537,566	213,460

Net assets end of year	$834,456	$88,734,415	$4,052,548	$83,745,402	$506,360	$45,819,716	$365,562

Contract unit transactions
Units outstanding at beginning of year	35,835	7,854,490	17,711	4,448,467	15,337	3,158,488	14,230
Units issued	26,293	2,781,148	366,318	526,905	8,709	599,715	15,229
Units redeemed	(14,145)	(2,861,718)	(21,759)	(1,168,969)	(7,507)	(895,031)	(650)
Units outstanding at end of year	47,983	7,773,920	362,270	3,806,403	16,539	2,863,172	28,809

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(345,779)	$(1,197)	$(2,792,965)	$(578)	$(348,934)	$(199)	$(8,737,693)
Net realized gain (loss) on investments in Funds	60,000	(624)	11,894,393	116	435,413	(15)	20,685,148
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,051,390)	(31,393)	(28,747,772)	(8,458)	(6,793,283)	(4,867)	(108,041,352)
Net change in net assets
from operations	(4,337,169)	(33,214)	(19,646,344)	(8,920)	(6,706,804)	(5,081)	(96,093,897)

Contract transactions
Purchase payments	1,628,841	112,158	1,383,952	60,000	2,835,157	—	72,964,596
Surrenders and terminations	(1,579,373)	(4,172)	(17,586,624)	—	(2,685,817)	(105)	(33,219,851)
Transfers between Investment Divisions	(295,616)	129,451	(8,649,798)	20,591	18,453	79,229	20,492,047
Contract owner charges	(286,791)	(3,763)	(1,533,859)	(593)	(107,576)	(24)	(6,782,172)
Net change in net assets
from contract transactions	(532,939)	233,674	(26,386,329)	79,998	60,217	79,100	53,454,620

Net change in net assets	(4,870,108)	200,460	(46,032,673)	71,078	(6,646,587)	74,019	(42,639,277)

Net assets beginning of year	27,961,154	141,508	212,705,948	63,516	34,781,998	6,403	709,599,564

Net assets end of year	$23,091,046	$341,968	$166,673,275	$134,594	$28,135,411	$80,422	$666,960,287

Contract unit transactions
Units outstanding at beginning of year	1,231,151	4,984	7,047,179	1,582	2,207,738	386	30,076,718
Units issued	355,196	11,430	354,625	2,237	518,693	5,435	8,394,435
Units redeemed	(385,131)	(2,349)	(1,311,727)	(18)	(529,257)	(9)	(5,920,309)
Units outstanding at end of year	1,201,216	14,065	6,090,077	3,801	2,197,174	5,812	32,550,844

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Operations
Net investment income (loss)	$(31,614)	$(8,285,748)	$(21,568)	$(5,295,581)	$(10,288)	$(1,059,547)	$(17,252)
Net realized gain (loss) on investments in Funds	228,219	18,378,138	(92,785)	17,592,248	54,782	(123,391)	(16,546)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,027,317)	(337,644,949)	(2,309,419)	(118,588,075)	(659,151)	(3,639,806)	(174,270)
Net change in net assets
from operations	(830,712)	(327,552,559)	(2,423,772)	(106,291,408)	(614,657)	(4,822,744)	(208,068)

Contract transactions
Purchase payments	1,598,726	24,860,971	206,663	18,533,622	84,544	3,820,163	53,825
Surrenders and terminations	(176,645)	(33,026,547)	(113,917)	(20,117,607)	(93,683)	(9,333,426)	(525,879)
Transfers between Investment Divisions	(202,453)	(12,758,155)	43,347	(17,904,676)	719,314	7,026,291	(11,254)
Contract owner charges	(61,326)	(7,309,041)	(51,771)	(5,143,136)	(22,843)	(833,763)	(2,512)
Net change in net assets
from contract transactions	1,158,302	(28,232,772)	84,322	(24,631,797)	687,332	679,265	(485,820)

Net change in net assets	327,590	(355,785,331)	(2,339,450)	(130,923,205)	72,675	(4,143,479)	(693,888)

Net assets beginning of year	6,135,933	839,035,198	6,055,793	462,820,455	2,639,338	80,699,698	4,558,992

Net assets end of year	$6,463,523	$483,249,867	$3,716,343	$331,897,250	$2,712,013	$76,556,219	$3,865,104

Contract unit transactions
Units outstanding at beginning of year	244,850	6,078,726	31,203	2,604,615	10,347	7,570,046	354,487
Units issued	172,165	986,523	10,311	352,699	5,976	2,611,379	14,798
Units redeemed	(122,823)	(1,258,182)	(10,421)	(521,077)	(2,700)	(2,547,427)	(54,366)
Units outstanding at end of year	294,192	5,807,067	31,093	2,436,237	13,623	7,633,998	314,919

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(141,039)	$(303)	$(3,832,952)	$(18,765)	$(2,189,684)	$(27,699)	$(493,460)
Net realized gain (loss) on investments in Funds	(75,326)	(1,621)	12,299,054	145,144	(1,674,364)	(3,311)	166,917
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,828,604)	(8,287)	(46,104,256)	(657,474)	(29,365,695)	(1,016,728)	(6,337,134)
Net change in net assets
from operations	(2,044,969)	(10,211)	(37,638,154)	(531,095)	(33,229,743)	(1,047,738)	(6,663,677)

Contract transactions
Purchase payments	2,440,104	21,212	18,121,278	385,728	11,003,919	494,754	5,538,731
Surrenders and terminations	(964,347)	(745)	(12,944,460)	(275,864)	(8,039,048)	(90,905)	(2,288,091)
Transfers between Investment Divisions	(292,398)	(16,057)	(488,012)	295,806	(13,809,502)	(20,669)	1,856,383
Contract owner charges	(89,477)	(649)	(3,052,553)	(24,698)	(1,947,505)	(58,278)	(319,383)
Net change in net assets
from contract transactions	1,093,882	3,761	1,636,253	380,972	(12,792,136)	324,902	4,787,640

Net change in net assets	(951,087)	(6,450)	(36,001,901)	(150,123)	(46,021,879)	(722,836)	(1,876,037)

Net assets beginning of year	12,291,777	61,421	292,683,372	4,593,902	188,199,228	6,141,176	41,681,597

Net assets end of year	$11,340,690	$54,971	$256,681,471	$4,443,779	$142,177,349	$5,418,340	$39,805,560

Contract unit transactions
Units outstanding at beginning of year	1,020,760	4,881	6,157,490	72,200	12,959,611	399,465	3,333,209
Units issued	395,639	6,298	1,394,941	22,337	1,423,451	107,232	965,565
Units redeemed	(299,052)	(6,071)	(1,364,172)	(16,012)	(2,492,862)	(83,849)	(544,348)
Units outstanding at end of year	1,117,347	5,108	6,188,259	78,525	11,890,200	422,848	3,754,426

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(6,465)	$(782,296)	$(21,801)	$(355)	$(602,417)	$(4,154)	$(36,131)
Net realized gain (loss) on investments in Funds	3,325	541,180	2,018	(34)	8,553,255	110,849	42,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	(218,041)	(10,766,361)	(810,197)	(2,873)	(21,833,495)	(430,440)	(145,305)
Net change in net assets
from operations	(221,181)	(11,007,477)	(829,980)	(3,262)	(13,882,657)	(323,745)	(139,394)

Contract transactions
Purchase payments	42,908	7,063,057	124,155	—	7,349,549	262,520	806,854
Surrenders and terminations	(25,400)	(2,184,219)	(140,113)	—	(1,400,620)	(44,850)	(172,868)
Transfers between Investment Divisions	169,349	1,523,815	401,953	94,123	17,978,902	(389,870)	22,465
Contract owner charges	(3,866)	(624,032)	(57,193)	—	(483,019)	(8,755)	(27,326)
Net change in net assets
from contract transactions	182,991	5,778,621	328,802	94,123	23,444,812	(180,955)	629,125

Net change in net assets	(38,190)	(5,228,856)	(501,178)	90,861	9,562,155	(504,700)	489,731

Net assets beginning of year	1,522,954	62,933,548	5,228,826	—	44,279,543	1,241,008	2,704,477

Net assets end of year	$1,484,764	$57,704,692	$4,727,648	$90,861	$53,841,698	$736,308	$3,194,208

Contract unit transactions
Units outstanding at beginning of year	115,598	4,672,485	366,726		1,762,051	44,901	221,744
Units issued	20,778	1,588,525	41,601	8,783	1,786,238	20,786	176,678
Units redeemed	(5,232)	(1,134,119)	(15,931)	—	(492,797)	(28,264)	(123,068)
Units outstanding at end of year	131,144	5,126,891	392,396	8,783	3,055,492	37,423	275,354

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(30)	$(398,581)	$(219)	$164,054	$6,471	$(7,445,723)	$(7,453)
Net realized gain (loss) on investments in Funds	(5)	(2,347,069)	(10,524)	6,562,916	53,064	17,934,942	55,088
Net change in unrealized appreciation
(depreciation) on investments in Funds	(275)	487,714	7,361	(23,895,883)	(174,937)	(104,658,683)	(246,301)
Net change in net assets
from operations	(310)	(2,257,936)	(3,382)	(17,168,913)	(115,402)	(94,169,464)	(198,666)

Contract transactions
Purchase payments	9,000	578,496	2,000	1,582,814	—	40,908,740	948,445
Surrenders and terminations	—	(2,022,110)	(795)	(3,806,641)	—	(32,332,882)	(76,464)
Transfers between Investment Divisions	—	(2,017,029)	(45,191)	1,150,403	46,933	(12,942,653)	(6,710)
Contract owner charges	(134)	(254,298)	(701)	(601,813)	(6,293)	(5,849,177)	(19,706)
Net change in net assets
from contract transactions	8,866	(3,714,941)	(44,687)	(1,675,237)	40,640	(10,215,972)	845,565

Net change in net assets	8,556	(5,972,877)	(48,069)	(18,844,150)	(74,762)	(104,385,436)	646,899

Net assets beginning of year	—	33,728,925	96,297	66,002,004	445,436	624,741,155	1,458,031

Net assets end of year	$8,556	$27,756,048	$48,228	$47,157,854	$370,674	$520,355,719	$2,104,930

Contract unit transactions
Units outstanding at beginning of year	-	3,366,526	8,477	2,290,666	10,319	9,112,904	14,863
Units issued	705	328,039	1,322	401,755	1,655	1,279,413	19,123
Units redeemed	(11)	(712,373)	(5,339)	(473,933)	(602)	(1,442,069)	(8,381)
Units outstanding at end of year	694	2,982,192	4,460	2,218,488	11,372	8,950,248	25,605

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(840,490)	$(8,005)	$(767,654)	$(517)	$(398,467)	$15,916	$(820,398)
Net realized gain (loss) on investments in Funds	4,379,964	60,927	210,700	(1,201)	—	1	3,102,036
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,003,670)	(53,530)	(18,418,725)	(31,368)	—	—	(5,978,579)
Net change in net assets
from operations	(464,196)	(608)	(18,975,679)	(33,086)	(398,467)	15,917	(3,696,941)

Contract transactions
Purchase payments	3,361,148	66,640	848,695	—	30,266,238	2,330,996	2,057,522
Surrenders and terminations	(3,254,990)	(26,355)	(3,888,674)	(141)	(27,776,364)	(42,511)	(3,458,050)
Transfers between Investment Divisions	1,929,241	165,420	(111,559)	15,242	25,353,677	(4,918,708)	(403,642)
Contract owner charges	(744,003)	(14,046)	(635,807)	(709)	(1,082,529)	(7,554)	(688,943)
Net change in net assets
from contract transactions	1,291,396	191,659	(3,787,345)	14,392	26,761,022	(2,637,777)	(2,493,113)

Net change in net assets	827,200	191,051	(22,763,024)	(18,694)	26,362,555	(2,621,860)	(6,190,054)

Net assets beginning of year	60,740,855	1,328,850	69,241,475	101,189	114,353,248	4,449,918	59,585,981

Net assets end of year	$61,568,055	$1,519,901	$46,478,451	$82,495	$140,715,803	$1,828,058	$53,395,927

Contract unit transactions
Units outstanding at beginning of year	4,057,435	84,494	3,199,168	3,859	9,531,663	286,704	1,140,233
Units issued	1,529,479	28,816	384,708	2,657	12,304,967	173,648	220,322
Units redeemed	(1,431,903)	(16,933)	(573,766)	(2,109)	(9,876,404)	(344,681)	(271,290)
Units outstanding at end of year	4,155,011	96,377	3,010,110	4,407	11,960,226	115,671	1,089,265

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(344)
Net realized gain (loss) on investments in Funds	(32,016)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—
Net change in net assets
from operations	(32,360)

Contract transactions
Transfers between Investment Divisions	32,360
Net change in net assets
from contract transactions	32,360

Net change in net assets	—

Net assets beginning of year	—

Net assets end of year	$—

Contract unit transactions
Units outstanding at beginning of year	-
Units issued	4,011
Units redeemed	(4,011)
Units outstanding at end of year	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2023	96,675	5,024	0.00	17.333820	16.09	‡	2.00	23.123483	18.08		0.30
12/31/2022	86,102	5,229	0.00	14.577101	(21.51	)‡	2.15	19.583624	(20.05	)‡	0.30
12/31/2021	114,647	5,501	0.00	16.848967	12.23		2.80	25.618468	15.42		0.00
12/31/2020	99,990	5,467	0.00	15.012994	13.16		2.80	22.196601	16.37		0.00
12/31/2019	91,078	5,713	0.00	13.267306	22.57		2.80	19.073984	26.05		0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2023	454	24	0.00	22.528269	11.20	‡	0.65	18.475951	18.23	‡	0.45
12/31/2022	210	13	0.00	15.626616	(19.92)		0.45	N/A	N/A		N/A
12/31/2021	269	14	0.00	19.513475	15.21		0.45	24.799240	15.27		0.40
12/31/2020	758	40	0.00	16.937488	16.21		0.45	21.514713	1.58	‡	0.40
12/31/2019	282	19	0.00	14.574861	25.80		0.45	14.574861	25.80		0.45
JNL Bond Index Fund - Class I
12/31/2023	114	14	0.00	8.453609	5.07		0.40	N/A	N/A		N/A
12/31/2022	175	22	0.00	8.046010	(13.45)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.296795	0.43	‡	0.40	9.296795	0.43	‡	0.40
JNL Conservative Allocation Fund - Class A
12/31/2023	44,471	3,614	0.00	11.119550	7.07		2.05	14.191263	9.28		0.00
12/31/2022	44,449	3,903	0.00	10.385406	(14.89)		2.05	12.986148	(13.13)		0.00
12/31/2021	54,963	4,135	0.00	12.202650	1.57		2.05	14.949674	3.67		0.00
12/31/2020	51,588	3,976	0.00	12.013945	5.33		2.05	14.419806	7.51		0.00
12/31/2019	34,589	2,832	0.00	11.405731	3.81	‡	2.05	13.412046	12.46		0.00
JNL Conservative Allocation Fund - Class I
12/31/2023	50	4	0.00	13.532901	9.12		0.45	N/A	N/A		N/A
12/31/2022	85	7	0.00	12.402401	(13.28)		0.45	N/A	N/A		N/A
12/31/2021	—	—	0.00	14.302398	3.60		0.45	14.558496	3.72		0.40
12/31/2020	—	—	0.00	13.805235	7.37		0.45	13.805235	7.37		0.45
12/31/2019	57	4	0.00	12.857871	12.16		0.45	12.857871	12.16		0.45
JNL Emerging Markets Index Fund - Class I
12/31/2023	33	4	0.00	7.843183	9.43		0.40	N/A	N/A		N/A
12/31/2022	18	3	0.00	7.167337	(18.80)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	8.826961	(8.34	)‡	0.40	8.826961	(8.34	)‡	0.40
JNL Growth Allocation Fund - Class A
12/31/2023	201,519	10,426	0.00	17.070416	14.08	‡	2.15	24.579364	16.55		0.00
12/31/2022	190,113	11,310	0.00	14.607499	(9.25	)‡	2.30	21.088487	(18.64)		0.00
12/31/2021	174,616	8,285	0.00	17.941534	10.38		2.46	25.920980	13.13		0.00
12/31/2020	170,138	8,995	0.00	16.253851	12.54		2.46	22.912063	15.34		0.00
12/31/2019	155,698	9,370	0.00	14.442554	20.68		2.46	19.864068	23.68		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Bond Index Fund - Class I - April 26, 2021; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2023	207	10	0.00	22.766780	16.14		0.65	18.681448	16.38		0.45
12/31/2022	294	18	0.00	19.602136	(8.05	)‡	0.65	16.052635	(18.77	)‡	0.45
12/31/2021	227	11	0.00	19.761486	13.00		0.45	24.733647	10.09		0.40
12/31/2020	212	12	0.00	17.487446	15.18		0.45	17.487446	15.18		0.45
12/31/2019	78	5	0.00	15.182600	23.43		0.45	15.182600	23.43		0.45
JNL International Index Fund - Class I
12/31/2023	331	35	2.87	9.578221	17.37		0.40	N/A	N/A		N/A
12/31/2022	269	33	4.66	8.161052	(14.09)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.499912	2.72	‡	0.40	9.499912	2.72	‡	0.40
JNL iShares Tactical Growth Fund - Class A
12/31/2023	40,770	1,983	1.91	18.515479	11.76		2.00	23.491893	14.01		0.00
12/31/2022	34,480	1,888	1.38	16.567048	(17.02	)‡	2.00	20.604720	(15.35)		0.00
12/31/2021	41,382	1,894	1.03	19.634140	12.57		2.17	24.341823	15.04		0.00
12/31/2020	28,824	1,502	1.87	17.441378	9.87		2.17	21.159130	12.28		0.00
12/31/2019	27,606	1,592	1.66	15.874552	13.28	‡	2.17	18.844911	21.65		0.00
JNL iShares Tactical Growth Fund - Class I
12/31/2023	321	16	2.32	22.339753	13.61		0.65	19.642981	13.84		0.45
12/31/2022	234	13	1.72	19.663143	(15.67)		0.65	17.255082	(15.50	)‡	0.45
12/31/2021	261	13	1.26	23.316112	14.68		0.65	23.715534	12.66		0.40
12/31/2020	228	13	2.43	20.331083	11.87		0.65	17.770189	12.09		0.45
12/31/2019	150	9	2.78	18.174384	5.72	‡	0.65	15.853374	21.47		0.45
JNL iShares Tactical Moderate Fund - Class A
12/31/2023	20,060	1,395	2.36	13.293339	7.66		1.80	16.467972	9.61		0.00
12/31/2022	17,521	1,316	1.50	12.348040	(14.70)		1.80	15.024780	(13.15)		0.00
12/31/2021	19,349	1,246	1.26	14.475381	5.72		1.80	17.299916	7.64		0.00
12/31/2020	16,471	1,132	1.89	13.691881	6.74		1.80	16.071629	8.68		0.00
12/31/2019	13,540	996	2.08	12.827010	9.66	‡	1.80	14.787857	14.38		0.00
JNL iShares Tactical Moderate Fund - Class I
12/31/2023	—	—	0.00	15.771683	5.10		0.60	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2021	—	—	0.00	15.492926	7.52		0.45	16.876533	7.23		0.40
12/31/2020	—	—	0.00	14.408981	8.49		0.45	14.408981	8.49		0.45
12/31/2019	—	—	0.00	13.281176	14.22		0.45	13.281176	14.22		0.45
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2023	30,240	1,728	2.15	15.776994	9.51		2.05	20.135419	11.77		0.00
12/31/2022	28,514	1,801	1.42	14.406633	(16.10)		2.05	18.014401	(14.36)		0.00
12/31/2021	32,988	1,759	1.14	17.170726	9.07		2.05	21.036201	11.32		0.00
12/31/2020	29,181	1,711	1.90	15.743450	8.89		2.05	18.896233	11.15		0.00
12/31/2019	30,710	1,966	2.01	14.458039	0.50	‡	2.05	17.001293	18.06		0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL International Index Fund - Class I - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2023	1,973	100	2.64	17.450250	11.58		0.45	19.723814	11.64	0.40
12/31/2022	1,605	91	1.71	15.638858	(14.47)		0.45	17.667629	(14.43)	0.40
12/31/2021	1,969	96	1.36	18.285403	11.13		0.45	20.647222	11.18	0.40
12/31/2020	1,858	100	8.67	16.454715	10.92		0.45	18.570742	8.52 ‡	0.40
12/31/2019	25	2	3.01	14.834546	17.92		0.45	14.834546	17.92	0.45
JNL Mid Cap Index Fund - Class I
12/31/2023	258	27	0.00	9.662547	15.85		0.40	N/A	N/A	N/A
12/31/2022	185	22	0.00	8.340244	(13.47)		0.40	N/A	N/A	N/A
12/31/2021+	—	—	0.00	9.638391	3.60	‡	0.40	9.638391	3.60 ‡	0.40
JNL Moderate Allocation Fund - Class A
12/31/2023	118,273	7,931	0.00	13.801475	9.67		2.05	17.614458	11.94	0.00
12/31/2022	114,512	8,473	0.00	12.583981	(16.43	)‡	2.05	15.735588	(14.70)	0.00
12/31/2021	140,184	8,740	0.00	14.909009	5.11		2.15	18.447149	7.40	0.00
12/31/2020	142,291	9,402	0.00	14.184001	8.83		2.15	17.176765	11.20	0.00
12/31/2019	48,445	3,456	0.00	13.033128	13.21		2.15	15.447357	15.67	0.00
JNL Moderate Allocation Fund - Class I
12/31/2023	180	11	0.00	16.848884	6.54	‡	0.60	17.121350	11.91	0.40
12/31/2022	160	11	0.00	14.607574	(14.89)		0.45	15.299074	(14.85)	0.40
12/31/2021	129	8	0.00	17.162935	7.27		0.45	17.966429	6.41	0.40
12/31/2020	121	8	0.00	15.999748	11.03		0.45	15.999748	11.03	0.45
12/31/2019	96	7	0.00	14.410326	15.57		0.45	14.410326	15.57	0.45
JNL Moderate Growth Allocation Fund - Class A
12/31/2023	218,973	11,883	0.00	15.558654	11.04		2.40	23.372026	13.73	0.00
12/31/2022	220,114	13,394	0.00	14.011441	(17.77	)‡	2.40	20.549935	(15.77)	0.00
12/31/2021	290,569	14,691	0.00	10.712462	4.30		5.50	24.398234	10.20	0.00
12/31/2020	284,537	15,664	0.00	10.270875	6.77		5.50	22.140572	12.81	0.00
12/31/2019	149,565	9,060	0.00	9.619359	13.13		5.50	19.626352	19.53	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2023	133	7	0.00	21.651840	13.33		0.65	18.040566	13.56	0.45
12/31/2022	131	7	0.00	19.105227	(16.06)		0.65	15.887020	(15.89)‡	0.45
12/31/2021	158	7	0.00	22.761146	9.84		0.65	23.282505	8.44	0.40
12/31/2020	143	7	0.00	20.722013	12.45		0.65	17.162765	12.67	0.45
12/31/2019	330	21	0.00	18.427997	4.39	‡	0.65	15.232277	19.31	0.45
JNL Multi-Manager Alternative Fund - Class A
12/31/2023	14,230	1,312	0.00	10.009702	9.09		2.05	11.958607	11.34	0.00
12/31/2022	13,685	1,390	0.00	9.175728	(12.30)		2.05	10.740412	(10.49)	0.00
12/31/2021	16,124	1,447	0.00	10.462891	0.70		2.05	11.999213	2.78	0.00
12/31/2020	11,606	1,055	0.00	10.390475	10.74	‡	2.05	11.674366	7.58	0.00
12/31/2019	1,639	158	0.00	10.235567	7.73		1.25	10.852111	9.08	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Mid Cap Index Fund - Class I - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2023	218	18	0.00	11.306184	10.55		0.90	11.807911	11.10	0.40
12/31/2022	199	19	0.00	10.227471	(11.00)		0.90	10.628030	(10.56)	0.40
12/31/2021	230	19	0.00	11.492052	0.97	‡	0.90	11.882608	1.51	0.40
12/31/2020+	50	4	0.00	11.615764	15.20	‡	0.45	11.615764	15.20 ‡	0.45
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2023	53,796	4,425	1.43	10.099963	7.45		2.45	15.586855	10.11	0.00
12/31/2022	53,467	4,775	0.83	9.399528	(25.96	)‡	2.45	14.155821	(24.13)	0.00
12/31/2021	79,728	5,328	1.23	11.555415	(2.94)		3.06	18.657801	0.08	0.00
12/31/2020	85,696	5,660	1.55	11.905086	5.62		3.06	18.643117	8.86	0.00
12/31/2019	35,004	2,468	2.05	11.271844	14.30		3.06	17.125830	17.85	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2023	464	30	1.85	14.481173	9.76		0.65	15.135410	10.03	0.40
12/31/2022	383	27	1.33	13.193753	(24.43)		0.65	13.755396	(24.24)	0.40
12/31/2021	489	26	1.78	17.457961	(0.25)		0.65	18.155661	(0.00)	0.40
12/31/2020	403	21	1.70	17.502317	54.10	‡	0.65	18.156455	2.30 ‡	0.40
12/31/2019	140	8	2.41	17.451548	17.64		0.45	17.451548	17.64	0.45
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2023	32,183	2,505	2.86	12.409060	19.99		2.05	13.856269	22.47	0.00
12/31/2022	27,706	2,605	1.08	10.341703	(31.84)		2.05	11.314129	(30.44)	0.00
12/31/2021	43,810	2,825	0.50	15.173519	1.65	‡	2.05	16.264320	15.62	0.00
12/31/2020	153	11	1.85	13.654617	30.53		1.25	14.067604	32.18	0.00
12/31/2019	141	13	0.52	10.460541	10.03	‡	1.25	10.643000	31.72	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2023	117	9	2.95	13.741966	22.29		0.45	N/A	N/A	N/A
12/31/2022	111	10	2.17	11.237626	(30.59)		0.45	N/A	N/A	N/A
12/31/2021+	74	5	0.49	16.189218	3.02	‡	0.45	16.216587	3.06 ‡	0.40
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2023	33,432	1,839	0.00	17.294421	10.06		2.05	20.077704	12.33	0.00
12/31/2022	30,393	1,853	0.00	15.714214	(18.13	)‡	2.05	17.873922	(16.44)	0.00
12/31/2021	29,107	1,462	0.00	18.934424	21.41		2.31	21.391475	24.25	0.00
12/31/2020	18,087	1,113	0.00	15.595585	11.90		2.31	17.217076	14.52	0.00
12/31/2019	13,304	926	0.00	13.936793	25.83		2.31	15.034532	28.77	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2023	1,149	58	0.00	19.545724	11.91	‡	0.65	19.876493	12.19	0.40
12/31/2022	1,174	67	0.00	17.192861	(16.93)		0.90	17.716735	(16.52)	0.40
12/31/2021	1,041	49	0.00	20.697681	17.93	‡	0.90	21.222270	18.70	0.40
12/31/2020	581	34	0.00	16.948167	14.21		0.65	17.090970	14.44	0.45
12/31/2019	319	21	0.00	14.839081	9.45	‡	0.65	14.934218	28.52	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2023	149,708	2,094	0.00	54.243074	13.51		2.45	105.856774	16.32	0.00
12/31/2022	134,893	2,163	0.00	47.785894	(32.74	)‡	2.45	91.004000	(31.08)	0.00
12/31/2021	205,577	2,235	0.00	63.080557	(0.04)		2.92	132.033743	2.92	0.00
12/31/2020	180,836	2,008	0.00	63.106338	42.21		2.92	128.286352	46.43	0.00
12/31/2019	133,034	2,134	0.00	44.375064	31.98		2.92	87.612194	35.89	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2023	1,556	15	0.00	94.264293	15.92		0.65	100.921167	16.21	0.40
12/31/2022	1,331	15	0.00	81.316869	(31.32)		0.65	86.842651	(31.15)	0.40
12/31/2021	1,967	15	0.00	118.403700	2.55		0.65	126.134858	2.81	0.40
12/31/2020	1,469	12	0.00	115.456644	45.91		0.65	122.688290	3.16 ‡	0.40
12/31/2019	360	4	0.00	79.126417	11.27	‡	0.65	91.133832	35.70	0.45
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2023	103,066	3,458	0.00	26.643321	18.52	‡	2.05	39.065193	20.97	0.00
12/31/2022	88,548	3,546	0.00	21.511325	(14.15	)‡	2.30	32.292827	(12.16)	0.00
12/31/2021	114,922	3,983	0.00	22.597995	19.45		2.92	36.761386	22.99	0.00
12/31/2020	58,134	2,445	0.00	18.918294	2.72		2.92	29.889760	5.76	0.00
12/31/2019	55,693	2,439	0.00	18.417571	21.66		2.92	28.261268	25.26	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2023	1,014	26	0.00	36.120161	20.59		0.65	37.850928	20.89	0.40
12/31/2022	341	11	0.00	29.952372	(12.50)		0.65	31.310476	(12.28)	0.40
12/31/2021	148	4	0.00	34.232761	5.37	‡	0.65	35.691941	11.00	0.40
12/31/2020	46	2	0.00	30.479961	5.61		0.45	30.479961	5.61	0.45
12/31/2019	40	1	0.00	28.860443	25.01		0.45	28.860443	25.01	0.45
JNL S&P 500 Index Fund - Class I
12/31/2023	18,350	897	0.00	19.915149	25.04		0.90	20.548928	25.67	0.40
12/31/2022	13,200	811	0.00	15.926994	(12.19	)‡	0.90	16.352100	(18.50)	0.40
12/31/2021	16,750	837	0.00	19.851890	27.69		0.65	20.064693	28.01	0.40
12/31/2020	11,636	744	0.00	15.546485	17.39		0.65	15.673907	17.68	0.40
12/31/2019	3,914	294	0.00	13.243535	30.40		0.65	13.318749	30.73	0.40
JNL Small Cap Index Fund - Class I
12/31/2023	145	16	0.00	9.323677	15.62		0.40	N/A	N/A	N/A
12/31/2022	150	19	0.00	8.064381	(16.57)		0.40	N/A	N/A	N/A
12/31/2021+	—	—	0.00	9.666081	3.90	‡	0.40	9.666081	3.90 ‡	0.40
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2023	1,882	178	0.00	10.504969	13.74		1.65	10.620857	14.49	1.00
12/31/2022+	929	100	0.00	9.235576	(7.64	)‡	1.65	9.276535	(7.23)‡	1.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Small Cap Index Fund - Class I - April 26, 2021; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/AB Sustainable Global Thematic Fund - Class I
12/31/2023	83	8	0.00	10.778235	15.51		0.45	N/A	N/A		N/A
12/31/2022+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL/American Funds Balanced Fund - Class A
12/31/2023	193,175	8,924	0.00	16.732189	11.05		2.50	30.239257	13.85		0.00
12/31/2022	166,770	8,673	0.00	15.067650	(15.88	)‡	2.50	26.560432	(13.76)		0.00
12/31/2021	183,225	8,122	0.00	12.943387	10.21		4.00	30.797812	14.71		0.00
12/31/2020	133,736	6,751	0.00	11.744518	7.66		4.00	26.848363	21.11	‡	0.00
12/31/2019	102,172	5,725	0.00	10.908516	16.04		4.00	22.585843	20.41		0.30
JNL/American Funds Balanced Fund - Class I
12/31/2023	1,211	41	0.00	27.386202	13.44		0.65	29.055555	13.72		0.40
12/31/2022	1,053	41	0.00	24.141777	(14.02)		0.65	25.549513	(13.81)		0.40
12/31/2021	336	11	0.00	28.079692	14.34		0.65	29.643066	12.98		0.40
12/31/2020	235	9	0.00	24.558701	11.66		0.65	27.681904	11.88		0.45
12/31/2019	220	9	0.00	21.995015	20.30		0.65	24.742667	20.54		0.45
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2023	18,219	2,048	0.00	8.748143	2.59		2.00	9.220063	4.65		0.00
12/31/2022	8,788	1,020	0.00	8.527509	(2.31	)‡	2.00	8.810060	(12.86)		0.00
12/31/2021+	3,130	312	0.00	9.993349	0.03	‡	1.70	10.110000	1.20		0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2023	675	74	0.00	9.138885	4.18		0.65	9.191075	4.44	‡	0.40
12/31/2022	259	30	0.00	8.772561	(13.10)		0.65	8.793283	(12.93	)‡	0.45
12/31/2021+	53	5	0.00	10.095262	(0.34	)‡	0.65	10.102394	1.13	‡	0.40
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2023	23,977	1,938	0.00	11.763279	6.14		2.25	13.209971	8.55		0.00
12/31/2022	20,560	1,780	0.00	11.083076	(9.57)		2.25	12.169973	(7.52)		0.00
12/31/2021	19,204	1,517	0.00	12.256597	11.99		2.25	13.159971	14.53		0.00
12/31/2020	10,450	937	0.00	10.944721	1.67		2.25	11.489968	3.98		0.00
12/31/2019	7,946	731	0.00	10.765128	13.66	‡	2.25	11.050000	17.43		0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2023	221	17	0.00	12.869064	7.94		0.90	13.118562	8.43		0.45
12/31/2022	304	25	0.00	11.922299	(8.12)		0.90	12.099051	(7.70	)‡	0.45
12/31/2021	326	25	0.00	12.975389	12.08	‡	0.90	13.130922	12.89		0.40
12/31/2020	110	10	0.00	11.459295	3.56		0.65	11.456404	3.76		0.45
12/31/2019	82	7	0.00	11.065864	5.67	‡	0.65	11.040984	17.29		0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AB Sustainable Global Thematic Fund - Class I - April 25, 2022; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Capital World Bond Fund - Class A
12/31/2023	21,557	2,333	0.00	8.513130	3.67		2.05	11.264249	5.81	0.00
12/31/2022	20,758	2,348	0.00	8.211454	(19.56	)‡	2.05	10.645230	(17.90)	0.00
12/31/2021	26,076	2,386	0.00	9.343050	(7.95)		2.81	12.966599	(5.33)	0.00
12/31/2020	28,541	2,440	0.00	10.149999	6.51		2.81	13.264931	9.22	0.30
12/31/2019	28,096	2,594	0.00	9.529309	4.53		2.81	12.144985	7.19	0.30
JNL/American Funds Capital World Bond Fund - Class I
12/31/2023	187	18	0.00	10.680837	5.43		0.65	11.052291	5.68	0.40
12/31/2022	70	7	0.00	10.131218	(18.20)		0.65	10.458125	(18.00)	0.40
12/31/2021	61	5	0.00	12.385177	(5.63)		0.65	12.753708	(2.38)	0.40
12/31/2020	51	4	0.00	13.124743	9.16		0.65	13.863376	9.38	0.45
12/31/2019	30	3	0.00	12.023437	1.20	‡	0.65	12.673988	7.34	0.45
JNL/American Funds Global Growth Fund - Class A
12/31/2023	66,941	2,870	0.00	21.587349	19.60		2.05	26.655140	22.06	0.00
12/31/2022	54,050	2,789	0.00	18.050361	(26.53)		2.05	21.836866	(25.01)	0.00
12/31/2021	69,136	2,638	0.00	24.567633	13.72		2.05	29.119537	16.08	0.00
12/31/2020	47,530	2,076	0.00	21.602939	10.04	‡	2.05	25.085867	30.09	0.00
12/31/2019	28,703	1,604	0.00	17.003111	32.27		2.00	19.284081	34.95	0.00
JNL/American Funds Global Growth Fund - Class I
12/31/2023	1,056	42	0.00	25.565248	21.70		0.65	26.230970	22.01	0.40
12/31/2022	693	33	0.00	21.006375	(25.31)		0.65	21.499720	(25.12)	0.40
12/31/2021	1,384	50	0.00	28.123848	15.71		0.65	28.712720	8.42	0.40
12/31/2020	390	16	0.00	24.305805	29.57		0.65	23.124886	29.82	0.45
12/31/2019	335	18	0.00	18.759522	34.51		0.65	17.812442	34.78	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2023	41,522	2,196	0.00	17.403541	13.49		2.05	23.038355	15.84	0.00
12/31/2022	38,992	2,356	0.00	15.334585	(31.22	)‡	2.05	19.888860	(29.80)	0.00
12/31/2021	57,235	2,394	0.00	21.018966	3.69		2.56	28.332960	6.38	0.00
12/31/2020	53,109	2,335	0.00	20.271121	26.05		2.56	25.795260	28.93	0.30
12/31/2019	44,937	2,519	0.00	16.081681	27.78		2.56	20.006829	30.70	0.30
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2023	190	8	0.00	21.813820	15.34		0.65	23.177544	15.57	0.45
12/31/2022	168	9	0.00	18.912667	(30.04)		0.65	20.054968	(29.90)‡	0.45
12/31/2021	244	9	0.00	27.033635	6.01		0.65	27.833578	0.52	0.40
12/31/2020	191	7	0.00	25.499856	28.94		0.65	26.932191	29.20	0.45
12/31/2019	124	6	0.00	19.776525	8.84	‡	0.65	20.845645	30.85	0.45
JNL/American Funds Growth Allocation Fund - Class A
12/31/2023	222,497	10,204	0.00	19.676791	14.54		2.30	25.732553	17.20	0.00
12/31/2022	184,920	9,807	0.00	17.178743	(21.10	)‡	2.30	21.956353	(19.27)	0.00
12/31/2021	230,946	9,747	0.00	18.115535	8.96		4.20	27.196997	13.64	0.00
12/31/2020	182,000	8,638	0.00	16.625524	15.10		4.20	23.933335	20.04	0.00
12/31/2019	139,861	7,868	0.00	14.443881	5.35	‡	4.20	19.937405	23.37	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class I
12/31/2023	2,160	88	0.00	24.498250	16.82	0.65	25.037882	17.11	0.40
12/31/2022	1,855	88	0.00	20.970735	(19.57)	0.65	21.379301	(19.37)	0.40
12/31/2021	2,035	78	0.00	26.074637	13.23	0.65	26.516477	11.70	0.40
12/31/2020	622	27	0.00	23.027919	19.63	0.65	22.783477	19.88	0.45
12/31/2019	113	6	0.00	19.248838	22.91	0.65	19.005876	23.16	0.45
JNL/American Funds Growth Fund - Class A
12/31/2023	328,046	7,567	0.00	38.792921	34.90	2.30	51.003354	38.03	0.00
12/31/2022	222,669	6,994	0.00	28.755981	(31.74)	2.30	36.949826	(30.15)	0.00
12/31/2021	277,194	5,992	0.00	42.125778	18.84	2.30	52.901914	21.61	0.00
12/31/2020	196,510	5,099	0.00	35.446581	48.15	2.30	43.501958	51.60	0.00
12/31/2019	86,756	3,361	0.00	23.925630	27.36	2.30	28.695198	30.32	0.00
JNL/American Funds Growth Fund - Class I
12/31/2023	4,448	90	0.00	47.086792	37.22	0.90	49.974592	37.91	0.40
12/31/2022	2,594	73	0.00	34.313757	(30.57)	0.90	36.237028	(30.22)	0.40
12/31/2021	2,478	49	0.00	49.423738	14.28 ‡	0.90	51.934108	21.48	0.40
12/31/2020	1,166	28	0.00	41.808168	51.05	0.65	42.749437	51.43	0.40
12/31/2019	366	13	0.00	27.678526	15.68 ‡	0.65	28.230990	30.23	0.40
JNL/American Funds Growth-Income Fund - Class A
12/31/2023	581,323	16,382	0.00	31.385136	22.82	2.30	42.972066	25.67	0.00
12/31/2022	470,230	16,428	0.00	25.553940	(18.71)‡	2.30	34.194782	(16.82)	0.00
12/31/2021	580,445	16,625	0.00	29.653683	20.24	2.80	41.111171	23.65	0.00
12/31/2020	463,055	16,185	0.00	24.663099	9.98	2.80	33.248209	13.10	0.00
12/31/2019	427,858	16,701	0.00	22.425855	22.19	2.80	29.397385	25.66	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2023	6,746	160	0.00	40.667007	25.24	0.65	42.080236	25.56	0.40
12/31/2022	5,679	168	0.00	32.470445	(17.11)	0.65	33.515170	(16.91)	0.40
12/31/2021	5,535	137	0.00	39.173843	23.21	0.65	40.333558	23.51	0.40
12/31/2020	3,252	99	0.00	31.795542	12.72	0.65	32.655090	13.01	0.40
12/31/2019	1,573	55	0.00	28.206779	25.22	0.65	28.896977	25.53	0.40
JNL/American Funds International Fund - Class A
12/31/2023	86,482	5,912	0.00	13.161835	12.84	2.20	17.771951	15.33	0.00
12/31/2022	77,130	5,998	0.00	11.664490	(22.80)‡	2.20	15.409134	(21.08)	0.00
12/31/2021	103,885	6,279	0.00	14.425179	(4.33)	2.60	19.524271	(1.82)	0.00
12/31/2020	105,766	6,203	0.00	15.078742	10.65	2.60	19.886037	13.56	0.00
12/31/2019	104,569	6,872	0.00	13.627658	19.31	2.60	17.511911	22.45	0.00
JNL/American Funds International Fund - Class I
12/31/2023	662	39	0.00	16.278611	14.74	0.90	17.429769	15.31	0.40
12/31/2022	451	31	0.00	14.187852	(21.58)	0.90	15.115642	(21.19)	0.40
12/31/2021	444	24	0.00	18.092265	(5.52)‡	0.90	19.179451	(2.33)	0.40
12/31/2020	340	18	0.00	19.047295	13.19	0.65	20.117462	13.42	0.45
12/31/2019	275	16	0.00	16.827274	22.01	0.65	17.737188	22.26	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2023	146,856	8,100	0.00	16.434934	11.31		2.25	21.368118	13.83	0.00
12/31/2022	136,580	8,462	0.00	14.765343	(19.08	)‡	2.25	18.771415	(17.24)	0.00
12/31/2021	172,640	8,736	0.00	15.108317	5.44		4.20	22.682125	9.96	0.00
12/31/2020	163,117	8,959	0.00	14.329284	12.49		4.20	20.627709	17.32	0.00
12/31/2019	147,102	9,353	0.00	12.737887	3.87	‡	4.20	17.582562	18.65	0.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2023	1,721	83	0.00	20.344626	13.48		0.65	20.946986	13.76	0.40
12/31/2022	1,357	75	0.00	17.928349	(17.51)		0.65	18.413210	(17.31)	0.40
12/31/2021	1,471	67	0.00	21.734835	9.55		0.65	22.267041	6.25	0.40
12/31/2020	854	43	0.00	19.840854	1.30	‡	0.65	19.688250	17.14	0.45
12/31/2019	56	3	0.00	16.807533	18.46		0.45	16.807533	18.46	0.45
JNL/American Funds New World Fund - Class A
12/31/2023	80,882	5,136	0.00	14.534025	13.12	‡	2.05	19.232630	15.46	0.00
12/31/2022	74,098	5,361	0.00	12.527637	(24.14	)‡	2.25	16.657472	(22.42)	0.00
12/31/2021	99,269	5,492	0.00	11.301153	(1.13)		5.50	21.471421	4.46	0.00
12/31/2020	92,284	5,268	0.00	11.430569	16.47		5.50	20.555056	49.92 ‡	0.00
12/31/2019	78,394	5,436	0.00	9.814195	21.80		5.50	16.226364	28.30	0.30
JNL/American Funds New World Fund - Class I
12/31/2023	1,061	56	0.00	18.217456	15.06		0.65	18.850240	15.34	0.40
12/31/2022	915	56	0.00	15.833631	(22.71)		0.65	16.342807	(22.51)	0.40
12/31/2021	783	37	0.00	20.485249	4.10		0.65	21.091399	2.38	0.40
12/31/2020	632	31	0.00	19.679144	22.64		0.65	20.784458	22.89	0.45
12/31/2019	300	18	0.00	16.046173	14.37	‡	0.65	16.913545	28.42	0.45
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2023	269,883	8,665	0.00	27.950185	14.27		2.30	38.267043	16.92	0.00
12/31/2022	248,659	9,206	0.00	24.460589	(10.96	)‡	2.30	32.730059	(8.90)	0.00
12/31/2021	280,940	9,337	0.00	26.966013	24.22		2.46	35.926057	27.31	0.00
12/31/2020	232,525	9,708	0.00	21.708818	5.78		2.46	27.330046	8.09	0.30
12/31/2019	239,318	10,667	0.00	20.521790	18.02		2.46	25.283736	20.60	0.30
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2023	1,136	30	0.00	35.006712	16.20		0.90	37.483068	16.78	0.40
12/31/2022	852	26	0.00	30.125690	(9.45)		0.90	32.096252	(9.00)	0.40
12/31/2021	1,126	32	0.00	33.270710	26.56		0.90	35.270583	27.19	0.40
12/31/2020	1,066	38	0.00	26.289069	7.74		0.90	27.730258	0.97 ‡	0.40
12/31/2019	519	20	0.00	24.399629	7.63	‡	0.90	26.348347	20.82	0.45
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2023	37,345	2,706	0.00	13.295049	8.06		2.30	14.749992	10.57	0.00
12/31/2022	37,073	2,927	0.00	12.303039	(10.64)		2.30	13.339990	(8.57)	0.00
12/31/2021	41,826	2,975	0.00	13.768132	19.22		2.30	14.589997	21.99	0.00
12/31/2020	5,789	494	0.00	11.548805	9.23		2.30	11.960000	11.78	0.00
12/31/2019+	2,946	278	0.00	10.572458	5.04	‡	2.30	10.700000	7.00 ‡	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2023	98	7	0.00	14.517414	10.19		0.65	14.649351	10.41		0.45
12/31/2022	88	7	0.00	13.174995	(8.89)		0.65	13.268339	(8.71	)‡	0.45
12/31/2021	50	3	0.00	14.460791	4.17	‡	0.65	14.552379	24.68		0.40
12/31/2020	29	2	0.00	11.928123	11.63		0.45	11.928123	11.63		0.45
12/31/2019+	—	—	0.00	10.684941	6.85	‡	0.45	10.684941	6.85	‡	0.45
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2023	62,796	5,553	0.00	10.870141	11.35		2.05	12.185145	13.65		0.00
12/31/2022	58,675	5,816	0.42	9.762138	(38.50	)‡	2.05	10.721682	(37.23)		0.00
12/31/2021	94,547	5,796	0.00	15.690229	(9.11)		2.32	17.080058	(6.97)		0.00
12/31/2020	97,028	5,462	0.00	17.261956	53.06		2.32	18.360048	56.66		0.00
12/31/2019	50,048	4,352	0.00	11.277712	27.52		2.32	11.720039	30.51		0.00
JNL/Baillie Gifford International Growth Fund - Class I
12/31/2023	1,004	83	0.00	12.090313	13.36		0.65	12.281054	13.64		0.40
12/31/2022	781	73	0.76	10.665731	(37.47	)‡	0.65	10.807017	(37.31)		0.40
12/31/2021	1,649	97	0.00	16.875010	(7.53)		0.90	17.238817	(7.06)		0.40
12/31/2020	1,612	88	0.00	18.248759	55.76		0.90	18.549189	52.92	‡	0.40
12/31/2019	161	14	0.00	11.716031	29.68		0.90	11.670376	30.27		0.45
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
12/31/2023	879	157	0.00	5.541460	44.00	‡	1.25	5.730027	45.80	‡	0.00
12/31/2022	472	122	0.00	3.851607	(56.27)		1.20	3.874299	(56.12	)‡	0.85
12/31/2021+	1,604	182	0.00	8.807601	(13.96	)‡	1.20	8.880000	(11.20)		0.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2023	142,788	8,684	0.00	14.613789	11.37		2.30	19.806487	13.96	‡	0.00
12/31/2022	139,823	9,553	0.00	13.121414	(17.46	)‡	2.30	16.960349	(9.29	)‡	0.20
12/31/2021	184,379	10,486	0.00	15.440094	4.59		2.56	20.578955	7.30		0.00
12/31/2020	184,148	11,091	0.00	14.762765	15.93		2.56	19.178863	18.94		0.00
12/31/2019	175,605	12,403	0.00	12.734106	14.73		2.56	16.125218	17.71		0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2023	294	16	0.00	18.781957	13.61		0.65	19.898781	13.84		0.45
12/31/2022	166	10	0.00	16.531244	(15.87)		0.65	17.479343	(15.70	)‡	0.45
12/31/2021	133	7	0.00	19.649532	6.99		0.65	20.208759	6.73		0.40
12/31/2020	97	6	0.00	18.364999	18.46		0.65	19.340897	18.70		0.45
12/31/2019	82	6	0.00	15.503390	10.00	‡	0.65	16.294561	17.55		0.45
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2023	61,813	5,319	0.00	9.935026	(3.87)		2.30	14.682834	(1.61)		0.00
12/31/2022	89,660	7,489	0.00	10.335396	14.99	‡	2.30	14.922780	17.66		0.00
12/31/2021	59,655	5,772	0.00	8.025216	26.65		3.06	12.683225	30.59		0.00
12/31/2020	46,862	5,853	0.00	6.336397	1.15		3.06	9.712378	4.29		0.00
12/31/2019	39,911	5,168	0.00	6.264276	11.33		3.06	9.312459	14.79		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019; JNL/Baillie Gifford U.S. Equity Growth Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2023	330	23	0.00	13.680737	(1.99)		0.65	14.273962	(1.74)‡	0.40
12/31/2022	313	22	0.00	13.958200	17.41		0.65	14.412417	17.64 ‡	0.45
12/31/2021	55	5	0.00	11.888426	(0.39	)‡	0.65	12.341663	18.09	0.40
12/31/2020	0	0	0.00	9.403735	4.15		0.45	9.403735	4.15	0.45
12/31/2019	—	—	0.00	9.029379	8.32	‡	0.45	9.029379	8.32 ‡	0.45
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2023	316,499	2,985	0.00	76.974518	45.87		2.60	162.084757	49.70	0.00
12/31/2022	221,630	3,092	0.00	52.769937	(39.47	)‡	2.60	108.273468	(37.88)	0.00
12/31/2021	392,192	3,349	0.00	79.426966	16.95		2.95	174.288237	20.45	0.00
12/31/2020	342,588	3,485	0.00	67.916317	34.40		2.95	144.697825	41.12 ‡	0.00
12/31/2019	235,864	3,296	0.00	50.532403	28.46		2.95	97.078302	31.90	0.30
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2023	3,082	20	0.00	144.767525	49.16		0.65	155.513349	49.53	0.40
12/31/2022	2,060	19	0.00	97.053870	(38.09)		0.65	103.998426	(37.93)	0.40
12/31/2021	3,274	19	0.00	156.760571	20.02		0.65	167.559082	20.32	0.40
12/31/2020	2,333	16	0.00	130.609905	37.95		0.65	139.258459	38.29	0.40
12/31/2019	758	7	0.00	94.679703	28.70	‡	0.65	100.697030	32.20	0.40
JNL/Causeway International Value Select Fund - Class A
12/31/2023	59,511	2,976	1.58	14.814685	25.07		2.60	29.006036	28.35	0.00
12/31/2022	40,809	2,591	1.33	11.845475	(9.43	)‡	2.60	22.598956	(7.05)	0.00
12/31/2021	45,963	2,675	1.32	10.136400	4.59		3.67	24.312772	8.50	0.00
12/31/2020	42,356	2,645	4.76	9.691792	2.08		3.67	22.408637	5.89	0.00
12/31/2019	41,381	2,697	2.87	9.494478	14.69		3.67	21.161334	18.97	0.00
JNL/Causeway International Value Select Fund - Class I
12/31/2023	638	22	1.47	26.010370	8.07	‡	0.65	27.746387	28.28	0.40
12/31/2022	409	18	2.24	23.330711	(7.16)		0.45	21.629506	(7.11)	0.40
12/31/2021	190	8	2.36	25.129735	8.28		0.45	23.285738	4.84	0.40
12/31/2020	48	2	3.66	23.209000	5.75		0.45	23.209000	5.75	0.45
12/31/2019	58	3	3.72	21.946289	18.76		0.45	21.946289	18.76	0.45
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2023	71,382	3,534	0.00	19.348409	41.62		2.05	21.997858	44.55	0.00
12/31/2022	41,703	2,946	0.00	13.662032	(33.87	)‡	2.05	15.218522	(32.51)	0.00
12/31/2021	61,255	2,880	0.00	20.303137	18.23		2.46	22.547822	21.17	0.00
12/31/2020	47,829	2,690	0.00	17.173029	27.33		2.46	18.608217	30.50	0.00
12/31/2019	28,922	2,093	0.00	13.486651	28.47		2.46	14.258641	31.66	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2023	1,427	66	0.00	21.181752	43.75		0.90	21.855793	44.47	0.40
12/31/2022	848	57	0.00	14.734879	(22.39	)‡	0.90	15.128147	(32.60)	0.40
12/31/2021	1,205	54	0.00	22.206057	20.78		0.65	22.443750	21.08	0.40
12/31/2020	650	35	0.00	18.385863	30.11		0.65	18.536271	30.44	0.40
12/31/2019	358	25	0.00	14.130593	31.07		0.65	14.210628	31.40	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2023	19,765	1,605	1.91	11.967846	13.31		2.00	13.099609	15.59	0.00
12/31/2022	14,943	1,384	1.50	10.562257	(13.78)		2.00	11.332787	(12.05)	0.00
12/31/2021	7,135	572	2.11	12.250928	(1.48	)‡	2.00	12.885069	11.33	0.00
12/31/2020	1,714	151	0.76	11.243303	6.81	‡	1.90	11.573398	6.96	0.00
12/31/2019+	762	71	0.00	10.727453	11.21	‡	1.65	10.820000	8.20 ‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2023	653	50	1.66	12.921948	15.21	‡	0.65	13.068941	15.50	0.40
12/31/2022	590	52	1.72	11.117831	(12.45)		0.90	11.315362	(12.01)	0.40
12/31/2021	573	45	3.28	12.698518	2.42	‡	0.90	12.859753	8.62	0.40
12/31/2020	74	6	5.28	11.557285	6.87		0.45	11.557285	6.87	0.45
12/31/2019+	—	—	0.00	10.814640	8.15	‡	0.45	10.814640	8.15 ‡	0.45
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2023	72,292	1,271	0.00	47.890693	19.80		2.05	83.790941	22.27	0.00
12/31/2022	68,922	1,460	0.00	39.976344	(17.31	)‡	2.05	68.527878	(15.60)	0.00
12/31/2021	83,269	1,466	0.00	33.968087	22.58		3.45	81.195190	26.88	0.00
12/31/2020	68,884	1,519	0.00	27.710359	11.93		3.45	63.994011	15.85	0.00
12/31/2019	70,508	1,773	0.00	24.757122	25.16		3.45	55.237664	29.55	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2023	894	11	0.00	74.884022	21.92		0.65	80.172762	22.22	0.40
12/31/2022	727	10	0.00	61.420846	(15.85)		0.65	65.594978	(15.64)	0.40
12/31/2021	374	5	0.00	72.989318	26.50		0.65	77.755292	21.08	0.40
12/31/2020	173	3	0.00	57.697765	15.55		0.65	66.586587	15.78	0.45
12/31/2019	132	2	0.00	49.933233	29.15		0.65	57.510538	29.41	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2023	37,307	1,453	0.00	23.228345	14.12		2.25	29.955585	16.72	0.00
12/31/2022	31,654	1,421	0.00	20.353566	(15.66)		2.25	25.665513	(13.75)	0.00
12/31/2021	35,942	1,374	0.00	24.132662	24.62		2.25	29.755978	27.46	0.00
12/31/2020	15,870	757	0.00	19.364631	10.66		2.25	23.345849	13.18	0.00
12/31/2019	9,695	512	0.49	17.498801	12.36	‡	2.25	20.627155	21.36	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2023	2,166	97	0.00	27.858340	16.07		0.90	29.479026	16.65	0.40
12/31/2022	1,927	95	0.00	24.001552	(7.79	)‡	0.90	25.271537	(13.82)	0.40
12/31/2021	1,777	72	0.00	28.649645	6.55	‡	0.65	29.324813	27.50	0.40
12/31/2020	1,052	52	0.00	12.201795	13.03		0.45	23.000300	14.07 ‡	0.40
12/31/2019	22	2	1.52	10.794894	21.26		0.45	10.794894	21.26	0.45
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2023	141,142	7,171	0.00	15.104461	3.47	‡	2.45	28.438733	6.03	0.00
12/31/2022	138,620	7,358	0.00	14.417786	(15.42	)‡	2.50	26.822639	(13.28)	0.00
12/31/2021	183,133	8,312	0.00	8.331673	(5.76)		5.50	30.930218	(0.43)	0.00
12/31/2020	191,900	8,577	0.00	8.841125	(0.54)		5.50	31.064881	5.09	0.00
12/31/2019	202,863	9,405	2.65	8.888847	2.04		5.50	29.561036	7.81	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2023	1,256	46	0.00	25.474533	5.68		0.65	27.174254	5.95	0.40
12/31/2022	1,158	44	0.00	24.104754	(13.58)		0.65	25.649084	(13.36)	0.40
12/31/2021	1,412	47	0.00	27.892366	(0.78)		0.65	29.605447	0.54	0.40
12/31/2020	835	28	0.00	28.111746	4.65		0.65	32.136726	4.86	0.45
12/31/2019	268	10	4.63	26.861458	1.37	‡	0.65	30.646072	7.75	0.45
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2023	9,540	895	0.00	9.846326	6.91		2.30	11.752804	9.39	0.00
12/31/2022	9,182	932	0.00	9.209604	(16.99)		2.30	10.744227	(15.05)	0.00
12/31/2021	11,564	985	0.00	11.095122	(1.55)		2.30	12.648119	0.74	0.00
12/31/2020	10,837	918	0.00	11.270070	15.33	‡	2.30	12.555498	3.04	0.00
12/31/2019	2,299	197	0.00	11.215343	1.52	‡	2.25	12.185008	11.38	0.00
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2023	37	4	0.00	11.498029	9.24		0.45	N/A	N/A	N/A
12/31/2022	44	5	0.00	10.525570	(15.16)		0.45	N/A	N/A	N/A
12/31/2021	52	5	0.00	12.406359	0.54		0.45	12.524472	0.65	0.40
12/31/2020	47	5	0.00	12.339541	2.88		0.45	12.339541	2.88	0.45
12/31/2019	56	6	0.00	11.994600	11.17		0.45	11.994600	11.17	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2023	127,795	5,093	0.00	23.262685	24.48		2.30	28.124969	27.36	0.00
12/31/2022	107,556	5,383	0.00	18.688144	(25.43	)‡	2.30	22.082498	(23.70)	0.00
12/31/2021	150,268	5,658	0.00	25.030202	21.16		2.32	28.942835	24.01	0.00
12/31/2020	106,106	4,891	0.00	20.658399	12.54		2.32	23.339820	15.18	0.00
12/31/2019	87,980	4,609	0.00	18.356624	30.59		2.32	20.263654	33.66	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2023	1,294	49	0.00	27.246606	26.98		0.65	27.814348	27.30	0.40
12/31/2022	1,104	53	0.00	21.457038	(23.98)		0.65	21.849593	(23.79)	0.40
12/31/2021	1,822	66	0.00	28.226271	23.58		0.65	28.671103	23.89	0.40
12/31/2020	972	44	0.00	22.839682	14.78		0.65	23.141704	1.62 ‡	0.40
12/31/2019	448	24	0.00	19.898757	17.41	‡	0.65	19.028092	33.48	0.45
JNL/DoubleLine Total Return Fund - Class A
12/31/2023	72,959	7,212	0.00	9.120981	2.70		2.30	11.553341	5.09	0.00
12/31/2022	74,621	7,658	0.00	8.881450	(15.00	)‡	2.30	10.993773	(13.02)	0.00
12/31/2021	92,246	8,129	0.00	10.307562	(2.85)		2.46	12.639544	(0.43)	0.00
12/31/2020	97,467	8,447	0.00	10.610122	0.17		2.46	12.694405	2.66	0.00
12/31/2019	98,725	8,671	0.00	10.592416	3.06		2.46	12.365246	5.62	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2023	1,209	111	0.00	10.792944	4.49		0.90	11.299951	5.01	0.40
12/31/2022	846	82	0.00	10.329411	(10.98	)‡	0.90	10.760846	(13.09)	0.40
12/31/2021	873	73	0.00	12.195817	(0.82)		0.65	12.382301	0.09	0.40
12/31/2020	314	26	0.00	12.296496	2.25		0.65	11.910340	2.46	0.45
12/31/2019	217	18	0.00	12.025504	4.84	‡	0.65	11.624579	5.53	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2023	50,555	1,993	0.00	17.258394	3.86		2.80	38.473596	6.80	0.00
12/31/2022	50,179	2,087	0.00	16.617492	(15.92	)‡	2.80	36.024689	(13.53)	0.00
12/31/2021	67,448	2,392	0.00	17.297725	(3.92)		3.30	41.663613	(0.69)	0.00
12/31/2020	67,548	2,349	0.00	18.002541	4.89		3.30	41.953616	6.46 ‡	0.00
12/31/2019	58,076	2,182	1.76	17.163194	5.68		3.30	35.940973	8.90	0.30
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2023	1,638	45	0.00	34.004946	6.36		0.65	36.528804	6.62 ‡	0.40
12/31/2022	154	4	0.00	31.972277	(13.84)		0.65	37.370195	(13.67)‡	0.45
12/31/2021	68	2	0.00	37.109449	(1.02)		0.65	39.665271	(0.77)	0.40
12/31/2020	2,114	53	0.00	37.492366	7.96		0.65	39.974527	7.62 ‡	0.40
12/31/2019	29	1	1.90	34.729233	7.37	‡	0.65	40.349543	9.07	0.45
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2023	53,733	3,047	0.00	16.260228	0.68		2.10	20.939464	2.81	0.00
12/31/2022	57,802	3,321	0.00	16.150464	(6.00	)‡	2.10	20.367530	(4.01)	0.00
12/31/2021	63,374	3,442	0.00	16.568328	10.21		2.46	21.219206	12.95	0.00
12/31/2020	58,081	3,516	0.00	15.033621	(6.02)		2.46	18.785808	(3.68)	0.00
12/31/2019	67,991	3,906	0.00	15.996818	23.84		2.46	19.503654	26.92	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2023	236	11	0.00	19.950759	2.45		0.65	20.561269	2.70	0.40
12/31/2022	234	12	0.00	19.474488	(8.23	)‡	0.65	20.020355	(4.11)	0.40
12/31/2021	30	1	0.00	21.323786	12.82		0.45	20.879363	15.68	0.40
12/31/2020	21	1	0.00	18.901408	(3.84)		0.45	18.901408	(3.84)	0.45
12/31/2019	12	1	0.00	19.655448	26.67		0.45	19.655448	26.67	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2023	130,371	6,805	0.00	16.095791	5.63		2.40	24.596169	8.19	0.00
12/31/2022	131,481	7,326	0.00	15.238479	(6.68	)‡	2.40	22.735120	(4.42)	0.00
12/31/2021	142,949	7,509	0.00	14.726643	11.30		3.06	23.786990	14.75	0.00
12/31/2020	136,669	8,133	0.00	13.232003	(2.17)		3.06	20.728601	0.87	0.00
12/31/2019	151,042	8,943	0.00	13.526021	12.59		3.06	20.550597	16.09	0.00
JNL/Franklin Templeton Income Fund - Class I
12/31/2023	541	23	0.00	22.851987	7.84		0.65	24.919814	8.06	0.45
12/31/2022	510	24	0.00	21.190518	(4.85)		0.65	23.061943	(4.66)‡	0.45
12/31/2021	250	11	0.00	22.270674	14.44		0.65	23.160671	12.52	0.40
12/31/2020	214	11	0.00	19.459803	0.50		0.65	21.093908	0.70	0.45
12/31/2019	143	7	0.00	19.363927	6.95	‡	0.65	20.948050	15.82	0.45
JNL/Goldman Sachs 4 Fund - Class A
12/31/2023	412,019	11,384	0.00	30.298800	11.59		2.50	45.289000	14.42	0.00
12/31/2022	410,258	12,795	0.00	27.150826	(13.11	)‡	2.50	39.581954	(10.92)	0.00
12/31/2021	514,277	14,092	0.00	29.332418	31.54		2.95	44.436221	35.48	0.00
12/31/2020	433,597	15,890	0.00	22.298981	1.48		2.95	32.799105	4.52	0.00
12/31/2019	498,391	18,848	0.00	21.974472	21.40		2.95	31.382190	25.04	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs 4 Fund - Class I
12/31/2023	1,371	40	0.00	42.127957	14.04		0.65	43.267218	14.33	‡	0.40
12/31/2022	1,171	39	0.00	36.940516	(11.27)		0.65	29.923007	(11.10	)‡	0.45
12/31/2021	1,409	42	0.00	41.634247	17.29	‡	0.65	42.547273	26.65		0.40
12/31/2020	609	24	0.00	24.881760	4.39		0.45	24.881760	4.39		0.45
12/31/2019	899	38	0.00	23.835832	24.85		0.45	23.835832	24.85		0.45
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2023	162,554	4,443	0.00	28.318689	19.24		2.45	43.314928	13.05	‡	0.85
12/31/2022	143,094	4,714	0.00	23.748977	(24.17	)‡	2.45	34.448207	(22.92	)‡	1.00
12/31/2021	200,140	5,051	0.00	24.869809	12.36		3.47	52.777156	15.97		0.30
12/31/2020	188,424	5,459	0.00	22.134849	16.00		3.47	45.507409	19.74		0.30
12/31/2019	166,565	5,716	0.00	19.081297	22.46		3.47	38.005439	26.41		0.30
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
12/31/2023	1,253	31	0.00	47.730129	21.78		0.65	50.902064	22.08		0.40
12/31/2022	1,048	31	0.00	39.194162	(22.45)		0.65	41.694733	(22.26)		0.40
12/31/2021	1,462	33	0.00	50.541557	15.94		0.65	53.632148	11.25		0.40
12/31/2020	1,119	30	0.00	43.592110	19.67		0.65	31.395277	19.91		0.45
12/31/2019	730	22	0.00	36.425940	26.34		0.65	26.181735	26.59		0.45
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2023	64,149	4,315	0.00	12.753152	6.08		2.30	16.375786	7.48		1.00
12/31/2022	67,364	4,849	0.00	12.022065	(16.54	)‡	2.30	15.236716	(6.36	)‡	1.00
12/31/2021	90,845	5,501	0.00	12.944360	0.74		2.92	20.335427	3.41		0.30
12/31/2020	98,157	6,080	0.00	12.849313	5.66		2.92	19.664089	8.47		0.30
12/31/2019	102,028	6,784	0.00	12.160971	7.86		2.92	18.129383	10.73		0.30
JNL/Goldman Sachs Managed Conservative Fund - Class I
12/31/2023	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2021	—	—	0.00	16.294187	3.67		0.45	16.294187	3.67		0.45
12/31/2020	—	—	0.00	15.717293	8.61		0.45	15.717293	8.61		0.45
12/31/2019	—	—	0.00	14.471676	10.85		0.45	14.471676	10.85		0.45
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2023	325,054	9,442	0.00	26.967066	17.14		2.45	40.698403	4.41	‡	0.85
12/31/2022	305,184	10,486	0.00	23.020247	(23.04	)‡	2.45	32.945756	(21.92	)‡	1.00
12/31/2021	433,512	11,565	0.00	19.736587	9.76		4.20	49.828851	14.12		0.30
12/31/2020	425,116	12,819	0.00	17.982012	13.83		4.20	43.662502	18.36		0.30
12/31/2019	396,992	14,017	0.00	15.797221	4.41	‡	4.20	36.890330	24.04		0.30
JNL/Goldman Sachs Managed Growth Fund - Class I
12/31/2023	842	30	0.00	28.126891	19.90		0.45	N/A	N/A		N/A
12/31/2022	724	31	0.00	23.458227	(21.26)		0.45	N/A	N/A		N/A
12/31/2021	782	26	0.00	29.793113	14.30		0.45	29.793113	14.30		0.45
12/31/2020	364	14	0.00	26.064610	18.50		0.45	26.064610	18.50		0.45
12/31/2019	—	—	0.00	21.995022	24.20		0.45	21.995022	24.20		0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2023	165,501	8,669	0.00	15.854040	9.43		2.45	20.953218	11.02	1.00
12/31/2022	172,701	9,995	0.00	14.487998	(18.53	)‡	2.45	18.872918	(7.29)‡	1.00
12/31/2021	235,900	11,236	0.00	13.146773	2.37		4.20	25.763040	6.44	0.30
12/31/2020	248,561	12,450	0.00	12.842540	7.70		4.20	24.204181	11.99	0.30
12/31/2019	259,024	14,372	0.00	11.923857	4.39	‡	4.20	21.613133	14.56	0.30
JNL/Goldman Sachs Managed Moderate Fund - Class I
12/31/2023	56	3	0.00	19.045848	12.02		0.45	N/A	N/A	N/A
12/31/2022	51	3	0.00	17.002533	(16.63)		0.45	N/A	N/A	N/A
12/31/2021	62	3	0.00	20.394752	6.57		0.45	20.394752	6.57	0.45
12/31/2020	—	—	0.00	19.136696	12.20		0.45	19.136696	12.20	0.45
12/31/2019	—	—	0.00	17.055222	14.73		0.45	17.055222	14.73	0.45
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2023	312,823	11,165	0.00	21.844900	13.25		2.45	32.967426	7.17 ‡	0.85
12/31/2022	305,297	12,468	0.00	19.288951	(20.90	)‡	2.45	27.605306	(8.38)‡	1.00
12/31/2021	422,084	13,770	0.00	11.817307	4.92		5.50	40.620500	10.52	0.30
12/31/2020	438,080	15,623	0.00	11.263468	9.32		5.50	36.754770	15.15	0.30
12/31/2019	420,454	17,073	0.00	10.303277	12.75		5.50	31.917709	18.77	0.30
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
12/31/2023	52	1	0.00	36.338871	15.61		0.65	23.712543	15.84 ‡	0.45
12/31/2022	106	4	0.00	31.431584	(19.22)		0.65	33.436590	(19.02)	0.40
12/31/2021	1,147	29	0.00	38.911015	10.45		0.65	41.290099	8.69	0.40
12/31/2020	121	4	0.00	35.230059	15.14		0.65	22.851756	15.37	0.45
12/31/2019	54	2	0.00	30.597259	3.76	‡	0.65	19.807037	18.93	0.45
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2023	31,242	2,401	0.00	12.278134	26.02		2.30	14.179944	28.95	0.00
12/31/2022	22,345	2,184	0.00	9.742667	(23.67)		2.30	10.996485	(21.90)	0.00
12/31/2021	18,141	1,365	0.00	12.763386	(4.52)		2.30	14.079518	(2.30)	0.00
12/31/2020	13,414	974	0.00	13.368006	30.09		2.30	14.410919	33.12	0.00
12/31/2019	4,249	406	0.68	10.275916	5.76	‡	2.30	10.825771	21.09	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2023	477	34	0.00	13.879515	28.46		0.65	14.098006	28.78	0.40
12/31/2022	434	40	0.00	10.804943	(22.13)		0.65	10.947737	(21.93)	0.40
12/31/2021	425	30	0.00	13.875324	(2.64)		0.65	14.023294	(9.42)	0.40
12/31/2020	425	30	0.00	14.251032	32.68		0.65	14.343736	32.95	0.45
12/31/2019	11	1	0.42	10.740565	20.60		0.65	10.788882	20.83	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2023	25,929	1,782	1.34	13.676335	17.63	‡	2.00	16.267983	19.99	0.00
12/31/2022	23,171	1,884	0.42	11.582532	(17.69	)‡	2.05	13.557246	(15.99)	0.00
12/31/2021	36,384	2,460	0.99	13.691651	14.99		2.46	16.137922	17.85	0.00
12/31/2020	24,362	1,909	3.32	11.906925	8.55		2.46	13.693282	11.25	0.00
12/31/2019	25,228	2,172	1.56	10.969439	24.54		2.46	12.308602	27.64	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2023	383	25	1.82	15.720216	19.67		0.65	15.558405	19.91	0.45
12/31/2022	317	24	0.93	13.136167	(16.33)		0.65	12.975037	(16.16)‡	0.45
12/31/2021	310	20	1.32	15.699805	17.38		0.65	15.911004	9.47	0.40
12/31/2020	203	15	6.46	13.375468	10.96		0.65	13.158709	11.18	0.45
12/31/2019	69	6	2.00	12.054306	20.98	‡	0.65	11.835236	27.35	0.45
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2023	8,290	675	2.14	11.851816	7.44		2.05	13.232980	9.66	0.00
12/31/2022	7,447	656	1.09	11.031411	(27.25)		2.05	12.067727	(25.74)	0.00
12/31/2021	9,118	589	1.38	15.162707	41.21		2.05	16.251482	44.13	0.00
12/31/2020	2,463	226	2.17	10.737729	(6.08)		2.05	11.275262	(4.14)	0.00
12/31/2019	1,530	133	1.60	11.433291	2.36	‡	2.05	11.762031	25.26	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2023	177	13	2.71	12.974895	9.18		0.65	13.150594	9.45	0.40
12/31/2022	179	15	1.20	11.883795	(25.40	)‡	0.65	12.014757	(25.84)	0.40
12/31/2021	196	12	0.94	16.174911	44.00		0.45	16.202132	39.54	0.40
12/31/2020	136	12	2.74	11.232721	(4.32)		0.45	11.232721	(4.32)	0.45
12/31/2019	86	7	0.88	11.739713	25.11		0.45	11.739713	25.11	0.45
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2023	28,924	2,089	0.00	13.254815	6.34		2.05	15.070015	8.54	0.00
12/31/2022	29,037	2,247	0.00	12.464433	(3.95)		2.05	13.884610	(1.97)	0.00
12/31/2021	15,194	1,135	0.00	12.976893	16.25		2.05	14.162964	18.65	0.00
12/31/2020	9,549	836	0.00	11.163384	(1.43)		2.05	11.936475	0.61	0.00
12/31/2019	7,960	692	2.52	11.325722	21.33		2.05	11.864320	23.84	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2023	41	3	0.00	14.758390	8.21		0.65	14.944694	8.43	0.45
12/31/2022	36	3	0.00	13.638096	(2.36)		0.65	13.782754	(2.16)‡	0.45
12/31/2021	7	1	0.00	13.967538	2.78	‡	0.65	14.117403	17.07	0.40
12/31/2020	3	0	0.00	11.884702	0.42		0.45	11.884702	0.42	0.45
12/31/2019	—	—	0.00	11.835475	23.72		0.45	11.835475	23.72	0.45
JNL/Invesco Global Growth Fund - Class A
12/31/2023	105,482	2,977	0.00	27.559665	31.08		2.60	49.690932	34.52 ‡	0.00
12/31/2022	85,598	3,206	0.00	21.025704	(33.93	)‡	2.60	34.613868	(32.40)	0.30
12/31/2021	146,680	3,664	0.00	27.540495	11.63		3.30	51.200643	15.03	0.30
12/31/2020	142,721	4,055	0.00	24.671997	24.01		3.30	44.512139	27.78	0.30
12/31/2019	148,765	5,328	0.62	19.895558	27.02		3.30	34.833792	30.89	0.30
JNL/Invesco Global Growth Fund - Class I
12/31/2023	445	9	0.00	45.155154	34.10		0.65	50.872066	34.36	0.45
12/31/2022	279	8	0.00	33.673519	(32.46	)‡	0.65	37.861207	(32.33)‡	0.45
12/31/2021	588	11	0.00	47.345935	14.69		0.90	52.503191	13.99	0.40
12/31/2020	380	8	0.00	41.282385	27.36		0.90	48.562836	27.93	0.45
12/31/2019	225	6	1.49	32.413792	6.41	‡	0.90	37.959080	31.14	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2023	137,538	3,223	0.00	35.824239	9.65		2.20	58.330503	12.08	0.00
12/31/2022	126,051	3,268	0.00	32.671025	(36.69	)‡	2.20	52.041897	(35.28)	0.00
12/31/2021	208,553	3,445	0.00	38.895533	3.48		3.60	80.412082	7.27	0.00
12/31/2020	206,528	3,617	0.00	37.589072	50.97		3.60	74.963130	56.51	0.00
12/31/2019	144,777	3,923	0.00	24.897644	20.01		3.60	47.897105	24.41	0.00
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2023	1,696	29	0.00	53.122734	11.72		0.65	56.151232	12.00	0.40
12/31/2022	857	17	0.00	47.551394	(35.51)		0.65	50.136996	(35.35)	0.40
12/31/2021	1,286	16	0.00	73.739698	6.90		0.65	77.555553	7.17	0.40
12/31/2020	809	11	0.00	68.979645	55.93		0.65	72.368033	8.91 ‡	0.40
12/31/2019	302	6	0.00	44.238407	24.01		0.65	49.283963	24.26	0.45
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2023	51,170	4,066	0.00	11.615781	10.08		2.30	14.506679	12.62	0.00
12/31/2022	50,441	4,447	0.00	10.552143	(20.88	)‡	2.30	12.880759	(19.04)	0.00
12/31/2021	70,063	4,928	0.00	13.182229	6.25		2.45	15.910912	8.89	0.00
12/31/2020	71,347	5,387	0.00	12.406584	25.67	‡	2.45	14.612276	11.70	0.00
12/31/2019+	4,662	377	0.00	11.843717	4.79	‡	1.75	13.081381	17.78 ‡	0.00
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2023	156	11	0.00	13.959302	12.29		0.65	14.384437	12.51	0.45
12/31/2022	112	9	0.00	12.431986	(19.36)		0.65	12.785110	(19.20)‡	0.45
12/31/2021	54	3	0.00	15.416001	8.54		0.65	15.640874	7.72	0.40
12/31/2020	51	4	0.00	14.203053	27.53	‡	0.65	14.548309	11.54	0.45
12/31/2019+	—	—	0.00	13.042565	5.53	‡	0.45	13.042565	5.53 ‡	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2023	75,108	5,467	0.00	13.182671	13.18		2.05	14.719326	15.52	0.00
12/31/2022	61,040	5,068	0.37	11.647751	(10.02)		2.05	12.742268	(8.16)	0.00
12/31/2021	50,997	3,833	0.74	12.944406	9.57		2.05	13.874218	11.84	0.00
12/31/2020	32,780	2,722	0.59	11.813305	11.99		2.05	12.404947	14.31	0.00
12/31/2019	9,275	870	0.00	10.548100	8.43	‡	2.05	10.851600	13.00	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2023	793	55	0.00	14.432472	15.13		0.65	14.628068	15.41	0.40
12/31/2022	482	38	0.68	12.536281	(8.50)		0.65	12.674539	(8.27)	0.40
12/31/2021	371	27	0.88	13.701304	5.07	‡	0.65	13.817701	10.58	0.40
12/31/2020	194	16	0.87	12.354098	14.19		0.45	12.354098	14.19	0.45
12/31/2019	49	5	0.00	10.818868	12.80		0.45	10.818868	12.80	0.45
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2023	211,080	2,258	0.00	72.407911	20.42		2.30	139.889358	23.21	0.00
12/31/2022	177,405	2,304	0.00	60.131207	(28.73	)‡	2.30	113.538352	(27.08)	0.00
12/31/2021	253,742	2,367	0.00	71.530256	7.83		2.92	155.699928	11.03	0.00
12/31/2020	225,928	2,319	0.00	66.333609	43.71		2.92	140.233052	47.97	0.00
12/31/2019	135,134	2,037	0.00	46.157747	35.89		2.92	94.771883	39.92	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019; JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2023	2,834	21	0.00	122.688157	22.79		0.65	131.793911	23.09	0.40
12/31/2022	2,016	18	0.00	99.918812	(27.34)		0.65	107.067346	(27.16)	0.40
12/31/2021	2,376	16	0.00	137.512573	10.63		0.65	146.983794	5.99	0.40
12/31/2020	1,475	10	0.00	124.296005	47.47		0.65	144.698310	47.77	0.45
12/31/2019	251	3	0.00	84.285596	35.88	‡	0.65	97.924497	39.71	0.45
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2023	67,153	3,363	0.00	15.326910	1.80		2.30	29.610309	4.16	0.00
12/31/2022	63,715	3,280	0.00	15.056152	(13.66	)‡	2.30	28.427711	(11.66)	0.00
12/31/2021	81,615	3,651	0.00	11.089469	(5.98)		4.00	32.180176	(2.14)	0.00
12/31/2020	94,877	4,105	0.00	11.794925	2.76		4.00	32.885191	6.95	0.00
12/31/2019	64,667	2,972	0.00	11.478273	2.28		4.00	30.747449	6.46	0.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2023	1,886	67	0.00	26.171789	3.83		0.65	28.114179	4.09	0.40
12/31/2022	1,345	50	0.00	25.205750	(11.96)		0.65	27.009014	(11.74)	0.40
12/31/2021	1,417	46	0.00	28.629044	(2.47)		0.65	30.600813	(2.22)	0.40
12/31/2020	1,590	50	0.00	29.352867	6.52		0.65	31.296211	6.21 ‡	0.40
12/31/2019	355	11	0.00	27.555355	4.09	‡	0.65	32.015066	6.33	0.45
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2023	82,575	4,456	0.00	15.993072	6.53		2.30	23.621181	9.00	0.00
12/31/2022	87,574	5,091	0.00	15.012247	(5.16	)‡	2.30	21.669867	(2.96)	0.00
12/31/2021	96,692	5,380	0.00	15.226687	24.14		2.56	22.330082	27.36	0.00
12/31/2020	51,038	3,589	0.00	12.265277	(6.22)		2.56	17.532483	29.75 ‡	0.00
12/31/2019	44,052	2,936	0.00	13.078240	19.86		2.56	17.526729	22.60	0.30
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2023	825	37	0.00	21.111129	8.36		0.90	22.975365	8.89	0.40
12/31/2022	776	37	0.00	19.482248	(1.89	)‡	0.90	21.100108	(3.04)	0.40
12/31/2021	652	30	0.00	20.961859	26.93		0.65	21.760702	21.43	0.40
12/31/2020	75	4	0.00	16.514278	(4.20)		0.65	17.819580	(4.01)	0.45
12/31/2019	58	3	0.00	17.238112	11.05	‡	0.65	18.563490	22.88	0.45
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2023	8,676	534	1.25	14.854872	14.15		2.05	18.488215	16.51	0.00
12/31/2022	7,236	511	2.59	13.013146	(18.77)		2.05	15.868423	(17.09)	0.00
12/31/2021	7,599	438	0.43	16.019342	(1.47	)‡	2.05	19.138599	6.42	0.00
12/31/2020	5,278	320	0.55	15.423895	6.29	‡	2.00	17.984244	13.03	0.00
12/31/2019	4,677	316	0.21	13.968943	19.56		1.95	15.911219	21.91	0.00
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2023	59	3	2.05	17.674018	16.07		0.65	18.041616	16.36 ‡	0.40
12/31/2022	34	2	2.74	15.227297	(17.38)		0.65	14.417163	(17.22)‡	0.45
12/31/2021	46	2	0.74	18.431108	6.03		0.65	18.721107	6.04	0.40
12/31/2020	18	1	1.50	17.382691	33.56	‡	0.65	16.392357	12.89	0.45
12/31/2019	—	—	0.00	14.520434	21.69		0.45	14.520434	21.69	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2023	30,389	1,982	0.05	14.751982	33.52		2.15	16.560304	36.41		0.00
12/31/2022	21,556	1,893	0.00	11.048500	(27.81)		2.15	12.139823	(26.25)		0.00
12/31/2021	30,787	1,965	0.00	15.305682	3.37		2.15	16.460787	5.61		0.00
12/31/2020	31,424	2,088	0.31	14.807335	44.25	‡	2.15	15.586240	34.85		0.00
12/31/2019	166	15	0.23	11.360124	29.13		1.25	11.558298	30.75		0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2023	307	19	0.73	16.260952	35.96		0.65	16.436964	36.23		0.45
12/31/2022	58	5	0.02	11.960030	(26.45)		0.65	12.065421	(26.30	)‡	0.45
12/31/2021	83	5	0.00	16.261097	(0.44	)‡	0.65	16.399316	3.93		0.40
12/31/2020+	7	0	0.32	15.540390	46.24	‡	0.45	15.540390	46.24	‡	0.45
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2023	20,943	2,088	3.26	9.740099	2.35	‡	2.05	10.502083	5.38		0.00
12/31/2022	16,027	1,662	0.58	9.446406	(6.82)		2.00	9.965600	(4.95)		0.00
12/31/2021	14,362	1,399	0.35	10.138265	(1.66)		2.00	10.484276	0.33		0.00
12/31/2020+	5,906	570	0.00	10.309261	1.88	‡	2.00	10.449999	4.50	‡	0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2023	686	66	3.76	10.365315	5.02		0.65	10.460832	5.28		0.40
12/31/2022	416	42	0.99	9.870001	(5.34)		0.65	9.936153	(5.11)		0.40
12/31/2021	247	24	0.39	10.427324	0.03		0.65	10.471091	0.06		0.40
12/31/2020+	47	5	0.00	10.423966	3.66	‡	0.65	10.423966	3.66	‡	0.65
JNL/Mellon Bond Index Fund - Class A
12/31/2023	82,090	6,000	0.00	10.885442	2.46		2.40	18.427465	4.95		0.00
12/31/2022	83,516	6,323	0.00	10.623656	(15.58	)‡	2.40	17.559157	(13.54)		0.00
12/31/2021	106,431	6,879	0.00	9.474958	(5.84)		3.82	20.308800	(2.17)		0.00
12/31/2020	98,863	6,161	0.00	10.062159	3.04		3.82	20.759044	7.05		0.00
12/31/2019	86,537	5,701	2.49	9.765694	3.89		3.82	19.392225	7.93		0.00
JNL/Mellon Bond Index Fund - Class I
12/31/2023	838	46	0.00	16.806038	4.56		0.65	17.754666	4.82		0.40
12/31/2022	951	55	0.00	16.073078	(13.82)		0.65	16.938049	(13.60)		0.40
12/31/2021	1,135	57	0.00	18.650164	(2.42)		0.65	19.604878	0.41		0.40
12/31/2020	328	17	0.00	19.113097	1.85	‡	0.65	21.306045	6.78		0.45
12/31/2019	110	6	5.35	19.953048	7.88		0.45	19.953048	7.88		0.45
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2023	42,958	3,012	0.00	11.362221	50.19		2.30	19.958581	53.66	‡	0.00
12/31/2022	14,544	1,538	0.00	7.565343	(42.66	)‡	2.30	12.391783	(41.45	)‡	0.20
12/31/2021	24,810	1,522	0.00	6.417237	9.45		5.50	22.137435	15.64		0.00
12/31/2020	18,434	1,299	0.00	5.863344	18.56		5.50	19.144175	25.26		0.00
12/31/2019	12,496	1,087	0.00	4.945635	19.65		5.50	15.283609	26.42		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2023	318	16	0.00	18.050823	53.23		0.65	20.580119	53.54	0.45
12/31/2022	98	8	0.00	11.779856	(41.51)		0.65	13.403693	(41.39)‡	0.45
12/31/2021	154	7	0.00	20.139619	15.23		0.65	21.305256	9.46	0.40
12/31/2020	36	2	0.00	17.478204	20.96	‡	0.65	19.808141	25.16	0.45
12/31/2019	5	0	0.00	15.826072	26.34		0.45	15.826072	26.34	0.45
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2023	118,588	2,183	0.00	45.120539	35.65	‡	2.15	76.423232	38.59	0.00
12/31/2022	81,894	2,061	0.00	32.115601	(37.39	)‡	2.30	55.143271	(35.94)	0.00
12/31/2021	148,282	2,359	0.00	38.345755	18.21		3.60	86.076755	22.54	0.00
12/31/2020	128,523	2,482	0.00	32.437901	41.82		3.60	70.243842	47.01	0.00
12/31/2019	92,410	2,594	0.00	22.872411	22.40		3.60	47.780851	26.88	0.00
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2023	363	5	0.00	69.067272	38.17		0.65	78.727442	38.44	0.45
12/31/2022	201	4	0.00	49.988698	(36.13)		0.65	56.866789	(36.01)‡	0.45
12/31/2021	755	9	0.00	78.271497	22.17		0.65	82.801969	21.00	0.40
12/31/2020	313	4	0.00	64.070306	46.60		0.65	72.594608	46.90	0.45
12/31/2019	117	2	0.00	43.702711	12.51	‡	0.65	49.418420	26.71	0.45
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2023	22,417	1,590	0.00	13.242996	(0.75)		2.40	15.389713	1.65	0.00
12/31/2022	27,649	1,967	0.00	13.343351	(5.49)		2.40	15.139725	(3.20)	0.00
12/31/2021	15,555	1,054	0.00	14.117899	13.53		2.40	15.639726	16.28	0.00
12/31/2020	12,247	953	0.00	12.435896	7.81		2.40	13.449753	10.43	0.00
12/31/2019	7,677	652	0.00	11.535216	11.28	‡	2.40	12.179900	26.09	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2023	157	12	0.00	15.092719	1.35		0.65	15.331066	1.61	0.40
12/31/2022	220	16	0.00	14.891324	(3.47)		0.65	15.088819	(3.22)	0.40
12/31/2021	42	4	0.00	15.425868	15.95		0.65	15.591505	16.24	0.40
12/31/2020	117	10	0.00	13.304195	13.50	‡	0.65	13.413484	1.10 ‡	0.40
12/31/2019	45	5	0.00	12.135631	25.82		0.45	12.135631	25.82	0.45
JNL/Mellon Dow Index Fund - Class A
12/31/2023	77,768	2,363	0.00	26.628028	12.87		2.25	46.219983	15.43	0.00
12/31/2022	68,916	2,391	0.00	23.591094	(9.52	)‡	2.25	40.039979	(7.46)	0.00
12/31/2021	73,697	2,330	0.00	24.869783	17.24		2.46	43.269993	20.16	0.00
12/31/2020	55,506	2,089	0.00	21.212520	6.31		2.46	36.009998	8.96	0.00
12/31/2019	30,504	1,239	0.00	19.953750	21.46		2.46	33.049998	24.48	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2023	709	16	0.00	41.317065	15.09		0.65	43.927725	15.38	0.40
12/31/2022	931	24	0.00	35.900228	(7.75)		0.65	38.073534	(7.52)	0.40
12/31/2021	1,079	26	0.00	38.915262	19.81		0.65	41.168307	20.11	0.40
12/31/2020	656	19	0.00	32.481875	30.23	‡	0.65	34.276642	7.25 ‡	0.40
12/31/2019	72	2	0.00	32.982511	24.37		0.45	32.982511	24.37	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2023	66,824	6,360	0.00	9.413817	6.79	2.30	12.502984	9.26	0.00
12/31/2022	64,219	6,587	0.00	8.815440	(20.80)‡	2.30	11.443020	(18.97)	0.00
12/31/2021	83,651	6,855	0.00	10.949428	(5.85)	2.46	14.121417	(3.50)	0.00
12/31/2020	83,321	6,504	3.28	11.629725	14.26	2.46	14.634288	17.10	0.00
12/31/2019	79,886	7,209	2.04	10.178536	15.03	2.46	12.496935	17.89	0.00
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2023	667	54	0.00	11.924499	8.92	0.65	12.298067	9.19	0.40
12/31/2022	535	47	0.00	10.948090	(19.15)‡	0.65	11.262979	(18.95)	0.40
12/31/2021	781	56	0.00	13.195632	(4.04)	0.90	13.896183	(3.56)	0.40
12/31/2020	363	25	3.94	13.751313	16.50	0.90	14.409125	17.08 ‡	0.40
12/31/2019	256	21	2.67	11.803733	12.39 ‡	0.90	12.595459	17.67	0.45
JNL/Mellon Energy Sector Fund - Class A
12/31/2023	147,036	3,435	0.00	33.271111	(3.63)	2.45	60.640477	(1.24)	0.00
12/31/2022	194,899	4,431	0.00	34.523696	57.45 ‡	2.45	61.403993	61.35	0.00
12/31/2021	102,806	3,733	0.00	11.031990	46.41	5.50	38.057206	54.69	0.00
12/31/2020	70,924	3,939	0.00	7.534950	(37.28)	5.50	24.602344	(33.73)	0.00
12/31/2019	87,972	3,202	0.00	12.012894	2.83	5.50	37.124103	8.64	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2023	4,427	71	0.00	54.836420	(1.52)	0.65	58.300136	(1.28)	0.40
12/31/2022	800	13	0.00	55.685358	60.84	0.65	59.055204	61.24	0.40
12/31/2021	375	10	0.00	34.622432	54.18 ‡	0.65	36.626195	21.02	0.40
12/31/2020	83	3	0.00	25.447723	(33.78)	0.45	25.447723	(33.78)	0.45
12/31/2019	16	0	0.00	38.429869	8.54	0.45	38.429869	8.54	0.45
JNL/Mellon Financial Sector Fund - Class A
12/31/2023	113,577	5,136	0.00	17.251807	12.62	2.45	31.441941	15.41	0.00
12/31/2022	114,171	5,867	0.00	15.318163	(15.00)‡	2.45	27.244191	(12.89)	0.00
12/31/2021	139,413	6,147	0.00	9.066611	22.42	5.50	31.277343	29.34	0.00
12/31/2020	100,483	5,680	0.00	7.406296	(7.92)	5.50	24.182328	(2.72)	0.00
12/31/2019	115,372	6,258	0.00	8.043483	24.06	5.50	24.857267	31.08	0.00
JNL/Mellon Financial Sector Fund - Class I
12/31/2023	478	16	0.00	28.441217	15.05	0.65	30.237451	15.33	0.40
12/31/2022	433	16	0.00	24.721284	(13.13)	0.65	26.217145	(12.91)	0.40
12/31/2021	487	16	0.00	28.457757	28.94	0.65	30.104513	22.94	0.40
12/31/2020	93	4	0.00	22.069865	(3.00)	0.65	25.009996	(2.81)	0.45
12/31/2019	64	3	0.00	22.752361	15.73 ‡	0.65	25.732214	30.90	0.45
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2023	291,733	5,941	0.00	38.157427	(0.87)	2.45	69.523096	1.58	0.00
12/31/2022	321,826	6,561	0.00	38.492926	(8.03)‡	2.45	68.441606	(5.76)	0.00
12/31/2021	380,107	7,201	0.00	32.169433	15.92	3.62	72.622386	20.20	0.00
12/31/2020	320,566	7,213	0.00	27.750413	13.34	3.62	60.419152	17.52	0.00
12/31/2019	287,925	7,520	0.00	24.483947	17.06	3.62	51.411835	21.38	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2023	977	14	0.00	62.801509	1.28		0.65	66.768750	1.54	0.40
12/31/2022	1,076	16	0.00	62.005127	(6.04	)‡	0.65	65.757887	(5.80)	0.40
12/31/2021	805	11	0.00	62.375409	19.53		0.90	69.808158	14.73	0.40
12/31/2020	556	9	0.00	52.185899	16.86		0.90	62.407410	17.39	0.45
12/31/2019	438	9	0.00	44.655194	10.45	‡	0.90	53.161474	21.29	0.45
JNL/Mellon Industrials Sector Fund - Class A
12/31/2023	14,101	859	0.00	15.717576	17.66		2.05	17.265619	19.44	0.55
12/31/2022	11,651	841	0.00	13.358117	(10.56)		2.05	14.455755	(9.21)‡	0.55
12/31/2021	17,694	1,150	0.00	14.935116	18.47		2.05	16.300228	20.92	0.00
12/31/2020	7,029	546	0.00	12.607074	11.26		2.05	13.480000	13.56	0.00
12/31/2019	3,139	273	0.00	11.331236	27.37		2.05	11.870000	30.01	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2023	206	12	0.00	17.531455	19.74		0.65	17.808269	20.05	0.40
12/31/2022	187	13	0.00	14.640713	(8.94)		0.65	14.834263	(8.71)	0.40
12/31/2021	66	4	0.00	16.077653	4.20	‡	0.65	16.250166	17.09	0.40
12/31/2020	37	3	0.00	13.421361	13.37		0.45	13.421361	13.37	0.45
12/31/2019	43	4	0.00	11.838711	29.84		0.45	11.838711	29.84	0.45
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2023	505,944	10,507	0.00	36.335397	54.14		2.60	68.714211	58.19	0.00
12/31/2022	327,781	10,638	0.00	23.572555	(33.73	)‡	2.60	43.436936	(31.99)	0.00
12/31/2021	539,416	11,725	0.00	31.804983	29.14		3.10	63.864657	33.21	0.00
12/31/2020	430,133	12,301	0.00	24.627810	40.69		3.10	47.943257	45.12	0.00
12/31/2019	296,951	12,177	0.00	17.504770	43.48		3.10	33.036527	47.99	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2023	2,167	32	0.00	62.139111	57.77		0.65	66.064446	58.16	0.40
12/31/2022	1,102	25	0.00	39.386807	(32.20	)‡	0.65	41.770531	(32.04)	0.40
12/31/2021	1,719	27	0.00	54.917053	32.49		0.90	61.459125	33.15	0.40
12/31/2020	1,099	23	0.00	41.450040	44.31		0.90	46.156833	2.02 ‡	0.40
12/31/2019	354	11	0.00	28.723097	12.15	‡	0.90	34.195809	47.83	0.45
JNL/Mellon International Index Fund - Class A
12/31/2023	180,435	7,616	0.00	18.225169	14.21		2.60	32.252611	17.21	0.00
12/31/2022	169,689	8,283	0.23	15.957203	(16.40	)‡	2.60	27.516359	(14.20)	0.00
12/31/2021	204,349	8,436	0.00	14.960708	6.33		3.82	32.070520	10.47	0.00
12/31/2020	103,912	4,693	3.48	14.070049	3.66		3.82	29.030757	7.70	0.00
12/31/2019	108,035	5,187	2.70	13.573001	16.66		3.82	26.955521	21.21	0.00
JNL/Mellon International Index Fund - Class I
12/31/2023	2,584	81	0.00	29.424691	16.81		0.65	31.086002	17.10	0.40
12/31/2022	2,359	87	0.53	25.190036	(14.46)		0.65	26.545983	(14.25)	0.40
12/31/2021	2,860	91	0.00	29.449469	10.07		0.65	30.957417	10.35	0.40
12/31/2020	772	27	4.92	26.754471	18.88	‡	0.65	28.054200	7.59	0.40
12/31/2019	390	15	3.03	27.734202	21.02		0.45	26.075174	21.08	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Materials Sector Fund - Class A
12/31/2023	12,065	802	0.00	14.407232	11.92		2.05	16.380011	14.23	0.00
12/31/2022	11,952	895	0.00	12.873360	(13.70)		2.05	14.339994	(11.92)	0.00
12/31/2021	12,911	840	0.00	14.916729	25.78		2.05	16.280001	28.39	0.00
12/31/2020	4,959	409	0.00	11.858917	16.43		2.05	12.680000	18.84	0.00
12/31/2019	2,209	214	0.00	10.185793	3.88	‡	2.05	10.670000	22.78	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2023	191	12	0.00	16.062643	13.85		0.65	16.316098	14.13	0.40
12/31/2022	245	17	0.00	14.108750	(12.14)		0.65	14.295711	(11.92)	0.40
12/31/2021	118	7	0.00	16.058216	8.15	‡	0.65	16.230499	25.89	0.40
12/31/2020	36	3	0.00	12.623502	18.74		0.45	12.623502	18.74	0.45
12/31/2019	8	1	0.00	10.631347	22.61		0.45	10.631347	22.61	0.45
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2023	515,573	6,932	0.00	61.313558	50.54		2.40	97.292847	54.19	0.00
12/31/2022	311,336	6,374	0.00	40.729046	(34.39	)‡	2.40	63.100625	(32.80)	0.00
12/31/2021	473,531	6,415	0.00	57.746837	23.17		2.82	93.904143	26.70	0.00
12/31/2020	386,476	6,549	0.00	46.882889	43.85		2.82	74.117943	47.96	0.00
12/31/2019	206,179	5,091	0.00	32.591592	34.71		2.82	50.091837	38.56	0.00
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2023	4,779	58	0.00	85.671215	1.22	‡	0.90	94.325524	54.10	0.40
12/31/2022	2,854	54	0.00	58.480590	(33.00)		0.65	61.209367	(32.84)	0.40
12/31/2021	3,978	49	0.00	87.290484	26.34		0.65	91.136020	19.21	0.40
12/31/2020	2,153	35	0.00	69.092452	47.48		0.65	59.043511	47.78	0.45
12/31/2019	356	9	0.00	46.848102	33.72	‡	0.65	39.954455	38.39	0.45
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2023	16,847	1,374	0.00	11.565387	8.44		2.30	13.359955	10.96	0.00
12/31/2022	15,897	1,420	0.00	10.664823	(27.76	)‡	2.30	12.039959	(26.09)	0.00
12/31/2021	23,556	1,537	0.00	14.755086	35.57		2.32	16.289966	38.76	0.00
12/31/2020	12,834	1,146	0.00	10.883403	(7.49)		2.32	11.739939	(5.32)	0.00
12/31/2019	11,872	989	0.00	11.765059	25.03		2.32	12.400000	27.97	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2023	381	30	0.00	13.057694	10.66		0.65	13.263515	10.94	0.40
12/31/2022	380	33	0.00	11.799359	(26.30)		0.65	11.955510	(26.12)	0.40
12/31/2021	963	60	0.00	16.009855	38.35		0.65	16.181346	34.35	0.40
12/31/2020	203	18	0.00	11.571717	(7.43	)‡	0.65	11.647550	(5.49)	0.45
12/31/2019	90	8	0.00	12.323689	27.91		0.45	12.323689	27.91	0.45
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2023	263,064	5,315	0.00	38.079367	12.85		2.60	67.403375	15.81	0.00
12/31/2022	238,826	5,520	0.00	33.744407	(15.76	)‡	2.60	58.201321	(13.54)	0.00
12/31/2021	296,203	5,835	0.00	31.403894	19.48		3.82	67.317956	24.13	0.00
12/31/2020	246,217	5,950	0.00	26.283557	8.75		3.82	54.230135	12.99	0.00
12/31/2019	218,329	5,888	0.00	24.167834	20.88		3.82	47.995797	25.58	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2023	2,859	44	0.00	61.278452	15.37	‡	0.65	64.737708	15.65	0.40
12/31/2022	2,433	43	0.00	50.402838	(14.04)		0.90	55.975247	(13.61)	0.40
12/31/2021	3,726	58	0.00	58.638404	3.35	‡	0.90	64.797411	24.04	0.40
12/31/2020	1,719	33	0.00	49.818196	18.92	‡	0.65	52.237977	12.89	0.40
12/31/2019	590	13	0.00	49.217958	25.31		0.45	46.273524	25.37	0.40
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2023	1,121,778	26,930	0.00	31.966127	22.46		2.60	56.582887	25.67	0.00
12/31/2022	905,280	26,985	0.00	26.104145	(20.62	)‡	2.60	45.023925	(18.53)	0.00
12/31/2021	1,125,570	26,960	0.00	18.425364	21.23		5.50	55.264909	28.09	0.00
12/31/2020	890,048	27,005	0.00	15.198096	11.48		5.50	43.145413	17.78	0.00
12/31/2019	737,887	26,076	1.49	13.633067	23.83		5.50	36.631175	30.83	0.00
JNL/Mellon Small Cap Index Fund - Class A
12/31/2023	194,527	4,718	0.00	31.788060	12.61		2.60	56.267830	15.57	0.00
12/31/2022	175,541	4,855	0.00	28.228618	(18.78	)‡	2.60	48.688381	(16.64)	0.00
12/31/2021	228,896	5,200	0.00	27.247027	21.39		3.82	58.408930	26.12	0.00
12/31/2020	180,303	5,111	0.00	22.445134	6.66		3.82	46.311776	10.81	0.00
12/31/2019	173,393	5,364	0.00	21.044398	17.65		3.82	41.794075	22.23	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2023	2,406	44	0.00	48.442757	14.89		0.90	54.066025	15.46	0.40
12/31/2022	2,099	44	0.00	42.166016	(17.12)		0.90	46.826564	(16.71)	0.40
12/31/2021	2,473	43	0.00	50.877948	25.34		0.90	56.220314	25.97	0.40
12/31/2020	1,344	30	0.00	40.591482	10.17		0.90	44.630061	10.72	0.40
12/31/2019	593	14	0.00	36.846030	21.48		0.90	40.309893	22.09	0.40
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2023	433,180	23,744	0.00	17.291702	22.97		2.30	19.930000	25.82	0.00
12/31/2022	382,430	25,996	0.00	14.061994	(21.74	)‡	2.30	15.840000	(19.92)	0.00
12/31/2021	538,083	28,865	0.00	17.951126	22.49		2.31	19.780000	25.35	0.00
12/31/2020	82,764	5,484	0.00	14.655642	17.44		2.31	15.780000	20.18	0.00
12/31/2019	53,796	4,224	0.00	12.479435	27.13	‡	2.31	13.130000	30.13	0.00
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2023	1,958	99	0.00	19.548808	25.32		0.65	19.856963	25.63	0.40
12/31/2022	1,740	111	0.00	15.599381	(20.17)		0.65	15.805825	(19.97)	0.40
12/31/2021	1,982	101	0.00	19.540751	24.81		0.65	19.750061	10.89	0.40
12/31/2020	105	7	0.00	15.656079	19.85		0.65	15.727146	20.09	0.45
12/31/2019	88	7	0.00	13.062688	29.63		0.65	13.095750	29.89	0.45
JNL/Mellon Utilities Sector Fund - Class A
12/31/2023	25,371	1,418	0.00	16.637200	(9.58)		2.05	20.707195	(7.71)	0.00
12/31/2022	35,500	1,809	0.00	18.400370	(1.24	)‡	2.05	22.436772	0.80	0.00
12/31/2021	19,702	995	0.00	18.453726	14.28		2.16	22.257739	16.77	0.00
12/31/2020	16,128	939	0.00	16.148431	(3.17)		2.16	19.061000	(1.05)	0.00
12/31/2019	17,702	1,005	0.79	16.676586	11.92	‡	2.16	19.263774	24.20	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Utilities Sector Fund - Class I
12/31/2023	281	15	0.00	19.874282	(7.97)		0.65	20.288125	(7.74)	0.40
12/31/2022	374	18	0.00	21.596100	0.56		0.65	21.990944	0.81	0.40
12/31/2021	125	6	0.00	21.474980	16.35		0.65	21.813255	25.01	0.40
12/31/2020	89	5	0.00	18.457167	1.78	‡	0.65	16.761019	(1.12)	0.45
12/31/2019	90	5	1.24	16.951442	24.14		0.45	16.951442	24.14	0.45
JNL/Mellon World Index Fund - Class A
12/31/2023	16,223	464	0.00	28.721887	20.91		2.00	46.890234	23.34	0.00
12/31/2022	13,251	463	0.00	23.755709	(19.66)		2.00	38.016740	(18.05)	0.00
12/31/2021	13,763	396	1.35	29.570778	18.77		2.00	46.388240	21.17	0.00
12/31/2020	9,910	341	2.00	24.896627	13.32		2.00	38.282437	15.61	0.00
12/31/2019	8,224	323	2.06	21.969424	24.75		2.00	33.112437	27.27	0.00
JNL/Mellon World Index Fund - Class I
12/31/2023	424	9	0.00	41.963110	22.99		0.65	44.614832	23.30	0.40
12/31/2022	343	9	0.00	34.119207	(18.29)		0.65	36.184981	(18.09)	0.40
12/31/2021	667	15	2.82	41.757642	7.91	‡	0.65	44.175661	2.94	0.40
12/31/2020	150	4	3.20	38.203911	15.50		0.45	38.203911	15.50	0.45
12/31/2019	—	—	0.00	33.075970	27.19		0.45	33.075970	27.19	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2023	147,874	4,382	0.00	28.049092	9.63		2.45	44.326008	12.36	0.00
12/31/2022	141,577	4,645	0.00	25.585345	(11.21	)‡	2.45	39.449413	(9.01)	0.00
12/31/2021	168,543	4,960	0.00	26.034510	26.60		3.06	43.355539	30.53	0.00
12/31/2020	131,353	4,988	0.00	20.564507	0.74		3.06	31.690165	3.56	0.30
12/31/2019	102,694	4,011	0.00	20.413633	26.94		3.06	30.601041	30.49	0.30
JNL/MFS Mid Cap Value Fund - Class I
12/31/2023	1,040	24	0.00	41.025529	11.95		0.65	42.985707	12.22	0.40
12/31/2022	908	23	0.00	36.647763	(9.35)		0.65	38.303212	(9.12)	0.40
12/31/2021	703	16	0.00	40.425558	30.08		0.65	42.146322	22.79	0.40
12/31/2020	218	7	0.00	31.077076	3.45		0.65	33.683573	3.66	0.45
12/31/2019	92	3	0.00	30.039459	11.61	‡	0.65	32.493753	30.77	0.45
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2023	1,309	120	0.00	10.812086	39.59		1.25	11.180017	41.34	0.00
12/31/2022	312	40	0.00	7.745653	(35.28)		1.25	7.910008	(34.47)	0.00
12/31/2021+	390	33	0.00	11.967525	19.68	‡	1.25	12.070002	20.70	0.00
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2023	26,124	1,274	0.00	19.545091	23.36		2.05	22.414519	25.91	0.00
12/31/2022	17,264	1,048	0.00	15.844076	(21.61	)‡	2.05	17.802475	(19.99)	0.00
12/31/2021	21,346	1,023	0.00	20.098422	27.82		2.17	22.250543	30.63	0.00
12/31/2020	13,222	815	0.00	15.723810	17.93		2.17	17.033815	20.52 ‡	0.00
12/31/2019	6,292	462	0.00	13.332621	27.90		2.17	13.814116	29.60	0.85

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Morningstar U.S. Sustainability Index Fund - Class I
12/31/2023	846	38	0.00	21.918283	25.60	0.65	22.242863	25.85		0.45
12/31/2022	729	41	0.00	17.450763	(20.23)	0.65	17.673938	(20.07	)‡	0.45
12/31/2021	796	36	0.00	21.875630	6.77 ‡	0.65	22.120822	27.38		0.40
12/31/2020	255	15	0.00	16.943844	20.38	0.45	16.943844	20.38		0.45
12/31/2019	42	3	0.00	14.075186	30.66	0.45	14.075186	30.66		0.45
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2023	42,724	2,294	0.88	17.700269	28.50	2.30	20.031350	31.48		0.00
12/31/2022	19,352	1,346	1.33	13.774161	(15.75)	2.30	15.234872	(13.80)		0.00
12/31/2021	20,819	1,231	1.31	16.349637	21.07	2.30	17.673314	23.89		0.00
12/31/2020	13,591	983	1.40	13.503929	11.57	2.30	14.265101	14.17		0.00
12/31/2019	6,482	528	0.82	12.103135	31.58	2.30	12.494531	34.64		0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2023	410	21	0.70	19.648393	30.93	0.65	19.860819	31.19		0.45
12/31/2022	224	15	2.23	15.006960	(14.08)	0.65	15.138967	(13.91	)‡	0.45
12/31/2021	116	7	0.88	17.466380	23.50	0.65	17.620718	17.51		0.40
12/31/2020	172	12	2.58	14.142483	18.46 ‡	0.65	14.210003	13.92		0.45
12/31/2019	14	1	0.71	12.474074	34.51	0.45	12.474074	34.51		0.45
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2023	3,131	346	0.00	8.789504	(6.90)	1.25	9.918761	(5.73)		0.00
12/31/2022	4,081	421	0.00	9.440848	20.05	1.25	10.521803	21.55		0.00
12/31/2021	2,113	261	0.00	7.864280	28.14	1.25	8.656145	29.76		0.00
12/31/2020	1,003	161	0.00	6.137098	(4.83)	1.25	6.671117	(3.63)		0.00
12/31/2019	930	142	2.03	6.448355	10.70	1.25	6.922383	12.09		0.00
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
12/31/2023	1,352	131	0.00	10.282065	11.62	1.25	10.500003	13.02	‡	0.00
12/31/2022+	714	77	0.00	9.211295	(7.89)‡	1.25	9.236279	(1.50	)‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2023	47,454	3,895	0.00	10.685119	7.19	2.40	14.139290	9.78		0.00
12/31/2022	45,392	4,043	0.00	9.968770	(12.93)	2.40	12.879353	(10.82)		0.00
12/31/2021	50,929	4,016	0.00	11.449662	0.22	2.40	14.442605	2.65		0.00
12/31/2020	45,063	3,609	0.00	11.424764	4.47	2.40	14.069298	7.01		0.00
12/31/2019	45,837	3,879	2.68	10.936100	2.83 ‡	2.40	13.147670	9.35		0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2023	365	26	0.00	13.510058	9.35	0.65	14.169736	9.57		0.45
12/31/2022	319	25	0.00	12.354697	(11.17)	0.65	12.932181	(10.99	)‡	0.45
12/31/2021	257	18	0.00	13.907755	2.37	0.65	14.248062	2.60		0.40
12/31/2020	169	12	0.00	13.586096	6.61	0.65	14.164429	6.82		0.45
12/31/2019	128	10	3.56	12.743610	7.71 ‡	0.65	13.259549	9.11		0.45

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Gold Plus Strategy Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Newton Equity Income Fund - Class A
12/31/2023	89,231	2,594	0.00	30.611155	7.86		2.30	40.248554	10.37	0.00
12/31/2022	84,740	2,686	0.00	28.379862	1.45		2.30	36.468221	3.80	0.00
12/31/2021	36,777	1,187	0.00	27.975221	29.75		2.30	35.133154	32.77	0.00
12/31/2020	19,371	814	0.00	21.561335	0.12		2.30	26.462238	2.45	0.00
12/31/2019	21,731	922	0.00	21.535756	9.98	‡	2.30	25.829843	28.62	0.00
JNL/Newton Equity Income Fund - Class I
12/31/2023	2,886	81	0.00	38.258838	9.96		0.65	39.109080	10.23	0.40
12/31/2022	1,915	60	0.00	34.794325	3.44		0.65	35.478988	3.70	0.40
12/31/2021	815	25	0.00	33.637333	32.31		0.65	34.213815	22.59	0.40
12/31/2020	158	7	0.00	25.422627	26.54	‡	0.65	20.356124	2.30	0.45
12/31/2019	52	3	0.00	19.898818	28.38		0.45	19.898818	28.38	0.45
JNL/PIMCO Income Fund - Class A
12/31/2023	50,014	4,695	0.00	10.172776	6.22		2.05	11.567559	8.41	0.00
12/31/2022	45,665	4,584	0.00	9.577128	(9.95	)‡	2.05	10.669811	(8.09)	0.00
12/31/2021	52,971	4,824	0.00	10.515114	(0.34)		2.32	11.608837	1.99	0.00
12/31/2020	47,822	4,388	0.00	10.551466	2.54		2.32	11.381819	4.95	0.00
12/31/2019	35,499	3,378	3.21	10.290010	5.35		2.32	10.845461	7.82	0.00
JNL/PIMCO Income Fund - Class I
12/31/2023	1,153	101	0.00	11.153246	7.79		0.90	11.508041	8.33	0.40
12/31/2022	1,023	97	0.00	10.347260	(8.56)		0.90	10.623234	(8.10)	0.40
12/31/2021	815	71	0.00	11.315577	0.52	‡	0.90	11.559581	1.06	0.40
12/31/2020	514	45	0.00	11.258725	4.62		0.65	11.332165	4.82	0.45
12/31/2019	268	25	4.44	10.762004	7.43		0.65	10.810566	7.65	0.45
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2023	38,539	3,269	0.00	10.731843	5.45		2.15	13.860750	7.73	0.00
12/31/2022	36,077	3,251	0.00	10.177345	(18.35	)‡	2.15	12.865733	(16.58)	0.00
12/31/2021	48,680	3,609	0.00	12.256508	(3.88)		2.32	15.422687	(1.62)	0.00
12/31/2020	48,125	3,461	0.00	12.751228	7.99		2.32	15.677224	10.52	0.00
12/31/2019	35,827	2,809	2.91	11.808072	11.85		2.32	14.184703	14.47	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2023	543	42	0.00	12.788027	7.04		0.90	12.644620	7.52	0.45
12/31/2022	433	36	0.00	11.947500	(16.98)		0.90	11.760653	(16.61)‡	0.45
12/31/2021	485	33	0.00	14.391244	(0.96	)‡	0.90	15.005145	1.17	0.40
12/31/2020	230	16	0.00	15.058712	10.19		0.65	14.366772	10.41	0.45
12/31/2019	101	7	5.87	13.665716	3.11	‡	0.65	13.011767	14.24	0.45
JNL/PIMCO Real Return Fund - Class A
12/31/2023	76,657	5,270	0.00	12.243585	1.50		2.40	18.390128	3.96	0.00
12/31/2022	82,461	5,815	0.00	12.062114	(13.87	)‡	2.40	17.689081	(11.79)	0.00
12/31/2021	113,158	6,941	0.00	12.957370	2.37		2.92	20.053055	5.40	0.00
12/31/2020	86,992	5,571	0.00	12.657977	8.25		2.92	19.025967	11.46	0.00
12/31/2019	72,825	5,128	0.00	11.692889	5.27		2.92	17.069578	8.38	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Real Return Fund - Class I
12/31/2023	945	53	0.00	16.453119	3.40		0.90	17.909414	3.91	0.40
12/31/2022	834	48	0.00	15.912784	(12.42)		0.90	17.235030	(11.99)	0.40
12/31/2021	702	36	0.00	18.170050	4.52	‡	0.90	19.581979	4.91	0.40
12/31/2020	196	10	0.00	17.942346	11.06		0.65	19.360297	11.28	0.45
12/31/2019	37	2	0.00	16.155927	2.43	‡	0.65	17.398145	8.22	0.45
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2023	88,295	6,920	0.00	11.053976	10.42		2.45	15.195840	13.16	0.00
12/31/2022	88,734	7,774	0.00	10.010548	(6.95	)‡	2.45	13.429178	(4.65)	0.00
12/31/2021	95,207	7,854	0.00	10.338759	0.86		2.81	14.083965	3.73	0.00
12/31/2020	72,156	6,089	0.00	10.250978	(2.33)		2.81	13.577427	0.46	0.00
12/31/2019	93,546	7,835	0.00	10.495155	5.21		2.81	13.515656	8.21	0.00
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2023	722	57	0.00	14.352269	12.70		0.65	14.689547	12.98	0.40
12/31/2022	4,053	362	0.00	12.735252	(4.96)		0.65	13.002057	(4.72)	0.40
12/31/2021	210	18	0.00	13.399663	3.39		0.65	13.646200	2.51	0.40
12/31/2020	132	12	0.00	12.960236	0.08		0.65	11.278741	0.28	0.45
12/31/2019	140	13	0.00	12.950480	3.41	‡	0.65	11.247737	8.11	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2023	86,100	3,515	0.00	17.829694	9.94		2.60	34.908607	12.83	0.00
12/31/2022	83,745	3,806	0.00	16.216947	(13.98	)‡	2.60	30.939135	(11.72)	0.00
12/31/2021	112,040	4,448	0.00	16.896632	2.56		3.06	35.044699	5.75	0.00
12/31/2020	100,579	4,178	0.00	16.474488	1.94		3.06	33.139314	5.11	0.00
12/31/2019	114,190	4,924	0.00	16.160933	11.14		3.06	31.528797	14.60	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2023	515	15	0.00	31.275368	12.37		0.65	33.362177	12.65	0.40
12/31/2022	506	17	0.00	27.832069	(12.01)		0.65	29.615195	(11.79)	0.40
12/31/2021	526	15	0.00	31.631527	5.41		0.65	33.574309	4.77	0.40
12/31/2020	416	12	0.00	30.008032	4.77		0.65	34.304835	4.98	0.45
12/31/2019	158	5	0.00	28.642674	2.76	‡	0.65	32.678550	14.40	0.45
JNL/PPM America Total Return Fund - Class A
12/31/2023	47,651	2,832	0.00	14.540623	4.25		2.30	20.532030	6.67	0.00
12/31/2022	45,820	2,863	0.00	13.947288	(16.02	)‡	2.30	19.247773	(14.08)	0.00
12/31/2021	59,538	3,158	0.00	16.565564	(3.41)		2.32	22.401531	(1.15)	0.00
12/31/2020	60,879	3,156	0.00	17.151245	7.33		2.32	22.661634	9.85	0.00
12/31/2019	37,311	2,096	0.00	15.979771	7.54		2.32	20.629559	10.06	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2023	433	31	0.00	19.205941	6.25		0.65	19.701415	6.51 ‡	0.40
12/31/2022	366	29	0.00	18.076378	(14.33)		0.65	12.029693	(14.16)‡	0.45
12/31/2021	213	14	0.00	21.099507	0.64	‡	0.65	21.536157	0.68	0.40
12/31/2020	129	9	0.00	14.198575	9.75		0.45	14.198575	9.75	0.45
12/31/2019	77	6	0.00	12.937289	9.85		0.45	12.937289	9.85	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2023	23,655	1,066	0.00	19.370490	14.64		2.25	28.188759	17.25		0.00
12/31/2022	23,091	1,201	0.00	16.896134	(15.93	)‡	2.25	24.042394	(14.02)		0.00
12/31/2021	27,961	1,231	0.00	18.543057	26.64		2.80	27.963741	30.24		0.00
12/31/2020	22,640	1,283	0.00	14.641959	5.62		2.80	21.471042	8.62		0.00
12/31/2019+	24,340	1,476	1.52	13.863048	10.47	‡	2.80	19.767506	13.61		0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2023	391	14	0.00	26.362818	16.88		0.65	27.485052	17.17		0.40
12/31/2022	342	14	0.00	22.555753	(14.26)		0.65	23.457257	(14.04)		0.40
12/31/2021	142	5	0.00	26.306441	10.45	‡	0.65	27.289778	18.05		0.40
12/31/2020	142	7	0.00	21.806404	8.53		0.45	21.806404	8.53		0.45
12/31/2019+	62	3	1.23	20.093365	13.52		0.45	20.093365	13.52		0.45
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2023	162,295	5,372	0.00	23.713402	8.98		2.80	40.639320	12.06	‡	0.00
12/31/2022	166,673	6,090	0.00	21.760300	(10.55	)‡	2.80	31.052746	(8.79	)‡	0.85
12/31/2021	212,706	7,047	0.00	22.089697	22.21		3.36	39.426501	26.39		0.00
12/31/2020	197,667	8,155	0.00	18.075194	6.32		3.36	31.195250	9.95		0.00
12/31/2019+	207,265	9,256	2.59	17.001093	15.59		3.36	28.371970	19.54		0.00
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2023	84	2	0.00	37.446922	11.69		0.65	41.258374	11.92		0.45
12/31/2022	135	4	0.00	33.526807	(6.40	)‡	0.65	36.865724	(8.17	)‡	0.45
12/31/2021	64	2	0.00	40.144178	26.19		0.45	38.193637	22.00		0.40
12/31/2020	50	2	0.00	31.812375	9.78		0.45	31.812375	9.78		0.45
12/31/2019+	73	3	0.00	28.977088	19.22		0.45	28.977088	19.22		0.45
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2023	31,601	2,131	0.00	13.621006	15.01		2.05	16.609981	17.39		0.00
12/31/2022	28,135	2,197	0.00	11.843326	(19.30)		2.05	14.149968	(17.64)		0.00
12/31/2021	34,782	2,208	0.00	14.676596	4.95	‡	2.05	17.180006	12.73		0.00
12/31/2020	27,222	1,918	0.00	13.333941	23.55	‡	2.00	15.240007	11.98		0.00
12/31/2019	26,231	2,043	0.00	12.677731	21.53		1.25	13.610000	23.06		0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2023	94	6	0.00	15.955070	17.00		0.65	16.267766	17.29		0.40
12/31/2022	80	6	0.00	13.637276	(17.96)		0.65	13.869848	(17.75	)‡	0.40
12/31/2021	6	0	0.00	16.622129	12.34		0.65	17.132252	12.67		0.35
12/31/2020+	6	0	0.00	14.796062	7.99	‡	0.65	14.796062	7.99	‡	0.65
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2023	809,114	33,778	0.00	21.628432	15.74		2.30	27.401582	18.43		0.00
12/31/2022	666,960	32,551	0.00	18.686534	(13.95	)‡	2.30	23.137651	(11.95)		0.00
12/31/2021	709,600	30,077	0.00	21.428330	15.03		2.46	26.277765	17.89		0.00
12/31/2020	524,878	25,895	0.00	18.628580	14.62		2.46	22.289270	17.48		0.00
12/31/2019	328,074	18,739	0.00	16.251793	21.05		2.46	18.972876	24.06		0.00

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2023	7,931	306	0.00	25.583632	17.72	‡	0.90	26.934088	18.31	0.40
12/31/2022	6,464	294	0.00	22.243689	(12.23	)‡	0.65	22.766355	(12.01)	0.40
12/31/2021	6,136	245	0.00	24.821892	17.13		0.90	25.872798	17.71	0.40
12/31/2020	4,278	202	0.00	21.192227	16.80		0.90	21.979287	16.05 ‡	0.40
12/31/2019	1,603	89	0.00	18.144800	9.40	‡	0.90	17.758409	23.88	0.45
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2023	669,920	5,508	0.00	86.959179	44.22		2.60	183.088097	48.00	0.00
12/31/2022	483,250	5,807	0.00	60.297813	(40.38	)‡	2.60	123.705376	(38.81)	0.00
12/31/2021	839,035	6,079	0.00	69.658787	9.95		4.00	202.175403	14.43	0.00
12/31/2020	737,743	6,061	0.00	63.356741	31.71		4.00	176.673950	37.09	0.00
12/31/2019	593,203	6,612	0.00	48.102998	25.99		4.00	128.878115	31.13	0.00
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2023	6,362	36	0.00	161.894945	47.50		0.65	173.912289	47.87	0.40
12/31/2022	3,716	31	0.00	109.756909	(39.03	)‡	0.65	117.610482	(38.88)	0.40
12/31/2021	6,056	31	0.00	168.414848	6.17	‡	0.90	192.423233	14.32	0.40
12/31/2020	3,958	23	0.00	157.861168	36.61		0.65	168.314265	36.95	0.40
12/31/2019	1,111	9	0.00	115.558832	30.69		0.65	122.903233	31.02	0.40
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2023	369,365	2,291	0.00	117.418706	16.89		2.60	247.145225	19.96	0.00
12/31/2022	331,897	2,436	0.00	100.454817	(24.07	)‡	2.60	206.028322	(22.07)‡	0.00
12/31/2021	462,820	2,605	0.00	61.050759	6.87		5.50	244.063237	12.58	0.30
12/31/2020	434,827	2,730	0.00	57.125230	16.94		5.50	216.797426	23.18	0.30
12/31/2019	401,594	3,076	0.00	48.850403	24.44		5.50	175.998651	31.09	0.30
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2023	3,275	14	0.00	218.609888	19.54		0.65	234.837518	19.84	0.40
12/31/2022	2,712	14	0.00	182.875003	(22.34	)‡	0.65	195.960767	(22.14)	0.40
12/31/2021	2,639	10	0.00	220.298937	12.23		0.90	251.693862	12.79	0.40
12/31/2020	2,753	12	0.00	196.293499	22.82		0.90	223.150541	23.44	0.40
12/31/2019	853	5	0.00	159.820091	4.16	‡	0.90	180.779211	31.32	0.40
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2023	66,027	6,353	0.00	8.619176	2.30		2.40	13.169914	4.78	0.00
12/31/2022	76,556	7,634	0.00	8.425228	(6.91	)‡	2.40	12.569002	(4.65)	0.00
12/31/2021	80,700	7,570	0.00	8.486765	(3.14)		2.81	13.182433	(0.38)	0.00
12/31/2020	81,938	7,550	0.00	8.761803	1.05		2.81	13.232510	3.93	0.00
12/31/2019	70,965	6,720	0.00	8.670493	1.21		2.81	12.731756	4.09	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2023	2,654	207	0.00	12.256307	4.38		0.65	12.810058	4.65	0.40
12/31/2022	3,865	315	0.00	11.741510	(4.91)		0.65	12.241438	(4.67)	0.40
12/31/2021	4,559	354	0.00	12.347198	(0.74)		0.65	12.840863	(0.49)	0.40
12/31/2020	1,445	111	0.00	12.439297	3.60		0.65	12.904348	3.77 ‡	0.40
12/31/2019	946	73	0.00	12.007475	0.95	‡	0.65	12.990841	3.89	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2023	14,295	1,255	0.00	10.683796	11.26		2.05	12.505839	13.56	0.00
12/31/2022	11,341	1,117	0.00	9.602749	(16.54	)‡	2.05	11.012935	(14.81)	0.00
12/31/2021	12,292	1,021	0.00	11.337156	2.43		2.31	12.927751	4.82	0.00
12/31/2020	9,548	822	0.00	11.068113	1.09		2.31	12.332762	3.45	0.00
12/31/2019	9,131	802	0.00	10.949215	7.68		2.31	11.921873	10.20	0.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2023	81	7	0.00	12.148353	13.14		0.65	12.365825	13.45	0.40
12/31/2022	55	5	0.00	10.737180	(15.13)		0.65	10.899444	(14.90)	0.40
12/31/2021	61	5	0.00	12.652003	4.12	‡	0.65	12.807876	4.29	0.40
12/31/2020	24	2	0.00	11.996147	3.37		0.45	11.996147	3.37	0.45
12/31/2019	23	2	0.00	11.605072	10.00		0.45	11.605072	10.00	0.45
JNL/T. Rowe Price Value Fund - Class A
12/31/2023	276,613	6,036	0.00	35.050729	9.09		2.60	64.858745	11.95	0.00
12/31/2022	256,681	6,188	0.00	32.130907	(13.77	)‡	2.60	57.934136	(11.51)	0.00
12/31/2021	292,683	6,157	0.00	30.038925	24.98		3.60	65.466648	29.55	0.00
12/31/2020	202,461	5,475	0.00	24.035875	6.37		3.60	50.533811	10.27	0.00
12/31/2019	184,607	5,427	0.00	22.596171	21.66		3.60	45.829286	26.11	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2023	3,436	54	0.00	58.617197	11.54		0.65	62.191107	11.82	0.40
12/31/2022	4,444	79	0.00	52.551098	(11.84)		0.65	55.616339	(11.62)	0.40
12/31/2021	4,594	72	0.00	59.609760	29.08		0.65	62.929648	29.41	0.40
12/31/2020	2,081	42	0.00	46.179145	9.88		0.65	48.629277	9.68 ‡	0.40
12/31/2019	433	9	0.00	42.028280	25.71		0.65	47.278888	25.96	0.45
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2023	150,665	11,176	0.00	12.768578	11.77		2.25	14.699997	14.31	0.00
12/31/2022	142,177	11,890	0.00	11.423836	(18.45)		2.25	12.859997	(16.60)	0.00
12/31/2021	188,199	12,960	0.00	14.008816	11.76		2.25	15.419997	14.31	0.00
12/31/2020	35,096	2,714	0.00	12.534327	11.12		2.25	13.489997	13.65	0.00
12/31/2019	22,828	1,976	0.00	11.280049	17.17	‡	2.25	11.869998	22.88	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2023	6,621	453	0.00	14.497927	14.00		0.65	14.726384	14.28	0.40
12/31/2022	5,418	423	0.00	12.717450	(16.77)		0.65	12.885706	(16.57)	0.40
12/31/2021	6,141	399	0.00	15.280422	14.10		0.65	15.444039	12.32	0.40
12/31/2020	1,721	128	0.00	13.392706	13.36		0.65	13.480416	13.58	0.45
12/31/2019	923	78	0.00	11.814732	22.55		0.65	11.868362	22.80	0.45
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2023	42,400	3,682	0.00	10.968096	7.83		2.05	12.469995	10.06	0.00
12/31/2022	39,806	3,754	0.00	10.171220	(15.78)		2.05	11.329995	(14.04)	0.00
12/31/2021	41,682	3,333	0.00	12.076382	4.22		2.05	13.179995	6.38	0.00
12/31/2020	32,557	2,746	0.00	11.587669	7.42		2.05	12.389992	9.65	0.00
12/31/2019	22,836	2,085	0.00	10.787155	13.43	‡	2.05	11.299998	15.78	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2023	1,631	131	0.00	12.299842	9.82		0.65	12.493101	10.09	0.40
12/31/2022	1,485	131	0.00	11.200316	(14.26)		0.65	11.348473	(14.04)	0.40
12/31/2021	1,523	116	0.00	13.062640	6.23	‡	0.65	13.202649	6.40	0.40
12/31/2020	1,260	102	0.00	12.376775	9.58		0.45	12.376775	9.58	0.45
12/31/2019	1,084	96	0.00	11.294260	15.67		0.45	11.294260	15.67	0.45
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2023	62,532	5,010	0.00	11.917962	9.99		2.05	13.550006	12.26	0.00
12/31/2022	57,705	5,127	0.00	10.835490	(17.13)		2.05	12.070006	(15.42)	0.00
12/31/2021	62,934	4,672	0.00	13.075078	8.12		2.05	14.270003	10.36	0.00
12/31/2020	37,468	3,030	0.00	12.092678	9.39		2.05	12.930002	11.66	0.00
12/31/2019	27,994	2,494	0.00	11.054413	16.96	‡	2.05	11.580000	19.38	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2023	5,167	382	0.00	13.355332	11.99		0.65	13.565848	12.27	0.40
12/31/2022	4,728	392	0.00	11.924985	(15.68)		0.65	12.082795	(15.47)	0.40
12/31/2021	5,229	367	0.00	14.142371	10.19		0.65	14.293841	9.39	0.40
12/31/2020	1,972	153	0.00	12.834634	11.33		0.65	12.918794	11.55	0.45
12/31/2019	409	35	0.00	11.528951	0.33	‡	0.65	11.581349	19.46	0.45
JNL/WCM China Quality Growth Fund - Class A
12/31/2023	201	24	0.00	8.369583	(11.44	)‡	1.20	8.539969	(17.96)‡	0.00
12/31/2022+	91	9	0.00	10.339230	3.39	‡	1.00	10.349807	(4.51)‡	0.85
JNL/WCM Focused International Equity Fund - Class A
12/31/2023	65,513	3,237	0.00	18.376648	13.81		2.30	23.283265	16.46	0.00
12/31/2022	53,842	3,055	0.00	16.146372	(30.31)		2.30	19.993098	(28.69)	0.00
12/31/2021	44,280	1,762	0.00	23.168768	14.42		2.30	28.037732	17.08	0.00
12/31/2020	27,750	1,278	0.29	20.248972	29.01		2.30	23.947236	32.01	0.00
12/31/2019	17,213	1,031	0.69	15.695533	8.21	‡	2.30	18.140257	35.48	0.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2023	900	39	0.00	22.321677	16.10		0.65	22.903298	16.39	0.40
12/31/2022	736	37	0.00	19.226767	(28.96)		0.65	19.678568	(28.79)	0.40
12/31/2021	1,241	45	0.00	27.066297	16.68		0.65	27.633279	16.97	0.40
12/31/2020	885	37	0.52	23.196629	31.55		0.65	23.623427	56.62 ‡	0.40
12/31/2019	92	5	1.25	17.632725	8.80	‡	0.65	17.969816	35.21	0.45
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2023	2,991	245	0.00	11.378590	4.31		2.05	13.593800	6.46	0.00
12/31/2022	3,194	275	0.00	10.908625	(5.25)		2.05	12.768600	(3.29)	0.00
12/31/2021	2,704	222	0.00	11.512660	0.87		2.05	13.202910	2.96	0.00
12/31/2020	2,045	170	0.00	11.412881	4.14		2.05	12.822888	6.30	0.00
12/31/2019	3,085	271	0.00	10.958830	9.63	‡	2.05	12.062859	11.77	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WCM China Quality Growth Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2023	8	1	0.00	13.105282	6.29	0.45	N/A	N/A	N/A
12/31/2022	9	1	0.00	12.329840	(3.47)	0.45	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.650849	2.38	0.90	13.037015	(2.26)	0.40
12/31/2020	—	—	0.00	12.356816	5.64	0.90	12.420578	6.12	0.45
12/31/2019	—	—	0.00	11.697168	5.22 ‡	0.90	11.704748	11.65	0.45
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2023	26,023	2,613	0.00	8.876219	6.14	2.30	11.709624	8.60	0.00
12/31/2022	27,756	2,982	0.00	8.362803	(7.85)‡	2.30	10.781950	(5.72)	0.00
12/31/2021	33,729	3,367	0.00	8.841557	(6.74)	2.56	11.435850	(4.33)	0.00
12/31/2020	36,758	3,467	13.61	9.480951	(9.06)	2.56	11.952896	(6.71)	0.00
12/31/2019	42,174	3,667	9.40	10.425139	(1.60)	2.56	12.812674	0.95	0.00
JNL/Western Asset Global Multi-Sector Bond Fund - Class I
12/31/2023	53	5	0.00	11.735930	8.53	0.45	N/A	N/A	N/A
12/31/2022	48	4	0.00	10.309644	(6.12)	0.65	10.813860	(5.93)‡	0.45
12/31/2021	96	8	0.00	10.981161	(2.04)‡	0.65	11.260801	(2.51)	0.40
12/31/2020	69	6	20.50	12.031368	(6.86)	0.45	12.031368	(6.86)	0.45
12/31/2019	36	3	16.47	12.917245	0.84	0.45	12.917245	0.84	0.45
JNL/William Blair International Leaders Fund - Class A
12/31/2023	47,735	2,019	0.00	17.650597	10.06	2.45	32.665974	12.44	0.30
12/31/2022	47,158	2,218	1.73	16.036893	(26.83)‡	2.45	29.050875	(25.25)‡	0.30
12/31/2021	66,002	2,291	1.16	18.630039	2.99	3.06	42.097897	6.20	0.00
12/31/2020	65,031	2,371	2.08	18.088308	10.35	3.06	39.641906	13.78	0.00
12/31/2019	67,145	2,750	1.71	16.391361	24.28	3.06	34.840287	28.14	0.00
JNL/William Blair International Leaders Fund - Class I
12/31/2023	408	11	0.12	32.131233	12.55	0.65	34.505411	12.81	0.40
12/31/2022	371	11	2.14	28.547232	(25.30)	0.65	30.588406	(25.12)	0.40
12/31/2021	445	10	1.54	38.218304	1.92 ‡	0.65	40.851842	6.06	0.40
12/31/2020	262	7	3.42	42.057696	13.63	0.45	38.518994	13.69	0.40
12/31/2019	111	3	2.01	37.011673	27.94	0.45	33.880636	28.01	0.40
JNL/WMC Balanced Fund - Class A
12/31/2023	556,541	8,577	0.00	47.325208	10.30 ‡	2.50	96.321289	13.08	0.00
12/31/2022	520,356	8,950	0.00	39.288302	(16.32)‡	2.80	85.180511	(13.95)	0.00
12/31/2021	624,741	9,113	0.00	41.099780	14.83	3.30	98.990418	18.68	0.00
12/31/2020	532,083	9,114	0.00	35.793221	4.81	3.30	83.410741	8.33	0.00
12/31/2019	501,255	9,182	0.00	34.150432	17.52	3.30	76.998988	21.46	0.00
JNL/WMC Balanced Fund - Class I
12/31/2023	2,583	28	0.00	85.138813	12.69	0.65	91.457185	12.97	0.40
12/31/2022	2,105	26	0.00	75.553111	(14.25)	0.65	80.958020	(14.03)	0.40
12/31/2021	1,458	15	0.00	88.107546	18.27	0.65	94.175441	18.21	0.40
12/31/2020	1,128	13	0.00	74.495935	7.95	0.65	86.725396	8.17	0.45
12/31/2019	851	11	0.00	69.009335	21.05	0.65	80.177555	21.30	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Equity Income Fund - Class A
12/31/2023	57,944	3,721	0.00	14.990239	4.47	2.05	17.060009	6.62	0.00
12/31/2022	61,568	4,155	0.00	14.349227	(1.53)‡	2.05	16.000016	0.50	0.00
12/31/2021	60,741	4,057	0.00	14.405411	22.77	2.32	15.920021	25.65	0.00
12/31/2020	45,269	3,749	0.00	11.733704	0.24	2.32	12.670021	2.59	0.00
12/31/2019	31,701	2,656	0.00	11.705813	20.91	2.32	12.350018	23.75	0.00
JNL/WMC Equity Income Fund - Class I
12/31/2023	1,522	91	0.00	16.439757	6.05	0.90	16.962462	6.58	0.40
12/31/2022	1,520	96	0.00	15.501798	(0.10)	0.90	15.915138	0.40	0.40
12/31/2021	1,329	84	0.00	15.516574	24.87	0.90	15.851090	25.49	0.40
12/31/2020	2,157	171	0.00	12.426543	2.05	0.90	12.631123	2.82 ‡	0.40
12/31/2019	725	59	0.00	12.176719	22.92	0.90	12.313842	23.47	0.45
JNL/WMC Global Real Estate Fund - Class A
12/31/2023	48,803	2,928	0.00	13.796924	6.93	2.45	21.796643	9.58	0.00
12/31/2022	46,478	3,010	0.00	12.902551	(29.33)‡	2.45	19.891313	(27.58)	0.00
12/31/2021	69,241	3,199	0.00	16.493820	22.86	3.06	27.466849	26.67	0.00
12/31/2020	60,779	3,512	0.00	13.425324	(14.78)	3.06	21.683176	(12.13)	0.00
12/31/2019	80,383	4,024	0.00	15.753811	18.83	3.06	24.677113	22.52	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2023	61	3	0.00	20.165272	9.16	0.65	21.128298	9.43	0.40
12/31/2022	82	4	0.00	18.473596	(27.84)	0.65	19.307723	(27.66)	0.40
12/31/2021	101	4	0.00	25.602422	26.30	0.65	26.691857	22.92	0.40
12/31/2020	66	3	0.00	20.271068	(12.47)	0.65	20.916631	(12.30)	0.45
12/31/2019	71	3	0.00	23.159834	6.23 ‡	0.65	23.849700	5.25 ‡	0.45
JNL/WMC Government Money Market Fund - Class A
12/31/2023	123,654	10,139	4.30	9.423517	2.10	2.20	17.493111	4.37	0.00
12/31/2022	140,716	11,960	0.97	9.229351	(1.24)‡	2.20	16.760712	0.95	0.00
12/31/2021	114,353	9,532	0.00	7.348366	(3.01)	3.06	16.602604	0.00	0.00
12/31/2020	127,863	10,549	0.18	7.576705	(2.81)	3.06	16.602588	0.21	0.00
12/31/2019	69,689	5,775	1.54	7.795853	(1.52)	3.06	16.567919	1.54	0.00
JNL/WMC Government Money Market Fund - Class I
12/31/2023	3,195	202	4.83	15.256748	4.15	0.65	16.389029	4.41	0.40
12/31/2022	1,828	116	1.14	14.648552	0.66	0.65	15.696526	0.91	0.40
12/31/2021	4,450	287	0.15	14.552840	(0.61)	0.65	15.555136	(0.36)	0.40
12/31/2020	2,204	135	0.29	14.642573	(0.44)‡	0.65	15.611993	(0.02)‡	0.40
12/31/2019	502	29	1.75	17.069890	1.54	0.45	17.069890	1.54	0.45
JNL/WMC Value Fund - Class A
12/31/2023	54,209	1,028	0.00	41.736589	6.41	2.60	64.527900	8.61	0.55
12/31/2022	53,396	1,089	0.00	39.222204	(7.27)‡	2.60	59.413241	(5.36)‡	0.55
12/31/2021	59,586	1,140	0.00	34.762647	22.47	3.62	65.867685	26.60	0.30
12/31/2020	50,086	1,201	0.00	28.385230	(2.09)	3.62	52.027460	1.21	0.30
12/31/2019	55,858	1,339	0.00	28.991820	22.98	3.62	51.403525	27.13	0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Value Fund - Class I
12/31/2023	55	1	0.00	66.328555	11.04	0.65	N/A	N/A	N/A
12/31/2022	—	—	0.00	61.556004	(6.14)	0.60	N/A	N/A	N/A
12/31/2021	—	—	0.00	71.451200	26.79	0.45	67.433905	21.86	0.40
12/31/2020	—	—	0.00	56.353113	1.38	0.45	56.353113	1.38	0.45
12/31/2019	—	—	0.00	55.586720	27.28	0.45	55.586720	27.28	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2023

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains two hundred forty-six (246) Investment Divisions as of December 31, 2023. These two hundred forty-six (246) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2023:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Hedged Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/JPMorgan Hedged Equity Fund - Class I
JNL Bond Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Value Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Value Fund - Class I
JNL International Index Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
JNL iShares Tactical Growth Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
JNL iShares Tactical Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
JNL iShares Tactical Moderate Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I	JNL/Mellon Bond Index Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Mellon Communication Services Sector Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Mellon Communication Services Sector Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/American Funds Balanced Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Materials Sector Fund - Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2023

JNL® Series Trust
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/American Funds Growth Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/American Funds International Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/MFS Mid Cap Value Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Newton Equity Income Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I	JNL/PIMCO Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/PIMCO Income Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/PIMCO Real Return Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Real Return Fund - Class I
JNL/Causeway International Value Select Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
JNL/DFA International Core Equity Fund - Class I	JNL/PPM America Total Return Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2023

JNL® Series Trust
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs 4 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/WCM China Quality Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/WCM Focused International Equity Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/William Blair International Leaders Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/WMC Balanced Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WMC Equity Income Fund - Class I
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/Invesco Global Growth Fund - Class I	JNL/WMC Global Real Estate Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I	JNL/WMC Government Money Market Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A	JNL/WMC Value Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I	JNL/WMC Value Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2023

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2023, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2023

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.65%. This charge is assessed through a redemption of contract units.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected. This charge is assessed through a redemption of contract units or as a reduction of contract value, depending on the optional death benefit selected.

Advisory Fees. Some of the contracts are designed for contract owners who have hired a third party investment adviser to manage their contract value for a fee. In some circumstances, and pursuant to specific administrative rules developed to comply with a Private Letter Ruling Jackson obtained from the Internal Revenue Service on the topic, Jackson will facilitate the direct deduction of these fees from the contract with direct payment to the third party investment adviser. The amount of these fees vary and are set pursuant to written agreements between the contract owner and their third party investment adviser. Pursuant to its administrative rules and the Private Letter Ruling, Jackson caps the amount of advisory fees that may be directly deducted in this manner at an annual amount of either 1.25% or 1.50% of the contract’s cash value depending upon whether add-on benefits have been elected by the contract owner. When advisory fees are deducted from the contract pursuant to Jackson’s administrative rules, Jackson does not treat the deduction of such fees as a taxable distribution.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0% of the contract value. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $10,141 and $3,958 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2023 and 2022, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

KPMG LLP
Aon Center Suite 5500
200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise JNLNY Separate Account I (the Separate Account), as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.
Chicago, Illinois March 28, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statements of assets and liabilities as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Alternative Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A

JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/Baillie Gifford International Growth Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A
JNL/DoubleLine Total Return Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A

JNL/Goldman Sachs 4 Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class I
JNL/Goldman Sachs Managed Moderate Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Growth Fund - Class A
JNL/Invesco Global Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/JPMorgan U.S. Value Fund - Class A
JNL/JPMorgan U.S. Value Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Loomis Sayles Global Growth Fund - Class I
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class I
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Bond Index Fund - Class I
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class I
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL/Mellon Consumer Staples Sector Fund - Class A

JNL/Mellon Consumer Staples Sector Fund - Class I
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Dow Index Fund - Class I
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class I
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Energy Sector Fund - Class I
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class I
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class I
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class I
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class I
JNL/Mellon International Index Fund - Class A
JNL/Mellon International Index Fund - Class I
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Materials Sector Fund - Class I
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class I
JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class I
JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon Utilities Sector Fund - Class I
JNL/Mellon World Index Fund - Class A
JNL/Mellon World Index Fund - Class I
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Newton Equity Income Fund - Class A

JNL/Newton Equity Income Fund - Class I
JNL/PIMCO Income Fund - Class A

JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class A
JNL/T. Rowe Price Balanced Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/Western Asset Global Multi-Sector Bond Fund - Class I
JNL/William Blair International Leaders Fund - Class A
JNL/William Blair International Leaders Fund - Class I
JNL/WMC Balanced Fund - Class A

JNL/WMC Balanced Fund - Class I
JNL/WMC Equity Income Fund - Class A

JNL/WMC Equity Income Fund - Class I
JNL/WMC Global Real Estate Fund - Class A
JNL/WMC Global Real Estate Fund - Class I
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A JNL/WMC Value Fund - Class I
JNL Bond Index Fund - Class I
JNL Emerging Markets Index Fund - Class I
JNL International Index Fund - Class I
JNL Mid Cap Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class I
JNL Small Cap Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A JNL/Morningstar Pitchbook Listed Private Equity Index Fund – Class A

Statements of assets and liabilities as of December 31, 2023, and the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period from April 25, 2022 (inception) to December 31, 2022

JNL/AB Sustainable Global Thematic Fund – Class A
JNL/AB Sustainable Global Thematic Fund - Class I
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/WCM China Quality Growth Fund - Class A

Jackson National Life Insurance
Company of New York

Statutory Financial Statements

For the years ended
December 31, 2023

1

Jackson National Life Insurance Company of New York

Index to Statutory Financial Statements
________________________________________________________________________________________________

2

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436

Independent Auditors' Report

The Audit, Compensation, and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company of New York:

Opinions

We have audited the financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

3

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

● Exercise professional judgment and maintain professional skepticism throughout the audit.

● Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

● Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

● Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

● Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

4

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Supplemental Schedule of Selected Financial Data, Supplemental Investment Risks Interrogatories, Summary Investment Schedule, and Reinsurance Risk Interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the New York State Department of Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Chicago, Illinois
April 1, 2024

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except share information)

	December 31,
	2023	2022
Admitted Assets
Bonds	$1,299,498	$1,317,391
Cash and cash equivalents	30,770	56,849
Common stock - unaffiliated	708	807
Receivables for securities	496	384
Securities lending reinvested collateral assets	3,565	9,463
Policy loans	376	356
Total cash and invested assets	1,335,413	1,385,250
Investment income due and accrued	10,416	10,069
Income tax receivable from parent	—	1,740
Net deferred tax asset	20,652	—
Receivable from parent	11,273	2,031
Amounts due from reinsurers	160,598	152,924
Other admitted assets	100	180
Admitted disallowed IMR	10,892	—
Separate account assets	15,871,446	13,943,778
Total admitted assets	$17,420,790	$15,495,972

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$627,158	$729,135
Liability for deposit-type contracts	8,717	9,177
Policy and contract claims	14,167	20,366
Asset valuation reserve	12,138	10,872
General expenses and taxes due and accrued	4,024	3,577
Accrued transfers to separate accounts	(37,206)	(33,925)
Federal income tax	19,987	—
Payable to parent	165,531	192,033
Payable for securities lending	3,565	9,463
Other liabilities	11,201	8,368
Separate account liabilities	15,871,446	13,943,778
Total liabilities	16,700,728	14,892,844
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	2,000	2,000
Gross paid-in and contributed surplus	503,859	503,859
Unassigned surplus	203,311	97,269
Special surplus funds	10,892	—
Total capital and surplus	720,062	603,128
Total liabilities, capital and surplus	$17,420,790	$15,495,972

See accompanying Notes to Statutory Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2023	2022	2021
Income:
Premiums and annuity considerations	$101,132	$118,033	$148,746
Fee income	38,391	38,092	39,113
Net investment income (net of expenses of $1,999 in 2023, $2,051 in 2022, and $1,901 in 2021)	47,067	43,248	44,749
Commissions and expense allowances on reinsurance ceded	120,145	132,682	148,285
Total other income	280	—	—
Total income	307,015	332,055	380,893
Benefits and other deductions:
Death benefits	53	323	125
Surrenders and annuity benefits	216,055	177,095	197,462
Interest and adjustments on policy funds and deposit-type contracts	(424)	(159)	147
Change in aggregate reserves	(101,977)	90,879	(36,469)
Commissions	109,260	122,762	147,847
General insurance expenses	25,060	25,324	16,228
Taxes, licenses and fees	1,221	1,008	1,216
Change in loading on deferred and uncollected premium	19	3	(47)
Net transfers to (from) separate accounts	(53,767)	(29,847)	4,330
Reinsurance on in-force business	(624)	(1,340)	(2,754)
Total benefits and other deductions	194,876	386,048	328,085
Gain (loss) from operations before federal income tax expense and net realized capital losses	112,139	(53,993)	52,808
Federal income tax expense (benefit)	20,594	(961)	4,426
Gain (loss) from operations before net realized capital losses	91,545	(53,032)	48,382
Net realized capital gains (losses), less capital gains tax benefit of nil in 2023, $137 in 2022, and tax expense of $5 in 2021, excluding tax benefit of $185 in 2023, $309 in 2022, and tax expense of $1,290 in 2021 transferred to the IMR	(428)	(909)	16
Net income (loss)	$91,117	$(53,941)	$48,398

See accompanying Notes to Statutory Financial Statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Capital and Surplus
(In thousands)

		Surplus
	Capital	Gross paid-in	Special
	stock	and contributed	Funds	Unassigned	Total

Balances at December 31, 2020	$2,000	$494,697	$—	$111,066	$607,763
Net income	—	—	—	48,398	48,398
Change in net unrealized capital gains and losses	—	—	—	(168)	(168)
Change in asset valuation reserve	—	—	—	(1,208)	(1,208)
Change in non-admitted assets	—	—	—	674	674
Paid-in surplus	—	9,162	—	—	9,162
Change in surplus as a result of reinsurance	—	—	—	(2,754)	(2,754)

Balances at December 31, 2021	2,000	503,859	—	156,008	661,867

Net loss	—	—	—	(53,941)	(53,941)
Change in net unrealized capital gains and losses	—	—	—	(98)	(98)
Change in asset valuation reserve	—	—	—	(898)	(898)
Change in non-admitted assets	—	—	—	(2,392)	(2,392)
Change in surplus as a result of reinsurance	—	—	—	(1,339)	(1,339)
Change in net deferred income tax	—	—	—	(71)	(71)

Balances at December 31, 2022	2,000	503,859	—	97,269	603,128

Net income	—	—	—	91,117	91,117
Change in net unrealized capital gains and losses	—	—	—	260	260
Change in asset valuation reserve		—	—	(1,266)	(1,266)
Change in non-admitted assets	—	—	—	6,726	6,726
Change in surplus as a result of reinsurance	—	—	—	(624)	(624)
Change in special surplus funds	—	—	10,892	(10,892)	—
Change in net deferred income tax	—	—	—	20,721	20,721

Balances at December 31, 2023	$2,000	$503,859	$10,892	$203,311	$720,062

See accompanying Notes to Statutory Financial Statements.

8

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2023	2022	2021
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$74,593	$35,891	$137,087
Net investment income	47,402	42,716	45,361
Other	162,453	170,987	203,931
Total cash received from operations	284,448	249,594	386,379
Operating disbursements:
Benefit payments	301,033	96,407	266,253
Commissions, general expenses and taxes	134,448	150,738	165,543
Net transfers to separate accounts	(123,440)	(118,658)	(9,424)
Federal income taxes	(1,318)	50	(186)
Total cash disbursed from operations	310,723	128,537	422,186
Net cash (used in) provided by operations	(26,275)	121,057	(35,807)

Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds sold	28,457	34,207	74,590
Bond repayments, maturities, calls and redemptions	92,998	107,077	113,898
Total bonds	121,455	141,284	188,488
Miscellaneous	5,898	3	3
Total investment proceeds	127,353	141,287	188,491
Cost of investments acquired:
Bonds	108,606	244,161	200,636
Miscellaneous	112	8,943	903
Total investments acquired	108,718	253,104	201,539
Net (increase) decrease in policy loans	(20)	(7)	51
Net cash provided by (used in) investments	18,615	(111,824)	(12,997)

Cash from financing and miscellaneous sources:
Cash provided (applied):
Paid in surplus	—	—	9,162
Net deposits on deposit-type contracts	(6,171)	(5,299)	(9,696)
Other	(12,248)	6,996	(2,026)
Net cash (used in) provided by financing and miscellaneous sources	(18,419)	1,697	(2,560)

Net change in cash and cash equivalents	(26,079)	10,930	(51,364)

Cash and cash equivalents at beginning of year	56,849	45,919	97,283

Cash and cash equivalents at end of year	$30,770	$56,849	$45,919

Cash flow information for non-cash transactions:
Transfer of debt securities for debt securities and/or equity securities	$4,108	$5,698	$10,388
Non-cash financial assets transferred to parent	$—	$61,375	$—

See accompanying Notes to Statutory Financial Statements.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company of New York (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the ultimate parent, Jackson Financial Inc. ("Jackson Financial"). Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities, and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan. There is not substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (“statutory”), which vary in some respects from U.S. generally accepted accounting principles (“GAAP”) and include the following:

1.the costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

3.the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred variable annuities held in the separate accounts is reported in the general account as a negative liability;

4.assets must be included in the statement of admitted assets, liabilities, capital and surplus at “admitted asset value,” with “non-admitted assets” excluded through a charge to surplus;

5.an asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit related investment losses;

6.bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, these investments are generally carried at fair value, amortized cost for policy loans, with changes in valuation recorded in other comprehensive income);

7.current expected credit losses (“CECL”) on certain financial assets are not included herein, but are required for GAAP;

8.realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

9.gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

10.premiums for universal life and certain investment-type products are recognized as income, but are accounted for as deposits to policyholders' accounts under GAAP;

11.a net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years, and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net DTA or liability being recorded directly to surplus;

12.reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;
11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

13.net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

14.statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

15.there is no presentation of comprehensive income.

The effects on the financial statements of the variances between the statutory accounting practices described above and US generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Certain amounts in the 2022 and 2021 statutory financial statements have been reclassified to conform to the 2023 presentation.

The New York State Department of Financial Services (“NYDFS”) recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under New York Insurance Law. The NYDFS has adopted in its entirety, subject to certain conflicts and exceptions with New York Insurance Law, the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”).

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In NAIC SAP, the application of Curtate CARVM reserve valuation is required. The Company’s fixed annuity reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. If the application of Curtate CARVM reserve valuation were used, statutory capital and surplus would be increased by $254 thousand and $305 thousand as of December 31, 2023 and 2022, respectively. Additionally, net income would have decreased by $51 thousand, increased by $61 thousand, and decreased by $125 thousand for the years then ended December 31, 2023, 2022, and 2021, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporates VM-21 but also includes an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would be increased by $23.0 million and $27.7 million as of December 31, 2023 and 2022, respectively. Additionally, net income would be decreased by $4.7 million, increased by $1.9 million, and decreased by $0.8 million for the years then ended December 31, 2023, 2022, and 2021, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulation. If reserves were established according to NAIC SAP, statutory capital and surplus would be decreased by $239 thousand and increased by $1,233 thousand as of December 31, 2023 and 2022, respectively. Additionally, net income would be decreased by $1.5 million, increased by $1.6 million, and increased by $0.3 million for the years then ended December 31, 2023, 2022, and 2021, respectively.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York is shown in the following tables (in thousands):

	Years Ended December 31,
	2023	2022	2021
Net income (loss), as stated herein	$91,117	$(53,941)	$48,398
Adjustments - prescribed practices:
Continuous CARVM per New York basis	(26,253)	(23,021)	(20,221)
Curtate CARVM per NAIC SAP	(26,202)	(23,082)	(20,096)
Decrease (increase) in aggregate reserves to reflect curtate CARVM	(51)	61	(125)
VM-21 Reserve:
VA reserve per New York basis	(30,576)	27,511	(14,193)
VA reserve per NAIC SAP	(25,835)	25,638	(13,442)
Decrease (increase) in aggregate reserves to reflect VM-21	(4,741)	1,873	(751)
VM-22 Reserve:
IA reserve per New York basis	548	765	(555)
IA reserve per NAIC SAP	2,004	(855)	(885)
Decrease (increase) in aggregate reserves to reflect VM-22	(1,456)	1,620	330
Additional reserves under asset adequacy testing	—	—	—
Tax effect of prescribed practice adjustments	(16)	—	(69)
Net income (loss), NAIC SAP	$84,853	$(50,387)	$47,783

	December 31,
	2023	2022
Statutory capital and surplus, as stated herein	$720,061	$603,128
Adjustments - prescribed practices:
Continuous CARVM per New York basis	310,232	336,485
Curtate CARVM per NAIC SAP	309,978	336,180
Decrease (increase) in aggregate reserves to reflect curtate CARVM	254	305
VM-21 Reserve:
VA reserve per New York basis	164,970	195,546
VA reserve per NAIC SAP	141,978	167,813
Decrease (increase) in aggregate reserves to reflect VM-21	22,992	27,733
VM-22 Reserve:
IA reserve per New York basis	67,903	67,355
IA reserve per NAIC SAP	68,223	66,219
Decrease (increase) in aggregate reserves to reflect VM-22	(320)	1,136
Additional reserves under asset adequacy testing	—	—
Tax effect of prescribed practice differences	81	97
Statutory capital and surplus, NAIC SAP	$743,068	$632,399

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No. 26R - Bonds; SSAP No. 43R - Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21R - Other Admitted Assets, and SSAP No. 86 - Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments, was also revised to exclude certain securities from being reported as a cash equivalents or short-term investments. The amendments are effective January 1, 2025. The Company is currently in the process of evaluating the impact of the new guidance.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns and policy crediting rates; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to establishment of a liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company, including an estimate of the dividends received deduction. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding loan-backed and structured securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson-NY recognizes an other-than-temporary impairment ("OTTI") for non-loan-backed securities when the Company does not expect full recovery of the amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Loan-backed and structured securities, hereafter collectively referred to as “loan-backed securities,” are also stated at amortized cost except those with an NAIC carry rating of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value loan-backed securities where the collection of all contractual cash flows is probable. For loan-backed securities where the collection of all contractual cash flows is not probable, the Company:

•Recognizes the accretable yield over the life of the loan-backed security as determined at the acquisition or transaction date;
•Continues to estimate cash flows expected to be collected at least quarterly; and
•Recognizes an other-than-temporary impairment loss if the loan-backed security is impaired (i.e., the fair value is less than the amortized cost basis) and if the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected.

Investments are reduced to estimated fair value (discounted cash flows for loan-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

If the Company intends to sell an impaired loan-backed security or does not have the intent and ability to retain the impaired loan-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For loan-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the loan-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the loan-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the loan-backed security’s amortized cost basis and the present value of cash flows expected to be collected.

For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the loan-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Preferred stocks are stated at cost, except those with a NAIC Securities Valuation Office rating of “4” to “6,” which are reported at the lower of cost or fair value.

Common stocks are stated at fair value.

Cash and short-term investments, which primarily include high quality money market instruments, are carried at amortized cost. These investments have original maturities of twelve months or less, and are considered cash equivalents for reporting cash flow.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at the unpaid principal balances.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality and interest assumptions currently used are based upon either the 1980 Commissioners’ Standard Ordinary (CSO) Table with 4.0% to 4.5% interest rates, the 2001 Commissioners’ Standard Ordinary (CSO) Table with 3.5% to 4.0% interest rates, or the 2017 Commissioners’ Standard Ordinary (CSO) Table with 3.0% to 4.0% interest rates.

Reserves for variable annuity products and related guarantees are determined using New York Regulation 213, which incorporates VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount, subject to additional floor calculations. The stochastic reserve calculation uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount and standard scenario floor calculations are based on assumptions prescribed by the regulation. The option value floor for contracts issued on or after January 1, 2020 is based on the standard scenario prescribed assumptions, but using stochastically generated arbitrage free interest rates and equity return paths.

All other annuity reserves are established with an interest rate assumption ranging from 1.0% to 7.0% and are carried at the greater of surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate account and non-insulated accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

Capital and surplus of most recently filed statement			$708,010
Less:
Goodwill			—
EDP equipment and operating system software			—
Net deferred tax asset			—
Admitted net negative disallowed IMR			10,171
Adjusted capital & surplus			$697,839

	Net negative (disallowed IMR)	Negative IMR admitted	Percentage of adjusted capital and surplus
General account	$10,892	$10,892	1.6%
Insulated separate account	—	—	—%
Non-insulated separate account	—	—	—%
	$10,892	$10,892	1.6%

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit related investment losses. Changes in the AVR are recorded directly to surplus.

Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Fee income is recognized as revenue when earned. Commission and expense allowances, which represent commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory reserves for variable annuities and variable life contracts and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2023, 2022, and 2021, no investment income was excluded.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
1. Gross	$10,416
2. Nonadmitted	$—
3. Admitted	$10,416

At both December 31, 2023 and December 31, 2022 the Company had nil aggregate deferred interest.

At December 31, 2023, 2022, and 2021, the Company had nil, nil, and $158 thousand cumulative amounts of paid-in-kind interest, respectively.

Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting
16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
and tax basis accounting methods, and the corporate alternative minimum tax. A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 6 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as “non-admitted assets” (principally net DTAs not realizable within three years and agents’ debit balances) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts are segregated in non-guaranteed separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the variable annuity contracts. These fees are recorded as earned.

Subsequent Events
The Company has evaluated events through April 1, 2024, which is the date the financial statements were available to be issued.

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are included in Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience
17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing services do not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments as of the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2023 and 2022, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including are classified into Level 2 due to their use of market observable inputs.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
At December 31, 2023 and 2022, bonds valued internally, including matrix-priced securities, had book/adjusted carrying value of $192.5 million and $174.9 million, respectively, and an estimated fair value of $180.0 million and $156.2 million, respectively.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.
Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2023
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$708	$—	$—	$708
Separate account assets	—	15,871,446	—	—	15,871,446
Total assets at fair value	$—	$15,872,154	$—	$—	$15,872,154

	December 31, 2022
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$807	$—	$—	$807
Separate account assets	—	13,943,778	—	—	13,943,778
Total assets at fair value	$—	$13,944,585	$—	$—	$13,944,585

There were no Level 3 assets measured at fair value at December 31, 2023 or 2022.
19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2023	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,212,620	$1,299,498	$7,488	$1,201,971	$3,161	$—
Common stock	708	708	—	708	—	—
Cash and cash equivalents	30,770	30,770	30,770	—	—	—
Policy loans	376	376	—	—	376	—
Securities lending	3,565	3,565	3,565	—	—	—
Separate account assets	15,871,446	15,871,446	—	15,871,446	—	—
Total assets at fair value	$17,119,485	$17,206,363	$41,823	$17,074,125	$3,537	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$152,676	$606,397	$—	$—	$152,676	$—
Liability for deposit-type contracts	7,047	8,717	—	—	7,047	—
Payable for securities lending	3,565	3,565	—	3,565	—	—
Separate account liabilities	15,871,446	15,871,446	—	15,871,446	—	—
Total liabilities at fair value	$16,034,734	$16,490,125	$—	$15,875,011	$159,723	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

December 31, 2022	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,187,049	$1,317,391	$7,301	$1,179,748	$—	$—
Common stock	807	807	—	807	—	—
Cash and cash equivalents	56,849	56,849	56,849	—	—	—
Policy loans	356	356	—	—	356	—
Securities lending	9,463	9,463	9,463	—	—	—
Separate account assets	13,943,778	13,943,778	—	13,943,778	—	—
Total assets at fair value	$15,198,302	$15,328,644	$73,613	$15,124,333	$356	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$368,361	$859,152	$—	$—	$368,361	$—
Liability for deposit-type contracts	8,409	9,177	—	—	8,409	—
Payable for securities lending	9,463	9,463	—	9,463	—	—
Separate account liabilities	13,943,778	13,943,778	—	13,943,778	—	—
Total liabilities at fair value	$14,330,011	$14,821,570	$—	$13,953,241	$376,770	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities, including publicly traded industrial, loan-backed, utility and government bonds. Loan-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by
20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Debt Securities, Common and Preferred Stock
Debt securities consist of bonds and short-term investments. Cost or amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Governments	$9,382	$—	$478	$8,904	$9,382
Industrial and miscellaneous	1,059,294	3,304	75,677	986,921	1,059,294
Residential mortgage-backed	4,770	581	22	5,329	4,770
Commercial mortgage-backed	105,463	87	7,826	97,724	105,463
Other asset-backed	120,589	526	7,373	113,742	120,589
Total debt securities	1,299,498	4,498	91,376	1,212,620	1,299,498
Common and preferred stock	715	—	7	708	708
Total securities	$1,300,213	$4,498	$91,383	$1,213,328	$1,300,206

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2022	Cost	Gains	Losses	Value	Value
Governments	$9,513	$—	$669	$8,844	$9,513
Industrial and miscellaneous	1,069,574	834	111,595	958,813	1,069,574
Residential mortgage-backed	5,297	759	27	6,029	5,297
Commercial mortgage-backed	122,744	7	10,383	112,368	122,744
Other asset-backed	110,263	127	9,395	100,995	110,263
Total debt securities	1,317,391	1,727	132,069	1,187,049	1,317,391
Common and preferred stock	1,143	—	336	807	807
Total securities	$1,318,534	$1,727	$132,405	$1,187,856	$1,318,198

The amount of gross unrealized losses and the associated estimated fair value on debt securities and equity investments are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2023	Losses	Value	Losses	Value	Losses	Value
Governments	$3	$1,416	$475	$7,488	$478	$8,904
Industrial and miscellaneous	91	20,407	75,586	829,949	75,677	850,356
Residential mortgage-backed	6	1,987	16	491	22	2,478
Commercial mortgage-backed	4	3,986	7,822	87,682	7,826	91,668
Other asset-backed	55	10,311	7,318	61,938	7,373	72,249
Total debt securities	159	38,107	91,217	987,548	91,376	1,025,655
Common and preferred stock	7	708	—	—	7	708
Total temporarily impaired
securities	$166	$38,815	$91,217	$987,548	$91,383	$1,026,363

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

	Less than 12 months		12 months or longer			Total
	Gross	Estimated	Gross	Estimated		Gross	Estimated
	Unrealized	Fair	Unrealized	Fair		Unrealized	Fair
December 31, 2022	Losses	Value	Losses	Value		Losses	Value
Governments	$669	$8,844	$—	$—		$669	$8,844
Industrial and miscellaneous	69,010	751,662	42,585	165,786		111,595	917,448
Residential mortgage-backed	27	1,157	—	6		27	1,163
Commercial mortgage-backed	9,632	106,215	751	2,155		10,383	108,370
Other asset-backed	5,845	60,711	3,550	25,874		9,395	86,585
Total debt securities	85,183	928,589	46,886	193,821		132,069	1,122,410
Common and preferred stock	336	807	—	—		336	807
Total temporarily impaired
securities	$85,519	$929,396	$46,886	$193,821	$—	$132,405	$1,123,217

Debt securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans (“RMBS”) that are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Prime	$2,327	$159	$14	$2,472	$2,327
Alt-A	—	419	—	419	—
Subprime	1,566	—	2	1,564	1,566
Total non-agency RMBS	$3,893	$578	$16	$4,455	$3,893

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2022	Cost	Gains	Losses	Value	Value
Prime	$2,587	$57	$15	$2,629	$2,587
Alt-A	31	445	—	476	31
Subprime	1,554	253	—	1,807	1,554
Total non-agency RMBS	$4,172	$755	$15	$4,912	$4,172

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
The Company defines its exposure to non-agency RMBS as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 100% of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). The carrying value and estimated fair value of the Company’s investment in CMBS are $105.5 million and $97.7 million, respectively, at December 31, 2023. 100% of these investments are rated investment grade by the NAIC.

Of the total carrying value for bonds in an unrealized loss position at December 31, 2023, 99% were investment grade and 1% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Corporate bonds in an unrealized loss position were diversified across industries. As of December 31, 2023, the industries comprising the larger proportion of unrealized losses included financial services (16% of corporate gross unrealized losses) and utilities (10%). The largest unrealized loss related to a single corporate obligor was $1.0 million at December 31, 2023.

The amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of debt securities at December 31, 2023, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities where securities can be called or pre-paid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value
Due in 1 year or less	$50,661	$17	$663	$50,015	$50,661
Due after 1 year through 5 years	485,548	657	18,785	467,420	485,548
Due after 5 years through 10 years	513,049	2,460	54,441	461,068	513,049
Due after 10 years through 20 years	13,421	152	1,928	11,645	13,421
Due after 20 years	5,997	18	338	5,677	5,997
Residential mortgage-backed	4,770	581	22	5,329	4,770
Commercial mortgage-backed	105,463	87	7,826	97,724	105,463
Other asset-backed	120,589	526	7,373	113,742	120,589
Total debt securities	$1,299,498	$4,498	$91,376	$1,212,620	$1,299,498

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain loan-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for loan-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain loan-backed securities that are deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The book/adjusted carrying value of securities changing from the retrospective to the prospective methodology in 2023 and 2022 was nil and $1.6 million, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 – 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2023, the Company’s investment advisor provided the designation for debt securities with carrying value and estimated fair value of both $13.0 million. At December 31, 2022, the Company’s investment advisor did not provide the designation for carrying value and estimated fair value for debt securities

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”)
23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

The Company’s debt securities by NAIC designation are as follows at December 31, 2023 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value
Class 1	$669,678	$2,950	$43,577	$629,051	$669,678
Class 2	608,106	1,347	46,918	562,535	608,106
Class 3	13,361	146	438	13,069	13,361
Class 4	7,661	50	341	7,370	7,661
Class 5	692	5	102	595	692
Class 6	—	—	—	—	—
Total debt securities	$1,299,498	$4,498	$91,376	$1,212,620	$1,299,498
The book/adjusted carrying value and fair value of debt securities in default that were anticipated to be income producing when purchased were both nil at December 31, 2023 and 2022. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2023 and 2022.

Debt securities with a book/adjusted carrying value of $0.5 million at both December 31, 2023 and 2022, were on deposit with the state of New York.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to unassigned surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to
24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2023 and 2022, assumed default rates for delinquent loans ranged from 10% to 100%. At December 31, 2023 and 2022, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 40% and 15% to 35%, respectively.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

There were no loan-backed securities with a recognized other-than-temporary impairment where the Company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date.

In 2023, 2022, and 2021, the Company recognized other-than-temporary impairments of $437 thousand, $195 thousand, and nil, respectively. See Note 13 for detail regarding securities with recognized other-than-temporary impairment charges during 2023, where the Company has (or had at the quarterly reporting date) the intent and ability to hold the securities for sufficient time to recover the amortized cost.

The following table summarizes other-than-temporary impairment charges recorded for the years ended December 31, 2023, 2022, and 2021 (in thousands):

	2023	2022	2021
Residential mortgage-backed securities:
Prime	$—	$195	$—
Industrial and miscellaneous	10	—	—
Common stock	427	—	—
Total other-than-temporary impairment charges	$437	$195	$—

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Sales of bonds:
Gross gains	$172	$462	$3,008
Gross losses	(4,706)	(3,740)	(554)
Other assets	—	3	3
Other-than-temporary impairment losses	(437)	(195)	—
Net realized gains (losses)	$(4,971)	$(3,470)	$2,457

Net gains (losses) allocated to AVR	$(428)	$(1,046)	$21
Net gains (losses) allocated to IMR	(4,543)	(2,424)	2,436
Net realized gains (losses)	$(4,971)	$(3,470)	$2,457

Net gains (losses) allocated to AVR	$(428)	$(1,046)	$21
Tax benefit (expense)	—	137	(5)
Reported net realized gains (losses)	$(428)	$(909)	$16

Loan-Backed and Structured Securities
The Company has no significant concentrations as defined in SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, arising from its investment in loan-backed securities.

The following table summarizes loan-backed and structured securities in an unrealized loss position as of December 31, 2023 (in thousands):

	Total	<12 Months	12+ Months
Fair value	$166,395	$16,284	$150,111
Unrealized loss	$15,221	$65	$15,156

The carrying value and fair value of all loan-backed and structured securities, regardless of whether the security was in an unrealized loss position, were $230.8 million and $216.8 million, respectively, at December 31, 2023.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2023 and 2022, the estimated fair value of loaned securities was $3.4 million and $9.1 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of the counterparties is monitored on a regular basis. At December 31, 2023 and 2022, unrestricted cash collateral received in the amount of $3.6 million and $9.5 million, respectively, was included in securities lending reinvested collateral assets of the Company. At December 31, 2023 and 2022, an offsetting liability for the overnight and continuous loan of $3.6 million and $9.5 million, respectively, is included in payable for securities lending on the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Restricted Assets
At December 31, 2023, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted				Percentage
Restricted Asset Category	Total General Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with state	$499	$499	$—	$499	0.00%	0.00%
Securities loaned for securities lending agreements	3,759	9,736	(5,977)	3,759	0.02%	0.02%
Total restricted assets	$4,258	$10,235	$(5,977)	$4,258	0.03%	0.02%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2023 and 2022, the Company had no investments in debt securities with a 5GI designation.
Note 5 - Reinsurance

The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company cedes 90% of the entire VA contract to its parent, Jackson, on a coinsurance basis (modified coinsurance for separate account liabilities). The agreement covers all existing and future issues of VA contracts issued by the Company. Premiums ceded to Jackson were $716.1 million, $980.1 million, and $1,320.3 million in 2023, 2022, and 2021, respectively. In second quarter 2022, the quarterly settlement due to Jackson totaled $107.2 million, which the Company settled by transferring $61.4 million of bonds and $45.8 million cash.

The Company cedes 100% of its guaranteed minimum income benefit on variable annuities to an unaffiliated third party. The reinsurance treaty contains certain maximum limits on annual benefits recoverable. Accordingly, the NYDFS has determined there is not sufficient risk transfer and thus does not permit the Company to record a reserve credit in the accompanying statutory financial statements.

The effect of reinsurance on premiums and benefits was as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Direct premiums and annuity considerations	$817,996	$1,098,943	$1,469,833
Reinsurance ceded	(716,864)	(980,910)	(1,321,087)
Total premiums and annuity considerations	$101,132	$118,033	$148,746

Direct benefits to policyholders and beneficiaries	$1,606,350	$1,353,849	$1,602,003
Reinsurance ceded	(1,390,242)	(1,176,431)	(1,404,416)
Total benefits to policyholders and beneficiaries	$216,108	$177,418	$197,587

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. Reserves ceded were $1,532.8 million and $1,956.6 million, including $1,531.4 million and $1,955.1 million ceded to Jackson at December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, the Company had $160.6 million and $152.9 million, respectively, due from reinsurers, of which $328.2 million and $334.4 million, respectively, related to reinsurance due from its Parent.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Note 6 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Brooke Life, Jackson, and Squire Reassurance Company II, Inc. The Company has entered into a written tax sharing agreement that is based on separate return calculations with benefits for credits and losses. The Company's portion of any Corporate Alternative Minimum Tax (“CAMT”) incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2019. Tax years from 2019 to 2023 remain open under the statute of limitations.

Inflation Reduction Act
The Inflation Reduction Act (“IRA”), enacted on August 16, 2022, includes the CAMT, which was effective January 1, 2023. The Company is an applicable reporting entity that is part of a controlled group of corporations that is subject to the CAMT in 2023. At December 31, 2023 and 2022, the CAMT current tax was $20.7 million and nil, respectively. At December 31, 2023 and 2022, the CAMT had no impact on net capital and surplus. The CAMT was not applicable to the year ended December 31, 2021.

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2023			December 31, 2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total Gross Deferred Tax Assets	$61,414	$91	$61,505	$53,099	$71	$53,170	$8,315	$20	$8,335
Statutory valuation allowance	37,470	—	37,470	47,725	—	47,725	(10,255)	—	(10,255)
Adjusted gross DTA	23,944	91	24,035	5,374	71	5,445	18,570	20	18,590
DTA nonadmitted	—	—	—	—	—	—	—	—	—
Subtotal net admitted DTA	23,944	91	24,035	5,374	71	5,445	18,570	20	18,590
Deferred tax liabilities	(2,896)	(487)	(3,383)	(4,369)	(1,076)	(5,445)	1,473	589	2,062
Net admitted DTA	$21,048	$(396)	$20,652	$1,005	$(1,005)	$—	$20,043	$609	$20,652

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2023			December 31, 2022			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	20,652	—	20,652	—	—	—	20,652	—	20,652
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			20,652			—			20,652
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			104,911			90,469			14,442
(c)	Adjusted gross DTA
	(Excluding the amount
	of DTA from (a) and
	(b) above) offset by
	gross DTL	3,292	91	3,383	5,374	71	5,445	(2,082)	20	(2,062)
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$23,944	$91	$24,035	$5,374	$71	$5,445	$18,570	$20	$18,590

	2023	2022
Ratio percentage used to determine recovery
period and threshold limitation amount	3,388.1%	2,582.1%

Amount of adjusted capital and surplus used to
determine recovery period and threshold
limitation amount (in thousands)	$699,409	$603,128

The impact of tax planning strategies was as follows (in thousands):

		December 31, 2023		December 31, 2022		Change
		Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted
Gross DTA and Net Admitted DTA, by
Tax Character as a Percentage
1.	Adjusted gross DTAs	$23,944	$91	$5,374	$71	$18,570	$20
2.	Percentage of adjusted gross DTAs by
	tax character attributable to the impact
	of tax planning strategies	0%	0%	0%	0%	0%	0%
3.	Net admitted adjusted gross DTAs	$23,944	$91	$5,374	$71	$18,570	$20
4.	Percentage of net admitted adjusted
	gross DTAs by tax character admitted
	because of the impact of tax planning
	strategies	86%	0%	0%	0%	86%	0%
29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
At December 31, 2023 and December 31, 2022, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2023, the Company considered tax planning strategies in the determination of the amount of admitted CAMT Credit DTA which is 86% of the net admitted adjusted gross DTAs. At December 31, 2022, the Company did not have any CAMT Credit DTA to consider in the determination of the Admitted CAMT Credit DTA.

The Company's tax planning strategies do not include the use of reinsurance.

The main components of the deferred tax assets and deferred tax liabilities are as follows (in thousands):

	2023	2022	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$8,950	$9,353	$(403)
Deferred and uncollected premium	36	29	7
Insurance reserves	29,724	39,969	(10,245)
Deferred compensation	1,608	1,476	132
Guaranteed fund assessment liability	378	378	—
Net operating loss carryforward	—	588	(588)
Credit carryover	20,670	1,251	19,419
Other	48	55	(7)
Total ordinary gross and adjusted
gross deferred tax assets	61,414	53,099	8,315
Statutory valuation allowance adjustment	(37,470)	(47,725)	10,255
Deferred tax assets nonadmitted	—	—	—
Admitted ordinary gross deferred
tax assets per NAIC SAP	23,944	5,374	18,570

Capital:
Investments	90	—	90
Unrealized losses	1	71	(70)
Total capital gross and adjusted
gross deferred tax assets	91	71	20
Statutory valuation allowance adjustment	—	—	—
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	91	71	20
Total admitted deferred tax assets	24,035	5,445	18,590

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Insurance reserves	2,862	4,357	(1,495)
Other	34	12	22
Total ordinary deferred tax liabilities	2,896	4,369	(1,473)
Total capital deferred tax liabilities	487	1,076	(589)
Total deferred tax liabilities	3,383	5,445	(2,062)

Total net admitted deferred tax asset	$20,652	$—	$20,652

The application of SSAP No. 101, "Income Taxes for Accounting Guidance" requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the
30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Company would employ to avoid a tax benefit from expiring unused. Due to the uncertainty of realization, management believes it is not more likely than not that the deferred tax assets under the regular tax system, net of valuation allowances, will be realized. The Company has recorded a valuation allowance of $37.5 million and $47.7 million against the net deferred tax balance under the regular tax system as of December 31, 2023 and 2022, respectively. There have been no adjustments to gross deferred tax assets for CAMT credit carryforwards because of a change in circumstances that causes a change in judgement about their realizability. All reporting entities of the controlled group have made an accounting policy election to disregard the effect of the CAMT system in determining the valuation allowance for deferred tax assets under the regular tax system. There were no material modifications to the methodology used to project CAMT.

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2023	2022	Change

Total deferred tax assets	$61,505	$53,170	$8,335
Total deferred tax liabilities	(3,383)	(5,445)	2,062
Net deferred tax assets/liabilities	58,122	47,725	10,397
Statutory valuation allowance adjustment	(37,470)	(47,725)	10,255
Net DTA after statutory valuation allowance adjustment	20,652	—	20,652
Tax effect of unrealized (losses) gains	(1)	(71)	70
Statutory valuation allowance adjustment on unrealized	—	0	0
Change in net deferred income tax	$20,651	$(71)	$20,722

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2023	2022	2021
Operations
Federal taxes from operations	$20,535	$(1,719)	$(432)
Foreign Tax Expense	—	—	—
Subtotal	20,535	(1,719)	(432)
Federal taxes on capital gains	(185)	(446)	1,295
Utilization of capital loss carry forwards	—	—	—
Other	59	758	4,858
Total Federal current taxes incurred	$20,409	$(1,407)	$5,721
Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2023	2022	2021

Federal current taxes incurred	$20,594	$(961)	$4,426
Capital gains tax, excluding IMR taxes	—	(137)	5
Taxes transferred to IMR	(186)	(309)	1,290
Taxes on liability gains released from the IMR	1	—	—
Total federal current taxes incurred	$20,409	(1,407)	$5,721
31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2023		2022		2021

Income before taxes	$107,169		$(57,463)		$55,265

Income taxes at statutory rate	22,505	21%	(12,067)	21%	11,606	21%
Dividends received deduction	(9,229)	(9)%	(10,269)	18%	(10,654)	(19)%
Interest maintenance reserve	39	—%	(83)	—%	(120)	—%
Gain on reinsurance	(131)	—%	(281)	—%	(578)	(1)%
Impact of tax sharing agreement	—	—%	—	—%	9,162	17%
Impact of uncertain tax position	—	—%	—	—%	(3,187)	(6)%
Valuation allowance	(10,255)	(10)%	22,853	(40)%	2,683	5%
Tax credits	(3,288)	(3)%	(1,471)	3%	(3,211)	(6)%
Other	47	—%	(18)	—%	20	—%
Total	$(312)	(1)%	$(1,336)	2%	$5,721	11%

Federal and foreign taxes incurred	$20,594		$(961)		$4,426
Tax on capital losses	(185)		(446)		1,295
Change in net deferred taxes	(20,721)		71		—
Total statutory taxes	$(312)		$(1,336)		$5,721

At December 31, 2023, the Company had no ordinary loss carryforwards. At December 31, 2022, the Company had an ordinary loss carryforward of $2.8 million originating from the 2022 tax year that may be carried forward indefinitely and used to offset up to 80% of taxable income in future periods. At December 31, 2023 and 2022, the Company had a foreign tax credit carryforward of $17.3 thousand and $1.3 million, respectively, that may be carried forward ten years. The company had no capital loss carryforwards.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

The Company does not owe any Repatriation Transition Tax (“RTT”) and has made no payment or expect to make any future payments to satisfy the RTT liability.

At December 31, 2023, the Company had an alternative minimum tax credit of $20.7 million originating from the 2023 tax year that may be carried forward indefinitely and was fully recognized as an admitted DTA. At December 31, 2022, the Company had no alternative minimum tax credits.

Note 7 - Capital, Surplus and Dividend Restrictions

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. At December 31, 2023, the Company had $91.1 million of earned surplus available for dividends, compared to $60.1 million at December 31, 2022. No dividends were paid to Jackson in 2023, 2022, or 2021.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At both December 31, 2023 and 2022, the Company’s TAC was more than 1000% of the company action level RBC.
32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

Note 8 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives for policies issued on such lives in addition to the standard gross premium. Mean reserves are calculated as the regular mean reserve for the plan plus one half of the extra premium charged for the year.

The Company had $1.9 million and $2.0 million of insurance in force for which the gross premiums were less than the net premiums, at December 31, 2023 and 2022, respectively, according to the valuation standard set by the state of New York.

At December 31, 2023 and 2022, 92.8% and 91.2%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities and life). The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, or b) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), or upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)). The GMIB is 100% reinsured with an unaffiliated reinsurer, and 90% of the entire VA contract is reinsured with Jackson.

GMIB benefits are reinsured, subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in thousands):

	December 31,
	2023	2022
Fund type:
Equity	$11,555,292	$9,803,805
Bond	1,415,663	1,379,670
Balanced	2,776,323	2,620,099
Money market	123,694	139,790
Total	$15,870,972	$13,943,364

Reserves for variable annuities and associated guarantees are calculated using New York Regulation 213, which incorporates VM-21. Total direct reserves associated with guaranteed benefits were $301.8 million and $463.6 million at December 31, 2023 and 2022, respectively.

The Company offered variable universal life insurance from 2004 through 2006. Amounts in force were immaterial at December 31, 2023 and there were no minimum guaranteed benefits on these policies. Reserves are calculated according to New York Regulation 147.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
An analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$242,868	$—	$—	$242,868	1.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	133,212	—	—	133,212	0.8%
At fair value	—	—	15,532,810	15,532,810	90.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,169,054	—	—	1,169,054	6.8%
Total subject to discretionary withdrawal	1,545,134	—	15,532,810	17,077,944	99.6%
Not subject to discretionary withdrawal	40,317	—	21,275	61,592	0.4%
Total gross	1,585,451	—	15,554,085	17,139,536	100.0%
Reinsurance ceded	1,237,262	—	—	1,237,262
Total, net of reinsurance	$348,189	$—	$15,554,085	$15,902,274

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$242,583	$—	$—	$242,583	1.6%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	160,547	—	—	160,547	1.0%
At fair value	—	—	13,596,685	13,596,685	88.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,292,338	—	—	1,292,338	8.4%
Total subject to discretionary withdrawal	1,695,468	—	13,596,685	15,292,153	99.6%
Not subject to discretionary withdrawal	39,964	—	17,573	57,537	0.4%
Total gross	1,735,432	—	13,614,258	15,349,690	100.0%
Reinsurance ceded	1,366,226	—	—	1,366,226
Total, net of reinsurance	$369,206	$—	$13,614,258	$13,983,464

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	130,130	—	—	130,130	95.2%
Total subject to discretionary withdrawal	130,136	—	—	130,136	95.2%
Not subject to discretionary withdrawal	6,597	—	—	6,597	4.8%
Total gross	136,733	—	—	136,733	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$136,733	$—	$—	$136,733

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	150,979	—	—	150,979	95.8%
Total subject to discretionary withdrawal	150,985	—	—	150,985	95.8%
Not subject to discretionary withdrawal	6,671	—	—	6,671	4.2%
Total gross	157,656	—	—	157,656	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$157,656	$—	$—	$157,656

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	4,235	4,235	16.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	4,235	4,235	16.6%
Not subject to discretionary withdrawal	21,268	—	—	21,268	83.4%
Total gross	21,268	—	4,235	25,503	100.0%
Reinsurance ceded	12,551	—	—	12,551
Total, net of reinsurance	$8,717	$—	$4,235	$12,952

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	2,969	2,969	12.5%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	2,969	2,969	12.5%
Not subject to discretionary withdrawal	20,830	—	—	20,830	87.5%
Total gross	20,830	—	2,969	23,799	100.0%
Reinsurance ceded	11,653	—	—	11,653
Total, net of reinsurance	$9,177	$—	$2,969	$12,146

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2023
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,443	3,443	7,444	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	77	77	77	474	474	474
Miscellaneous Reserves	—	—	301,756	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,762	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	74	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	114,087	XXX	XXX	—
Total (gross: direct + assumed)	$3,520	$3,520	$425,212	$474	$474	$474
Reinsurance Ceded	459	459	282,977	—	$—	—
Total (net)	$3,061	$3,061	$142,235	$474	$474	$474

	December 31, 2022
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,284	3,282	6,284	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	75	75	75	414	414	414
Miscellaneous Reserves	—	—	463,562	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,945	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	11	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	66	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	309,086	XXX	XXX	—
Total (gross: direct + assumed)	$3,359	$3,357	$781,034	$414	$414	$414
Reinsurance Ceded	444	443	578,760	—	—	—
Total (net)	$2,915	$2,914	$202,274	$414	$414	$414

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

At both December 31, 2023 and 2022, approximately 94% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2023

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$11.3	$0.6	$—	$11.9
1.51%-2.50%	165.3	—	—	—	165.3
>2.50%	1,135.8	—	—	5.7	1,141.5
Total	$1,301.1	$11.3	$0.6	$5.7	$1,318.7

Fixed Annuities
0.0%-1.50%	$5.9	$7.9	$14.2	$0.6	$28.6
1.51%-2.50%	26.3	1.4	1.2	—	28.9
>2.50%	212.8	50.7	0.6	—	264.1
Total	$245.0	$60.0	$16.0	$0.6	$321.6

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	—	—	—	—	—
Total	$—	$—	$—	$—	$—

	2022

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$961.8	$15.7	$1.0	$4.4	$982.9
1.51%-2.50%	191.5	—	—	—	191.5
>2.50%	299.1	—	—	—	299.1
Total	$1,452.4	$15.7	$1.0	$4.4	$1,473.5

Fixed Annuities
0.0%-1.50%	$7.3	$10.3	$15.1	$—	$32.7
1.51%-2.50%	33.9	1.7	1.3	—	36.9
>2.50%	215.1	62.8	1.1	—	279.0
Total	$256.3	$74.8	$17.5	$—	$348.6

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	—	—	—	—	—
Total	$—	$—	$—	$—	$—

38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2023 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$—	$—
Ordinary new business	(129,220)	(129,275)
Ordinary renewal	(36,040)	(36,156)
Group Life	—	—
Totals	$(165,260)	$(165,431)

Note 9 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for variable annuity contract guarantees are held in the general account. All assets of the separate accounts are carried at fair value.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2023, 2022, and 2021 is as follows (in thousands):

	2023	2022	2021
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$76,871	$78,973	$143,368
Transfers from separate accounts	112,882	91,502	123,567
Net transfers to separate accounts	(36,011)	(12,529)	19,801
Reconciling adjustments:
Benefit fees and other differences	(17,756)	(17,318)	(15,471)
Transfers as reported in the accompanying Statements of Operations	$(53,767)	$(29,847)	$4,330

The difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The total CARVM allowance, net of reinsurance ceded, reduced the general account liability by $31.3 million and $32.6 million at December 31, 2023 and 2022, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in thousands):

Year	Amount
2023	$204,824
2022	199,196
2021	186,223
2020	161,449
2019	152,801

Premiums, considerations or deposits, net of reinsurance, totaled $65.0 million, $92.4 million, and $129.6 million for 2023, 2022, and 2021, respectively.

39

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Premiums, considerations, or deposits of separate accounts for 2023 are as follows (in thousands):

Nonindexed
	Guarantee	Nonindexed	Nonguaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2023	$—	$—	$64,970	$64,970

Reserves in the separate accounts totaled $15,558.8 million and $13,617.6 million at December 31, 2023 and 2022, respectively.

Withdrawal characteristics of separate account reserves for 2023 are as follows (in thousands):

	Nonindexed
	Guarantee	Nonindexed	Nonguaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$—	$—	$15,558,794	$15,558,794
Amortized cost	—	—	—	—
Total reserves	$—	$—	$15,558,794	$15,558,794
By withdrawal characteristics:
With market value adjustment	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge of
5% or more	—	—	—	—
At fair value	$—	$—	$15,537,519	$15,537,519
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—	—	—
Subtotal	$—	$—	$15,537,519	$15,537,519
Not subject to discretionary
withdrawal	—	—	$21,275	21,275
Total	$—	$—	$15,558,794	$15,558,794

At December 31, 2023, reserves for asset default risk in lieu of AVR was nil.

Note 10 - Employee Retirement Plans

The Company participates in a Parent sponsored defined contribution retirement plan covering substantially all associates. Effective January 1, 2020 eligible associates are immediately able to participate in the Company's matching contribution. To be eligible to participate in the Company’s contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.2 million for 2023, 2022, and 2021, respectively.

40

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
The Company participates in a Parent sponsored non-qualified voluntary deferred compensation plan for certain associates of Jackson and certain affiliates. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At both December 31, 2023 and 2022, Jackson’s liability for the Company’s portion of such plans totaled nil. There were no expenses related to these plans for 2023, 2022, or 2021.

Note 11 – Other Related Party Transactions

The Company had a payable to Jackson of $165.5 million and $192.0 million at December 31, 2023 and 2022, respectively.

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPM Holdings, Inc. ("PPMH"), is the holding company of PPMA, and is a wholly-owned subsidiary of Jackson Financial, Inc., which is the ultimate parent of Jackson-NY. The Company paid $2.0 million, $2.0 million, and $1.8 million to PPMA for investment advisory services in 2023, 2022, and 2021, respectively.

The Company has an administrative service agreement with its Parent, under which Jackson provides certain administrative services. The Company paid administrative fees of $22.8 million, $23.2 million, and $14.0 million in 2023, 2022, and 2021, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Fees for these services paid to JNLD were $0.6 million, $0.6 million, and $0.7 million in 2023, 2022, and 2021, respectively.

The Company has a Master Repurchase Agreement with Jackson, which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2023 and 2022. There was no outstanding balance as of both December 31, 2023 and 2022. Interest paid during 2023, and 2022, and 2021 was nil.

Note 12 – Contingent Liabilities

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

At December 31, 2023 and 2022, the Company had unfunded commitments related to debt securities of $5.0 million and nil, respectively.

Note 13 - Loan-Backed Securities’ Other-Than-Temporary-Impairments

The Company did not recognize any other-than-temporary impairments related loan-backed and structured securities in 2023. The Company has the intent and ability to hold the securities for sufficient time to recover the amortized cost.

Note 14 - Reconciliation to Annual Statement

As discussed in Note 5, the Company cedes 90% of the entire VA contract to its parent, Jackson. In 2023 and 2022, $(165.5) million and $(192.0) million, respectively were reported as an asset in the annual statement as uncollected premium. In accordance with SSAP 61, these were reported as payable to parent in the 2023 and 2022 audited financial statements. As a result, the annual statement admitted assets were lower by $165.5 million and $192.0 million, respectively, as compared to the audited financial statements.

41

Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2023

Investment income earned

U.S. government bonds	$198,990
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	46,331,037
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	—
Real estate	—
Contract loans	25,670
Cash and cash equivalents	2,605,893
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	87,817
Total investment income	$49,249,407

Real estate owned - book value less encumbrances	$—

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	—
Total mortgage loans	$—

Mortgage loans by standing - book value
Good standing	$—
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other long term assets - statement value	$—

Contract loans	$375,616

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$—
Preferred stocks	$—
Common stocks	$708,188

(Continued)

42

Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2023

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$90,007,052
Over 1 year through 5 years	611,850,581
Over 5 years through 10 years	571,049,536
Over 10 years through 20 years	19,643,052
Over 20 years	6,947,908
Total by maturity	$1,299,498,129

Bonds by class - statement value
Class 1	$669,677,631
Class 2	608,105,893
Class 3	13,361,240
Class 4	7,661,439
Class 5	691,926
Class 6	—
Total by class	$1,299,498,129

Total bonds publicly traded	$776,473,318
Total bonds privately placed	$523,024,811

Preferred stocks - statement value	$—
Common stocks - market value	$708,188
Short-term investments - book value	$—
Options, caps and floors owned - statement value	$—
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$—
Futures contracts open - current value	$—
Cash on deposit	$(24,026,410)
Cash equivalents	$54,796,520

Life insurance in force
Industrial	$—
Ordinary	$30,241,000
Credit life	$—
Group life	$—

Amount of accidental death benefits in force under ordinary policies	$900,000

(Continued)
43

Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2023

Life insurance policies with disability provisions in force
Industrial	$—
Ordinary	$7,734,000
Credit life	$—
Group life	$—

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Ordinary - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Annuities:
Ordinary-
Immediate - amount of income payable	$8,751,076
Deferred - fully paid account balance	$103,579,481
Deferred - not fully paid - account balance	$1,458,834,519

Group-
Amount of income payable	$1,533,744
Fully paid account balance	$130,205,734
Not fully paid - account balance	$—

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

See accompanying independent auditors' report.

44

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2023

1)	Total admitted assets (excluding Separate Accounts):			$1,383,812,883

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	ROBERT BOSCH FINANCE LLC	UNAFFILIATED FOREIGN SECURITIES	$8,000,000	0.6%
	DISCOVERY COMMUNICATIONS	UNAFFILIATED DOMESTIC SECURITIES	$7,230,069	0.5%
	AMERICAN EXPRESS	UNAFFILIATED DOMESTIC SECURITIES	$7,204,779	0.5%
	VOPAK NV	UNAFFILIATED FOREIGN SECURITIES	$7,000,000	0.5%
	DUKE ENERGY CAROLINAS	UNAFFILIATED DOMESTIC SECURITIES	$6,992,455	0.5%
	T-MOBILE USA	UNAFFILIATED DOMESTIC SECURITIES	$6,684,010	0.5%
	NATIONAL FOOTBALL LEAGUE	UNAFFILIATED DOMESTIC SECURITIES	$6,613,945	0.5%
	CHARLES SCHWAB	UNAFFILIATED DOMESTIC SECURITIES	$6,537,833	0.5%
	GLENCORE FUNDING	UNAFFILIATED DOMESTIC SECURITIES	$6,469,718	0.5%
	BP CAP MARKETS AMERICA	UNAFFILIATED DOMESTIC SECURITIES	$6,344,578	0.5%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.
				Preferred
	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$669,677,631	48.4%	P/RP-1	$—	0.0%
	NAIC-2	$608,105,893	43.9%	P/RP-2	$—	0.0%
	NAIC-3	$13,361,240	1.0%	P/RP-3	$—	0.0%
	NAIC-4	$7,661,439	0.6%	P/RP-4	$—	0.0%
	NAIC-5	$691,629	0.1%	P/RP-5	$—	0.0%
	NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$272,030,294	19.7%
	Foreign-currency-denominated investments	$—	0.0%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$269,303,648	19.5%
	Countries rated NAIC-2	$1,232,803	0.1%
	Countries rated NAIC-3 or below	$1,493,843	0.1%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$54,640,710	3.9%
	GERMANY	$32,479,871	2.3%
	Countries rated NAIC-2:
	MEXICO	$981,608	0.1%
	ITALY	$251,195	0.0%
	Countries rated NAIC-3 or below:
	BRAZIL	$1,000,000	0.1%
	SOUTH AFRICA	$493,843	0.0%

(Continued)
45

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2023

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Ten largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	ROBERT BOSCH FINANCE LLC	1	$8,000,000	0.6%
	VOPAK NV	2	$7,000,000	0.5%
	GLENCORE FUNDING	2	$6,469,718	0.5%
	NXP FUNDING	2	$6,281,548	0.5%
	BAT CAPITAL CORP	2	$6,017,150	0.4%
	ELLEVIO	2	$6,000,000	0.4%
	ANHEUSER-BUSCH	1	$5,189,572	0.4%
	AVOLON HOLDINGS FND	2	$5,014,451	0.4%
	VECTOR LIMITED	2	$5,000,000	0.4%
	AURIZON NETWORK PTY LTD	2	$5,000,000	0.4%

		Amount	Percentage
11)	Total admitted assets held in Canadian investments:	$38,199,911	2.8%

12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	There were no assets held in equity interests that exceeded 2.5% of the Company’s total admitted assets.
14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.
16)	There were no admitted assets held in mortgage loans.
17)	There were no mortgage loan to value ratios as determined from the most current appraisal as of the annual statement date.
18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$3,758,887	0.3%	$6,898,874	$2,639,591	$5,351,588
Repurchase	—	0.0%	—	—	—
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	There were no admitted assets for warrants not attached to other financial instruments, options, caps and floors.
22)	There were no admitted assets subject to potential exposure for collars, swaps and forwards.
23)	There were no admitted assets subject to potential exposure for futures contracts.

See accompanying independent auditors' report.

46

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Summary Investment Schedule
December 31, 2023

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount		Securities Lending Reinvested Collateral Amount	Total (Col. 3 + 4) Amount	Percentage
Bonds:
U.S. governments	$8,020,887	0.601%	$8,020,887		$—	$8,020,887	0.601%
Foreign governments	—	—%	—		—	—	—%
U.S. states, territories and possessions, guaranteed	1,418,897	0.106%	1,418,897		—	1,418,897	0.106%
U.S. political subdivisions of states, territories and possessions guaranteed	—	—%	—		—	—	—%
U.S. special revenue and special assessment obligations non-guaranteed	7,334,940	0.549%	7,334,940		—	7,334,940	0.549%
Industrial and miscellaneous	1,282,723,405	96.055%	1,282,723,405		—	1,282,723,405	96.055%
Hybrid securities	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
SVO identified funds	—	—%	—		—	—	—%
Unaffiliated bank loans	—	—%	—		—	—	—%
Preferred Stocks:
Industrial and misc (unaffiliated)	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
Common Stocks:
Industrial and miscellaneous Publicly traded (unaffiliated)	—	—%	—		—	—	—%
Industrial and miscellaneous Other (unaffiliated)	708,188	0.053%	708,188		—	708,188	0.053%
Parent, subsidiaries and affiliates Publicly traded	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates Other	—	—%	—		—	—	—%
Mutual Funds	—	—%	—		—	—	—%
Unit Investment trusts	—	—%	—		—	—	—%
Closed-end funds	—	—%	—		—	—	—%
Cash, cash equivalents and short-term investments
Cash	(24,026,410)	(1.799)%	(24,026,410)		—	(24,026,410)	(1.799)%
Cash equivalents	54,796,520	4.103%	54,796,520		3,565,134	58,361,654	4.370%
Contract loans	375,616	0.028%	375,616		—	375,616	0.028%
Receivables for securities	496,341	0.037%	496,341		—	496,341	0.037%
Securities Lending	3,565,134	0.267%	3,565,134		XXX	XXX	—%
Other invested assets	—	—%	—		—	—	—%
	$1,335,413,518	100.000%	$1,335,413,518	$	$3,565,134	$1,335,413,518	100.000%

See accompanying independent auditors' report.

47

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Reinsurance Risk Interrogatories
December 31, 2023

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
No

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

	a.	Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?
No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.	Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.	Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.

48